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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-05430
SSgA Funds
(Exact name of Registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)
Mary Beth Rhoden, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

(Name and address of agent for service)
Registrant’s telephone number, including area code: 206-505-7877
Date of fiscal year end: August 31
Date of reporting period: September 1, 2011 to February 29, 2012

Item 1. Reports to Stockholders
[Insert copy of shareholder report]

EQUITY FUNDS
Disciplined Equity Fund
Dynamic Small Cap Fund
Dynamic Small Cap Fund – Class R
Tuckerman Active REIT Fund
IAM SHARES Fund
Enhanced Small Cap Fund
Directional Core Equity Fund

Semiannual Report
February 29, 2012

SSgA Funds
Equity Funds
Semi-annual Report
February 29, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds. This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 This page has been intentionally left blank.

SSgA
Disciplined Equity Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,136.39	$1,021.63
Expenses Paid During Period*	$3.45	$3.27

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Disciplined Equity Fund	3

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SSgA
Disciplined Equity Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 97.7%

Consumer Discretionary - 11.0%
Amazon.com, Inc. (Æ)	78	14
Apollo Group, Inc. Class A (Æ)(Ñ)	20	1
AutoZone, Inc. (Æ)	103	39
Bed Bath & Beyond, Inc. (Æ)(Ñ)	575	34
Coach, Inc.	579	43
Comcast Corp. Class A	1,554	46
Dillard’s, Inc. Class A	70	4
DIRECTV, Inc. Class A (Æ)	80	4
DISH Network Corp. Class A	45	1
Expedia, Inc. (Ñ)	501	17
Ford Motor Co. (Ñ)	1,030	13
Harman International Industries, Inc. (Ñ)	129	6
Home Depot, Inc. (Ñ)	560	27
International Game Technology	753	11
Interpublic Group of Cos., Inc. (The)	2,083	24
Las Vegas Sands Corp. (Ñ)	418	23
Lear Corp. (Ñ)	525	24
Liberty Media Corp. - Interactive (Æ)	1,763	33
Macy’s, Inc.	1,045	40
Madison Square Garden Co. (The) Class A (Æ)(Ñ)	279	9
McDonald’s Corp. (Ñ)	813	81
McGraw-Hill Cos., Inc. (The)	242	11
Newell Rubbermaid, Inc. (Ñ)	60	1
News Corp. Class A (Ñ)	1,257	25
Nike, Inc. Class B	335	36
Ross Stores, Inc.	685	37
Target Corp. (Ñ)	24	1
Time Warner Cable, Inc. (Ñ)	24	2
Time Warner, Inc. (Ñ)	1,239	46
TJX Cos., Inc.	958	35
Viacom, Inc. Class B	935	45
Visteon Corp. (Æ)(Ñ)	231	12
Walt Disney Co. (The) (Ñ)	310	13
Yum! Brands, Inc.	339	23

		781

Consumer Staples - 10.2%
Altria Group, Inc.	283	8
Coca-Cola Co. (The)	818	57
Coca-Cola Enterprises, Inc.	748	22
CVS Caremark Corp.	1,421	64
Dr Pepper Snapple Group, Inc. (Ñ)	107	4
Estee Lauder Cos., Inc. (The) Class A	153	9
General Mills, Inc.	148	6
Kraft Foods, Inc. Class A	1,014	39
Kroger Co. (The)	1,471	35
Mead Johnson Nutrition Co. Class A	358	28
Monster Beverage Corp. (Æ)	590	34
PepsiCo, Inc.	450	28
Philip Morris International, Inc.	1,322	110
Procter & Gamble Co. (The)	1,838	124
Reynolds American, Inc. (Ñ)	924	39
Sara Lee Corp.	1,741	35
Tyson Foods, Inc. Class A	68	1
Walgreen Co. (Ñ)	686	23
Wal-Mart Stores, Inc. (Ñ)	1,076	64

		730

Energy - 11.5%
Baker Hughes, Inc.	31	2
Cabot Oil & Gas Corp.	66	2
Chevron Corp.	1,382	151
ConocoPhillips (Ñ)	362	28
Consol Energy, Inc.	316	11
Core Laboratories NV (Ñ)	6	1
Devon Energy Corp.	520	38
EQT Corp. (Ñ)	86	5
Exxon Mobil Corp.	3,026	262
Halliburton Co.	35	1
Helmerich & Payne, Inc. (Ñ)	40	2
HollyFrontier Corp. (Ñ)	393	13
Marathon Oil Corp.	1,342	45
Marathon Petroleum Corp. (Ñ)	673	28
Nabors Industries, Ltd. (Æ)	47	1
National Oilwell Varco, Inc. (Ñ)	593	49
Noble Energy, Inc. (Ñ)	18	2
Occidental Petroleum Corp.	439	46
Patterson-UTI Energy, Inc. (Ñ)	40	1
QEP Resources, Inc.	489	17
Schlumberger, Ltd.	413	32
Spectra Energy Corp.	45	1
Superior Energy Services, Inc. (Æ)	140	4
Unit Corp. (Æ)	587	28
Valero Energy Corp. (Ñ)	371	9
Williams Cos., Inc. (The)	1,186	35
WPX Energy, Inc. (Æ)(Ñ)	188	3

		817

Financials - 14.0%
ACE, Ltd.	598	43
Aflac, Inc.	14	1
American Capital Agency Corp. (Ñ)(ö)	602	18
American Financial Group, Inc.	704	26
American International Group, Inc. (Æ)	148	4
American National Insurance Co. (Ñ)	11	1
Ameriprise Financial, Inc.	565	32
Annaly Capital Management, Inc. (Ñ)(ö)	261	4
Aspen Insurance Holdings, Ltd.	49	1

Disciplined Equity Fund	5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Associated Banc-Corp. (Ñ)	60	1
Assurant, Inc. (Ñ)	769	33
Axis Capital Holdings, Ltd.	189	6
Bank of America Corp.	5,739	46
Berkshire Hathaway, Inc. Class B (Æ)	942	74
BlackRock, Inc. Class A	51	10
Brandywine Realty Trust (Ñ)(ö)	61	1
Camden Property Trust (Ñ)(ö)	326	20
Capitol Federal Financial, Inc.	360	4
Chimera Investment Corp. (ö)	3,598	11
Citigroup, Inc.	993	33
CommonWealth REIT (ö)	180	3
Discover Financial Services (Ñ)	1,380	41
East West Bancorp, Inc. (Ñ)	40	1
First Citizens BancShares, Inc. Class A (Æ)	3	1
Goldman Sachs Group, Inc. (The)	255	29
Hanover Insurance Group, Inc. (The)	40	2
Interactive Brokers Group, Inc. Class A	1,905	30
Invesco, Ltd.	916	23
JPMorgan Chase & Co.	2,662	104
KeyCorp	3,509	28
Loews Corp.	994	39
MetLife, Inc. (Ñ)	21	1
Moody’s Corp. (Ñ)	24	1
Morgan Stanley (Ñ)	753	14
NASDAQ OMX Group, Inc. (The) (Æ)(Ñ)	657	17
PNC Financial Services Group, Inc.	483	29
Public Storage (ö)	150	20
Regions Financial Corp. (Ñ)	130	1
Senior Housing Properties Trust (ö)	1,352	29
SLM Corp.	1,832	29
Taubman Centers, Inc. (ö)	27	2
Travelers Cos., Inc. (The) (Ñ)	22	1
Unum Group	286	7
US Bancorp (Ñ)	2,032	60
Validus Holdings, Ltd.	959	29
Wells Fargo & Co.	2,565	80
White Mountains Insurance Group, Ltd. (Ñ)	21	10

		1,000

Health Care - 10.7%
Abbott Laboratories	345	20
Aetna, Inc.	898	42
Agilent Technologies, Inc.	691	30
Allergan, Inc. (Ñ)	114	10
Allscripts Healthcare Solutions, Inc. (Æ)	43	1
Amgen, Inc. (Ñ)	556	38
Baxter International, Inc. (Ñ)	623	36
Bristol-Myers Squibb Co.	1,018	33
Cardinal Health, Inc.	214	9
Cigna Corp.	53	2
Coventry Health Care, Inc. (Æ)	180	6
Covidien PLC	764	40
Eli Lilly & Co. (Ñ)	38	1
Forest Laboratories, Inc. (Æ)	221	7
Gilead Sciences, Inc. (Æ)	292	13
HCA Holdings, Inc. (Ñ)	222	6
Hologic, Inc. (Æ)(Ñ)	1,520	32
Humana, Inc.	17	1
Johnson & Johnson	1,059	69
McKesson Corp.	168	14
Merck & Co., Inc.	2,426	93
Mylan, Inc. (Æ)	63	1
Myriad Genetics, Inc. (Æ)(Ñ)	854	21
Pfizer, Inc.	5,549	117
SXC Health Solutions Corp. (Æ)(Ñ)	122	9
United Therapeutics Corp. (Æ)(Ñ)	24	1
UnitedHealth Group, Inc. (Ñ)	1,117	62
Warner Chilcott PLC Class A (Æ)(Ñ)	783	13
WellPoint, Inc.	542	36

		763

Industrials - 10.9%
3M Co. (Ñ)	44	4
Ametek, Inc.	655	31
Caterpillar, Inc.	92	11
Corrections Corp. of America (Æ)	1,336	34
CSX Corp. (Ñ)	1,711	36
Deere & Co.	484	40
Delta Air Lines, Inc. (Æ)	2,810	28
Dun & Bradstreet Corp. (The) (Ñ)	11	1
FedEx Corp.	512	46
General Dynamics Corp.	84	6
General Electric Co.	6,633	126
Honeywell International, Inc.	942	56
ITT Corp. (Ñ)	794	20
KBR, Inc. (Ñ)	304	11
Lambda TD Software, Inc. (Æ)	610	6
Norfolk Southern Corp.	511	35
PACCAR, Inc. (Ñ)	640	30
Raytheon Co. (Ñ)	331	17
Shaw Group, Inc. (The) (Æ)	187	5
Timken Co.	599	31
Towers Watson & Co. Class A	522	33
Tyco International, Ltd. (Ñ)	837	43
Union Pacific Corp. (Ñ)	118	13
United Parcel Service, Inc. Class B (Ñ)	388	30

6	Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
United Technologies Corp.	802	67
Xylem, Inc.	598	16

		776

Information Technology - 19.9%
Accenture PLC Class A	779	46
Activision Blizzard, Inc. (Ñ)	592	7
Amdocs, Ltd. (Æ)(Ñ)	949	29
Apple, Inc. (Æ)	504	273
Applied Materials, Inc.	1,493	18
Autodesk, Inc. (Æ)	974	37
Avnet, Inc. (Æ)	806	29
BMC Software, Inc. (Æ)	20	1
Booz Allen Hamilton Holding Corp. Class A (Ñ)	257	5
CA, Inc.	30	1
Cisco Systems, Inc.	4,442	88
Dell, Inc. (Æ)	2,497	43
Electronic Arts, Inc. (Æ)(Ñ)	120	2
EMC Corp. (Æ)(Ñ)	80	2
Google, Inc. Class A (Æ)	121	75
Hewlett-Packard Co.	873	22
IAC/InterActiveCorp (Ñ)	333	15
Intel Corp. (Ñ)	3,872	104
International Business Machines Corp.	802	158
KLA-Tencor Corp. (Ñ)	260	13
LSI Corp. (Æ)(Ñ)	114	1
Marvell Technology Group, Ltd. (Æ)	87	1
Mastercard, Inc. Class A	63	26
Microsoft Corp.	4,127	131
Motorola Solutions, Inc.	592	30
NCR Corp. (Æ)	1,525	33
Oracle Corp.	2,689	79
QUALCOMM, Inc.	947	59
Symantec Corp. (Æ)(Ñ)	218	4
Synopsys, Inc. (Æ)(Ñ)	1,031	31
Western Digital Corp. (Æ)	610	24
Western Union Co. (The) (Ñ)	1,263	22
Xerox Corp.	180	2
Yahoo!, Inc. (Æ)	508	8

		1,419

Materials - 4.0%
Air Products & Chemicals, Inc. (Ñ)	192	17
Airgas, Inc. (Ñ)	11	1
Ball Corp. (Ñ)	795	32
CF Industries Holdings, Inc.	200	37
Eastman Chemical Co. (Ñ)	12	1
EI du Pont de Nemours & Co. (Ñ)	1,014	51
Freeport-McMoRan Copper & Gold, Inc.	636	27
LyondellBasell Industries NV Class A	20	1
MeadWestvaco Corp. (Ñ)	798	24
Monsanto Co.	131	10
Newmont Mining Corp. (Ñ)	201	12
Owens-Illinois, Inc. (Æ)	376	9
Sealed Air Corp. (Ñ)	40	1
Steel Dynamics, Inc.	1,740	26
WR Grace & Co. (Æ)	574	33

		282

Telecommunication Services - 2.3%
AT&T, Inc. (Ñ)	2,322	71
CenturyLink, Inc. (Ñ)	152	6
Clearwire Corp. Class A (Æ)(Ñ)	757	2
Verizon Communications, Inc. (Ñ)	2,165	82

		161

Utilities - 3.2%
AES Corp. (The) (Æ)	624	8
Alliant Energy Corp. (Ñ)	673	29
Ameren Corp. (Ñ)	20	1
American Electric Power Co., Inc.	256	10
Constellation Energy Group, Inc. (Ñ)	242	9
DTE Energy Co.	622	33
Duke Energy Corp. (Ñ)	1,925	40
Northeast Utilities (Ñ)	464	17
NV Energy, Inc. (Ñ)	1,685	26
PG&E Corp. (Ñ)	730	30
PPL Corp. (Ñ)	148	4
Public Service Enterprise Group, Inc. (Ñ)	42	1
Sempra Energy (Ñ)	12	1
Southern Co.	36	2
Wisconsin Energy Corp. (Ñ)	20	1
Xcel Energy, Inc. (Ñ)	744	20

		232

Total Common Stocks (cost $4,774)		6,961

Short-Term Investments - 0.4%
SSgA Prime Money Market Fund	100	— ±
United States Treasury Bills
0.070% due 05/17/12 (ÿ)(§)	25	25

Total Short-Term Investments (cost $25)		25

Disciplined Equity Fund	7

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Other Securities - 14.2%
State Street Navigator Securities Lending Prime Portfolio (X)	1,015,250	1,015

Total Other Securities (cost $1,015)		1,015

Total Investments - 112.3% (identified cost $5,814)		8,001

Other Assets and Liabilities, Net - (12.3%)		(876)

Net Assets - 100.0%		7,125

Amounts in thousands (except contracts amounts)
Unrealized
Appreciation
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
S&P 500 E-Mini Index Futures (CME)	2	USD	136	03	/12	—

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						—

See accompanying notes which are an integral part of the financial statements.

8	Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$781	$—	$—	$781	11.0
Consumer Staples	730	—	—	730	10.2
Energy	817	—	—	817	11.5
Financials	1,000	—	—	1,000	14.0
Health Care	763	—	—	763	10.7
Industrials	776	—	—	776	10.9
Information Technology	1,419	—	—	1,419	19.9
Materials	282	—	—	282	4.0
Telecommunication Services	161	—	—	161	2.3
Utilities	232	—	—	232	3.2
Short-Term Investments	—	25	—	25	0.4
Other Securities	—	1,015	—	1,015	14.2

Total Investments	6,961	1,040	—	8,001	112.3

Other Assets and Liabilities, Net					(12.3)

					100.0

Other Financial Instruments
Futures Contracts	—	—	—	—	— *

Total Other Financial Instruments**	$—	$—	$—	$—

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund	9

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SSgA
Dynamic Small Cap Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,157.49	$1,018.65
Expenses Paid During Period*	$6.71	$6.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Class R	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,155.63	$1,016.91
Expenses Paid During Period*	$8.58	$8.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Dynamic Small Cap Fund	11

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SSgA
Dynamic Small Cap Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.6%

Consumer Discretionary - 22.0%
Aeropostale, Inc. (Æ)	1,906	34
American Axle & Manufacturing Holdings, Inc. (Æ)(Ñ)	4,332	49
American Greetings Corp. Class A (Ñ)	2,297	34
ANN, Inc. (Æ)(Ñ)	1,875	45
Arctic Cat, Inc. (Æ)(Ñ)	1,963	72
Asbury Automotive Group, Inc. (Æ)(Ñ)	1,104	29
Ascena Retail Group, Inc. (Æ)(Ñ)	1,739	67
Benihana, Inc. Class A (Ñ)	564	6
Biglari Holdings, Inc. (Æ)(Ñ)	34	14
Blyth, Inc. (Ñ)	313	20
Bob Evans Farms, Inc. (Ñ)	955	35
Bridgepoint Education, Inc. (Æ)(Ñ)	1,511	37
Brown Shoe Co., Inc. (Ñ)	1,286	14
Buckle, Inc. (The) (Ñ)	733	33
Build-A-Bear Workshop, Inc. Class A (Æ)	1,260	7
Capella Education Co. (Æ)	577	22
Carrols Restaurant Group, Inc. (Æ)	900	11
Casual Male Retail Group, Inc. (Æ)(Ñ)	3,450	11
Cato Corp. (The) Class A (Ñ)	1,656	45
CEC Entertainment, Inc.	283	11
Charming Shoppes, Inc. (Æ)(Ñ)	3,292	19
Citi Trends, Inc. (Æ)(Ñ)	774	8
Coinstar, Inc. (Æ)(Ñ)	977	57
Cooper Tire & Rubber Co. (Ñ)	1,847	31
Corinthian Colleges, Inc. (Æ)(Ñ)	4,366	20
Cost Plus, Inc. (Æ)(Ñ)	974	13
Cracker Barrel Old Country Store, Inc. (Ñ)	600	33
Crocs, Inc. (Æ)	1,996	39
CSS Industries, Inc.	564	11
Dana Holding Corp. (Ñ)	3,720	59
Denny’s Corp. (Æ)	2,600	11
Destination Maternity Corp. (Ñ)	331	6
Drew Industries, Inc. (Æ)(Ñ)	385	11
Ethan Allen Interiors, Inc. (Ñ)	1,415	36
Express, Inc. (Æ)(Ñ)	1,542	37
Finish Line, Inc. (The) Class A (Ñ)	2,262	52
Fred’s, Inc. Class A (Ñ)	1,631	23
Global Sources, Ltd. (Æ)(Ñ)	585	3
Group 1 Automotive, Inc. (Ñ)	929	48
Harte-Hanks, Inc. (Ñ)	2,130	19
Helen of Troy, Ltd. (Æ)	1,084	35
hhgregg, Inc. (Æ)(Ñ)	1,194	14
HOT Topic, Inc. (Ñ)	1,128	10
HSN, Inc. (Ñ)	1,211	45
Johnson Outdoors, Inc. Class A (Æ)(Ñ)	500	8
Jones Group, Inc. (The) (Ñ)	3,908	38
Journal Communications, Inc. Class A (Æ)(Ñ)	1,887	9
La-Z-Boy, Inc. (Æ)(Ñ)	2,496	36
Libbey, Inc. (Æ)	464	6
Lifetime Brands, Inc. (Ñ)	456	5
LIN TV Corp. Class A (Æ)(Ñ)	1,584	7
Lincoln Educational Services Corp.	1,457	12
Marcus Corp.	784	9
Men’s Wearhouse, Inc. (The) (Ñ)	1,551	60
Meredith Corp. (Ñ)	520	17
Monarch Casino & Resort, Inc. (Æ)	520	5
Movado Group, Inc. (Ñ)	641	14
Multimedia Games Holding Co., Inc. (Æ)(Ñ)	799	8
Nexstar Broadcasting Group, Inc. Class A (Æ)(Ñ)	1,014	8
Office Depot, Inc. (Æ)(Ñ)	17,119	56
Orbitz Worldwide, Inc. (Æ)(Ñ)	1,498	5
Overstock.com, Inc. (Æ)(Ñ)	885	6
Oxford Industries, Inc. (Ñ)	882	44
Papa John’s International, Inc. (Æ)(Ñ)	658	24
Penske Automotive Group, Inc. (Ñ)	1,941	47
Pier 1 Imports, Inc. (Æ)(Ñ)	3,522	60
Pool Corp. (Ñ)	524	19
Quiksilver, Inc. (Æ)	10,091	47
Regis Corp. (Ñ)	2,018	35
Rent-A-Center, Inc. Class A (Ñ)	1,084	38
Rue21, Inc. (Æ)(Ñ)	718	19
Ruth’s Hospitality Group, Inc. (Æ)(Ñ)	3,500	22
Saks, Inc. (Æ)(Ñ)	3,142	37
Scholastic Corp. (Ñ)	1,349	41
Sealy Corp. (Æ)(Ñ)	3,465	6
Select Comfort Corp. (Æ)(Ñ)	2,391	71
Sinclair Broadcast Group, Inc. Class A (Ñ)	2,520	29
Sonic Automotive, Inc. Class A (Ñ)	2,545	44
Spartan Motors, Inc. (Ñ)	1,982	11
Stage Stores, Inc. (Ñ)	1,976	30
Standard Motor Products, Inc. (Ñ)	533	12
Stein Mart, Inc. (Æ)(Ñ)	1,047	7
Steiner Leisure, Ltd. (Æ)(Ñ)	196	10
Steven Madden, Ltd. (Æ)(Ñ)	1,034	45
Strayer Education, Inc. (Ñ)	289	30
Systemax, Inc. (Æ)(Ñ)	2,409	46
Tenneco, Inc. (Æ)(Ñ)	1,226	47
True Religion Apparel, Inc. (Æ)(Ñ)	1,097	29
Universal Technical Institute, Inc.	448	6
Valassis Communications, Inc. (Æ)(Ñ)	1,402	35
VOXX International Corp. Class A (Æ)	1,409	18
Zumiez, Inc. (Æ)(Ñ)	911	29

		2,483

Dynamic Small Cap Fund	13

SSgA
Dynamic Small Cap Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Consumer Staples - 5.5%
Andersons, Inc. (The) (Ñ)	675	29
Arden Group, Inc. Class A (Ñ)	112	10
Boston Beer Co., Inc. Class A (Æ)(Ñ)	171	16
Cal-Maine Foods, Inc. (Ñ)	727	28
Casey’s General Stores, Inc. (Ñ)	877	45
Chiquita Brands International, Inc. (Æ)	763	7
Darling International, Inc. (Æ)(Ñ)	2,591	41
Elizabeth Arden, Inc. (Æ)(Ñ)	1,373	51
Fresh Del Monte Produce, Inc. (Ñ)	1,375	31
Ingles Markets, Inc. Class A (Ñ)	738	13
Lancaster Colony Corp.	242	16
Medifast, Inc. (Æ)(Ñ)	778	13
Nash Finch Co. (Ñ)	433	12
National Beverage Corp. (Æ)	1,445	23
Nu Skin Enterprises, Inc. Class A (Ñ)	545	32
Nutraceutical International Corp. (Æ)	406	5
Pantry, Inc. (The) (Æ)	996	12
Revlon, Inc. Class A (Æ)(Ñ)	1,669	25
Rite Aid Corp. (Æ)(Ñ)	32,481	50
Ruddick Corp. (Ñ)	1,169	48
Spartan Stores, Inc. (Ñ)	500	9
Susser Holdings Corp. (Æ)	505	13
Universal Corp. (Ñ)	726	33
USANA Health Sciences, Inc. (Æ)	528	20
Village Super Market, Inc. Class A (Ñ)	330	10
Weis Markets, Inc. (Ñ)	629	27

		619

Energy - 6.8%
Alon USA Energy, Inc. (Ñ)	1,640	15
Basic Energy Services, Inc. (Æ)	450	9
C&J Energy Services, Inc. (Æ)(Ñ)	1,643	33
Clayton Williams Energy, Inc. (Æ)(Ñ)	439	39
Cloud Peak Energy, Inc. (Æ)(Ñ)	1,878	33
CVR Energy, Inc. (Æ)	2,186	60
Delek US Holdings, Inc.	2,522	33
Energy Partners, Ltd. (Æ)	2,722	46
Energy XXI Bermuda, Ltd. (Æ)(Ñ)	2,294	86
Hallador Energy Co. (Ñ)	600	6
Helix Energy Solutions Group, Inc. (Æ)(Ñ)	2,935	56
L&L Energy, Inc. (Æ)(Ñ)	3,529	8
Matrix Service Co. (Æ)(Ñ)	579	8
Newpark Resources, Inc. (Æ)(Ñ)	3,682	29
Parker Drilling Co. (Æ)	7,154	45
Stone Energy Corp. (Æ)(Ñ)	1,800	58
Swift Energy Co. (Æ)(Ñ)	738	22
Vaalco Energy, Inc. (Æ)(Ñ)	2,051	16
W&T Offshore, Inc. (Ñ)	2,087	53
Warren Resources, Inc. (Æ)(Ñ)	3,724	15
Western Refining, Inc. (Ñ)	2,438	44
World Fuel Services Corp. (Ñ)	1,284	54

		768

Financials - 15.0%
1st Source Corp. (Ñ)	1,780	44
AG Mortgage Investment Trust, Inc. (Ñ)	608	12
Alliance Financial Corp. (Ñ)	807	24
American Capital Mortgage Investment Corp. (Ñ)	630	14
American Equity Investment Life Holding Co. (Ñ)	475	6
Ameris Bancorp (Æ)	2,063	24
Arrow Financial Corp. (Ñ)	1,003	24
Artio Global Investors, Inc. Class A (Ñ)	4,355	21
Bancfirst Corp. (Ñ)	269	11
Bank of Kentucky Financial Corp.	93	2
Bank of Marin Bancorp (Ñ)	563	20
Banner Corp. (Ñ)	1,753	36
BBCN Bancorp, Inc. (Æ)	1,537	16
Calamos Asset Management, Inc. Class A	2,050	25
Cash America International, Inc. (Ñ)	755	35
CBL & Associates Properties, Inc. (Ñ)(ö)	3,722	66
Citizens & Northern Corp. (Ñ)	1,246	25
City Holding Co. (Ñ)	303	10
CNO Financial Group, Inc. (Æ)(Ñ)	5,750	43
Columbia Banking System, Inc. (Ñ)	2,280	48
Community Trust Bancorp, Inc. (Ñ)	212	7
Institutionalsite Realty Corp. (Ñ)(ö)	417	9
Crawford & Co. Class B (Ñ)	2,723	12
Duff & Phelps Corp. Class A	619	9
DuPont Fabros Technology, Inc. (Ñ)(ö)	2,116	48
Ezcorp, Inc. Class A (Æ)(Ñ)	1,547	49
FBL Financial Group, Inc. Class A (Ñ)	1,257	43
Financial Institutions, Inc.	1,622	27
First Bancorp	1,085	11
First Merchants Corp. (Ñ)	3,080	34
FXCM, Inc. Class A	1,523	14
Gain Capital Holdings, Inc.	721	4
German American Bancorp, Inc.	1,165	23
Hanmi Financial Corp. (Æ)	2,798	24
Heritage Commerce Corp. (Æ)(Ñ)	5,365	28
Independence Holding Co. (Ñ)	936	9
iShares Russell 2000 Index Fund (Ñ)	724	59
LaSalle Hotel Properties (ö)	2,214	59
Maiden Holdings, Ltd. (Ñ)	1,382	12
Meadowbrook Insurance Group, Inc. (Ñ)	3,827	36
Mission West Properties, Inc. (Ñ)(ö)	1,996	20
National Bankshares, Inc. (Ñ)	857	23

14	Dynamic Small Cap Fund

SSgA
Dynamic Small Cap Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
National Financial Partners Corp. (Æ)(Ñ)	2,994	46
Presidential Life Corp.	1,246	14
Primerica, Inc.	698	17
PrivateBancorp, Inc. Class A	4,061	59
PS Business Parks, Inc. (Ñ)(ö)	206	13
Pzena Investment Management, Inc. Class A (Ñ)	656	3
RAIT Financial Trust (Ñ)(ö)	1,866	10
Ramco-Gershenson Properties Trust (Ñ)(ö)	565	6
Renasant Corp.	352	5
Republic Bancorp, Inc. Class A (Ñ)	1,590	41
S&T Bancorp, Inc.	2,166	46
Sabra Health Care REIT, Inc. (Ñ)(ö)	684	10
Simmons First National Corp. Class A (Ñ)	238	6
Sovran Self Storage, Inc. (ö)	431	21
State Bank Financial Corp. (Æ)	2,177	35
StellarOne Corp. (Ñ)	1,998	23
Stewart Information Services Corp. (Ñ)	1,160	15
Suffolk Bancorp (Æ)(Ñ)	1,233	15
Sunstone Hotel Investors, Inc. (Æ)(Ñ)(ö)	5,849	53
SVB Financial Group (Æ)	682	40
SWS Group, Inc. (Æ)(Ñ)	797	4
Union First Market Bankshares Corp. (Ñ)	2,263	31
Universal Insurance Holdings, Inc. (Ñ)	4,082	16
Virginia Commerce Bancorp, Inc. (Æ)	3,464	29
Washington Banking Co.	2,148	27
World Acceptance Corp. (Æ)(Ñ)	541	34

		1,685

Health Care - 9.3%
Align Technology, Inc. (Æ)(Ñ)	1,060	27
Almost Family, Inc. (Æ)(Ñ)	720	17
Amedisys, Inc. (Æ)(Ñ)	2,279	29
Amsurg Corp. Class A (Æ)	1,510	39
AngioDynamics, Inc. (Æ)(Ñ)	431	6
Arthrocare Corp. (Æ)(Ñ)	1,428	37
Cambrex Corp. (Æ)(Ñ)	1,499	10
Centene Corp. (Æ)(Ñ)	1,444	71
CONMED Corp. (Æ)(Ñ)	1,582	47
Cross Country Healthcare, Inc. (Æ)(Ñ)	1,479	8
CryoLife, Inc. (Æ)(Ñ)	1,154	6
Depomed, Inc. (Æ)(Ñ)	2,575	16
DynaVox, Inc. Class A (Æ)(Ñ)	1,510	5
Ensign Group, Inc. (The) (Ñ)	807	22
Five Star Quality Care, Inc. (Æ)(Ñ)	4,213	15
Hi-Tech Pharmacal Co., Inc. (Æ)(Ñ)	481	19
Invacare Corp.	1,589	26
Jazz Pharmaceuticals PLC (Æ)(Ñ)	898	47
Medicines Co. (The) (Æ)(Ñ)	2,627	56
Molina Healthcare, Inc. (Æ)(Ñ)	1,936	66
Momenta Pharmaceuticals, Inc. (Æ)(Ñ)	1,692	25
National Healthcare Corp. (Ñ)	511	23
Obagi Medical Products, Inc. (Æ)(Ñ)	604	7
Orthofix International NV (Æ)(Ñ)	548	22
Par Pharmaceutical Cos., Inc. (Æ)(Ñ)	1,372	51
PDL BioPharma, Inc. (Ñ)	5,202	33
Providence Service Corp. (The) (Æ)(Ñ)	867	13
RTI Biologics, Inc. (Æ)(Ñ)	2,580	10
Select Medical Holdings Corp. (Æ)(Ñ)	2,529	21
Spectrum Pharmaceuticals, Inc. (Æ)(Ñ)	1,916	27
Sun Healthcare Group, Inc. Class W (Æ)	2,630	12
Team Health Holdings, Inc. (Æ)(Ñ)	1,794	39
Triple-S Management Corp. Class B (Æ)(Ñ)	1,427	34
Universal American Corp. (Ñ)	530	6
Viropharma, Inc. (Æ)(Ñ)	2,538	81
WellCare Health Plans, Inc. (Æ)(Ñ)	1,113	76

		1,049

Industrials - 17.4%
ACCO Brands Corp. (Æ)(Ñ)	2,969	35
Actuant Corp. Class A (Ñ)	1,867	53
Acuity Brands, Inc. (Ñ)	86	5
Alaska Air Group, Inc. (Æ)(Ñ)	897	61
Albany International Corp. Class A (Ñ)	1,775	42
Allegiant Travel Co. Class A (Æ)(Ñ)	187	9
Amerco, Inc. (Ñ)	107	11
Ampco-Pittsburgh Corp. (Ñ)	395	8
Applied Industrial Technologies, Inc. (Ñ)	1,376	55
Barnes Group, Inc. (Ñ)	1,409	39
Barrett Business Services, Inc.	567	10
Beacon Roofing Supply, Inc. (Æ)(Ñ)	1,746	41
Belden, Inc. (Ñ)	1,394	55
Brady Corp. Class A (Ñ)	768	25
Briggs & Stratton Corp. (Ñ)	1,401	24
Brink’s Co. (The)	1,652	42
Cascade Corp. (Ñ)	489	26
CDI Corp. (Ñ)	434	7
Cenveo, Inc. (Æ)(Ñ)	2,492	10
Comfort Systems USA, Inc. (Ñ)	598	7
Consolidated Graphics, Inc. (Æ)	758	35
Courier Corp. (Ñ)	1,006	11
Cubic Corp. (Ñ)	751	36
Curtiss-Wright Corp. (Ñ)	1,266	47
Deluxe Corp. (Ñ)	1,942	48

Dynamic Small Cap Fund	15

SSgA
Dynamic Small Cap Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Dollar Thrifty Automotive Group, Inc. (Æ)	287	22
DXP Enterprises, Inc. (Æ)(Ñ)	1,407	52
EMCOR Group, Inc.	1,374	38
EnInstitutional Capital Group, Inc. (Æ)	1,405	31
EnerSys (Æ)(Ñ)	1,258	42
GenCorp, Inc. (Æ)(Ñ)	1,377	8
Gibraltar Industries, Inc. (Æ)	975	13
GP Strategies Corp. (Æ)	700	11
Hawaiian Holdings, Inc. (Æ)(Ñ)	2,002	11
HNI Corp. (Ñ)	1,288	33
Hudson Highland Group, Inc. (Æ)(Ñ)	2,227	10
ICF International, Inc. (Æ)(Ñ)	771	20
Insperity, Inc. (Ñ)	1,521	46
Interline Brands, Inc. (Æ)(Ñ)	1,759	36
Intersections, Inc. (Ñ)	908	11
John Bean Technologies Corp. (Ñ)	646	11
Kadant, Inc. (Æ)(Ñ)	400	9
Kelly Services, Inc. Class A (Ñ)	2,217	33
Kforce, Inc. (Æ)(Ñ)	1,471	21
Kimball International, Inc. Class B (Ñ)	1,560	10
LB Foster Co. Class A	434	13
Meritor, Inc. (Æ)(Ñ)	4,768	35
Michael Baker Corp. (Æ)	449	11
Moog, Inc. Class A (Æ)(Ñ)	943	41
NACCO Industries, Inc. Class A	459	45
Navigant Consulting, Inc. (Æ)(Ñ)	3,284	44
NCI Building Systems, Inc. (Æ)	616	7
NN, Inc. (Æ)(Ñ)	742	7
On Assignment, Inc. (Æ)(Ñ)	1,000	14
Pacer International, Inc. (Æ)(Ñ)	2,397	13
Park-Ohio Holdings Corp. (Æ)(Ñ)	1,795	34
Primoris Services Corp.	2,427	37
Republic Airways Holdings, Inc. (Æ)(Ñ)	3,022	16
Sauer-Danfoss, Inc. (Æ)	668	36
Spirit Airlines, Inc. (Æ)	1,723	34
Standex International Corp. (Ñ)	300	11
Steelcase, Inc. Class A (Ñ)	3,670	32
Sterling Construction Co., Inc. (Æ)(Ñ)	351	4
SYKES Enterprises, Inc. (Æ)(Ñ)	2,200	30
Teledyne Technologies, Inc. (Æ)(Ñ)	855	51
Tennant Co. (Ñ)	927	38
Trimas Corp. (Æ)(Ñ)	1,880	46
TrueBlue, Inc. (Æ)(Ñ)	1,986	33
Unifirst Corp.	183	11
United Stationers, Inc.	1,133	33
Universal Truckload Services, Inc.	361	6
US Airways Group, Inc. (Æ)	4,195	31
Watts Water Technologies, Inc. Class A (Ñ)	405	16
Werner Enterprises, Inc. (Ñ)	627	15

		1,954

Information Technology - 15.6%
ACI Worldwide, Inc. (Æ)	1,489	56
Acxiom Corp. (Æ)(Ñ)	1,663	23
Advanced Energy Industries, Inc. (Æ)(Ñ)	1,250	15
Advent Software, Inc. (Æ)(Ñ)	792	20
Amkor Technology, Inc. (Æ)	1,847	12
Amtech Systems, Inc. (Æ)(Ñ)	1,208	11
Anixter International, Inc. (Æ)(Ñ)	819	57
Brightpoint, Inc. (Æ)(Ñ)	3,859	34
Brooks Automation, Inc. (Ñ)	3,413	41
CACI International, Inc. Class A (Æ)(Ñ)	885	52
Cardtronics, Inc. (Æ)	1,300	35
Convergys Corp. (Æ)(Ñ)	2,794	36
Cray, Inc. (Æ)	1,013	8
Deltek, Inc. (Æ)	779	9
Entegris, Inc. (Æ)	5,702	52
ePlus, Inc. (Æ)(Ñ)	300	10
Extreme Networks (Æ)(Ñ)	3,155	12
Fair Isaac Corp. (Ñ)	1,695	69
Finisar Corp. (Æ)(Ñ)	1,841	37
Global Cash Access Holdings, Inc. (Æ)(Ñ)	1,924	11
GT Advanced Technologies, Inc. (Æ)(Ñ)	4,337	37
Heartland Payment Systems, Inc. (Ñ)	1,332	38
InfoSpace, Inc. (Æ)(Ñ)	919	11
Insight Enterprises, Inc. (Æ)(Ñ)	2,405	50
j2 Global, Inc. (Ñ)	1,252	37
JDA Software Group, Inc. (Æ)(Ñ)	848	21
Kemet Corp. (Æ)	1,611	14
Kenexa Corp. (Æ)	1,306	36
Kulicke & Soffa Industries, Inc. (Æ)(Ñ)	3,715	42
Littelfuse, Inc. (Ñ)	797	42
LTX-Credence Corp. (Æ)	1,963	13
Manhattan Associates, Inc. (Æ)(Ñ)	1,005	47
Mantech International Corp. Class A (Ñ)	628	21
Mentor Graphics Corp. (Æ)	2,647	40
MKS Instruments, Inc.	1,522	46
ModusLink Global Solutions, Inc. (Ñ)	2,136	12
MoneyGram International, Inc. (Æ)	1,422	25
MTS Systems Corp. (Ñ)	821	40
Netscout Systems, Inc. (Æ)(Ñ)	2,545	54
Newport Corp. (Æ)	2,462	41
Omnivision Technologies, Inc. (Æ)	2,370	39
PC Connection, Inc.	1,085	10
Photronics, Inc. (Æ)(Ñ)	1,077	8

16	Dynamic Small Cap Fund

SSgA
Dynamic Small Cap Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Plexus Corp. (Æ)(Ñ)	397	14
Power-One, Inc. (Æ)	3,589	16
Rubicon Technology, Inc. (Æ)(Ñ)	565	5
Rudolph Technologies, Inc. (Æ)(Ñ)	1,211	12
Sanmina-SCI Corp. (Æ)(Ñ)	3,136	36
Scansource, Inc. (Æ)	389	14
Stream Global Services, Inc. (Æ)	876	3
SYNNEX Corp. (Æ)(Ñ)	947	39
TNS, Inc. (Æ)(Ñ)	1,415	26
TriQuint Semiconductor, Inc. (Æ)(Ñ)	5,075	33
TTM Technologies, Inc. (Æ)(Ñ)	2,774	32
Ultra Clean Holdings (Æ)	1,434	12
Unisys Corp. (Æ)(Ñ)	2,259	42
United Online, Inc. (Ñ)	3,455	17
ValueClick, Inc. (Æ)(Ñ)	2,888	60
Veeco Instruments, Inc. (Æ)(Ñ)	1,646	44
Xyratex, Ltd.	911	16
Zygo Corp. (Æ)	600	11

		1,756

Materials - 6.5%
A Schulman, Inc. (Ñ)	1,339	35
AEP Industries, Inc. (Æ)(Ñ)	217	8
Boise, Inc. (Ñ)	4,384	36
Buckeye Technologies, Inc.	1,477	50
Graphic Packaging Holding Co. (Æ)	4,735	25
Haynes International, Inc. (Ñ)	434	27
HB Fuller Co. (Ñ)	1,373	41
Hecla Mining Co. (Ñ)	4,006	20
Innophos Holdings, Inc.	941	47
Innospec, Inc. (Æ)(Ñ)	712	22
KapStone Paper and Packaging Corp. (Æ)	2,421	49
Koppers Holdings, Inc.	1,051	40
Landec Corp. (Æ)(Ñ)	928	6
Myers Industries, Inc.	775	10
Neenah Paper, Inc. (Ñ)	571	16
NewMarket Corp. (Ñ)	131	24
Noranda Aluminum Holding Corp.	3,325	40
PH Glatfelter Co. (Ñ)	2,214	35
PolyOne Corp. (Ñ)	3,264	44
Quaker Chemical Corp. (Ñ)	250	10
Spartech Corp. (Æ)	2,409	14
Stepan Co.	197	17
Stillwater Mining Co. (Æ)(Ñ)	2,366	34
Thompson Creek Metals Co., Inc. - ADR (Æ)(Ñ)	3,093	23
Tredegar Corp. (Ñ)	1,167	27
Worthington Industries, Inc. (Ñ)	2,206	37

		737

Telecommunication Services - 0.5%
Cbeyond, Inc. (Æ)	1,132	9
Premiere Global Services, Inc. (Æ)(Ñ)	1,130	10
USA Mobility, Inc. (Ñ)	457	6
Vonage Holdings Corp. (Æ)(Ñ)	14,446	34

		59

Utilities - 1.0%
Chesapeake Utilities Corp. (Ñ)	904	37
El Paso Electric Co.	520	17
Laclede Group, Inc. (The)	648	27
WGL Holdings, Inc.	781	32

		113

Total Common Stocks (cost $9,832)		11,223

Short-Term Investments - 0.6%
SSgA Prime Money Market Fund	72,250	72

Total Short-Term Investments (cost $72)		72

Other Securities - 24.9%
State Street Navigator Securities Lending Prime Portfolio (X)	2,799,560	2,800

Total Other Securities (cost $2,800)		2,800

Total Investments - 125.1% (identified cost $12,704)		14,095

Other Assets and Liabilities, Net - (25.1%)		(2,824)

Net Assets - 100.0%		11,271

See accompanying notes which are an integral part of the financial statements.

Dynamic Small Cap Fund	17

SSgA
Dynamic Small Cap Fund

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$2,483	$—	$—	$2,483	22.0
Consumer Staples	619	—	—	619	5.5
Energy	768	—	—	768	6.8
Financials	1,685	—	—	1,685	15.0
Health Care	1,049	—	—	1,049	9.3
Industrials	1,954	—	—	1,954	17.4
Information Technology	1,756	—	—	1,756	15.6
Materials	737	—	—	737	6.5
Telecommunication Services	59	—	—	59	0.5
Utilities	113	—	—	113	1.0
Short-Term Investments	72	—	—	72	0.6
Other Securities	—	2,800	—	2,800	24.9

Total Investments	$11,295	$2,800	$—	$14,095	125.1

Other Assets and Liabilities, Net					(25.1)

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

18	Dynamic Small Cap Fund

SSgA
Tuckerman Active REIT Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,088.00	$1,019.89
Expenses Paid During Period*	$5.19	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Tuckerman Active REIT Fund	19

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SSgA
Tuckerman Active REIT Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.9%

Apartments - 16.8%
AvalonBay Communities, Inc. (ö)	19,431	2,520
Colonial Properties Trust (ö)	41,373	849
Equity Residential (ö)	57,221	3,255
Essex Property Trust, Inc. (Ñ)(ö)	9,497	1,330
Home Properties, Inc. (Ñ)(ö)	15,308	882
UDR, Inc. (ö)	35,668	892

		9,728

Diversified - 10.4%
Digital Realty Trust, Inc. (Ñ)(ö)	30,167	2,187
Duke Realty Corp. (Ñ)(ö)	63,850	886
Vornado Realty Trust (ö)	36,266	2,964

		6,037

Healthcare - 10.9%
HCP, Inc. (ö)	45,366	1,792
Health Care REIT, Inc. (ö)	28,776	1,566
Ventas, Inc. (ö)	52,396	2,930

		6,288

Hotels/Leisure - 10.0%
Ashford Hospitality Trust, Inc. (Ñ)(ö)	47,448	401
DiamondRock Hospitality Co. (ö)	61,865	616
Hersha Hospitality Trust Class A (ö)	95,048	478
Host Hotels & Resorts, Inc. (Ñ)(ö)	156,863	2,475
LaSalle Hotel Properties (Ñ)(ö)	41,294	1,102
Starwood Hotels & Resorts Worldwide, Inc. (ö)	13,224	713

		5,785

Industrial - 5.4%
ProLogis, Inc. (ö)	92,392	3,110

Office - 11.5%
Boston Properties, Inc. (Ñ)(ö)	31,678	3,217
Douglas Emmett, Inc. (Ñ)(ö)	48,683	1,026
Kilroy Realty Corp. (Ñ)(ö)	17,143	752
SL Green Realty Corp. (Ñ)(ö)	21,741	1,653

		6,648

Factory Outlets - 1.7%
Tanger Factory Outlet Centers (ö)	34,215	1,002

Regional Malls - 17.7%
Macerich Co. (The) (Ñ)(ö)	28,626	1,546
Simon Property Group, Inc. (ö)	56,394	7,640
Taubman Centers, Inc. (ö)	15,252	1,053

		10,239

Shopping Centers - 7.0%
Acadia Realty Trust (Ñ)(ö)	32,158	681
Federal Realty Investment Trust (ö)	13,660	1,303
Kimco Realty Corp. (Ñ)(ö)	113,027	2,077

		4,061

Storage - 8.5%
Extra Space Storage, Inc. (Ñ)(ö)	41,546	1,096
Public Storage (ö)	28,756	3,855

		4,951

Total Common Stocks (cost $31,789)		57,849

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	100	— ±

Total Short-Term Investments (cost $0)±		— ±

Other Securities - 11.3%
State Street Navigator Securities Lending Prime Portfolio (X)	6,557,681	6,558

Total Other Securities (cost $6,558)		6,558

Total Investments - 111.2% (identified cost $38,347)		64,407

Other Assets and Liabilities, Net - (11.2%)		(6,510)

Net Assets - 100.0%		57,897

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund	21

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Portfolio Summary	Level 1	Level 2	Level 3	Total	Assets
Common Stock
Apartments	$9,728	$—	$—	$9,728	16.8
Diversified	6,037	—	—	6,037	10.4
Healthcare	6,288	—	—	6,288	10.9
Hotels/Leisure	5,785	—	—	5,785	10.0
Industrial	3,110	—	—	3,110	5.4
Office	6,648	—	—	6,648	11.5
Factory Outlets	1,002	—	—	1,002	1.7
Regional Malls	10,239	—	—	10,239	17.7
Shopping Centers	4,061	—	—	4,061	7.0
Storage	4,951	—	—	4,951	8.5
Short-Term Investments	—	—	—	—	— *
Other Securities	—	6,558	—	6,558	11.3

Total Investments	$57,849	$6,558	$—	$64,407	111.2

Other Assets and Liabilities, Net					(11.2)

					100.0

*	Less than .05% of net assets.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

22	Tuckerman Active REIT Fund

SSgA
IAM SHARES Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,136.21	$1,022.38
Expenses Paid During Period*	$2.66	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

IAM SHARES Fund	23

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SSgA
IAM SHARES Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 97.2%

Consumer Discretionary - 12.1%
Amazon.com, Inc.(Æ)	4,500	809
AMC Networks, Inc. Class A (Æ)	800	36
AutoNation, Inc. (Æ)	7,300	249
Bed Bath & Beyond, Inc. (Æ)	3,900	233
Best Buy Co., Inc. (Ñ)	5,225	129
Brunswick Corp. (Ñ)	3,500	84
Cablevision Systems Corp. Class A	3,200	46
Carnival Corp.	4,300	130
CBS Corp. Class B	10,201	305
Coach, Inc.	11,376	851
Comcast Corp. Class A	42,966	1,262
Denny’s Corp. (Æ)	14,500	60
DIRECTV, Inc. Class A (Æ)	11,111	515
DR Horton, Inc.	5,100	73
Ethan Allen Interiors, Inc. (Ñ)	4,666	118
Family Dollar Stores, Inc.	3,600	194
Ford Motor Co.	52,943	655
Gannett Co., Inc. (Ñ)	6,000	89
Gap, Inc. (The)	7,300	171
GateHouse Media, Inc. Class A (Æ)	3,900	196
Genuine Parts Co.	2,800	176
Goodyear Tire & Rubber Co. (The) (Æ)	4,300	55
H&R Block, Inc. (Ñ)	3,700	60
Hanesbrands, Inc. (Æ)(Ñ)	3,100	89
Harley-Davidson, Inc.	7,200	335
Home Depot, Inc.	27,700	1,318
Jakks Pacific, Inc. (Ñ)	1,900	30
JC Penney Co., Inc. (Ñ)	3,900	154
Johnson Controls, Inc.	10,300	336
Kohl’s Corp.	5,700	283
Leggett & Platt, Inc. (Ñ)	7,900	179
Liberty Media Corp. - Interactive (Æ)	7,298	137
Liberty Media Corp. - Liberty Capital Class A (Æ)	601	54
Lowe’s Cos., Inc.	20,000	568
Macy’s, Inc.	9,268	352
Marriott International, Inc. Class A (Ñ)	9,400	332
Marriott Vacations Worldwide Corp. (Æ)	940	23
Matthews International Corp. Class A (Ñ)	3,000	93
McClatchy Co. (The) Class A (Æ)(Ñ)	15,070	38
McDonald’s Corp.	17,930	1,780
Meredith Corp. (Ñ)	4,900	161
Netflix, Inc. (Æ)(Ñ)	200	22
New York Times Co. (The) Class A (Æ)(Ñ)	7,200	47
Newell Rubbermaid, Inc.	10,100	185
News Corp. Class A	27,100	538
Nike, Inc. Class B	2,500	270
Nordstrom, Inc.	3,600	193
Omnicom Group, Inc.	3,200	158
Penske Automotive Group, Inc. (Ñ)	1,100	27
priceline.com, Inc. (Æ)	700	439
PVH Corp.	5,200	442
Sears Holdings Corp. (Æ)	4,339	302
Sonic Automotive, Inc. Class A	4,700	81
Staples, Inc.	8,400	123
Starbucks Corp.	8,800	427
Starwood Hotels & Resorts Worldwide, Inc. (ö)	4,300	232
Target Corp.	14,600	828
Tiffany & Co.	6,000	390
Time Warner Cable, Inc.	4,363	346
Time Warner, Inc.	17,383	647
Viacom, Inc. Class B	10,001	476
Walt Disney Co. (The)	29,400	1,235
Washington Post Co. (The) Class B (Ñ)	321	126
Whirlpool Corp. (Ñ)	3,000	227
Wyndham Worldwide Corp.	3,360	148
Yum! Brands, Inc.	5,200	344

		21,011

Consumer Staples - 10.0%
Altria Group, Inc.	34,585	1,041
Archer-Daniels-Midland Co.	10,998	343
Arden Group, Inc. Class A (Ñ)	700	63
Avon Products, Inc.	300	6
Campbell Soup Co. (Ñ)	5,990	200
Church & Dwight Co., Inc. (Ñ)	3,200	153
Coca-Cola Co. (The)	31,675	2,213
Colgate-Palmolive Co.	3,700	345
ConAgra Foods, Inc.	9,900	260
Costco Wholesale Corp.	7,000	602
CVS Caremark Corp.	19,119	862
Dean Foods Co. (Æ)	4,700	58
Energizer Holdings, Inc. (Æ)	400	31
Estee Lauder Cos., Inc. (The) Class A	200	12
General Mills, Inc.	100	4
Great Atlantic & Pacific Tea Co., Inc. (The) (Æ)(Ñ)	13,200	— ±
Imperial Sugar Co.	2,800	16
JM Smucker Co. (The)	4,007	302
Katy Industries, Inc. (Æ)	5,900	1
Kellogg Co.	5,435	284
Kimberly-Clark Corp.	8,188	597
Kraft Foods, Inc. Class A	24,309	925
Kroger Co. (The)	15,300	364
Lorillard, Inc. (Ñ)	1,000	131
Mead Johnson Nutrition Co. Class A	2,722	212
PepsiCo, Inc.	22,338	1,406

IAM SHARES Fund	25

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Philip Morris International, Inc.	29,085	2,429
Procter & Gamble Co. (The)	41,621	2,810
Rite Aid Corp. (Æ)(Ñ)	25,600	39
Safeway, Inc. (Ñ)	11,100	238
Sara Lee Corp.	17,430	353
SUPERVALU, Inc. (Ñ)	5,900	38
Sysco Corp. (Ñ)	10,400	306
TreeHouse Foods, Inc. (Æ)(Ñ)	1,600	92
Walgreen Co.	16,300	540

		17,276

Energy - 12.0%
Alpha Natural Resources, Inc. (Æ)	900	17
Anadarko Petroleum Corp.	7,000	589
Apache Corp.	5,400	583
Baker Hughes, Inc.	7,200	362
BP PLC - ADR	2,976	140
Cabot Oil & Gas Corp.	2,000	70
Cameron International Corp. (Æ)	4,400	245
Chesapeake Energy Corp. (Ñ)	5,200	130
Chevron Corp.	29,829	3,255
ConocoPhillips	23,777	1,820
Consol Energy, Inc.	1,100	39
Devon Energy Corp.	7,700	565
El Paso Corp.	10,300	286
EOG Resources, Inc.	3,200	364
Exxon Mobil Corp.	74,780	6,468
Halliburton Co.	18,160	665
Hess Corp.	6,700	435
Lufkin Industries, Inc. (Ñ)	1,400	112
Marathon Oil Corp.	8,200	278
Marathon Petroleum Corp.	4,100	170
National Oilwell Varco, Inc.	4,400	363
Newfield Exploration Co. (Æ)	1,800	65
Noble Energy, Inc.	200	20
Occidental Petroleum Corp.	9,500	992
Peabody Energy Corp.	700	24
Pioneer Natural Resources Co.	600	66
Range Resources Corp.	1,600	102
Schlumberger, Ltd.	21,882	1,698
Southwestern Energy Co. (Æ)	5,700	188
Spectra Energy Corp.	9,498	298
Valero Energy Corp.	8,200	201
Williams Cos., Inc. (The)	8,400	251
WPX Energy, Inc. (Æ)	2,800	51

		20,912

Financials - 12.6%
Aegon NV (Æ)	8,014	42
Aflac, Inc.	7,900	373
Allstate Corp. (The)	8,800	277
American Express Co.	19,300	1,021
American Financial Group, Inc.	15,521	581
American International Group, Inc. (Æ)	1,703	50
American Tower Corp. Class A (ö)	900	56
Ameriprise Financial, Inc.	3,340	186
Aon Corp.	5,900	276
AvalonBay Communities, Inc. (Ñ)(ö)	300	39
Bank of America Corp.	130,632	1,041
Bank of New York Mellon Corp. (The)	15,898	352
BB&T Corp.	7,500	219
Berkshire Hathaway, Inc. Class B (Æ)	19,600	1,538
BlackRock, Inc. Class A	400	80
Capital One Financial Corp.	6,661	337
Charles Schwab Corp. (The)	13,300	185
Chubb Corp. (The)	2,800	190
Citigroup, Inc.	43,510	1,450
CME Group, Inc. Class A	1,200	347
Comerica, Inc. (Ñ)	200	6
Discover Financial Services	6,550	197
E*Trade Financial Corp. (Æ)	1,170	11
Equity Residential (ö)	1,200	68
Fifth Third Bancorp	6,400	87
Franklin Resources, Inc.	2,000	236
Genworth Financial, Inc. Class A (Æ)	1,400	13
Goldman Sachs Group, Inc. (The)	6,900	794
Hartford Financial Services Group, Inc.	3,200	66
HCP, Inc. (ö)	400	16
Host Hotels & Resorts, Inc. (ö)	28,417	448
HSBC Holdings PLC - ADR	9,417	418
Hudson City Bancorp, Inc. (Ñ)	7,600	52
IntercontinentalExchange, Inc. (Æ)	1,400	193
Janus Capital Group, Inc. (Ñ)	14,987	132
JPMorgan Chase & Co.	52,034	2,042
KeyCorp	6,500	53
M&T Bank Corp. (Ñ)	1,200	98
Marsh & McLennan Cos., Inc.	9,000	281
MetLife, Inc.	11,099	428
Moody’s Corp.	4,000	154
Morgan Stanley	17,500	324
Northern Trust Corp.	4,200	187
NYSE Euronext	600	18
People’s United Financial, Inc. (Ñ)	8,200	103
Plum Creek Timber Co., Inc. (Ñ)(ö)	2,400	94
PNC Financial Services Group, Inc.	5,450	324
Potlatch Corp. (Ñ)(ö)	7,700	237
Principal Financial Group, Inc.	2,600	72
Progressive Corp. (The)	9,600	206
ProLogis, Inc. (ö)	2,928	99
Prudential Financial, Inc.	7,600	465
Public Storage (ö)	1,800	241
Regions Financial Corp.	9,142	53

26	IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Simon Property Group, Inc. (ö)	3,271	443
SLM Corp.	6,300	99
SunTrust Banks, Inc.	3,500	80
T Rowe Price Group, Inc.	1,000	62
Travelers Cos., Inc. (The)	14,483	840
US Bancorp	23,612	694
Ventas, Inc. (ö)	3,933	220
Vornado Realty Trust (ö)	2,144	175
Wells Fargo & Co.	65,935	2,063
Weyerhaeuser Co. (ö)	14,290	299

		21,831

Health Care - 11.0%
Abbott Laboratories	21,900	1,240
Aetna, Inc.	7,900	369
Agilent Technologies, Inc.	4,142	181
Allergan, Inc.	4,300	385
Allied Healthcare Products (Æ)(Ñ)	1,100	4
Amgen, Inc.	7,961	541
Baxter International, Inc.	11,136	647
Biogen Idec, Inc. (Æ)	4,500	524
Boston Scientific Corp. (Æ)	17,863	111
Bristol-Myers Squibb Co.	21,688	698
Cardinal Health, Inc.	4,000	166
CareFusion Corp. (Æ)	2,000	52
Celgene Corp. (Æ)	7,300	535
Cigna Corp.	4,500	198
Coventry Health Care, Inc. (Æ)	2,100	69
Edwards Lifesciences Corp. (Æ)	4,466	327
Eli Lilly & Co.	13,700	537
Express Scripts, Inc. Class A (Æ)(Ñ)	9,200	491
Forest Laboratories, Inc. (Æ)	4,800	156
Gilead Sciences, Inc. (Æ)	13,400	610
Hospira, Inc. (Æ)(Ñ)	800	28
Humana, Inc.	2,200	192
Johnson & Johnson	38,000	2,473
Life Technologies Corp. (Æ)	4,212	199
McKesson Corp.	4,600	384
Medco Health Solutions, Inc. (Æ)	8,624	583
Medtronic, Inc.	16,900	644
Merck & Co., Inc.	43,515	1,661
PerkinElmer, Inc.	4,700	127
Pfizer, Inc.	105,773	2,232
St. Jude Medical, Inc.	5,200	219
STERIS Corp. (Ñ)	3,191	100
Stryker Corp.	3,400	182
Thermo Fisher Scientific, Inc. (Æ)	7,600	430
UnitedHealth Group, Inc.	17,700	987
WellPoint, Inc.	8,100	532
Zimmer Holdings, Inc.	3,370	205

		19,019

Industrials - 12.1%
3M Co.	11,300	990
Actuant Corp. Class A (Ñ)	5,600	158
Alaska Air Group, Inc. (Æ)(Ñ)	800	55
Ametek, Inc.	4,800	228
Arkansas Best Corp.	1,600	28
Avery Dennison Corp. (Ñ)	1,900	58
Avis Budget Group, Inc. (Æ)(Ñ)	1,800	23
AZZ, Inc. (Ñ)	800	40
Boeing Co. (The)	10,400	780
Caterpillar, Inc.	9,821	1,122
CSX Corp.	24,900	523
Cummins, Inc.	3,700	446
Danaher Corp.	11,600	613
Deere & Co.	7,200	597
Dover Corp.	5,300	339
Eaton Corp.	7,600	397
Emerson Electric Co.	12,600	634
FedEx Corp.	3,100	279
Gardner Denver, Inc. (Ñ)	800	55
General Dynamics Corp.	5,710	418
General Electric Co.	145,321	2,768
Goodrich Corp.	2,200	277
Hexcel Corp. (Æ)(Ñ)	2,600	66
HNI Corp. (Ñ)	900	23
Honeywell International, Inc.	11,462	683
Huntington Ingalls Industries, Inc. (Æ)	799	29
Illinois Tool Works, Inc.	8,608	479
Jacobs Engineering Group, Inc. (Æ)	2,800	129
Kansas City Southern (Æ)	2,550	177
Koninklijke Philips Electronics NV	1,161	24
L-3 Communications Holdings, Inc.	2,500	176
Lockheed Martin Corp. (Ñ)	4,819	426
Manitowoc Co., Inc. (The) (Ñ)	2,300	36
Manpower, Inc.	2,100	90
Masco Corp.	14,300	170
Norfolk Southern Corp.	6,700	462
Northrop Grumman Corp. (Ñ)	4,796	287
PACCAR, Inc.	6,675	307
Parker Hannifin Corp.	3,000	269
Precision Castparts Corp.	2,500	419
Raytheon Co.	5,800	293
Republic Services, Inc. Class A	4,680	140
Rockwell Automation, Inc.	3,900	312
Rockwell Collins, Inc. (Ñ)	2,100	125
RR Donnelley & Sons Co. (Ñ)	5,700	79
Ryder System, Inc.	4,800	256

IAM SHARES Fund	27

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Siemens AG - ADR	200	20
Snap-on, Inc.	1,600	98
Southwest Airlines Co.	12,825	115
Stanley Black & Decker, Inc.	4,715	362
Tecumseh Products Co. Class A (Æ)(Ñ)	1,600	7
Terex Corp. (Æ)(Ñ)	1,800	46
Textron, Inc.	5,600	154
Toro Co. (The)	2,300	156
Union Pacific Corp.	8,500	937
United Continental Holdings, Inc. (Æ)(Ñ)	734	15
United Parcel Service, Inc. Class B	15,714	1,208
United Technologies Corp.	13,500	1,132
US Airways Group, Inc. (Æ)(Ñ)	5,000	37
Valmont Industries, Inc.	300	33
Waste Management, Inc. (Ñ)	10,218	357
Watts Water Technologies, Inc. Class A (Ñ)	400	16

		20,978

Information Technology - 18.6%
Accenture PLC Class A	700	42
Adobe Systems, Inc. (Æ)	8,200	270
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	60
Amphenol Corp. Class A	5,200	291
Analog Devices, Inc.	6,800	267
Apple, Inc. (Æ)	12,400	6,726
Applied Materials, Inc.	20,600	252
Autodesk, Inc. (Æ)	3,000	114
Automatic Data Processing, Inc.	6,900	375
Broadcom Corp. Class A (Æ)	5,850	217
CA, Inc.	4,900	132
Cisco Systems, Inc.	79,400	1,578
Computer Sciences Corp.	4,845	154
Corning, Inc.	23,600	308
Dell, Inc. (Æ)	26,300	455
Diebold, Inc.	2,300	90
eBay, Inc. (Æ)	16,100	575
Electronic Arts, Inc. (Æ)	6,400	105
EMC Corp. (Æ)	30,000	831
Energy Conversion Devices, Inc. (Æ)	36,400	4
F5 Networks, Inc. (Æ)	1,100	137
Google, Inc. Class A (Æ)	3,300	2,040
Hewlett-Packard Co.	34,932	884
Intel Corp.	75,400	2,027
International Business Machines Corp.	19,100	3,758
Juniper Networks, Inc. (Æ)	3,800	86
KLA-Tencor Corp. (Ñ)	2,500	121
Mastercard, Inc. Class A	1,400	588
Micron Technology, Inc. (Æ)	13,500	115
Microsoft Corp.	104,600	3,320
Motorola Mobility Holdings, Inc. (Æ)(Ñ)	4,487	178
Motorola Solutions, Inc.	5,128	255
NetApp, Inc. (Æ)	4,900	211
NVIDIA Corp. (Æ)	1,900	29
Oracle Corp.	57,949	1,696
Paychex, Inc. (Ñ)	4,300	135
QUALCOMM, Inc.	21,200	1,318
Quantum Corp. (Æ)(Ñ)	14,000	37
Salesforce.com, Inc. (Æ)(Ñ)	300	43
Seagate Technology PLC	2,200	58
Symantec Corp. (Æ)	16,445	293
Texas Instruments, Inc.	20,800	694
Total System Services, Inc.	2,032	44
Visa, Inc. Class A	4,600	535
Western Union Co. (The)	8,736	153
Xerox Corp.	22,700	187
Xilinx, Inc.	7,000	258
Yahoo!, Inc. (Æ)	20,700	307

		32,353

Materials - 3.3%
Air Products & Chemicals, Inc.	4,800	433
AK Steel Holding Corp. (Ñ)	5,800	46
Alcoa, Inc.	20,300	206
Allegheny Technologies, Inc.	3,300	145
AngloGold Ashanti, Ltd. - ADR	830	35
Ashland, Inc. (Ñ)	1,204	77
Ball Corp.	3,400	136
Bemis Co., Inc. (Ñ)	2,800	88
CF Industries Holdings, Inc.	400	74
Chemtura Corp. (Æ)(Ñ)	6	— ±
Cliffs Natural Resources, Inc.	600	38
Crown Holdings, Inc. (Æ)	3,400	126
Dow Chemical Co. (The)	16,788	563
Ecolab, Inc.	3,800	228
EI du Pont de Nemours & Co.	8,700	442
FMC Corp.	1,300	129
Freeport-McMoRan Copper & Gold, Inc.	9,552	407
International Paper Co.	11,073	389
Martin Marietta Materials, Inc. (Ñ)	1,500	129
Materion Corp. (Æ)(Ñ)	1,000	29
MeadWestvaco Corp.	3,000	91
Monsanto Co.	5,100	395
Mosaic Co. (The)	1,100	63
Newmont Mining Corp.	5,700	339
Owens-Illinois, Inc. (Æ)	2,900	69
PPG Industries, Inc.	2,900	265
Schnitzer Steel Industries, Inc. Class A (Ñ)	1,100	50
Sherwin-Williams Co. (The)	3,500	361

28	IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Sigma-Aldrich Corp. (Ñ)	2,300	165
Vulcan Materials Co.	3,600	160

		5,678

Telecommunication Services - 2.6%
AT&T, Inc.	81,781	2,502
CenturyLink, Inc. (Ñ)	8,265	333
Frontier Communications Corp. (Ñ)	9,906	45
MetroPCS Communications, Inc. (Æ)	1,800	19
Sprint Nextel Corp. (Æ)	39,389	97
Verizon Communications, Inc.	41,272	1,573

		4,569

Utilities - 2.9%
AES Corp. (The) (Æ)	11,000	149
Ameren Corp.	3,000	96
American Electric Power Co., Inc.	5,300	199
Consolidated Edison, Inc. (Ñ)	4,100	238
Constellation Energy Group, Inc.	3,000	109
Dominion Resources, Inc. (Ñ)	10,600	535
Duke Energy Corp. (Ñ)	19,496	408
Edison International	5,500	230
Entergy Corp.	2,900	193
Exelon Corp. (Ñ)	10,800	422
FirstEnergy Corp. (Ñ)	4,200	186
NextEra Energy, Inc.	6,500	387
PG&E Corp.	5,800	242
PPL Corp. (Ñ)	6,400	183
Progress Energy, Inc.	600	32
Public Service Enterprise Group, Inc.	8,400	258
Sempra Energy	4,100	243
Southern Co.	14,700	650
Wisconsin Energy Corp.	4,600	157
Xcel Energy, Inc.	4,000	106

		5,023

Total Common Stocks (cost $135,978)		168,650

Short-Term Investments - 2.6%
SSgA Prime Money Market Fund	4,200,710	4,201
United States Treasury Bills
0.025% due 06/14/12 (§)(ÿ)	323	323

Total Short-Term Investments (cost $4,524)		4,524

Other Securities - 3.0%
State Street Navigator Securities Lending Prime Portfolio (X)	5,214,824	5,215

Total Other Securities (cost $5,215)		5,215

Total Investments - 102.8% (identified cost $145,717)		178,389

Other Assets and Liabilities, Net - (2.8%)		(4,881)

Net Assets - 100.0%		173,508

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
S&P 500 Index Futures (CME)	13	USD	4,434	03	/12	385

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						385

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund	29

SSgA
IAM SHARES Fund

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$21,011	$—	$—	$21,011	12.1
Consumer Staples	17,276	—	—	17,276	10.0
Energy	20,912	—	—	20,912	12.0
Financials	21,831	—	—	21,831	12.6
Health Care	19,019	—	—	19,019	11.0
Industrials	20,978	—	—	20,978	12.1
Information Technology	32,353	—	—	32,353	18.6
Materials	5,678	—	—	5,678	3.3
Telecommunication Services	4,569	—	—	4,569	2.6
Utilities	5,023	—	—	5,023	2.9
Short-Term Investments	4,201	323	—	4,524	2.6
Other Securities	—	5,215	—	5,215	3.0

Total Investments	172,851	5,538	—	178,389	102.8

Other Assets and Liabilities, Net					(2.8)

					100.0

Other Financial Instruments
Futures Contracts	385	—	—	385	0.2

Total Other Financial Instruments*	$385	$—	$—	$385

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

30	IAM SHARES Fund

SSgA
Enhanced Small Cap Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,138.66	$1,021.13
Expenses Paid During Period*	$3.99	$3.77

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Enhanced Small Cap Fund	31

This page has been intentionally left blank.

SSgA
Enhanced Small Cap Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 100.4%

Consumer Discretionary - 14.1%
Aeropostale, Inc. (Æ)	196	4
American Axle & Manufacturing Holdings, Inc. (Æ)	9,393	107
American Greetings Corp. Class A	3,574	54
Ameristar Casinos, Inc.	547	11
Arctic Cat, Inc. (Æ)	199	7
Ascena Retail Group, Inc. (Æ)	588	23
Bebe Stores, Inc.	492	4
Belo Corp. Class A	2,618	19
Benihana, Inc. Class A	550	6
Biglari Holdings, Inc. (Æ)	272	112
Blyth, Inc.	532	34
Bob Evans Farms, Inc.	1,122	41
Body Central Corp. (Æ)	1,781	50
Brunswick Corp.	156	4
Build-A-Bear Workshop, Inc. Class A (Æ)	3,845	21
Cato Corp. (The) Class A	2,682	73
CEC Entertainment, Inc.	705	27
Charming Shoppes, Inc. (Æ)	2,261	13
Childrens Place Retail Stores, Inc. (The) (Æ)	521	26
Cinemark Holdings, Inc.	4,491	94
Coinstar, Inc. (Æ)	568	33
Cooper Tire & Rubber Co.	290	5
Crocs, Inc. (Æ)	2,254	44
CSS Industries, Inc.	468	9
Dana Holding Corp.	7,166	115
Denny’s Corp. (Æ)	26,119	108
Destination Maternity Corp.	907	16
Digital Generation, Inc. (Æ)	1,518	15
Domino’s Pizza, Inc. (Æ)	1,252	48
Einstein Noah Restaurant Group, Inc.	967	14
EW Scripps Co. Class A (Æ)	3,411	32
Express, Inc. (Æ)	5,699	136
Finish Line, Inc. (The) Class A	5,161	119
Genesco, Inc. (Æ)	963	66
Gerber Scientific, Inc. (Æ)	600	— ±
Grand Canyon Education, Inc. (Æ)	831	14
hhgregg, Inc. (Æ)	787	9
Hillenbrand, Inc.	5,721	131
HOT Topic, Inc.	6,756	60
HSN, Inc.	1,764	66
Iconix Brand Group, Inc. (Æ)	5,090	92
Interval Leisure Group, Inc. (Æ)	2,243	30
Jakks Pacific, Inc.	3,601	56
Jones Group, Inc. (The)	1,087	11
Journal Communications, Inc. Class A (Æ)	1,100	5
Knology, Inc. (Æ)	1,855	33
Libbey, Inc. (Æ)	1,413	18
Lifetime Brands, Inc.	770	9
Live Nation Entertainment, Inc. (Æ)	1,123	10
Liz Claiborne, Inc. (Æ)	838	8
Matthews International Corp. Class A	1,594	49
Men’s Wearhouse, Inc. (The)	2,653	103
Modine Manufacturing Co. (Æ)	1,619	15
Multimedia Games Holding Co., Inc. (Æ)	3,453	35
National CineMedia, Inc.	262	4
Nexstar Broadcasting Group, Inc. Class A (Æ)	416	3
Nutrisystem, Inc.	2,587	29
O’Charleys, Inc. (Æ)	611	6
Office Depot, Inc. (Æ)	5,276	17
Oxford Industries, Inc.	238	12
Papa John’s International, Inc. (Æ)	3,148	117
PF Chang’s China Bistro, Inc.	2,837	109
Pinnacle Entertainment, Inc. (Æ)	5,124	56
Rent-A-Center, Inc. Class A	4,983	177
Scholastic Corp.	300	9
Select Comfort Corp. (Æ)	293	9
Shuffle Master, Inc. (Æ)	2,409	35
Sinclair Broadcast Group, Inc. Class A	8,937	102
Six Flags Entertainment Corp.	882	40
Sonic Corp. (Æ)	4,602	38
Sotheby’s Class A	2,875	113
Stage Stores, Inc.	6,299	94
Standard Motor Products, Inc.	2,379	54
Stewart Enterprises, Inc. Class A	10,862	68
Superior Industries International, Inc.	200	4
Systemax, Inc. (Æ)	1,449	28
Town Sports International Holdings, Inc. (Æ)	7,159	74
Valassis Communications, Inc. (Æ)	5,623	140
Warnaco Group, Inc. (The) (Æ)	2,508	147
Wet Seal, Inc. (The) Class A (Æ)	26,238	92
Wolverine World Wide, Inc.	981	37

		3,858

Consumer Staples - 3.1%
B&G Foods, Inc. Class A	2,030	47
Casey’s General Stores, Inc.	472	24
Fresh Del Monte Produce, Inc.	5,318	119
J&J Snack Foods Corp.	447	22
Medifast, Inc. (Æ)	1,100	18
Nash Finch Co.	2,144	57
Nu Skin Enterprises, Inc. Class A	1,569	91
Nutraceutical International Corp. (Æ)	200	3
Omega Protein Corp. (Æ)	1,379	11

Enhanced Small Cap Fund	33

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Pantry, Inc. (The) (Æ)	1,036	13
Prestige Brands Holdings, Inc. (Æ)	4,393	73
Revlon, Inc. Class A (Æ)	2,108	32
Rite Aid Corp. (Æ)	13,300	21
Ruddick Corp.	1,387	57
Smart Balance, Inc. (Æ)	4,858	29
Spartan Stores, Inc.	1,234	22
Susser Holdings Corp. (Æ)	4,351	110
Universal Corp.	1,758	81
Village Super Market, Inc. Class A	146	4
Weis Markets, Inc.	200	9

		843

Energy - 6.7%
Alon USA Energy, Inc.	673	6
ATP Oil & Gas Corp. (Æ)	607	5
Basic Energy Services, Inc. (Æ)	1,268	25
Berry Petroleum Co. Class A	620	33
Bill Barrett Corp. (Æ)	2,890	84
Bristow Group, Inc.	338	16
Cal Dive International, Inc. (Æ)	10,099	29
Callon Petroleum Co. (Æ)	2,300	16
Clayton Williams Energy, Inc. (Æ)	429	38
Contango Oil & Gas Co. (Æ)	1,844	117
Crosstex Energy, Inc.	3,672	50
CVR Energy, Inc. (Æ)	2,060	56
Delek US Holdings, Inc.	3,881	51
Energy Partners, Ltd. (Æ)	7,976	136
Geokinetics, Inc. (Æ)	1,400	3
Global Geophysical Services, Inc. (Æ)	3,257	35
Goodrich Petroleum Corp. (Æ)	290	5
Helix Energy Solutions Group, Inc. (Æ)	5,175	100
ION Geophysical Corp. (Æ)	1,897	14
Matrix Service Co. (Æ)	535	7
Mitcham Industries, Inc. (Æ)	2,553	60
Natural Gas Services Group, Inc. (Æ)	200	3
Newpark Resources, Inc. (Æ)	7,457	59
Parker Drilling Co. (Æ)	21,473	136
Patriot Coal Corp. (Æ)	1,397	10
Petroquest Energy, Inc. (Æ)	3,796	23
Pioneer Drilling Co. (Æ)	5,939	59
REX American Resources Corp. (Æ)	3,117	96
Stone Energy Corp. (Æ)	4,688	150
Tesco Corp. (Æ)	700	11
Tetra Technologies, Inc. (Æ)	7,860	71
Union Drilling, Inc. (Æ)	1,759	12
Vaalco Energy, Inc. (Æ)	7,471	59
W&T Offshore, Inc.	5,456	138
Warren Resources, Inc. (Æ)	4,307	17
Western Refining, Inc.	6,384	116

		1,846

Financials - 21.6%
1st Source Corp.	2,377	58
Advance America Cash Advance Centers, Inc.	2,692	28
Alexander’s, Inc. (ö)	51	19
Alliance Financial Corp.	100	3
Alterra Capital Holdings, Ltd.	127	3
American Assets Trust, Inc. (ö)	2,675	58
American Equity Investment Life Holding Co.	5,464	66
Ameris Bancorp (Æ)	2,426	28
Amtrust Financial Services, Inc.	2,361	64
Anworth Mortgage Asset Corp. (ö)	17,961	117
Apollo Commercial Real Estate Finance, Inc. (ö)	1,553	23
Apollo Investment Corp.	3,537	25
Argo Group International Holdings, Ltd.	1,728	52
Arlington Asset Investment Corp. Class A	466	11
ARMOUR Residential REIT, Inc. (ö)	20,189	143
Artio Global Investors, Inc. Class A	7,433	36
Associated Estates Realty Corp. (ö)	4,306	64
Bancfirst Corp.	190	8
Banco Latinoamericano de Comercio Exterior SA Class E	4,217	82
Bancorp, Inc. (Æ)	1,631	14
Bank of Marin Bancorp	53	2
Banner Corp.	1,355	28
BBCN Bancorp, Inc. (Æ)	5,833	60
Berkshire Hills Bancorp, Inc.	619	14
BGC Partners, Inc. Class A	1,916	13
BlackRock Kelso Capital Corp.	477	5
CapLease, Inc. (ö)	6,137	25
Capstead Mortgage Corp. (ö)	8,105	108
Cardinal Financial Corp.	965	10
Cathay General Bancorp	2,342	38
Chatham Lodging Trust (ö)	200	2
Chemical Financial Corp.	742	16
City Holding Co.	1,200	41
Clifton Savings Bancorp, Inc.	900	9
CNO Financial Group, Inc. (Æ)	6,325	47
Colonial Properties Trust (ö)	1,165	24
Colony Financial, Inc. (ö)	2,448	41
Community Bank System, Inc.	965	26
Community Trust Bancorp, Inc.	806	25
Compass Diversified Holdings	2,142	32
Coresite Realty Corp. (ö)	4,597	98
Cousins Properties, Inc. (ö)	7,964	59
Credit Acceptance Corp. (Æ)	686	66
CreXus Investment Corp. (ö)	12,637	141
CYS Investments, Inc. (ö)	1,100	15

34	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Diamond Hill Investment Group, Inc.	120	9
Dime Community Bancshares, Inc.	1,733	24
Doral Financial Corp. (Æ)	8,240	11
Dynex Capital, Inc. (ö)	2,286	22
Eagle Bancorp, Inc. (Æ)	280	4
Education Realty Trust, Inc. (ö)	5,546	57
Enterprise Financial Services Corp.	520	6
Ezcorp, Inc. Class A (Æ)	3,683	116
FBR & Co. (Æ)	2,700	7
FelCor Lodging Trust, Inc. (Æ)(ö)	6,545	25
Fifth Street Finance Corp.	410	4
First American Financial Corp.	2,768	43
First Bancorp	1,000	10
First Commonwealth Financial Corp.	12,195	73
First Community Bancshares, Inc.	1,500	19
First Financial Corp.	520	17
First Midwest Bancorp, Inc.	8,859	102
First of Long Island Corp. (The)	200	5
First Potomac Realty Trust (ö)	3,288	43
Flagstone Reinsurance Holdings SA	4,049	32
Flushing Financial Corp.	1,375	18
FNB Corp.	6,283	74
GFI Group, Inc.	5,528	21
Gladstone Capital Corp.	700	6
Gladstone Investment Corp.	700	5
Gleacher & Co., Inc. (Æ)	2,861	4
Glimcher Realty Trust (ö)	1,717	17
Hampton Roads Bankshares, Inc. (Æ)	800	2
Hanmi Financial Corp. (Æ)	439	4
Hatteras Financial Corp. (ö)	114	3
Hercules Technology Growth Capital, Inc.	4,044	42
Hersha Hospitality Trust Class A (ö)	11,088	56
Home Bancshares, Inc.	871	22
Home Federal Bancorp, Inc.	400	4
International Bancshares Corp.	2,862	54
Invesco Mortgage Capital, Inc. (ö)	6,250	107
Investment Technology Group, Inc. (Æ)	8,684	100
Investors Bancorp, Inc. (Æ)	1,900	28
Kearny Financial Corp.	426	4
Kite Realty Group Trust (ö)	1,100	5
Kohlberg Capital Corp.	1,500	10
Lakeland Bancorp, Inc.	267	2
Lakeland Financial Corp.	700	18
Lexington Realty Trust (ö)	11,544	100
Maiden Holdings, Ltd.	8,566	74
MainSource Financial Group, Inc.	1,777	18
Manning & Napier, Inc. Class A (Æ)	1,095	14
MB Financial, Inc.	900	18
MCG Capital Corp.	14,321	69
Meadowbrook Insurance Group, Inc.	10,363	99
Medley Capital Corp.	621	7
Metro Bancorp, Inc. (Æ)	1,190	13
MFA Financial, Inc. (ö)	21,434	156
MGIC Investment Corp. (Æ)	804	4
Montpelier Re Holdings, Ltd.	5,447	94
MPG Office Trust, Inc. (Æ) (ö)	940	2
National Financial Partners Corp. (Æ)	2,214	34
National Health Investors, Inc. (ö)	805	38
National Penn Bancshares, Inc.	2,880	25
Nelnet, Inc. Class A	2,466	65
Newcastle Investment Corp. (ö)	13,429	73
NGP Capital Resources Co.	1,792	13
NorthStar Realty Finance Corp. (ö)	1,600	9
Northwest Bancshares, Inc.	7,412	94
OceanFirst Financial Corp.	420	6
Ocwen Financial Corp. (Æ)	4,498	72
Old National Bancorp	2,325	28
Oriental Financial Group, Inc.	4,770	56
PennantPark Investment Corp.	3,277	36
PennyMac Mortgage Investment Trust (ö)	2,580	46
Peoples Bancorp, Inc.	730	12
PHH Corp. (Æ)	500	7
Phoenix Cos., Inc. (The) (Æ)	3,631	7
Piper Jaffray Cos. (Æ)	974	24
Platinum Underwriters Holdings, Ltd.	3,192	113
Primerica, Inc.	947	24
PrivateBancorp, Inc. Class A	1,757	25
ProAssurance Corp.	833	73
Prospect Capital Corp.	630	7
Prosperity Bancshares, Inc.	2,471	108
Provident Financial Services, Inc.	536	7
Provident New York Bancorp	325	3
Republic Bancorp, Inc. Class A	1,332	35
Resource Capital Corp. (ö)	1,900	11
RLJ Lodging Trust (ö)	2,188	38
Safeguard Scientifics, Inc. (Æ)	176	3
Saul Centers, Inc. (ö)	434	16
SeaBright Holdings, Inc.	1,052	9
Solar Capital, Ltd.	904	21
Southside Bancshares, Inc.	801	17
Starwood Property Trust, Inc. (ö)	4,246	84
StellarOne Corp.	300	3
Sterling Financial Corp. (Æ)	155	3
Strategic Hotels & Resorts, Inc. (Æ)(ö)	24,357	152
Suffolk Bancorp (Æ)	1,025	12
Summit Hotel Properties, Inc. (ö)	2,200	20
Sun Communities, Inc. (ö)	1,667	69
Susquehanna Bancshares, Inc.	12,831	119
SWS Group, Inc. (Æ)	4,917	27
Symetra Financial Corp.	2,125	21

Enhanced Small Cap Fund	35

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Texas Capital Bancshares, Inc. (Æ)	109	4
THL Credit, Inc.	207	3
Trustmark Corp.	454	11
Two Harbors Investment Corp. (ö)	16,786	173
UMB Financial Corp.	279	12
Umpqua Holdings Corp.	9,659	119
United Financial Bancorp, Inc.	537	8
Urstadt Biddle Properties, Inc. Class A (ö)	1,200	23
Walker & Dunlop, Inc. (Æ)	250	3
Walter Investment Management Corp.	962	20
WesBanco, Inc.	1,585	31
Western Alliance Bancorp (Æ)	3,630	30
Westwood Holdings Group, Inc.	320	12
Winthrop Realty Trust (ö)	400	5
Wintrust Financial Corp.	100	3
World Acceptance Corp. (Æ)	640	41

		5,913

Health Care - 12.1%
Achillion Pharmaceuticals, Inc. (Æ)	900	9
Acorda Therapeutics, Inc. (Æ)	2,267	59
Affymetrix, Inc. (Æ)	7,022	29
Alkermes PLC (Æ)	2,278	40
Alliance HealthCare Services, Inc. (Æ)	1,289	2
Amicus Therapeutics, Inc. (Æ)	800	5
AngioDynamics, Inc. (Æ)	1,664	22
Antares Pharma, Inc. (Æ)	1,800	5
Ariad Pharmaceuticals, Inc. (Æ)	3,950	57
Arqule, Inc. (Æ)	3,324	24
Array Biopharma, Inc. (Æ)	2,400	7
Arthrocare Corp. (Æ)	1,289	34
Assisted Living Concepts, Inc. Class A	1,581	25
Astex Pharmaceuticals (Æ)	11,941	22
athenahealth, Inc. (Æ)	100	7
BioScrip, Inc. (Æ)	1,375	9
Cambrex Corp. (Æ)	7,119	47
Cantel Medical Corp.	3,888	79
Centene Corp. (Æ)	476	23
Cepheid, Inc. (Æ)	543	22
Computer Programs & Systems, Inc.	171	10
CONMED Corp. (Æ)	4,805	143
Cornerstone Therapeutics, Inc. (Æ)	1,400	8
Corvel Corp. (Æ)	235	11
CryoLife, Inc. (Æ)	8,008	44
Cubist Pharmaceuticals, Inc. (Æ)	2,811	120
Curis, Inc. (Æ)	4,076	18
Cynosure, Inc. Class A (Æ)	1,650	29
Depomed, Inc. (Æ)	15,340	96
Dusa Pharmaceuticals, Inc. (Æ)	3,586	17
Dyax Corp. (Æ)	9,518	14
DynaVox, Inc. Class A (Æ)	2,356	7
Emergent Biosolutions, Inc. (Æ)	349	5
eResearchTechnology, Inc. (Æ)	1,320	8
Five Star Quality Care, Inc. (Æ)	961	3
Gentiva Health Services, Inc. (Æ)	200	2
GTx, Inc. (Æ)	6,013	21
Haemonetics Corp. (Æ)	484	32
Halozyme Therapeutics, Inc. (Æ)	3,589	41
Harvard Bioscience, Inc. (Æ)	306	1
HealthSouth Corp. (Æ)	6,026	123
Hi-Tech Pharmacal Co., Inc. (Æ)	100	4
ICU Medical, Inc. (Æ)	106	5
Immunomedics, Inc. (Æ)	1,087	4
Impax Laboratories, Inc. (Æ)	1,464	34
Incyte Corp., Ltd. (Æ)	3,072	52
Integra LifeSciences Holdings Corp. (Æ)	340	11
Invacare Corp.	3,870	64
Jazz Pharmaceuticals PLC (Æ)	735	39
Kensey Nash Corp.	843	19
Ligand Pharmaceuticals, Inc. Class B (Æ)	2,014	30
Magellan Health Services, Inc. (Æ)	2,494	118
Medicis Pharmaceutical Corp. Class A	531	19
Medidata Solutions, Inc. (Æ)	700	14
Medivation, Inc. (Æ)	69	5
Medtox Scientific, Inc. (Æ)	698	11
Metropolitan Health Networks, Inc. (Æ)	4,232	35
Momenta Pharmaceuticals, Inc. (Æ)	6,533	96
Nabi Biopharmaceuticals (Æ)	12,830	24
National Healthcare Corp.	230	10
Neurocrine Biosciences, Inc. (Æ)	6,857	54
NxStage Medical, Inc. (Æ)	544	11
Obagi Medical Products, Inc. (Æ)	2,116	24
Omnicell, Inc. (Æ)	341	5
Orexigen Therapeutics, Inc. (Æ)	12,531	49
Orthofix International NV (Æ)	1,563	61
Par Pharmaceutical Cos., Inc. (Æ)	3,923	146
PDL BioPharma, Inc.	22,191	142
PharMerica Corp. (Æ)	2,110	26
Progenics Pharmaceuticals, Inc. (Æ)	806	8
Providence Service Corp. (The) (Æ)	1,487	22
PSS World Medical, Inc. (Æ)	4,395	106
Questcor Pharmaceuticals, Inc. (Æ)	568	22
RadNet, Inc. (Æ)	4,440	13
RTI Biologics, Inc. (Æ)	16,633	62
Santarus, Inc. (Æ)	8,021	36
Sciclone Pharmaceuticals, Inc. (Æ)	61	— ±
Spectranetics Corp. (Æ)	2,890	22
Spectrum Pharmaceuticals, Inc. (Æ)	441	6
SurModics, Inc. (Æ)	1,242	18
Symmetry Medical, Inc. (Æ)	1,563	11

36	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Team Health Holdings, Inc. (Æ)	2,110	46
Triple-S Management Corp. Class B (Æ)	3,840	91
Universal American Corp.	2,778	32
US Physical Therapy, Inc.	1,200	23
Vanda Pharmaceuticals, Inc. (Æ)	1,407	7
Vical, Inc. (Æ)	5,081	16
Viropharma, Inc. (Æ)	5,361	172
WellCare Health Plans, Inc. (Æ)	2,543	173
Wright Medical Group, Inc. (Æ)	189	3
Zoll Medical Corp. (Æ)	276	20

		3,301

Industrials - 16.3%
AAR Corp.	200	4
ACCO Brands Corp. (Æ)	4,196	50
Actuant Corp. Class A	2,724	77
Air Transport Services Group, Inc. (Æ)	4,091	22
Aircastle, Ltd.	4,226	58
Alamo Group, Inc.	800	21
Alaska Air Group, Inc. (Æ)	497	34
Albany International Corp. Class A	2,048	49
Altra Holdings, Inc. (Æ)	2,156	42
Amerco, Inc.	602	63
Ampco-Pittsburgh Corp.	253	5
AO Smith Corp.	2,111	95
Applied Industrial Technologies, Inc.	1,791	72
Arkansas Best Corp.	843	15
AT Cross Co. Class A (Æ)	700	7
Atlas Air Worldwide Holdings, Inc. (Æ)	899	38
Barrett Business Services, Inc.	1,315	22
Belden, Inc.	4,180	165
Brady Corp. Class A	1,944	62
Brink’s Co. (The)	5,096	129
CBIZ, Inc. (Æ)	2,704	18
Celadon Group, Inc.	6,296	93
Cenveo, Inc. (Æ)	1,898	7
Ceradyne, Inc.	2,731	84
Clarcor, Inc.	3,549	179
Colfax Corp. (Æ)	112	4
Comfort Systems USA, Inc.	3,661	42
Commercial Vehicle Group, Inc. (Æ)	450	5
Consolidated Graphics, Inc. (Æ)	1,393	65
Cubic Corp.	1,257	60
Deluxe Corp.	1,545	38
Dolan Co. (The) (Æ)	1,648	15
Douglas Dynamics, Inc.	1,215	16
DXP Enterprises, Inc. (Æ)	1,307	48
Dycom Industries, Inc. (Æ)	1,599	34
EMCOR Group, Inc.	2,094	58
Encore Capital Group, Inc. (Æ)	120	3
EnerSys (Æ)	3,444	116
Exponent, Inc. (Æ)	478	23
Federal Signal Corp. (Æ)	4,527	21
Franklin Electric Co., Inc.	497	25
GenCorp, Inc. (Æ)	7,990	48
Gibraltar Industries, Inc. (Æ)	1,661	23
GP Strategies Corp. (Æ)	189	3
Great Lakes Dredge & Dock Corp.	6,465	46
Hawaiian Holdings, Inc. (Æ)	3,811	20
Heartland Express, Inc.	3,714	54
Herman Miller, Inc.	257	5
Houston Wire & Cable Co.	183	3
Hurco Cos., Inc. (Æ)	854	20
Huron Consulting Group, Inc. (Æ)	700	27
ICF International, Inc. (Æ)	3,271	85
Insperity, Inc.	746	22
Interline Brands, Inc. (Æ)	4,048	83
Intersections, Inc.	2,484	29
John Bean Technologies Corp.	1,835	32
Kadant, Inc. (Æ)	4,570	100
Knoll, Inc.	2,431	37
Lawson Products, Inc.	71	1
LB Foster Co. Class A	331	10
LMI Aerospace, Inc. (Æ)	1,466	30
Lydall, Inc. (Æ)	1,900	17
Marten Transport, Ltd.	1,911	40
Meritor, Inc. (Æ)	6,165	46
Michael Baker Corp. (Æ)	196	5
Miller Industries, Inc.	1,397	22
Moog, Inc. Class A (Æ)	310	14
Mueller Industries, Inc.	1,444	66
NACCO Industries, Inc. Class A	456	45
Navigant Consulting, Inc. (Æ)	3,098	42
NCI Building Systems, Inc. (Æ)	1,800	22
Old Dominion Freight Line, Inc. (Æ)	550	24
On Assignment, Inc. (Æ)	2,909	40
Orbital Sciences Corp. (Æ)	6,427	90
Pacer International, Inc. (Æ)	3,312	18
Park-Ohio Holdings Corp. (Æ)	997	19
Primoris Services Corp.	4,739	73
Quality Distribution, Inc. (Æ)	1,138	15
Quanex Building Products Corp.	3,318	56
Rollins, Inc.	2,259	46
RPX Corp. (Æ)	1,087	18
Sauer-Danfoss, Inc. (Æ)	2,684	145
Schawk, Inc. Class A	800	9
Spirit Airlines, Inc. (Æ)	6,314	123
Standex International Corp.	743	28
Steelcase, Inc. Class A	4,056	36
Sterling Construction Co., Inc. (Æ)	855	9
Swift Transportation Co. Class A (Æ)	4,725	55
SYKES Enterprises, Inc. (Æ)	8,165	113

Enhanced Small Cap Fund	37

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Taser International, Inc. (Æ)	9,132	37
Teledyne Technologies, Inc. (Æ)	471	28
TRC Cos., Inc. (Æ)	1,459	8
Trimas Corp. (Æ)	2,633	64
TrueBlue, Inc. (Æ)	6,805	113
Twin Disc, Inc.	136	4
United Rentals, Inc. (Æ)	698	29
United Stationers, Inc.	200	6
US Airways Group, Inc. (Æ)	8,975	66
Viad Corp.	2,824	55
Werner Enterprises, Inc.	4,528	110
Woodward, Inc.	639	28

		4,446

Information Technology - 17.2%
ACI Worldwide, Inc. (Æ)	3,533	134
Actuate Corp. (Æ)	8,586	52
Acxiom Corp. (Æ)	4,525	64
Anaren, Inc. (Æ)	938	16
Ancestry.com, Inc. (Æ)	700	16
Anixter International, Inc. (Æ)	359	25
Arris Group, Inc. (Æ)	7,125	81
Aspen Technology, Inc. (Æ)	4,234	87
Aviat Networks, Inc. (Æ)	3,747	10
Black Box Corp.	765	21
Brightpoint, Inc. (Æ)	12,173	107
Brooks Automation, Inc.	5,745	69
Cabot Microelectronics Corp. (Æ)	456	23
CACI International, Inc. Class A (Æ)	789	47
Cardtronics, Inc. (Æ)	2,187	58
CIBER, Inc. (Æ)	4,914	22
Coherent, Inc. (Æ)	2,204	122
Communications Systems, Inc.	367	5
Comtech Telecommunications Corp.	3,569	115
Convergys Corp. (Æ)	6,007	77
Cray, Inc. (Æ)	2,138	17
CSG Systems International, Inc. (Æ)	3,778	61
Dice Holdings, Inc. (Æ)	4,794	43
Digi International, Inc. (Æ)	4,526	51
Digimarc Corp. (Æ)	466	13
Digital River, Inc. (Æ)	1,483	26
DSP Group, Inc. (Æ)	1,668	11
Earthlink, Inc.	10,146	76
Ebix, Inc.	931	22
Electro Rent Corp.	700	13
Electro Scientific Industries, Inc.	156	2
Electronics for Imaging, Inc. (Æ)	1,069	17
Entegris, Inc. (Æ)	14,712	133
Fair Isaac Corp.	1,839	74
FEI Co. (Æ)	942	42
Global Cash Access Holdings, Inc. (Æ)	5,440	30
GSI Group, Inc. (Æ)	711	8
GT Advanced Technologies, Inc. (Æ)	8,419	72
InfoSpace, Inc. (Æ)	6,782	79
Insight Enterprises, Inc. (Æ)	7,718	161
Integrated Device Technology, Inc. (Æ)	13,060	90
Integrated Silicon Solution, Inc. (Æ)	844	9
Internap Network Services Corp. (Æ)	1,746	13
IntraLinks Holdings, Inc. (Æ)	466	3
IXYS Corp. (Æ)	3,865	46
JDA Software Group, Inc. (Æ)	2,959	74
Lattice Semiconductor Corp. (Æ)	21,913	144
LeCroy Corp. (Æ)	1,176	11
Liquidity Services, Inc. (Æ)	857	37
Littelfuse, Inc.	1,325	70
Manhattan Associates, Inc. (Æ)	3,197	148
MAXIMUS, Inc.	1,685	70
Measurement Specialties, Inc. (Æ)	644	21
Microsemi Corp. (Æ)	171	4
MicroStrategy, Inc. Class A (Æ)	172	23
MKS Instruments, Inc.	973	29
ModusLink Global Solutions, Inc.	2,823	16
MoneyGram International, Inc. (Æ)	687	12
Monotype Imaging Holdings, Inc. (Æ)	7,737	109
Nanometrics, Inc. (Æ)	2,387	42
Netgear, Inc. (Æ)	504	19
Netscout Systems, Inc. (Æ)	757	16
Newport Corp. (Æ)	2,153	36
Omnivision Technologies, Inc. (Æ)	2,225	36
Oplink Communications, Inc. (Æ)	2,924	48
OSI Systems, Inc. (Æ)	2,033	120
Parametric Technology Corp. (Æ)	7,319	195
PC Connection, Inc.	513	5
Perficient, Inc. (Æ)	856	10
Pericom Semiconductor Corp. (Æ)	4,852	37
Photronics, Inc. (Æ)	5,769	40
Plantronics, Inc.	3,005	112
Power-One, Inc. (Æ)	286	1
Progress Software Corp. (Æ)	3,197	74
QAD, Inc. Class A (Æ)	400	6
Quantum Corp. (Æ)	10,381	27
Quest Software, Inc. (Æ)	4,632	93
Radisys Corp. (Æ)	503	4
RF Micro Devices, Inc. (Æ)	3,059	15
Richardson Electronics, Ltd.	559	7
Seachange International, Inc. (Æ)	1,190	8
SS&C Technologies Holdings, Inc. (Æ)	95	2
Stamps.com, Inc. (Æ)	511	13
Standard Microsystems Corp. (Æ)	1,270	33
Symmetricom, Inc. (Æ)	6,919	41
TeleNav, Inc. (Æ)	4,382	29
TeleTech Holdings, Inc. (Æ)	4,304	66

38	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Tessera Technologies, Inc. (Æ)	5,475	92
TNS, Inc. (Æ)	767	14
Tyler Technologies, Inc. (Æ)	1,002	38
Ultratech, Inc. (Æ)	1,592	43
Unisys Corp. (Æ)	6,820	127
United Online, Inc.	5,722	29
VirnetX Holding Corp. (Æ)	724	16
Websense, Inc. (Æ)	903	16
XO Group, Inc. (Æ)	1,000	9
Xyratex, Ltd.	8,072	138
Zygo Corp. (Æ)	174	3

		4,691

Materials - 5.2%
A Schulman, Inc.	1,900	49
AEP Industries, Inc. (Æ)	186	6
Boise, Inc.	4,487	37
Buckeye Technologies, Inc.	2,696	92
Coeur d’Alene Mines Corp. (Æ)	6,509	185
Ferro Corp. (Æ)	3,483	19
Flotek Industries, Inc. (Æ)	2,206	25
Georgia Gulf Corp. (Æ)	156	5
Graphic Packaging Holding Co. (Æ)	5,175	27
Handy & Harman, Ltd. (Æ)	206	3
Hecla Mining Co.	9,375	48
Horsehead Holding Corp. (Æ)	1,181	13
Innospec, Inc. (Æ)	2,839	88
Kaiser Aluminum Corp.	507	25
KapStone Paper and Packaging Corp. (Æ)	4,663	94
Landec Corp. (Æ)	460	3
Minerals Technologies, Inc.	1,743	113
Myers Industries, Inc.	3,134	42
NewMarket Corp.	702	128
Noranda Aluminum Holding Corp.	4,779	57
PH Glatfelter Co.	1,570	25
PolyOne Corp.	8,268	111
Sensient Technologies Corp.	1,676	62
Spartech Corp. (Æ)	425	2
Stillwater Mining Co. (Æ)	2,046	29
TPC Group, Inc. (Æ)	852	30
Tredegar Corp.	1,987	46
Worthington Industries, Inc.	3,931	66

		1,430

Telecommunication Services - 1.2%
Cincinnati Bell, Inc. (Æ)	25,513	96
General Communication, Inc. Class A (Æ)	4,505	48
IDT Corp. Class B	4,247	38
Premiere Global Services, Inc. (Æ)	2,516	22
USA Mobility, Inc.	3,797	52
Vonage Holdings Corp. (Æ)	28,849	69

		325

Utilities - 2.9%
Avista Corp.	2,908	72
Cadiz, Inc. (Æ)	800	9
California Water Service Group	776	15
Chesapeake Utilities Corp.	400	16
Cleco Corp.	1,302	50
El Paso Electric Co.	4,699	154
Genie Energy, Ltd. Class B	930	9
Idacorp, Inc.	2,704	109
Laclede Group, Inc. (The)	778	32
New Jersey Resources Corp.	175	8
NorthWestern Corp.	1,004	35
PNM Resources, Inc.	5,303	95
Portland General Electric Co.	700	17
South Jersey Industries, Inc.	401	21
Southwest Gas Corp.	2,085	89
Unisource Energy Corp.	1,473	54

		785

Total Common Stocks (cost $22,428)		27,438

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	100	— ±

Total Short-Term Investments (cost $0)±		— ±

Total Investments - 100.4% (identified cost $22,390)		27,438

Other Assets and Liabilities, Net - (0.4%)		(105)

Net Assets - 100.0%		27,333

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund	39

SSgA
Enhanced Small Cap Fund

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$3,858	$—	$—	$3,858	14.1
Consumer Staples	843	—	—	843	3.1
Energy	1,846	—	—	1,846	6.7
Financials	5,913	—	—	5,913	21.6
Health Care	3,301	—	—	3,301	12.1
Industrials	4,446	—	—	4,446	16.3
Information Technology	4,691	—	—	4,691	17.2
Materials	1,430	—	—	1,430	5.2
Telecommunication Services	325	—	—	325	1.2
Utilities	785	—	—	785	2.9
Short-Term Investments	—	—	—	—	— *

Total Investments	$27,438	$—	$—	$27,438	100.4

Other Assets and Liabilities, Net					(0.4)

					100.0

*	Less than .05% of net assets.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

40	Enhanced Small Cap Fund

SSgA
Directional Core Equity Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,076.77	$1,015.47
Expenses Paid During Period*	$9.76	$9.47

*	Expenses are equal to the Fund’s annualized expense ratio of 1.89% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Directional Core Equity Fund	41

This page has been intentionally left blank.

SSgA
Directional Core Equity Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 103.0%

Consumer Discretionary - 13.4%
Aaron’s, Inc. Class A (Û)	657	17
Advance Auto Parts, Inc. (Û)	333	29
Best Buy Co., Inc. (Û)	528	13
Brinker International, Inc. (Û)	914	25
Coinstar, Inc. (Æ) (Û)	426	25
Comcast Corp. Class A (Û)	652	19
Cracker Barrel Old Country Store, Inc. (Û)	436	24
Dillard’s, Inc. Class A (Û)	312	19
DISH Network Corp. Class A (Û)	532	16
Harman International Industries, Inc. (Û)	285	14
Macy’s, Inc. (Û)	782	30
PVH Corp.(Û)	273	23
Walt Disney Co. (The)	22	1

		255

Consumer Staples - 7.1%
Coca-Cola Co. (The) (Û)	69	5
Constellation Brands, Inc. Class A (Æ)(Û)	525	12
CVS Caremark Corp.	751	34
Kroger Co. (The) (Û)	507	12
PepsiCo, Inc. (Û)	6	— ±
Philip Morris International, Inc. (Û)	165	14
Procter & Gamble Co. (The) (Û)	163	11
Safeway, Inc. (Û)	611	13
Smithfield Foods, Inc. (Æ)(Û)	444	10
Wal-Mart Stores, Inc. (Û)	424	25

		136

Energy - 6.7%
Chevron Corp. (Û)	191	21
ConocoPhillips (Û)	282	22
Exxon Mobil Corp. (Û)	669	58
Marathon Oil Corp. (Û)	607	20
Occidental Petroleum Corp. (Û)	20	2
Schlumberger, Ltd. (Û)	67	5

		128

Financials - 16.1%
Aflac, Inc. (Û)	503	24
Allied World Assurance Co. Holdings AG	287	19
American Financial Group, Inc. (Û)	481	18
Annaly Capital Management, Inc. (ö)(Û)	831	14
Berkshire Hathaway, Inc. Class B (Æ)(Û)	22	2
CBL & Associates Properties, Inc. (ö)(Û)	1,136	20
East West Bancorp, Inc.	919	20
Ezcorp, Inc. Class A (Æ)(Û)	416	13
First Republic Bank (Æ)(Û)	597	18
Janus Capital Group, Inc.	2,314	20
JPMorgan Chase & Co. (Û)	332	13
LaSalle Hotel Properties (ö)	751	20
Moody’s Corp. (Û)	281	11
PNC Financial Services Group, Inc. (Û)	249	15
Portfolio Recovery Associates, Inc. (Æ)(Û)	22	1
Prudential Financial, Inc. (Û)	520	32
US Bancorp	373	11
Wells Fargo & Co. (Û)	556	17
World Acceptance Corp. (Æ)(Û)	300	19

		307

Health Care - 13.6%
Abbott Laboratories(Û)	261	15
Aetna, Inc. (Û)	233	11
Covidien PLC (Û)	365	19
Eli Lilly & Co. (Û)	571	22
Endo Pharmaceuticals Holdings, Inc. (Æ)(Û)	320	12
Humana, Inc. (Û)	267	23
Johnson & Johnson (Û)	113	7
Medivation, Inc. (Æ)	226	15
Merck & Co., Inc. (Û)	815	31
Pfizer, Inc. (Û)	1,610	34
Pharmacyclics, Inc. (Æ)	595	15
UnitedHealth Group, Inc. (Û)	534	30
Watson Pharmaceuticals, Inc. Class B (Æ)(Û)	181	11
Zimmer Holdings, Inc. (Û)	265	16

		261

Industrials - 13.0%
Actuant Corp. Class A (Û)	489	14
AGCO Corp. (Æ)(Û)	306	16
Alaska Air Group, Inc. (Æ)(Û)	194	13
Avis Budget Group, Inc. (Æ)(Û)	1,584	20
Corrections Corp. of America (Æ)(Û)	702	18
Deluxe Corp. (Û)	964	24
Dollar Thrifty Automotive Group, Inc. (Æ)(Û)	87	7
General Electric Co. (Û)	1,123	21
Hertz Global Holdings, Inc. (Æ)(Û)	816	12
Ingram Micro, Inc. Class A (Æ)(Û)	1,096	21
Lender Processing Services, Inc. (Û)	417	9
Northrop Grumman Corp. (Û)	186	11
Ryder System, Inc. (Û)	244	13
Tyco International, Ltd. (Û)	293	15

Directional Core Equity Fund	43

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
United Continental Holdings, Inc. (Æ)	689	14
URS Corp.	462	20

		248

Information Technology - 22.6%
Activision Blizzard, Inc. (Û)	949	11
AOL, Inc. (Æ)	816	15
Apple, Inc. (Æ)(Û)	112	61
Brocade Communications Systems, Inc. (Æ)(Û)	4,930	28
CA, Inc. (Û)	586	16
Cadence Design Systems, Inc. (Æ)(Û)	1,737	20
Dell, Inc. (Æ)(Û)	614	11
Google, Inc. Class A (Æ)(Û)	19	12
Harris Corp. (Û)	318	14
IAC/InterActiveCorp (Û)	260	12
Intel Corp. (Û)	1,553	42
International Business Machines Corp. (Û)	229	45
Intuit, Inc. (Û)	260	15
j2 Global, Inc.	372	11
Jabil Circuit, Inc. (Û)	1,096	28
Microsoft Corp. (Û)	1,134	36
Oracle Corp. (Û)	98	3
Symantec Corp. (Æ)(Û)	819	15
Tech Data Corp. (Æ)(Û)	474	25
Vishay Intertechnology, Inc. (Æ)(Û)	1,057	13

		433

Materials - 6.3%
CF Industries Holdings, Inc. (Û)	141	26
Cliffs Natural Resources, Inc. (Û)	226	15
Domtar Corp. (Û)	110	11
Eastman Chemical Co. (Û)	301	16
PPG Industries, Inc. (Û)	205	19
Rockwood Holdings, Inc. (Æ)(Û)	324	17
WR Grace & Co. (Æ)(Û)	286	16

		120

Telecommunication Services - 2.6%
AT&T, Inc. (Û)	507	15
Telephone & Data Systems, Inc. (Û)	538	14
Verizon Communications, Inc. (Û)	553	21

		50

Utilities - 1.6%
AES Corp. (The) (Æ)(Û)	1,116	15
Ameren Corp. (Û)	489	16

		31

Total Common Stocks (cost $1,606)		1,969

Short-Term Investments - 7.9%
SSgA Prime Money Market Fund	151,507	152

Total Short-Term Investments (cost $152)		152

Total Investments - 110.9% (identified cost $1,758)		2,121

Securities Sold Short - (30.8)%

Consumer Discretionary - (6.8)%
CarMax, Inc. (Æ)	(490)	(15)
Deckers Outdoor Corp. (Æ)	(194)	(15)
Gentex Corp.	(318)	(8)
Hyatt Hotels Corp. Class A (Æ)	(323)	(13)
Johnson Controls, Inc.	(195)	(6)
Lennar Corp. Class A	(663)	(16)
Live Nation Entertainment, Inc. (Æ)	(959)	(9)
Scotts Miracle-Gro Co. (The) Class A	(234)	(11)
Starwood Hotels & Resorts Worldwide, Inc. (ö)	(194)	(10)
Toll Brothers, Inc. (Æ)	(648)	(15)
Urban Outfitters, Inc. (Æ)	(430)	(12)

		(130)

Telecommunication Services - (1.0)%
AboveNet, Inc. (Æ)	(148)	(10)
SBA Communications Corp. Class A (Æ)	(194)	(9)

		(19)

Materials - (1.5)%
Allegheny Technologies, Inc.	(202)	(9)
Intrepid Potash, Inc. (Æ)	(326)	(8)
Praxair, Inc.	(54)	(6)
Titanium Metals Corp.	(391)	(6)

		(29)

Energy - (0.9)%
Dril-Quip, Inc. (Æ)	(131)	(9)
Lufkin Industries, Inc.	(111)	(9)

		(18)

44	Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Consumer Staples - (1.4)%
Flowers Foods, Inc.	(750)	(14)
Green Mountain Coffee Roasters, Inc. (Æ)	(195)	(13)

		(27)

Health Care - (5.2)%
Brookdale Senior Living, Inc. Class A (Æ)	(773)	(14)
Bruker Corp. (Æ)	(657)	(10)
Catalyst Health Solutions, Inc. (Æ)	(236)	(15)
Edwards Lifesciences Corp. (Æ)	(81)	(6)
Impax Laboratories, Inc. (Æ)	(770)	(18)
Patterson Cos., Inc.	(364)	(12)
Theravance, Inc. (Æ)	(483)	(9)
Vertex Pharmaceuticals, Inc. (Æ)	(200)	(8)
Volcano Corp. (Æ)	(266)	(7)

		(99)

Industrials - (3.7)%
Alexander & Baldwin, Inc.	(202)	(9)
Chart Industries, Inc. (Æ)	(283)	(19)
Cooper Industries PLC	(10)	(1)
Geo Group, Inc. (The) (Æ)	(536)	(10)
GrafTech International, Ltd. (Æ)	(730)	(9)
Snap-on, Inc.	(91)	(6)
Stericycle, Inc. (Æ)	(85)	(7)
Teekay Corp.	(354)	(10)

		(71)

Financials - (4.2)%
American International Group, Inc. (Æ)	(576)	(17)
Goldman Sachs Group, Inc. (The)	(13)	(2)
Greenhill & Co., Inc.	(182)	(8)
Hudson City Bancorp, Inc.	(1,354)	(9)
New York Community Bancorp, Inc.	(714)	(9)
Old Republic International Corp.	(1,276)	(14)
Platinum Underwriters Holdings, Ltd.	(304)	(11)
Washington Federal, Inc.	(610)	(10)

		(80)

Information Technology - (5.6)%
Altera Corp.	(325)	(13)
Ariba, Inc. (Æ)	(314)	(10)
Concur Technologies, Inc. (Æ)	(253)	(15)
Crown Castle International Corp. (Æ)	(143)	(7)
Juniper Networks, Inc. (Æ)	(397)	(9)
QLIK Technologies, Inc. (Æ)	(583)	(18)
Salesforce.com, Inc. (Æ)	(93)	(13)
Sapient Corp.	(1,061)	(13)
Silicon Laboratories, Inc. (Æ)	(136)	(6)
Viasat, Inc. (Æ)	(74)	(4)

		(108)

Utilities - (0.5)%
Calpine Corp. (Æ)	(609)	(9)

Total Securities Sold Short (proceeds $582)		(590)

Other Assets and Liabilities, Net - 19.9%		381

Net Assets - 100.0%		1,912

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund	45

SSgA
Directional Core Equity Fund

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$255	$—	$—	$255	13.4
Consumer Staples	136	—	—	136	7.1
Energy	128	—	—	128	6.7
Financials	307	—	—	307	16.1
Health Care	261	—	—	261	13.6
Industrials	248	—	—	248	13.0
Information Technology	433	—	—	433	22.6
Materials	120	—	—	120	6.3
Telecommunication Services	50	—	—	50	2.6
Utilities	31	—	—	31	1.6
Short-Term Investments	152	—	—	152	7.9

Total Investments	$2,121	$—	$—	$2,121	110.9

Securities Sold Short	(590)	—	—	(590)	(30.8)
Other Assets and Liabilities, Net					19.9

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

46	Directional Core Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — February 29, 2012 (Unaudited)

Footnotes:

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ñ)	All or a portion of the shares of this security are on loan.
(X)	Affiliate; the security is purchased with the cash collateral from the securities loaned.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.
(Û)	Held as collateral in connection with securities sold short.
(å)	Cash collateral balances were held in connection with futures contract purchased (sold) by the Fund. See Note 2.
±	Less than $500.

Abbreviations:
ADR - American Depositary Receipt
CME - Chicago Mercantile Exchange

Notes to Schedules of Investments	47

SSgA
Equity Funds

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	Disciplined	Dynamic
Amounts in thousands	Equity Fund	Small Cap Fund

Assets
Investments, at identified cost	$5,814	$12,704

Investments, at market*,***	8,001	14,095
Cash (restricted)	—	—
Deposits with brokers for securities sold short	—	—
Receivables:
Dividends and interest	37	7
Investments sold	182	—
Fund shares sold	—	3
From advisor	11	22
Prepaid expenses	3	2

Total assets	8,234	14,129

Liabilities
Payables:
Due to custodian	45	—
Fund shares redeemed	—	—
Accrued fees to affiliates	16	31
Other accrued expenses	32	27
Daily variation margin on futures contracts	1	—
Securities sold short, at market value**	—	—
Payable upon return of securities loaned	1,015	2,800

Total liabilities	1,109	2,858

Net Assets	$7,125	$11,271

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$44	$(3)
Accumulated net realized gain (loss)	(46,390)	(21,617)
Unrealized appreciation (depreciation) on:
Investments	2,187	1,391
Futures contracts	—	—
Securities sold short	—	—
Shares of beneficial interest	1	—
Additional paid-in capital	51,283	31,500

Net Assets	$7,125	$11,271

Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class (a)	$10.37	$24.18
Net assets	$7,125,489	$10,719,904
Shares outstanding ($.001 par value)	686,994	443,250
Net asset value per share: Class R (a)	$—	$23.91
Net assets	$—	$551,555
Shares outstanding ($.001 par value)	—	23,071

Amounts in thousands
*	Securities on loan included in investments	$988	$2,677
**	Proceeds on securities sold short	$—	$—
***	Investments in Affiliates	$—	$72

(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

48	Statements of Assets and Liabilities

Tuckerman Active	IAM	Enhanced	Directional
REIT Fund	SHARES Fund	Small Cap Fund	Core Equity Fund

$38,347	$145,717	$22,390	$1,758

64,407	178,389	27,438	2,121
—	—	14	—
—	—	—	404

16	438	15	4
219	—	227	—
62	—	16	—
15	—	16	14
5	5	8	4

64,724	178,832	27,734	2,547

29	—	136	—
149	1	205	—
62	58	36	23
29	27	24	22
—	23	—	—
—	—	—	590
6,558	5,215	—	—

6,827	5,324	401	635

$57,897	$173,508	$27,333	$1,912

$6	$717	$140	$—
(27,939)	(24,435)	(7,075)	(3,452)

26,060	32,672	5,048	363
—	385	—	—
—	—	—	(8)
5	16	2	—
59,765	164,153	29,218	5,009

$57,897	$173,508	$27,333	$1,912

$11.94	$10.55	$11.45	$10.94
$57,897,024	$173,507,526	$27,332,596	$1,912,408
4,849,541	16,441,581	2,387,565	174,835
$—	$—	$—	$—
$—	$—	$—	$—
—	—	—	—

$6,428	$5,126	$—	$—
$—	$—	$—	$582
$—	$4,201	$—	$152

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	49

SSgA
Equity Funds

Statements of Operations — For the Period Ended February 29, 2012 (Unaudited)

	Disciplined	Dynamic
Amounts in thousands	Equity Fund	Small Cap Fund

Investment Income
Dividends	$99	$52
Dividends from affiliated money market funds	— *	—	*
Interest	1	—
Securities lending income	—	6

Total investment income	100	58

Expenses
Advisory fees	11	36
Administrative fees	16	16
Custodian fees	17	31
Distribution fees	6	8
Transfer agent fees	17	33
Professional fees	26	18
Registration fees	10	18
Shareholder servicing fees - Institutional Class	1	2
Shareholder servicing fees - Class R	—	2
Trustees’ fees	6	6
Insurance fees	—	—	*
Printing fees	—	6
Dividends from securities sold short	—	—
Miscellaneous	1	3

Expenses before reductions	111	179
Expense reductions	(83)	(118)

Net expenses	28	61

Net investment income (loss)	72	(3)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	495	432
Futures contracts	7	—

Net realized gain (loss)	502	432

Net change in unrealized appreciation (depreciation) on:
Investments	697	1,016
Futures contracts	—	—
Securities sold short	—	—

Net change in unrealized appreciation (depreciation)	697	1,016

Net realized and unrealized gain (loss)	1,199	1,448

Net Increase (Decrease) in Net Assets from Operations	$1,271	$1,445

*	Less than $500

See accompanying notes which are an integral part of the financial statements.

50	Statements of Operations

Tuckerman Active	IAM	Enhanced	Directional
REIT Fund	SHARES Fund	Small Cap Fund	Core Equity Fund

$733	$1,768	$233	$22
—	1	— *	— *
—	—	—	—
12	28	—	—

745	1,797	233	22

181	196	58	14
24	40	19	15
17	25	35	16
53	27	26	1
23	16	16	14
23	26	23	19
11	12	12	12
12	21	2	2
—	—	—	—
7	8	7	6
1	2	—	—
8	12	2	2
—	—	—	3
1	4	2	2

361	389	202	106
(82)	(2)	(106)	(84)

279	387	96	22

466	1,410	137	—

2,428	206	790	47
—	(61)	31	—

2,428	145	821	47

1,859	18,816	2,249	208
—	549	(3)	—
—	—	—	(100)

1,859	19,365	2,246	108

4,287	19,510	3,067	155

$4,753	$20,920	$3,204	$155

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	51

SSgA
Equity Funds

Statements of Changes in Net Assets — For the Periods Ended

	Disciplined Equity Fund		Dynamic Small Cap Fund
	Period Ended	Fiscal Year	Period Ended	Fiscal Year
	February 29, 2012	Ended	February 29, 2012	Ended
Amounts in thousands	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$72	$109	$(3)	$(28)
Net realized gain (loss)	502	1,208	432	2,742
Net change in unrealized appreciation (depreciation)	697	60	1,016	106

Net increase (decrease) in net assets from operations	1,271	1,377	1,445	2,820

Distributions
From net investment income
Institutional Class	(53)	(123)	—	—

Net decrease in net assets from distributions	(53)	(123)	—	—

Share Transactions
Net increase (decrease) in net assets from share transactions	(757)	(1,461)	68	(2,162)

Total Net Increase (Decrease) in Net Assets	461	(207)	1,513	658

Net Assets
Beginning of period	6,664	6,871	9,758	9,100

End of period	$7,125	$6,664	$11,271	$9,758

Undistributed (overdistributed) net investment income included in net assets	$44	$25	$(3)	$—

See accompanying notes which are an integral part of the financial statements.

52	Statements of Changes in Net Assets

Tuckerman Active REIT Fund		IAM SHARES Fund		Enhanced Small Cap Fund		Directional Core Equity Fund
Period Ended	Fiscal Year	Period Ended	Fiscal Year	Period Ended	Fiscal Year	Period Ended	Fiscal Year
February 29, 2012	Ended	February 29, 2012	Ended	February 29, 2012	Ended	February 29, 2012	Ended
(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011

$466	$811	$1,410	$2,412	$137	$215	$—	$(11)
2,428	4,824	145	573	821	5,993	47	444
1,859	4,781	19,365	20,208	2,246	1,593	108	100

4,753	10,416	20,920	23,193	3,204	7,801	155	533

(469)	(944)	(1,377)	(2,430)	(206)	(155)	—	—

(469)	(944)	(1,377)	(2,430)	(206)	(155)	—	—

(4,522)	(11,075)	1,622	2,652	(2,976)	(6,465)	(308)	(2,241)

(238)	(1,603)	21,165	23,415	22	1,181	(153)	(1,708)

58,135	59,738	152,343	128,928	27,311	26,130	2,065	3,773

$57,897	$58,135	$173,508	$152,343	$27,333	$27,311	$1,912	$2,065

$6	$9	$717	$684	$140	$209	$—	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	53

SSgA
Equity Funds

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Realized Gain
Disciplined Equity Fund

February 29, 2012*	9.20	.08	1.16	1.24	(.07)	—
August 31, 2011	7.79	.14	1.42	1.56	(.15)	—
August 31, 2010	7.72	.11	.07	.18	(.11)	—
August 31, 2009	9.99	.17	(2.25)	(2.08)	(.19)	—
August 31, 2008	11.83	.19	(1.85)	(1.66)	(.18)	—
August 31, 2007	10.38	.16	1.46	1.62	(.17)	—

Dynamic Small Cap Fund

Institutional Class
February 29, 2012*	20.89	— (b)	3.29	3.29	—	—
August 31, 2011	15.80	(.05)	5.14	5.09	—	—
August 31, 2010	15.31	(.02)	.51	.49	—	—
August 31, 2009	22.14	(.06)	(6.77)	(6.83)	—	—
August 31, 2008	30.06	(.08)	(4.75)	(4.83)	(.03)	(3.06)
August 31, 2007	29.32	.03	2.24	2.27	—	(1.53)

Class R
February 29, 2012*	20.69	(.04)	3.26	3.22	—	—
August 31, 2011	15.70	(.12)	5.11	4.99	—	—
August 31, 2010	15.22	(.03)	.51	.48	—	—
August 31, 2009	21.99	(.03)	(6.74)	(6.77)	—	—
August 31, 2008	29.87	(.11)	(4.71)	(4.82)	—	(3.06)
August 31, 2007	29.28	(.14)	2.26	2.12	—	(1.53)

Tuckerman Active REIT Fund

February 29, 2012*	11.07	.09	.87	.96	(.09)	—
August 31, 2011	9.49	.14	1.60	1.74	(.16)	—
August 31, 2010	7.48	.21	2.06	2.27	(.26)	—
August 31, 2009	14.00	.28	(5.80)	(5.52)	(.27)	(.73)
August 31, 2008	19.58	.26	(1.31)	(1.05)	(.24)	(4.29)
August 31, 2007	20.55	.19	.50	.69	(.27)	(1.39)

IAM SHARES Fund

February 29, 2012*	9.37	.09	1.17	1.26	(.08)	—
August 31, 2011	8.07	.15	1.30	1.45	(.15)	—
August 31, 2010	7.88	.14	.18	.32	(.13)	—
August 31, 2009	9.89	.17	(1.99)	(1.82)	(.19)	—
August 31, 2008	11.37	.19	(1.49)	(1.30)	(.18)	—
August 31, 2007	9.98	.17	1.39	1.56	(.17)	—

Enhanced Small Cap Fund

February 29, 2012*	10.14	.06	1.33	1.39	(.08)	—
August 31, 2011	7.95	.07	2.17	2.24	(.05)	—
August 31, 2010	7.42	.05	.54	.59	(.06)	—
August 31, 2009	10.01	.06	(2.56)	(2.50)	(.09)	—
August 31, 2008	11.79	.08	(1.38)	(1.30)	(.06)	(.42)
August 31, 2007	11.72	.10	.77	.87	(.04)	(.76)

Directional Core Equity Fund

February 29, 2012*	10.16	— (b)	.78	.78	—	—
August 31, 2011	8.91	(.04)	1.29	1.25	—	—
August 31, 2010	9.15	(.04)	(.20)	(.24)	—	—
August 31, 2009	10.14	(.04)	(.75)	(.79)	(.20)	—
August 31, 2008	12.09	.09	(1.90)	(1.81)	(.14)	—
August 31, 2007	11.54	.20	.56	.76	(.09)	(.12)

See accompanying notes which are an integral part of the financial statements.

54	Financial Highlights

				%		%	%
	$		$	Ratio of Expenses		Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average		to Average	Investment Income	%
Total	End of	Total	End of Period	Net Assets,		Net Assets,	to Average	Portfolio
Distributions	Period	Return(e)	(000)	Net(c)(f)		Gross(f)	Net Assets(c)(f)	Turnover Rate(e)

(.07)	10.37	13.64	7,125	.65		2.58	1.67	163
(.15)	9.20	20.08	6,664	.65		3.12	1.47	64
(.11)	7.79	2.26	6,871	.82		.89	1.29	83
(.19)	7.72	(20.56)	98,794	.63		.63	2.47	118
(.18)	9.99	(14.13)	150,365	.51		.51	1.69	70
(.17)	11.83	15.66	248,028	.45		.45	1.38	53

—	24.18	15.75	10,720	1.25		3.70	(.01)	85
—	20.89	32.22	9,115	1.25		3.38	(.24)	179
—	15.80	3.20	8,562	1.53		3.36	(.10)	240
—	15.31	(30.85)	10,906	1.81		2.70	(.39)	235
(3.09)	22.14	(17.93)	25,927	1.38		1.38	(.35)	159
(1.53)	30.06	7.70	105,292	1.11		1.11	.08	125

—	23.91	15.56	551	1.60		4.13	(.38)	85
—	20.69	31.78	643	1.60		3.86	(.59)	179
—	15.70	3.15	538	1.60		3.87	(.16)	240
—	15.22	(30.79)	612	1.60		3.18	(.21)	235
(3.06)	21.99	(18.05)	1,027	1.60		1.86	(.49)	159
(1.53)	29.87	7.18	1,375	1.60		1.68	(.45)	125

(.09)	11.94	8.80	57,897	1.00		1.29	1.66	11
(.16)	11.07	18.41	58,135	1.00		1.26	1.29	12
(.26)	9.49	30.77	59,738	1.00		1.31	2.46	36
(1.00)	7.48	(39.82)	75,511	1.00		1.29	3.88	55
(4.53)	14.00	(6.47)	158,284	1.00		1.10	1.73	35
(1.66)	19.58	2.98	136,286	1.00		1.06	.89	32

(.08)	10.55	13.62	173,508	.50		.50	1.81	1
(.15)	9.37	17.99	152,343	.48		.48	1.54	—
(.13)	8.07	4.01	128,928	.53		.53	1.62	2
(.19)	7.88	(18.15)	123,953	.54		.54	2.39	5
(.18)	9.89	(11.52)	199,951	.46		.46	1.80	2
(.17)	11.37	15.74	229,937	.45		.45	1.56	6

(.08)	11.45	13.87	27,333	.75		1.58	1.13	27
(.05)	10.14	28.19	27,311	.75		1.44	.69	57
(.06)	7.95	8.01	26,130	.75		1.58	.62	77
(.09)	7.42	(24.91)	27,314	.75		1.48	.85	101
(.48)	10.01	(11.54)	41,988	.75		1.09	.78	93
(.80)	11.79	7.49	42,724	.75		1.15	.81	49

—	10.94	7.68	1,912	1.89 (d	)	9.11	(.09)	75
—	10.16	14.03	2,065	1.88 (d	)	7.12	(.36)	141
—	8.91	(2.62)	3,773	1.94 (d	)	5.53	(.47)	197
(.20)	9.15	(7.63)	5,175	1.85 (d	)	4.39	(.52)	185
(.14)	10.14	(15.10)	9,849	1.86 (d	)	2.74	.79	114
(.21)	12.09	6.65	41,815	1.72 (d	)	2.16	1.59	185

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	55

SSgA
Equity Funds

Notes to Financial Highlights — February 29, 2012 (Unaudited)

*	For the six months ended February 29, 2012 (Unaudited)
(a)	Average daily shares outstanding were used for this calculation.
(b)	Less than $0.005 per share.
(c)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(d)	The annualized net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Advisor.
(e)	Periods less than one year are not annualized.
(f)	The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

56	Notes to Financial Highlights

SSgA
Equity Funds

Notes to Financial Statements — February 29, 2012 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 29, 2012. These financial statements report on six funds: the SSgA Disciplined Equity Fund, SSgA Dynamic Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund and SSgA Directional Core Equity Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective February 3, 2012, the SSgA Small Cap Fund was renamed the SSgA Dynamic Small Cap Fund.

Effective July 31, 2003, the Dynamic Small Cap Fund began offering Class R shares. Class R shares may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service

Notes to Financial Statements	57

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

58	Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended February 29, 2012 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 29, 2012, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2008 through August 31, 2010, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements	59

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

At February 29, 2012, the following Funds had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2012	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Total
Disciplined Equity Fund	$19,079,922	$—	$—	$—	$—	$13,892,182	$13,459,059	$—	$46,431,163
Dynamic Small Cap Fund	—	—	—	—	—	15,554,002	6,490,926	—	22,044,928
Tuckerman Active REIT Fund	—	—	—	—	—	3,207,150	27,044,611	—	30,251,761
IAM SHARES Fund	1,396,175	859,207	—	—	2,796,414	1,248,239	17,638,415	413,776	24,352,226
Enhanced Small Cap Fund	—	—	—	—	—	255,751	7,577,486	—	7,833,237
Directional Core Equity Fund	—	—	—	—	224,060	2,601,456	670,141	—	3,495,657

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 29, 2012, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

			Tuckerman			Directional
	Disciplined	Dynamic Small	Active REIT	IAM	Enhanced	Core
	Equity Fund	Cap Fund	Fund	SHARES Fund	Small Cap Fund	Equity Fund
Cost of Investments for Tax Purposes	$6,211,993	$12,705,844	$38,461,556	$146,106,411	$22,465,481	$1,769,482

Gross Tax Unrealized Appreciation	1,801,177	1,669,337	25,945,410	56,843,230	5,974,468	359,386
Gross Tax Unrealized Depreciation	(11,734)	(280,383)	—	(24,561,025)	(1,001,513)	(7,731)

Net Unrealized Appreciation (Depreciation)	$1,789,443	$1,388,954	$25,945,410	$32,282,205	$4,972,955	$351,655

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity Fund	Quarterly
Dynamic Small Cap Fund	Annually
Tuckerman Active REIT Fund	Monthly
IAM SHARES Fund	Quarterly
Enhanced Small Cap Fund	Annually
Directional Core Equity Fund	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Dynamic Small Cap Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and

60	Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

The fair values of the Funds Derivative Instruments as shown on the Statements of Assets and Liabilities, categorized by risk exposure for the period ended February 29, 2012 were as follows:

(Amounts in thousands)
	Disciplined	IAM	Enhanced
	Equity Fund	SHARES Fund	Small Cap Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts	Equity Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$—	$385	$—

Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$— **	$—	$—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Less than $500.

The effects of Derivative Instruments on the Statements of Operations for the period ended February 29, 2012 were as follows:

(Amounts in thousands)
	Disciplined	IAM	Enhanced
	Equity Fund	SHARES Fund	Small Cap Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts	Equity Contracts
Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$7	$(61)	$31

Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$549	$(3)

The Dynamic Small Cap, Tuckerman Active REIT and Directional Core Equity Funds had no derivative instruments for the period ended February 29, 2012.

Notes to Financial Statements	61

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

For the period ended February 29, 2012, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	November 30, 2011	February 29, 2012
Disciplined Equity Fund	—	2
IAM SHARES Fund	12	13
Enhanced Small Cap Fund	—	—

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized.

Short Sales

The Directional Core Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. As a result, the Fund will engage in short sales only where the Advisor believes the value of the security will decline between the date of the sale and the date the Fund is required to return the borrowed security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which the liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When engaging in short sales, the Fund may be required to pledge assets to the broker or take other action to cover its obligation, which has the practical effect of limiting the amount of leverage that can be created through this investment.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

For the period ended February 29, 2012, purchases and sales of investment securities, excluding short-term investments, short sales and futures contracts were as follows:

	Purchases	Sales
Disciplined Equity Fund	$13,472,622	$14,370,141
Dynamic Small Cap Fund	8,422,363	8,311,061
Tuckerman Active REIT Fund	6,342,076	10,469,750
IAM SHARES Fund	1,696,241	909,595
Enhanced Small Cap Fund	7,012,091	9,597,339
Directional Core Equity Fund	1,601,328	2,009,729

62	Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company (“State Street,” the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At year end, all such cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 29, 2012, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash
	Collateral Value	Non-Cash Collateral Holding
IAM SHARES Fund	$77,724	Pool of U.S. Government and Foreign Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

The Advisor manages the Funds pursuant to an Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Tuckerman Group, LLC serves as the investment sub-advisor (the “Sub-Advisor”) for the Tuckerman Active REIT Fund. The Advisor provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Advisor. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Disciplined Equity Fund	0.25
Dynamic Small Cap Fund	0.75
Tuckerman Active REIT Fund	0.65
IAM SHARES Fund	0.25
Enhanced Small Cap Fund	0.45
Directional Core Equity Fund	1.25

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the “Distributor”), a wholly-owned subsidiary of State Street Corporation, will waive up to 0.70% of the average daily net assets of the distribution (12b-1) and service fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the

Notes to Financial Statements	63

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of the average daily net assets of distribution (12b-1) and service fees.

The Advisor has contractually agreed to waive up to the full amount of the Disciplined Equity Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 0.65% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 29, 2012 was $109. The total amount of reimbursement for the period ended February 29, 2012 was $82,713.

The Advisor has contractually agreed to waive up to the full amount of the Dynamic Small Cap Fund’s advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.25% and 1.60%, respectively, of each class’ average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 29, 2012 was $34,234 for the Institutional Class and $1,858 for Class R. The total amount of distribution fee waiver for Class R for the period ended February 29, 2012 was $200. The total amount of reimbursement for the period ended February 29, 2012 was $77,367 for Institutional Class and $4,209 for Class R.

The Advisor has contractually agreed to waive up to the full amount of the Tuckerman Active REIT Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 29, 2012 was $81,832. There was no reimbursement for the period ended February 29, 2012.

The Advisor has contractually agreed to waive up to the full amount of the IAM SHARES Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 0.65% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). There were no waivers or reimbursements for the period ended February 29, 2012.

The Advisor has contractually agreed to waive up to the full amount of the Enhanced Small Cap Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 29, 2012 was $57,544. The total amount of reimbursement for the period ended February 29, 2012 was $48,161.

The Advisor has contractually agreed to waive up to the full amount of the Directional Core Equity Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and dividends and interest on securities sold short). The total amount of the waiver for the period ended February 29, 2012 was $14,487. The total amount of reimbursement for the period ended February 29, 2012 was $68,989.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 29, 2012, $4,424,767 of the Central Fund’s net assets represents investments by these Funds, and $23,549,848 represents the investments of other Investment Company Funds not presented herein.

64	Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Amounts related to investments in the Central Fund during the period ended February 29, 2012 were as follows:

	Market	Purchases	Sales	Realized	Income
Funds	Value	Cost	Cost	Gain (Loss)	Distributions
Disciplined Equity Fund	$100	$11,277,672	$11,280,703	$—	$93
Dynamic Small Cap Fund	72,250	1,749,120	1,676,970	—	45
Tuckerman Active REIT Fund	100	5,202,616	5,360,098	—	77
IAM SHARES Fund	4,200,710	4,993,291	3,392,330	—	1,388
Enhanced Small Cap Fund	100	2,175,804	2,509,327	—	69
Directional Core Equity Fund	151,507	1,424,603	1,545,721	—	112

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of certain Funds’ advisory fee equal to the advisory fee paid by certain Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participating Fund, in an amount that offsets the amount of such fee incurred by the participating Fund. For the period ended February 29, 2012, the total advisory fees waived were as follows:

Amount Paid
Disciplined Equity Fund	$109
Dynamic Small Cap Fund	64
Tuckerman Active REIT Fund	117
IAM SHARES Fund	2,090
Enhanced Small Cap Fund	118
Directional Core Equity Fund	204

Boston Financial Data Services (“BFDS”) a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, the Funds’ custodian fees were not reduced under these arrangements.

Securities Lending

For the period September 1, 2011 through February 29, 2012, State Street earned securities lending agent fees as follows:

Agent Fees
Earned
Disciplined Equity Fund	$185
Dynamic Small Cap Fund	1,052
Tuckerman Active REIT Fund	2,045
IAM SHARES Fund	5,198

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The annual fee is based on the following percentages of the average daily net assets of the Funds described in this report: $0 to $2 billion — 0.0315%; over $2 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Notes to Financial Statements	65

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Distributor and Shareholder Servicing

The Investment Company has adopted a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

Institutional Class

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder servicing agreement with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 29, 2012, each Institutional Class paid the following shareholder servicing expenses to the Agents:

			High Net
		Global	Worth
	State Street	Markets	Services
Disciplined Equity Fund	$263	$505	$217
Dynamic Small Cap Fund	294	521	119
Tuckerman Active REIT Fund	920	169	43
IAM SHARES Fund	18,078	181	64
Enhanced Small Cap Fund	33	—	—
Directional Core Equity Fund	4	—	—

The Institutional Class did not incur any expenses from Fiduciary Investors Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation.

Class R

The Investment Company has adopted a distribution plan for the Class R Shares pursuant to Rule 12b-1 (the “R Plan”) under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund’s average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries.

The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund’s average net asset value per year. Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the R plan to exceed 0.05% of the Funds’ average daily net assets per year. Any payments that are required to be made to the Distributor or financial intermediaries that

66	Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect.

Under the R Plan, the Funds have adopted a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 29, 2012, the Dynamic Small Cap Fund paid $124.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 29, 2012 were as follows:

	Disciplined	Dynamic	Tuckerman	IAM	Enhanced	Directional
	Equity Fund	Small Cap Fund	Active REIT Fund	SHARES Fund	Small Cap Fund	Core Equity Fund
Advisory fees	$3,168	$6,540	$30,933	$33,919	$10,107	$1,938
Administration fees	2,889	2,724	3,986	6,835	3,167	2,487
Custodian Fees	796	6,108	3,218	3,060	9,060	2,090
Distribution fees	501	456	8,679	55	4,239	515
Shareholder servicing fees	665	2,861	5,128	6,178	2,153	8,946
Transfer agent fees	5,702	9,982	7,647	5,003	5,030	4,574
Trustee fees	2,250	2,066	2,526	3,108	2,248	2,022

	$15,971	$30,737	$62,117	$58,158	$36,004	$22,572

5.	Fund Share Transactions

	(amounts in thousands)
	For the Periods Ended
	February 29, 2012		August 31, 2011
Disciplined Equity Fund	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	1,116	$11,150	19	$180
Proceeds from reinvestment of distributions	5	49	14	120
Payments for shares redeemed	(1,159)	(11,956)	(190)	(1,761)

Total net increase (decrease)	(38)	$(757)	(157)	$(1,461)

Dynamic Small Cap Fund
Institutional Class
Proceeds from shares sold	42	$1,000	48	$1,049
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(35)	(773)	(154)	(3,119)

	7	227	(106)	(2,070)

Class R
Proceeds from shares sold	6	130	17	347
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(14)	(289)	(20)	(439)

	(8)	(159)	(3)	(92)

Total net increase (decrease)	(1)	$68	(109)	$(2,162)

Notes to Financial Statements	67

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Proceeds from shares sold	349	$3,917	953	$10,363
Proceeds from reinvestment of distributions	44	464	88	936
Payments for shares redeemed	(796)	(8,903)	(2,082)	(22,374)

Total net increase (decrease)	(403)	$(4,522)	(1,041)	$(11,075)

IAM SHARES Fund
Proceeds from shares sold	48	$454	76	$722
Proceeds from reinvestment of distributions	149	1,377	259	2,429
Payments for shares redeemed	(21)	(209)	(51)	(499)

Total net increase (decrease)	176	$1,622	284	$2,652

Enhanced Small Cap Fund
Proceeds from shares sold	133	$1,442	301	$2,987
Proceeds from reinvestment of distributions	21	206	17	155
Payments for shares redeemed	(461)	(4,624)	(911)	(9,607)

Total net increase (decrease)	(307)	$(2,976)	(593)	$(6,465)

Directional Core Equity Fund
Proceeds from shares sold	85	$860	15	$159
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(113)	(1,168)	(235)	(2,400)

Total net increase (decrease)	(28)	$(308)	(220)	$(2,241)

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended February 29, 2012, the Funds did not utilize the Interfund Lending Program.

7.	Dividends

On March 1, 2012 the Funds declared the following dividends from net investment income payable on March 7, 2012 to shareholders of record on March 2, 2012.

Net Investment
Income
Disciplined Equity Fund	$0.0635
Tuckerman Active REIT Fund	0.0083
IAM SHARES Fund	0.0042

68	Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

On April 2, 2012, the Funds declared the following dividends from net investment income payable on April 9, 2012 to shareholders of record April 3, 2012.

Net Investment
Income
Tuckerman Active REIT Fund	$0.0294

8.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

9.	Subsequent Events

Management has evaluated events and transactions that may have occurred since February 29, 2012, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review, nothing was discovered, except for the following, which would require disclosure within the financial statements.

The Board has approved a Plan of Liquidation and Termination (the “Plan”) with respect to the SSgA Disciplined Equity Fund and SSgA Directional Core Equity Fund, pursuant to which each Fund is expected to be liquidated and terminated on or prior to May 15, 2012 (the “Liquidation Date”). During the period between the effective date of the Plan and the Liquidation Date, each Fund will engage in business and activities solely for the purposes of winding up its business and affairs and making a distribution of its assets to shareholders, and may not pursue or achieve its investment objective.

Each Fund ceased the sale of its shares to new investors at the close of business on February 3, 2012; however, shares of each Fund may continue to be offered through intermediaries that currently have relationships with the Funds and to current shareholders having accounts directly with the Funds. Effective upon the close of business on April 30, 2012, the Funds will no longer accept orders from existing shareholders to purchase additional shares. Current shareholders of the Funds may, consistent with the requirements set forth in the Prospectus, redeem or exchange their shares into shares of the same class of other SSgA Funds at any time prior to the Liquidation Date.

Prior to the Liquidation Date, each Fund will discontinue payments of any 12b-1 distribution fees.

At or immediately prior to the Liquidation Date, each Fund shall, if necessary, have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Fund all of the Fund’s investment company taxable income for taxable years ending at or prior to the Liquidation Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending at or prior to the Liquidation Date (after reduction for any capital loss carry-forward) and any additional amounts necessary to avoid any excise tax for such periods.

Effective on July 31, 2012 (the “Conversion Date”), the SSgA Funds will cease offering Class R shares and all shareholders holding Class R shares of an SSgA Fund will have their Class R shares automatically converted, pro rata, to Institutional Class shares of the same SSgA Fund.

Notes to Financial Statements	69

SSgA
Equity Funds

Shareholder Requests for Additional Information — February 29, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

70	Shareholder Requests for Additional Information

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 29, 2012 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

				Number of
				Portfolios
	Position(s) Held		Principal Occupation(s)	in Fund	Other
Name,	with SSgA Funds;	Term	During Past 5 Years; and	Complex	Directorships Held
Age,	Length of	of	Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Virginia Tech Foundation Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institute and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	None

Disclosure of Information about Fund Trustees and Officers	71

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

				Number of
				Portfolios
	Position(s) Held		Principal Occupation(s)	in Fund	Other
Name,	with SSgA Funds;	Term	During Past 5 Years; and	Complex	Directorships Held
Age,	Length of	of	Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)
William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	20	None

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None

72	Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Number of
Portfolios
	Position(s) Held		Principal Occupation(s)	in Fund	Other
Name,	with SSgA Funds;	Term	During Past 5 Years; and	Complex	Directorships Held
Age,	Length of	of	Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
• 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);
• 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation);
• September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care);
• 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and
• 2003 to 2009, Trustee, Gettysburg College.
				20	None

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

Disclosure of Information about Fund Trustees and Officers	73

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age, and	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds, State Street Master Funds and State Street Institutional Investment Trust; President and Trustee, Select Sector SPDR Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
• Chief Operating Officer and Senior Managing Director, SSgA Funds Management, Inc. (investment advisor);
• March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and
• Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
• 2009 to Present Head of North America Operations, Global Operations, Russell Investments;
• 1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company and Russell Financial Services Company; and
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2012	Until successor is elected by Trustees
• 1999 to 2012 Assistant Secretary Russell Investment Company and Russell Investment Funds;
• Associate General Counsel, Russell Investments;
• Secretary, Russell Investment Management Company, Russell Fund Services Company and Russell Financial Services, Inc.; and
• Secretary and Chief Legal Officer, Russell Investment Company, Russell Investment Funds and Russell Exchange Traded Funds Trust.

74	Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Shawn C.D. Johnson
William L. Marshall
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Officers
James E. Ross, President, Chief Executive Officer and
Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting
Officer
Ellen M. Needham, Vice President
Jacqueline Angell, Chief Compliance Officer
Mary Beth Rhoden, Secretary and Chief Legal Officer
Ross E. Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant Treasurer
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center,
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	75

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DESAR-02/12

LIFE SOLUTIONS FUNDS
LS Balanced Fund
LS Balanced Fund – Class R
LS Growth Fund
LS Growth Fund – Class R
LS Income and Growth Fund
LS Income and Growth Fund – Class R

Semiannual Report
February 29, 2012

SSgA Funds
Life Solutionssm Funds
Semi-annual Report
February 29, 2012 (Unaudited)

“SSgA” is a registered trademark and “Life Solutionssm” is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Life Solutions
Balanced Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,082.52	$1,022.63
Expenses Paid During Period*	$2.33	$2.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Class R	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,079.91	$1,020.29
Expenses Paid During Period*	$4.76	$4.62

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Balanced Fund	5

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SSgA Life Solutions
Balanced Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 100.6%

Bonds - 34.9%
SPDR Barclays Capital Aggregate Bond ETF	1,498	87
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	3,515	120
SSgA Bond Market Fund	88,702	806
SSgA High Yield Bond Fund	8,056	67

		1,080

Domestic Equities - 55.4%
SPDR S&P Dividend ETF	1,090	61
SPDR S&P MidCap 400 ETF Trust	1,140	203
SSgA Enhanced Small Cap Fund	8,079	92
SSgA S&P 500 Index Fund	57,672	1,299
SSgA Tuckerman Active REIT Fund	5,320	64

		1,719

International Equities - 10.3%
SSgA Emerging Markets Fund	3,247	68
SSgA International Stock Selection Fund	27,241	251

		319

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	212	— ±

Total Investments - 100.6%* (identified cost $2,205)		3,118

Other Assets and Liabilities, Net - (0.6%)		(20)

Net Assets - 100.0%		3,098

*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs. (Note 2)
±	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund	7

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SSgA Life Solutions
Growth Fund
Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,099.83	$1,022.63
Expenses Paid During Period*	$2.35	$2.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Class R	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,096.91	$1,020.09
Expenses Paid During Period*	$5.01	$4.82

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Growth Fund	9

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SSgA Life Solutions
Growth Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 101.1%

Bonds - 15.2%
SPDR Barclays Capital Aggregate Bond ETF	435	26
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	2,440	83
SSgA Bond Market Fund	19,677	179
SSgA High Yield Bond Fund	5,415	45

		333

Domestic Equities - 70.7%
SPDR S&P Dividend ETF	790	44
SPDR S&P MidCap 400 ETF Trust	960	171
SSgA Enhanced Small Cap Fund	8,573	98
SSgA S&P 500 Index Fund	53,007	1,194
SSgA Tuckerman Active REIT Fund	3,614	43

		1,550

International Equities - 15.2%
SSgA Emerging Markets Fund	2,155	45
SSgA International Stock Selection Fund	31,123	287

		332

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	337	— ±

Total Investments - 101.1%* (identified cost $1,510)		2,215

Other Assets and Liabilities, Net - (1.1%)		(24)

Net Assets - 100.0%		2,191

*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs. (Note 2)
±	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Life Solutions Growth Fund	11

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SSgA Life Solutions
Income and Growth Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,068.11	$1,022.63
Expenses Paid During Period*	$2.31	$2.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Class R	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,065.42	$1,020.39
Expenses Paid During Period*	$4.62	$4.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund	13

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SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 102.3%

Bonds - 56.3%
SPDR Barclays Capital Aggregate Bond ETF	1,420	83
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	1,340	46
SSgA Bond Market Fund	54,415	495
SSgA High Yield Bond Fund	2,861	24

		648

Domestic Equities - 40.9%
SPDR S&P Dividend ETF	535	30
SPDR S&P MidCap 400 ETF Trust	275	49
SSgA Enhanced Small Cap Fund	2,018	23
SSgA S&P 500 Index Fund	15,338	345
SSgA Tuckerman Active REIT Fund	1,958	23

		470

International Equities - 5.1%
SSgA Emerging Markets Fund	1,142	24
SSgA International Stock Selection Fund	3,845	35

		59

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	3	— ±

Total Investments - 102.3%* (identified cost $929)		1,177

Other Assets and Liabilities, Net - (2.3%)		(27)

Net Assets - 100.0%		1,150

*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs. (Note 2)
±	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund	15

SSgA
Life Solutions Funds

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

			Life Solutions
	Life Solutions	Life Solutions	Income and
Amounts in thousands	Balanced Fund	Growth Fund	Growth Fund

Assets
Investments, at identified cost	$2,205	$1,510	$929

Investments, at market	3,118	2,215	1,177
Receivables:
Fund shares sold	12	3	1
From advisor	15	13	11
Prepaid expenses	1	1	1

Total assets	3,146	2,232	1,190

Liabilities
Payables:
Investments purchased	1	—	—
Fund shares redeemed	—	2	—
Accrued fees to affiliates	14	13	15
Other accrued expenses	33	26	25

Total liabilities	48	41	40

Net Assets	$3,098	$2,191	$1,150

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(51)	$7	$13
Accumulated net realized gain (loss)	(6,055)	(3,150)	(1,883)
Unrealized appreciation (depreciation) on investments	913	705	248
Additional paid-in capital	8,291	4,629	2,772

Net Assets	$3,098	$2,191	$1,150

Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class(a)	$10.63	$12.03	$11.17
Institutional Class — Net assets	$2,545,673	$1,941,764	$1,001,367
Institutional Class — Shares outstanding ($.001 par value)	239,533	161,406	89,685
Net asset value per share: Class R(a)	$10.63	$12.08	$11.15
Class R — Net assets	$552,771	$248,804	$148,351
Class R — Shares outstanding ($.001 par value)	52,004	20,593	13,303

(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

16	Statements of Assets and Liabilities

SSgA
Life Solutions Funds

Statements of Operations — For the Period Ended February 29, 2012 (Unaudited)

				Life Solutions
	Life Solutions	Life Solutions		Income and
Amounts in thousands	Balanced Fund	Growth Fund		Growth Fund

Investment Income
Income distribution from Underlying Funds	$152	$30		$16

Expenses
Fund accounting fees	14	14		13
Distribution fees — Institutional Class	4	1		1
Distribution fees — Class R	1	1		—	*
Transfer agent fees	32	32		32
Professional fees	15	15		14
Registration fees	17	17		17
Shareholder servicing fees — Institutional Class	1	—	*	—	*
Shareholder servicing fees — Class R	— *	—	*	—	*
Insurance fees	— *	—	*	—	*
Printing fees	9	2		2
Miscellaneous	2	2		2

Expenses before reductions	95	84		81
Expense reductions	(77)	(79)		(78)

Net expenses	18	5		3

Net investment income (loss)	134	25		13

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	2,760	50		25
Net change in unrealized appreciation (depreciation) on investments	(3,775)	126		35

Net realized and unrealized gain (loss)	(1,015)	176		60

Net Increase (Decrease) in Net Assets from Operations	$(881)	$201		$73

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	17

SSgA
Life Solutions Funds

Statements of Changes in Net Assets — For the Periods Ended

	Life Solutions		Life Solutions		Life Solutions Income
	Balanced Fund		Growth Fund		and Growth Fund
	Six Months		Six Months		Six Months
	Ended	Fiscal Year	Ended	Fiscal Year	Ended	Fiscal
	February 29, 2012	Ended	February 29, 2012	Ended	February 29, 2012	Year Ended
Amounts in thousands	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$134	$670	$25	$81	$13	$35
Net realized gain (loss)	2,760	255	50	723	25	114
Net change in unrealized appreciation (depreciation)	(3,775)	2,274	126	(77)	35	8

Net increase (decrease) in net assets from operations	(881)	3,199	201	727	73	157

Distributions
From net investment income
Institutional Class	(384)	(661)	(40)	(93)	(32)	(58)
Class R	(71)	(8)	(4)	(2)	(3)	(35)

Net decrease in net assets from distributions	(455)	(669)	(44)	(95)	(35)	(93)

Share Transactions
Net increase (decrease) in net assets from share transactions	(29,336)	5,076	(65)	(3,320)	19	(559)

Total Net Increase (Decrease) in Net Assets	(30,672)	7,606	92	(2,688)	57	(495)

Net Assets
Beginning of period	33,770	26,164	2,099	4,787	1,093	1,588

End of period	$3,098	$33,770	$2,191	$2,099	$1,150	$1,093

Undistributed (overdistributed) net investment income included in net assets	$(51)	$270	$7	$26	$13	$35

See accompanying notes which are an integral part of the financial statements.

18	Statements of Changes in Net Assets

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SSgA
Life Solutions Funds

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net	Return of
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
Life Solutions Balanced Fund

Institutional Class
February 29, 2012(1)	11.51	.20	.62	.82	(1.70)	—	—
August 31, 2011	10.47	.25	1.05	1.30	(.26)	—	—
August 31, 2010	10.30	.23	.15	.38	(.21)	—	—
August 31, 2009	11.52	.22	(1.15)	(.93)	(.29)	—	—
August 31, 2008	13.18	.53	(1.64)	(1.11)	(.55)	—	—
August 31, 2007	12.66	.44	.50	.94	(.42)	—	—

Class R
February 29, 2012(1)	11.52	.11	.68	.79	(1.68)	—	—
August 31, 2011	10.45	.19	1.03	1.22	(.15)	—	—
August 31, 2010	10.28	.16	.16	.32	(.15)	—	—
August 31, 2009	11.42	.15	(1.13)	(.98)	(.16)	—	—
August 31, 2008	13.05	.45	(1.60)	(1.15)	(.48)	—	—
August 31, 2007	12.54	.31	.55	.86	(.35)	—	—

Life Solutions Growth Fund

Institutional Class
February 29, 2012(1)	11.18	.14	.95	1.09	(.24)	—	—
August 31, 2011	9.96	.26	1.16	1.42	(.20)	—	—
August 31, 2010	9.95	.17	.04	.21	(.20)
August 31, 2009	11.82	.20	(1.89)	(1.69)	(.18)	—	—
August 31, 2008	13.77	.64	(2.01)	(1.37)	(.58)	—	—
August 31, 2007	12.79	.37	.97	1.34	(.36)	—	—

Class R
February 29, 2012(1)	11.19	.11	.96	1.07	(.18)	—	—
August 31, 2011	9.93	.15	1.21	1.36	(.10)	—	—
August 31, 2010	9.94	.10	.05	.15	(.16)
August 31, 2009	11.77	.10	(1.84)	(1.74)	(.09)	—	—
August 31, 2008	13.67	.47	(1.88)	(1.41)	(.49)	—	—
August 31, 2007	12.69	.31	.94	1.25	(.27)	—	—

Life Solutions Income and Growth Fund

Institutional Class
February 29, 2012(1)	10.84	.13	.58	.71	(.38)	—	—
August 31, 2011	10.41	.27	.80	1.07	(.64)	—	—
August 31, 2010	10.16	.33	.21	.54	(.29)
August 31, 2009	11.04	.28	(.55)	(.27)	(.59)	(.01)	—
August 31, 2008	12.51	.50	(1.29)	(.79)	(.52)	(.16)	—
August 31, 2007	12.42	.47	.06	.53	(.44)	—	—

Class R
February 29, 2012(1)	10.67	.12	.57	.69	(.21)	—	—
August 31, 2011	10.28	.26	.72	.98	(.59)	—	—
August 31, 2010	10.07	.23	.25	.48	(.27)
August 31, 2009	10.97	.15	(.49)	(.34)	(.55)	(.01)	—
August 31, 2008	12.39	.44	(1.25)	(.81)	(.45)	(.16)	—
August 31, 2007	12.31	.37	.08	.45	(.37)	—	—

(1)	For the six months ended February 29, 2012 (unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.
(c)	The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.
(d)	May reflect amounts waived and /or reimbursed by the investment advisor and for certain funds, custody credit arrangements.

See accompanying notes which are an integral part of the financial statements.

20	Financial Highlights

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	Net Asset Value	%	Net Assets,	to Average	to Average	Investment Income	%
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Distributions	Period	Return	(000)	Net(c)(d)	Gross(c)	Net Assets(c)(d)	Turnover Rate(b)

(1.70)	10.63	8.25	2,545	.45	2.50	1.85	15
(.26)	11.51	12.48	33,315	.45	.59	2.11	37
(.21)	10.47	3.66	25,565	.45	.74	2.18	74
(.29)	10.30	(7.79)	24,411	.45	.78	2.37	73
(.55)	11.52	(8.73)	27,962	.44	.45	4.27	94
(.42)	13.18	7.51	58,036	.33	.33	3.31	31

(1.68)	10.63	7.99	553	.92	2.97	2.02	15
(.15)	11.52	11.65	455	1.11	1.26	1.65	37
(.15)	10.45	3.09	599	1.10	1.39	1.52	74
(.16)	10.28	(8.42)	989	1.06	1.38	1.64	73
(.48)	11.42	(9.10)	965	.98	.99	3.71	94
(.35)	13.05	6.91	1,891	.90	.90	2.40	31

(.24)	12.03	9.98	1,942	.45	8.06	1.23	18
(.20)	11.18	14.31	1,841	.45	4.53	2.25	50
(.20)	9.96	2.05	4,583	.45	3.15	1.59	73
(.18)	9.95	(14.12)	5,282	.45	2.30	2.21	82
(.58)	11.82	(10.38)	11,379	.45	.72	4.97	75
(.36)	13.77	10.53	37,358	.45	.45	2.74	30

(.18)	12.08	9.69	249	.96	8.56	1.01	18
(.10)	11.19	13.73	258	.97	5.05	1.30	50
(.16)	9.93	1.46	204	1.03	3.74	.98	73
(.09)	9.94	(14.65)	483	1.17	3.02	1.10	82
(.49)	11.77	(10.65)	591	.85	1.12	3.72	75
(.27)	13.67	9.86	1,041	1.01	1.01	2.37	30

(.38)	11.17	6.81	1,002	.45	14.82	1.20	29
(.64)	10.84	10.52	886	.45	11.66	2.54	73
(.29)	10.41	5.39	878	.45	5.37	3.13	89
(.61)	10.16	(1.73)	3,268	.45	3.52	2.99	81
(.68)	11.04	(6.59)	7,604	.45	1.10	4.33	99
(.44)	12.51	4.30	19,939	.45	.70	3.67	32

(.21)	11.15	6.54	148	.90	15.27	1.11	29
(.59)	10.67	9.74	207	1.02	12.23	2.43	73
(.27)	10.28	4.84	710	.99	5.91	2.25	89
(.56)	10.07	(2.42)	674	1.30	4.37	1.62	81
(.61)	10.97	(6.80)	248	.86	1.53	3.81	99
(.37)	12.39	3.66	428	1.02	1.27	3.00	32

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	21

SSgA
Life Solutions Funds

Notes to Financial Statements — February 29, 2012 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 29, 2012. These financial statements report on three funds: the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each a “Fund” and collectively referred to as the “Funds.” Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (“the Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003 the Life Solutions Funds began offering Class R shares which may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company’s portfolios (the “Underlying Funds”) and exchange-traded funds (the “Underlying ETFs”) that are advised or sponsored by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”) or its affiliates. This arrangement is referred to as a “fund of funds.” The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
	Balanced	Growth	Income and
Asset Class/Underlying Fund	Fund	Fund	Growth Fund

Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities SPDR S&P Dividend ETF SPDR S&P MidCap 400 ETF SSgA Enhanced Small Cap Fund SSgA S&P 500 Index Fund Tuckerman Active REIT
International Equities SSgA Emerging Markets Fund SSgA International Stock Selection Fund

Bonds	20 - 60%	0 - 40%	40 - 80%
SPDR Barclays Capital Aggregate Bond ETF
SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SPDR Barclays Capital Short Term Corporate Bond ETF
SPDR Barclays Capital TIPS ETF
SSgA Bond Market Fund
SSgA High Yield Bond Fund

Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Prime Money Market Fund

*	International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds and Underlying ETFs. The Board has approved investment in all of the Underlying Funds and Underlying ETFs presented above. The investment objectives of the Underlying Funds and Underlying ETFs utilized by the Life Solutions Funds are listed below.

22	Notes to Financial Statements

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

SPDR Barclays Capital Aggregate Bond ETF

Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market.

SPDR Barclays Capital Intermediate Term Corporate Bond ETF

Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market.

SPDR Barclays Capital Short Term Corporate Bond ETF

Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.

SPDR Barclays Capital TIPS ETF

Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market.

SPDR S&P Dividend ETF

Seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments.

SPDR S&P MidCap 400 ETF

Seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P MidCap 400 Indextm.

SSgA Enhanced Small Cap Fund

Seeks to maximize total return through investment primarily in small capitalization equity securities.

SSgA S&P 500 Index Fund

Seeks to replicate the total return of the S&P 500 Index.

SSgA Emerging Markets Fund

Seeks to provide maximum total return, primarily through capital appreciation by investing primarily in securities of foreign issuers.

SSgA International Stock Selection Fund

Seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

Seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

SSgA High Yield Bond Fund

Seeks to maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.

SSgA Prime Money Market Fund

Seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

Notes to Financial Statements	23

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments in Underlying Funds are valued at the net asset value (“NAV”) per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange. Underlying ETFs are valued at the last sales price as of the close of the customary trading session on the exchange where the Underlying ETF is principally traded, or lacking any sales price on a particular day, the Underlying ETF may be valued at the closing bid price on that day.

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds and Underlying ETFs on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

24	Notes to Financial Statements

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Each Fund files a U.S. tax return. At February 29, 2012, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2008 through August 31, 2010, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following Funds had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At February 29, 2012, the capital loss carryforwards and expiration dates are as follows:

	Expiration Year
	8/31/2012	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Total
Life Solutions Balanced Fund	$609,595	$—	$—	$—	$—	$2,853,693	$3,807,786	$—	$7,271,074
Life Solutions Growth Fund	—	—	—	—	—	33,733	2,852,199	—	2,885,932
Life Solutions Income & Growth Fund	—	—	—	—	—	1,316,902	433,362	—	1,750,264

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 29, 2012, the Funds’ aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

			Life Solutions
	Life Solutions	Life Solutions	Income and
	Balanced Fund	Growth Fund	Growth Fund
Cost of Investments for Tax Purposes	$2,879,068	$1,817,596	$1,068,315

Gross Tax Unrealized Appreciation	238,924	396,962	108,553
Gross Tax Unrealized Depreciation	—	—	—

Net Unrealized Appreciation (Depreciation)	$238,924	$396,962	$108,553

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post-October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among the funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds and Underlying ETFs. Because the Underlying Funds and Underlying ETFs have varied expense and fee levels and the Funds may own different proportions of Underlying Funds and Underlying ETFs at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

Notes to Financial Statements	25

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

y

The Life Solutions Funds offer Institutional and Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended February 29, 2012, purchases and sales of the Underlying Funds and Underlying ETFs, excluding money market funds, aggregated to the following:

	Purchases	Sales
Life Solutions Balanced Fund	$1,142,651	$30,811,795
Life Solutions Growth Fund	381,290	459,994
Life Solutions Income and Growth Fund	324,280	321,810

4.	Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written investment advisory agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations.

The Funds are not charged a fee by the Advisor. However, each Fund pays advisory fees to the Advisor indirectly as a shareholder in the Underlying Funds and Underlying ETFs. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds and Underlying ETFs. Each Underlying Fund and Underlying ETF pays the Advisor a fee, calculated daily and paid monthly that on an annual basis is equal to a certain percentage of each Underlying Fund’s and Underlying ETF’s average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will reimburse for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class.

The Advisor has contractually agreed to reimburse the Institutional Class and Class R for all expenses of the Institutional Class in excess of 0.45% of average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the reimbursement for the Balanced Fund Institutional Class and Class R for the period ended February 29, 2012 was $71,703 and $4,915, respectively. The total amount of the reimbursement for the Growth Fund Institutional Class and Class R for the period ended February 29, 2012 was $69,480 and $9,441, respectively. The total amount of the reimbursement for the Income and Growth Fund Institutional Class and Class R for the period ended February 29, 2012 was $67,720 and $10,772, respectively.

The Advisor does not have the ability to recover amounts reimbursed from prior periods.

26	Notes to Financial Statements

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

The Investment Company also has a contract with State Street Bank and Trust Company (“State Street”) to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 29, 2012, $552 of the Central Fund’s net assets represents investments by these Funds, and $27,974,063 represents the investments of other Investment Company funds not presented herein.

Boston Financial Data Services (“BFDS”) a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

The Funds have entered into arrangements with State Street Corporation whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, the Funds’ custodian fees were not reduced under these arrangements.

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly-owned subsidiary of Russell Investment Management Company (“RIMCo”).

Distributor and Shareholder Servicing

The Investment Company has adopted a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

Institutional Class

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Institutional Class pays a maximum of 0.13%, based upon the average

Notes to Financial Statements	27

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 29, 2012, each Institutional Class paid the following shareholder servicing expenses to the Agents:

		High Net
	Global	Worth
	Markets	Services
Life Solutions Balanced Fund	$23	$525
Life Solutions Growth Fund	16	6
Life Solutions Income and Growth Fund	11	2

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of each class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuance.

Class R

The Investment Company has adopted a distribution plan for the Class R Shares pursuant to Rule 12b-1 (the “R Plan”) under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the Fund’s daily net asset value on an annual basis, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries.

The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class’ average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years as long as the R Plan is in effect.

Under the R Plan, the Funds have adopted a distribution agreement with the Distributor. For these services, Class R pays the Distributor up to 0.05% of the daily net asset value. For the period ended February 29, 2012, this amounted to:

Global Markets
Life Solutions Balanced Fund	$120
Life Solutions Growth Fund	62
Life Solutions Income and Growth Fund	37

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

28	Notes to Financial Statements

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 29, 2012 were as follows:

			Life Solutions
	Life Solutions	Life Solutions	Income and
	Balanced Fund	Growth Fund	Growth Fund
Fund accounting fees	$2,332	$2,342	$4,151
Shareholder servicing fees	1,317	838	287
Transfer agent fees	10,044	10,068	10,114

	$13,693	$13,248	$14,552

Transactions with Affiliated Companies

A company is an affiliate of the Fund within the meaning of the Investment Company Act of 1940 if, among other things, the Fund owns at least 5% of the voting securities of the company or if the Fund and the company are under common control. Each Underlying Fund and Underlying ETF is an affiliate of the Fund. Transactions with the Underlying Funds and Underlying ETFs during the period ended February 29, 2012 were as follows:

	Market	Purchases	Sales	Realized Gain	Income
	Value	Cost	Cost	(Loss)	Distributions
Life Solutions Balanced Fund
SPDR Barclays Capital Aggregate Bond ETF	$87,289	$—	$806,833	$74,894	$3,682
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	119,756	29,853	857,136	11,105	4,042
SSPDR S&P Dividend ETF	60,942	—	613,857	(21,258)	6,290
SPDR S&P MidCap 400 ETF Trust	202,544	—	2,010,871	(315,122)	4,086
SSgA Bond Market Fund	806,298	218,845	9,225,050	493,125	40,613
SSgA Emerging Markets Fund	68,113	194,262	164,468	(15,417)	499
SSgA Enhanced Small Capital Fund	92,408	63,848	506,506	123,083	255
SSgA High Yield Bond Fund	66,865	67,430	355,868	(17,868)	3,667
SSgA International Stock Selection Fund	251,160	55,805	1,816,281	413,164	7,964
SSgA Prime Money Market Fund	212	7,434	12,880	—	—
SSgA S&P 500 Index Fund	1,298,781	151,919	11,393,608	2,030,166	81,035
SSgA Tuckerman Active REIT Fund	63,525	360,689	301,561	(16,116)	219

	$3,117,893	$1,150,085	$28,064,919	$2,759,756	$152,352

Life Solutions Growth Fund
SPDR Barclays Capital Aggregate Bond ETF	$25,347	$—	$—	$70	$465
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	83,131	17,778	—	169	1,144
SPDR S&P Dividend ETF	44,169	—	9,097	733	913
SPDR S&P MidCap 400 ETF Trust	170,563	—	17,723	(1,708)	823
SSSgA Bond Market Fund	178,867	99,535	181,759	4,282	3,886
SSgA Emerging Markets Fund	45,204	42,007	—	—	310
SSgA Enhanced Small Capital Fund	98,158	41,548	17,234	7,483	440
SSgA High Yield Bond Fund	44,944	43,052	22,071	(1,006)	844
SSgA International Stock Selection Fund	286,957	49,601	32,680	5,704	9,626
SSgA Prime Money Market Fund	337	4,819	4,487	—	—
SSgA S&P 500 Index Fund	1,193,728	47,621	128,957	34,746	11,493
SSgA Tuckerman Active REIT Fund	43,154	40,148	—	—	148

	$2,214,559	$386,109	$414,008	$50,473	$30,092

Notes to Financial Statements	29

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

	Market	Purchases	Sales	Realized Gain	Income
	Value	Cost	Cost	(Loss)	Distributions
Life Solutions Income and Growth Fund
SPDR Barclays Capital Aggregate Bond ETF	$82,743	$5,496	$—	$215	$1,425
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	45,654	12,076	—	86	596
SSPDR S&P Dividend ETF	29,912	—	3,538	285	569
SPDR S&P MidCap 400 ETF Trust	48,859	—	1,772	(106)	228
SSgA Bond Market Fund	494,637	149,269	175,889	2,828	7,704
SSgA Emerging Markets Fund	23,950	23,640	1,511	33	142
SSgA Enhanced Small Capital Fund	23,111	22,573	7,967	2,209	12
SSgA High Yield Bond Fund	23,747	22,913	11,962	(622)	455
SSgA International Stock Selection Fund	35,448	17,423	10,703	3,439	842
SSgA Prime Money Market Fund	3	985	2,246	—	—
SSgA S&P 500 Index Fund	345,420	49,022	83,497	16,604	3,475
SSgA Tuckerman Active REIT Fund	23,383	21,868	—	—	68

	$1,176,867	$325,265	$299,085	$24,971	$15,516

5.	Fund Share Transactions

	(amounts in thousands)
	For the Periods Ended
	Shares	Dollars	Shares	Dollars
Life Solutions Balanced Fund	February 29, 2012		August 31, 2011
Institutional Class
Proceeds from shares sold	12	$118	526	$6,142
Proceeds from reinvestment of distributions	37	384	58	661
Payments for shares redeemed	(2,704)	(29,967)	(131)	(1,524)

	(2,655)	(29,465)	453	5,279

Class R
Proceeds from shares sold	7	73	8	98
Proceeds from reinvestment of distributions	7	70	1	8
Payments for shares redeemed	(2)	(14)	(27)	(309)

	12	129	(18)	(203)

Total net increase (decrease)	(2,643)	$(29,336)	435	$5,076

Life Solutions Growth Fund
Institutional Class
Proceeds from shares sold	9	$95	39	$436
Proceeds from reinvestment of distributions	4	40	8	93
Payments for shares redeemed	(16)	(173)	(342)	(3,877)

	(3)	(38)	(295)	(3,348)

Class R
Proceeds from shares sold	2	27	6	66
Proceeds from reinvestment of distributions	—	4	—	2
Payments for shares redeemed	(5)	(58)	(4)	(40)

	(3)	(27)	2	28

Total net increase (decrease)	(6)	$(65)	(293)	$(3,320)

30	Notes to Financial Statements

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

	(amounts in thousands)
	For the Periods Ended
	Shares	Dollars	Shares	Dollars
Life Solutions Income and Growth Fund	February 29, 2012		August 31, 2011
Institutional Class
Proceeds from shares sold	14	$146	30	$331
Proceeds from reinvestment of distributions	3	31	5	56
Payments for shares redeemed	(9)	(94)	(38)	(418)

	8	83	(3)	(31)

Class R
Proceeds from shares sold	3	26	11	112
Proceeds from reinvestment of distributions	—	3	3	34
Payments for shares redeemed	(9)	(93)	(63)	(674)

	(6)	(64)	(49)	(528)

Total net increase (decrease)	2	$19	(52)	$(559)

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended February 29, 2012, the Funds did not utilize the Interfund Lending Program.

7.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

8.	Subsequent Events

Management has evaluated events and transactions that may have occurred since February 29, 2012, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review, the following items were noted to require disclosure within the financial statements.

The Board has approved a Plan of Liquidation and Termination (the “Plan”) with respect to the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, pursuant to which each Fund is expected to be liquidated and terminated on or prior to May 15, 2012 (the “Liquidation Date”). During the period between the effective date of the Plan and the Liquidation Date, each Fund will engage in business and activities solely for the purposes of

Notes to Financial Statements	31

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

winding up its business and affairs and making a distribution of its assets to shareholders, and may not pursue or achieve its investment objective.

Each Fund ceased the sale of its shares to new investors at the close of business on February 3, 2012; however, shares of each Fund may continue to be offered through intermediaries that currently have relationships with the Funds and to current shareholders having accounts directly with the Funds. Effective upon the close of business on April 30, 2012, the Funds will no longer accept orders from existing shareholders to purchase additional shares. Current shareholders of the Funds may, consistent with the requirements set forth in the Prospectus, redeem or exchange their shares into shares of the same class of other SSgA Funds at any time prior to the Liquidation Date.

Prior to the Liquidation Date, each Fund will discontinue payments of any 12b-1 distribution fees.

At or immediately prior to the Liquidation Date, each Fund shall, if necessary, have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Fund all of the Fund’s investment company taxable income for taxable years ending at or prior to the Liquidation Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending at or prior to the Liquidation Date (after reduction for any capital loss carry-forward) and any additional amounts necessary to avoid any excise tax for such periods.

32	Notes to Financial Statements

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — February 29, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	33

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers —
February 29, 2012 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Number of
			Principal Occupation(s)	Portfolios
	Position(s) Held		During Past 5 Years; and	in Fund	Other
Name,	with SSgA Funds;	Term	Other Relevant	Complex	Directorships Held
Age,	Length of	of	Experience, Attributes	Overseen	by Trustee
Address	Time Served	Office	and Skills(1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Virginia Tech Foundation Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institute and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	None

34	Disclosure of Information about Fund Trustees and Officers

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Number of
			Principal Occupation(s)	Portfolios
	Position(s) Held		During Past 5 Years; and	in Fund	Other
Name,	with SSgA Funds;	Term	Other Relevant	Complex	Directorships Held
Age,	Length of	of	Experience, Attributes	Overseen	by Trustee
Address	Time Served	Office	and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	20	None

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm);	20	None
Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee
• 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm);
• 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc);
• January 2009 to Present, Independent Director, SSgA Fixed Income plc; and
• January 2009 to Present, Independent Director, SSgA Qualified Funds plc.

Disclosure of Information about Fund Trustees and Officers	35

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Number of
			Principal Occupation(s)	Portfolios
	Position(s) Held		During Past 5 Years; and	in Fund	Other
Name,	with SSgA Funds;	Term	Other Relevant	Complex	Directorships Held
Age,	Length of	of	Experience, Attributes	Overseen	by Trustee
Address	Time Served	Office	and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
• 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);
• 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation);
• September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care);
• 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and
• 2003 to 2009, Trustee, Gettysburg College.
				20	None

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

36	Disclosure of Information about Fund Trustees and Officers

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age,	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds, State Street Master Funds and State Street Institutional Investment Trust; President and Trustee, Select Sector SPDR Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
• Chief Operating Officer and Senior Managing Director, SSgA Funds Management, Inc. (investment advisor);
• March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and
• Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
• 2009 to Present Head of North America Operations, Global Operations, Russell Investments;
• 1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company and Russell Financial Services Company; and
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2012	Until successor is elected by Trustees
• 1999 to 2012 Assistant Secretary Russell Investment Company and Russell Investment Funds;
• Associate General Counsel, Russell Investments;
• Secretary, Russell Investment Management Company, Russell Fund Services Company and Russell Financial Services, Inc.; and
• Secretary and Chief Legal Officer, Russell Investment Company, Russell Investment Funds and Russell Exchange Traded Funds Trust.

Disclosure of Information about Fund Trustees and Officers	37

SSgA
Life Solutions Funds
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Shawn C.D. Johnson
William L. Marshall
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Officers
James E. Ross, President, Chief Executive Officers and Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting Officer
Ellen M. Needham, Vice President
Jacqueline Angell, Chief Compliance Officer
Mary Beth Rhoden, Secretary and Chief Legal Officer
Ross E. Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant Treasurer
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

38	Fund Management and Service Providers

LSSAR-02/12

INSTITUTIONAL MONEY MARKET FUNDS
U.S. Treasury Money Market Fund
Prime Money Market Fund

Semiannual Report
February 29, 2012

SSgA Funds
Institutional Money Market Funds
Semiannual Report
February 29, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

 This page has been intentionally left blank.

SSgA
U.S. Treasury Money Market Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual Funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,000.00	$1,024.66
Expenses Paid During Period*	$0.20	$0.20

*	Expenses are equal to the Fund’s annualized expense ratio of 0.04% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

U.S. Treasury Money Market Fund	3

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SSgA
U.S. Treasury Money Market Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	% (#)	Maturity	$

Treasury Debt - 65.8%
U.S. Treasury Bill	300,000	0.030	03/01/12	300,000
U.S. Treasury Bill	182,000	0.013	03/08/12	182,000
U.S. Treasury Bill	118,000	0.015	03/08/12	118,000
U.S. Treasury Bill	194,000	0.010	03/15/12	193,999
U.S. Treasury Bill	250,000	0.020	04/12/12	249,994
U.S. Treasury Bill	250,000	0.030	04/19/12	249,990
U.S. Treasury Bill	250,000	0.043	04/26/12	249,984
U.S. Treasury Bill	250,000	0.055	05/03/12	249,976
U.S. Treasury Bill	150,000	0.080	05/10/12	149,977
U.S. Treasury Bill	250,000	0.095	05/17/12	249,949
U.S. Treasury Bill	205,000	0.090	05/24/12	204,957
U.S. Treasury Bill	75,000	0.100	07/12/12	74,972
U.S. Treasury Bill	50,000	0.100	07/19/12	49,981
U.S. Treasury Bill	75,000	0.100	07/26/12	74,969
U.S. Treasury Bill	50,000	0.100	08/09/12	49,978
U.S. Treasury Bill	75,000	0.125	08/16/12	74,956
U.S. Treasury Bill	130,000	0.125	08/23/12	129,921
U.S. Treasury Note	106,000	0.015	03/15/12	106,055
U.S. Treasury Note	25,000	0.091	05/15/12	25,066
U.S. Treasury Note	75,000	0.157	08/15/12	76,450

Total Treasury Debt (amortized cost $3,061,174)				3,061,174

Total Investments - 65.8% (amortized cost $3,061,174)				3,061,174

Repurchase Agreements - 28.3%

Treasury Repurchase Agreement - 28.3%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $192,141 dated February 29, 2012 at 0.190% to be repurchased at $192,142 on March 1, 2012, collateralized by: $141,851 par various United States Treasury Obligations valued at $195,984				192,141
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated February 28, 2012 at 0.110% to be repurchased at $250,005 on March 6, 2012, collateralized by: $214,499 par various United States Treasury Obligations valued at $255,000				250,000
Agreement with Credit Suisse Securities, LLC and JPMorgan Chase & Co. (Tri-Party) of $150,000 dated February 29, 2012 at 0.150% to be repurchased at $150,001 on March 1, 2012, collateralized by: $118,043 par various United States Treasury Obligations valued at $153,003				150,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 29, 2012 at 0.170% to be repurchased at $150,001 on March 1, 2012, collateralized by: $152,914 par various United States Treasury Obligations valued at $153,000				150,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $50,000 dated February 23, 2012 at 0.080% to be repurchased at $50,001 on March 1, 2012, collateralized by: $38,353 par various United States Treasury Obligations valued at $51,000				50,000

U.S. Treasury Money Market Fund	5

SSgA
U.S. Treasury Money Market Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with HSBC Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $150,000 dated February 29, 2012 at 0.160% to be repurchased at $150,001 on March 1, 2012, collateralized by: $144,410 par various United States Treasury Obligations valued at $153,002	150,000
Agreement with HSBC Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $50,000 dated February 29, 2012 at 0.120% to be repurchased at $50,000 on March 1, 2012, collateralized by: $50,620 par various United States Treasury Obligations valued at $51,004	50,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $25,000 dated February 29, 2012 at 0.170% to be repurchased at $25,000 on March 1, 2012, collateralized by: $25,516 par various United States Treasury Obligations valued at $25,500	25,000
Agreement with UBS AG and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated February 23, 2012 at 0.080% to be repurchased at $250,004 on March 1, 2012, collateralized by: $234,588 par various United States Treasury Obligations valued at $255,000	250,000
Agreement with UBS AG and The Bank of New York Mellon Corp. (Tri-Party) of $50,000 dated February 29, 2012 at 0.160% to be repurchased at $50,000 on March 1, 2012, collateralized by: $50,303 par various United States Treasury Obligations valued at $51,000	50,000

Total Treasury Repurchase Agreement (identified cost $1,317,141)	1,317,141

Total Repurchase Agreements (identified cost $1,317,141)	1,317,141

Total Investments and Repurchase Agreements - 94.1%* (cost $4,378,315) (†)	4,378,315

Other Assets and Liabilities, Net - 5.9%	272,191

Net Assets - 100.0%	4,650,506

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

% of
Net
Categories	Assets
Treasury Debt	65.8
Repurchase Agreements	28.3

Total Investments	94.1
Other Assets and Liabilities, Net	5.9

100.0

See accompanying notes which are an integral part of the financial statements.

6	U.S. Treasury Money Market Fund

SSgA
Prime Money Market Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,000.40	$1,023.87
Expenses Paid During Period*	$0.99	$1.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Prime Money Market Fund	7

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SSgA
Prime Money Market Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Asset Backed Commercial Paper - 5.6%
Aspen Funding Corp. (λ)	50,000	0.396	04/05/12	49,981
Kells Funding LLC (λ)	150,000	0.530	03/07/12	149,987
Kells Funding LLC (λ)	100,000	0.497	03/08/12	99,991
Kells Funding LLC (λ)	100,000	0.420	03/14/12	99,985
Kells Funding LLC (λ)	75,000	0.416	05/08/12	74,942
Solitaire Funding LLC (λ)	100,000	0.370	03/05/12	99,996
Solitaire Funding LLC (λ)	35,000	0.335	03/19/12	34,994
Solitaire Funding LLC (λ)	40,000	0.420	05/08/12	39,969

Total Asset Backed Commercial Paper (amortized cost $649,845)				649,845

Certificate of Deposit - 40.8%
Bank of Montreal (next reset date 04/10/12) (Ê)	50,000	0.632	12/05/12	50,000
Bank of Nova Scotia (Ê)	50,000	0.280	04/04/12	50,000
Bank of Nova Scotia	30,000	0.270	04/05/12	30,000
Bank of Nova Scotia (next reset date 05/16/12) (Ê)	45,000	0.647	09/14/12	45,000
Bank of Tokyo - Mitsubishi	300,000	0.180	03/07/12	300,000
Bank of Tokyo - Mitsubishi	75,000	0.170	03/26/12	75,000
Barclays Bank	200,000	0.520	05/04/12	200,000
Barclays Bank	250,000	0.440	05/25/12	250,000
Credit Suisse	50,000	0.560	04/04/12	50,000
Credit Suisse	50,000	0.400	04/13/12	50,000
Deutsche Bank AG (next reset date 03/05/12) (Ê)	75,000	0.462	04/03/12	75,000
Deutsche Bank AG	150,000	0.310	04/23/12	150,000
Deutsche Bank AG	150,000	0.370	05/23/12	150,000
DnB Bank ASA	47,000	0.400	04/13/12	47,000
ING Bank NV	200,000	0.450	03/12/12	200,000
ING Bank NV	100,000	0.520	04/02/12	100,000
ING Bank NV	150,000	0.510	06/01/12	150,000
Lloyds TSB Bank	175,000	0.390	03/12/12	175,000
Lloyds TSB Bank	125,000	0.390	03/13/12	125,000
Lloyds TSB Bank	100,000	0.370	03/26/12	100,000
National Australia Bank Ltd.	150,000	0.355	03/23/12	150,000
National Australia Bank Ltd. (next reset date 03/09/12) (Ê)	200,000	0.337	06/07/12	200,000
National Bank of Canada (next reset date 03/27/12) (Ê)	25,000	0.364	07/25/12	25,000
Nordea Bank AB	25,000	0.250	03/05/12	25,000
Nordea Bank AB	100,000	0.420	04/09/12	100,000
Nordea Bank AB	100,000	0.390	04/11/12	100,000
Rabobank Nederland NV (next reset date 03/02/12) (Ê)	125,000	0.364	04/02/12	125,000
Rabobank Nederland NV (Ê)	50,000	0.520	04/03/12	50,000
Rabobank Nederland NV (next reset date 03/14/12) (Ê)	46,000	0.310	05/14/12	46,000
Rabobank Nederland NV (next reset date 03/14/12) (Ê)	46,000	0.320	05/14/12	46,000
Royal Bank of Scotland	32,000	0.390	03/26/12	32,000
Royal Bank of Scotland	32,000	0.460	04/16/12	32,000
Royal Bank of Scotland	31,000	0.500	04/23/12	31,000
Royal Bank of Scotland	32,000	0.520	05/01/12	32,000
Royal Bank of Scotland	91,000	0.510	05/14/12	91,000
Skandinaviska Enskilda Banken AB	145,000	0.470	03/06/12	145,000
Skandinaviska Enskilda Banken AB	110,000	0.470	03/09/12	110,000
Skandinaviska Enskilda Banken AB	125,000	0.570	05/01/12	125,000

Prime Money Market Fund	9

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
Standard Chartered Bank	150,000	0.540	04/16/12	150,000
Sumitomo Mitsui Banking Corp.	150,000	0.180	03/07/12	150,000
Sumitomo Mitsui Banking Corp.	75,000	0.170	03/26/12	75,000
Svenska Handelsbanken AB	27,000	0.220	03/05/12	27,000
Svenska Handelsbanken AB	50,000	0.210	03/13/12	50,000
Swedbank AB	120,000	0.500	05/07/12	120,000
UBS AG	125,000	0.380	03/12/12	125,000
UBS AG (next reset date 03/27/12) (Ê)	130,000	0.744	07/27/12	130,000
UBS AG (next reset date 04/30/12) (Ê)	130,000	0.811	07/30/12	130,000

Total Certificate of Deposit (amortized cost $4,794,000)				4,794,000

Financial Company Commercial Paper - 8.0%
Australia & New Zealand Banking Group Ltd. (next reset date 03/07/12) (Ê)(λ)	38,000	0.533	06/07/12	38,000
Australia & New Zealand Banking Group Ltd. (next reset date 03/08/12) (Ê)(λ)	29,000	0.540	06/08/12	29,000
DnB Bank ASA (λ)	38,000	0.406	04/18/12	37,980
DnB Bank ASA (next reset date 04/30/12) (Ê)(λ)	73,000	0.621	07/31/12	73,000
General Electric Capital Corp.	150,000	0.280	04/05/12	149,959
General Electric Co.	97,000	0.150	03/27/12	96,990
HSBC Bank PLC (next reset date 03/02/12) (Ê)(λ)	40,000	0.374	08/02/12	40,000
Mitsubishi UFJ Trust & Banking Corp. (λ)	125,000	0.192	03/19/12	124,988
NRW Bank (λ)	125,000	0.243	03/12/12	124,991
Sumitomo Mitsui Banking Corp. (λ)	150,000	0.180	03/06/12	149,996
Toyota Motor Credit Corp.	75,000	0.250	05/15/12	74,961

Total Financial Company Commercial Paper (amortized cost $939,865)				939,865

Other Note - 7.3%
Commonwealth Bank of Australia (next reset date 04/27/12) (Ê)(λ)	49,000	0.706	11/26/12	49,000
Nordea Bank AB (next reset date 05/18/12) (Ê)(λ)	165,000	0.663	11/16/12	165,000
Rabobank Nederland NV (next reset date 05/16/12) (Ê)(λ)	107,000	0.637	12/14/12	107,000
Royal Bank of Canada	250,000	0.090	03/01/12	250,000
Svenska Handelsbanken AB (Ê)(λ)	35,000	0.690	05/08/12	35,000
Svenska Handelsbanken AB (Ê)(λ)	200,000	0.595	05/16/12	200,000
Westpac Banking Corp. (next reset date 04/30/12) (Ê)	55,000	0.703	11/27/12	55,000

Total Other Note (amortized cost $861,000)				861,000

Total Investments - 61.7% (amortized cost $7,244,710)				7,244,710

10	Prime Money Market Fund

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
Value
$

Repurchase Agreements - 38.3%

Government Agency Repurchase Agreement - 24.7%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $450,000 dated February 29, 2012 at 0.210% to be repurchased at $450,003 on March 1, 2012, collateralized by: $574,041 par various United States Government Agency Mortgage Obligations valued at $459,000	450,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $450,000 dated February 29, 2012 at 0.190% to be repurchased at $450,002 on March 1, 2012, collateralized by: $639,560 par various United States Government Agency Mortgage Obligations valued at $459,000	450,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated February 28, 2012 at 0.140% to be repurchased at $250,007 on March 6, 2012, collateralized by: $417,795 par various United States Government Agency Mortgage Obligations valued at $255,034	250,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $350,000 dated February 29, 2012 at 0.200% to be repurchased at $350,002 on March 1, 2012, collateralized by: $1,009,401 par various United States Government Agency Mortgage Obligations valued at $357,000	350,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated February 27, 2012 at 0.150% to be repurchased at $100,003 on March 5, 2012, collateralized by: $148,870 par various United States Government Agency Mortgage Obligations valued at $102,000	100,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $400,000 dated February 29, 2012 at 0.190% to be repurchased at $400,002 on March 1, 2012, collateralized by: $607,878 par various United States Government Agency Mortgage Obligations valued at $408,000	400,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $450,000 dated February 29, 2012 at 0.200% to be repurchased at $450,003 on March 1, 2012, collateralized by: $450,606 par various United States Government Agency Mortgage Obligations valued at $459,000	450,000
Agreement with UBS AG and The Bank of New York Mellon Corp. (Tri-Party) of $450,000 dated February 29, 2012 at 0.200% to be repurchased at $450,000 on March 1, 2012, collateralized by: $472,920 par various United States Government Agency Mortgage Obligations valued at $459,000	450,000

Total Government Agency Repurchase Agreement (identified cost $2,900,000)	2,900,000

Prime Money Market Fund	11

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
Value
$

Other Repurchase Agreement - 2.5%
Agreement with Credit Suisse Securities, LLC and JPMorgan Chase & Co. (Tri-Party) of $300,000 dated February 29, 2012 at 0.250% to be repurchased at $300,000 on March 1, 2012, collateralized by: $324,012 par various common stock valued at $306,000	300,000

Total Other Repurchase Agreement (identified cost $300,000)	300,000

Treasury Repurchase Agreement - 11.1%
Agreement with Credit Suisse Securities, LLC and JPMorgan Chase & Co. (Tri-Party) of $450,000 dated February 29, 2012 at 0.150% to be repurchased at $450,002 on March 1, 2012, collateralized by: $443,911 par various United States Treasury Obligations valued at $459,000	450,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated February 29, 2012 at 0.170% to be repurchased at $100,000 on March 1, 2012, collateralized by: $101,289 par various United States Treasury Obligations valued at $102,000	100,000
Agreement with HSBC Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $250,000 dated February 29, 2012 at 0.120% to be repurchased at $250,001 on March 1, 2012, collateralized by: $241,987 par various United States Treasury Obligations valued at $255,005	250,000
Agreement with HSBC Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $450,000 dated February 29, 2012 at 0.130% to be repurchased at $450,002 on March 1, 2012, collateralized by: $484,917 par various United States Treasury Obligations valued at $459,000	450,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $50,000 dated February 29, 2012 at 0.170% to be repurchased at $50,000 on March 1, 2012, collateralized by: $48,229 par various United States Treasury Obligations valued at $51,000	50,000

Total Treasury Repurchase Agreement (identified cost $1,300,000)	1,300,000

Total Repurchase Agreements (identified cost $4,500,000)	4,500,000

Total Investments and Repurchase Agreements - 100.0%* (cost $11,744,710) (†)	11,744,710

Other Assets and Liabilities, Net - 0.0%	2,396

Net Assets - 100.0%	11,747,106

See accompanying notes which are an integral part of the financial statements.

12	Prime Money Market Fund

SSgA
Prime Money Market Fund

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

% of
Net
Categories	Assets
Asset Backed Commercial Paper	5.6
Certificate of Deposit	40.8
Financial Company Commercial Paper	8.0
Other Note	7.3
Repurchase Agreements	38.3

Total Investments	100.0
Other Assets and Liabilities, Net	— **

100.0

**	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund	13

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments — February 29, 2012 (Unaudited)

Footnotes

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(†)	The identified cost for Federal income tax purposes.
(λ)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.

14	Notes to Schedules of Investments

SSgA
Institutional Money Market Funds

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	U.S. Treasury	Prime Money
Amounts in thousands	Money Market Fund	Market Fund

Assets
Investments, at identified cost	$3,061,174	$7,244,710

Investments, at market	3,061,174	7,244,710
Repurchase agreements at cost which approximates value	1,317,141	4,500,000
Cash	271,482	3,391
Receivables:
Dividends and interest	918	2,110
From affiliates	365	—
Prepaid expenses	59	170

Total assets	4,651,139	11,750,381

Liabilities
Payables:
Accrued fees to affiliates	591	2,138
Other accrued expenses	42	114
Income distribution	—	1,023

Total liabilities	633	3,275

Net Assets	$4,650,506	$11,747,106

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$23	$88
Accumulated net realized gain (loss)	22	86
Shares of beneficial interest	4,651	11,747
Additional paid-in capital	4,645,810	11,735,185

Net Assets	$4,650,506	$11,747,106

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$1.00	$1.00
Net assets	$4,650,505,700	$11,747,105,999
Shares outstanding ($.001 par value)	4,650,542,227	11,746,994,332

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	15

SSgA
Institutional Money Market Funds

Statements of Operations — For the Period Ended February 29, 2012 (Unaudited)

	U.S. Treasury	Prime Money
Amounts in thousands	Money Market Fund	Market Fund

Investment Income
Interest	$1,023	$13,053

Total investment income	1,023	13,053

Expenses
Advisory fees	3,429	7,055
Administrative fees	703	1,469
Custodian fees	301	653
Distribution fees	388	1,207
Transfer agent fees	23	38
Professional fees	46	90
Registration fees	22	32
Shareholder servicing fees	652	1,457
Trustees’ fees	77	173
Insurance fees	44	110
Printing fees	13	32
Miscellaneous	29	47

Expenses before reductions	5,727	12,363
Expense reductions	(4,704)	(2,976)

Net expenses	1,023	9,387

Net investment income (loss)	—	3,666

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	1	36

Net Increase (Decrease) in Net Assets from Operations	$1	$3,702

See accompanying notes which are an integral part of the financial statements.

16	Statements of Operations

SSgA
Institutional Money Market Funds

Statements of Changes in Net Assets — For the Periods Ended

	U.S. Treasury		Prime Money
	Money Market Fund		Market Fund
	Period Ended		Period Ended
	February 29, 2012	Fiscal Year Ended	February 29, 2012	Fiscal Year Ended
Amounts in thousands	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$—	$20	$3,666	$13,491
Net realized gain (loss)	1	21	36	50

Net increase (decrease) in net assets from operations	1	41	3,702	13,541

Distributions
From net investment income	—	(20)	(3,666)	(13,491)
From net realized gain	—	(9)	—	—

Net decrease in net assets from distributions	—	(29)	(3,666)	(13,491)

Share Transactions
Net increase (decrease) in net assets from share transactions	240,339	195,070	1,812,309	(2,108,620)

Total Net Increase (Decrease) in Net Assets	240,340	195,082	1,812,345	(2,108,570)

Net Assets
Beginning of period	4,410,166	4,215,084	9,934,761	12,043,331

End of period	$4,650,506	$4,410,166	$11,747,106	$9,934,761

Undistributed (overdistributed) net investment income included in net assets	$23	$23	$88	$88

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	17

SSgA
Institutional Money Market Funds

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$	$	$		$	$	$
	Net Asset Value,	Net	Net Realized		Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized		Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)		Operations	Investment Income	Realized Gain
U.S. Treasury Money Market Fund

February 29, 2012 (1)	1.0000	—	—		—	—	—
August 31, 2011	1.0000	— (b)	—	(b)	— (b)	— (b)	—	(b)
August 31, 2010	1.0000	— (b)	—	(b)	— (b)	— (b)	—
August 31, 2009	1.0000	.0011	.0001		.0012	(.0007)	(.0005)
August 31, 2008	1.0000	.0249	.0027		.0276	(.0276)	—
August 31, 2007	1.0000	.0501	—	(b)	.0501	(.0501)	—

Prime Money Market Fund

February 29, 2012 (1)	1.0000	.0004	—	(b)	.0004	(.0004)	—
August 31, 2011	1.0000	.0012	—	(b)	.0012	(.0012)	—
August 31, 2010	1.0000	.0013	—	(b)	.0013	(.0013)	—	(b)
August 31, 2009	1.0000	.0094	.0010		.0104	(.0104)	—	(b)
August 31, 2008	1.0000	.0376	(.0005)		.0371	(.0371)	—
August 31, 2007	1.0000	.0517	—	(b)	.0517	(.0517)	—	(b)

(1)	For the six months ended February 29, 2012 (unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Less than $.0001 per share.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(d)	Includes expenses related to the U.S. Treasury Guarantee Program.
(e)	Less than .005% of average net assets.

See accompanying notes which are an integral part of the financial statements.

18	Financial Highlights

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average
Distributions	Period	Return	(000)	Net(c)	Gross	Net Assets(c)

—	1.0000	—	4,650,506	.04	.25	—
— (b)	1.0000	— (f)	4,410,166	.11	.25	— (e)
— (b)	1.0000	— (f)	4,215,084	.13	.25	— (e)
(.0012)	1.0000	.12	4,120,408	.16	.25	.11
(.0276)	1.0000	2.80	4,769,072	.19	.24	2.49
(.0501)	1.0000	5.13	2,360,963	.20	.31	4.97

(.0004)	1.0000	.04	11,747,106	.20	.26	.08
(.0012)	1.0000	.12	9,934,761	.20	.25	.12
(.0013)	1.0000	.13	12,043,331	.20	.26	.13
(.0104)	1.0000	1.04	18,404,141	.23 (d)	.28	.94
(.0371)	1.0000	3.77	14,717,852	.19	.24	3.76
(.0517)	1.0000	5.29	14,476,438	.20	.26	5.17

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	19

SSgA
Institutional Money Market Funds

Notes to Financial Statements — February 29, 2012 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 29, 2012. These financial statements report on two funds: the SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

20	Notes to Financial Statements

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 29, 2012, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2008 through August 31, 2010, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At February 29, 2012, the Funds had no net tax basis capital loss carryforwards.

Notes to Financial Statements	21

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and U.S. GAAP.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to capital loss carryforwards. For the period ended February 29, 2012, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to an Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.15% of its daily average net assets.

The Advisor has contractually agreed to waive 0.05% of its 0.15% advisory fee on the U.S. Treasury Money Market Fund until December 31, 2012. The Advisor also contractually agreed to waive up to the full amount of the U.S. Treasury Money Market Fund’s advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring fees, extraordinary expenses and acquired fund fees). The total amounts of the waiver and reimbursement for the period ended February 29, 2012 were $1,143,002 and $0, respectively.

22	Notes to Financial Statements

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

The Advisor has contractually agreed to waive 0.05% of its 0.15% advisory fee on the Prime Money Market Fund until December 31, 2012. The Advisor also contractually agreed to waive up to the full amount of the Prime Money Market Fund’s advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring fees, extraordinary expenses and acquired fund fees). The total amounts of the waiver and reimbursement for the period ended February 29, 2012 were $2,381,066 and $595,346, respectively.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Advisor may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended February 29, 2012, the U.S. Treasury Money Market fund waived $3,560,954. There is no guarantee that the Funds will be able to avoid a negative yield.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”). As of February 29, 2012, $27,974,615 represents the investments of other Investment Company Funds not presented herein.

Boston Financial Data Services (“BFDS”) a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the period ended February 29, 2012, the Funds’ custodian fees were not reduced by under the arrangements.

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly-owned subsidiary of Russell Investment Management Company (“RIMCo”). The annual fee is based on the following percentages of the average daily net assets of the Investment Company’s money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the “Distributor”), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder servicing agreement with State Street and Wealth Management Systems, an entity related to State Street. For these services, each Fund pays a maximum of 0.025% to State Street and 0.05% to Wealth Management Systems,

Notes to Financial Statements	23

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

based on the average daily value of all Fund shares held. For the period ended February 29, 2012, the Funds paid the following shareholder servicing expenses to affiliated service the Agents:

		Wealth
		Management
	State Street	Systems
U.S. Treasury Money Market Fund	$571,271	$80,861
Prime Money Market Fund	1,087,835	352,739

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Funds’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuance.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 29, 2012 were as follows:

	U.S. Treasury
	Money	Prime Money
	Market Fund	Market Fund
Advisory fees	$229,929	$766,073
Administration fees	114,469	240,370
Custodian Fees	27,390	165,561
Distribution fees	12,932	369,065
Shareholder servicing fees	165,062	465,052
Transfer agent fees	5,565	14,804
Trustee fees	35,275	117,204

	$590,622	$2,138,129

24	Notes to Financial Statements

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

4.	Fund Share Transactions (On Constant Dollar Basis)

	(amounts in thousands)
	For the Periods Ended
		August 31,
	February 29, 2012	2011
	On a Constant	On a Constant
	Dollar Basis	Dollar Basis
U.S. Treasury Money Market Fund
Proceeds from shares sold	$25,414,267	$58,075,390
Proceeds from reinvestment of distributions	11	25
Payments for shares redeemed	(25,173,939)	(57,880,345)

Total net increase (decrease)	$240,339	$195,070

Prime Money Market Fund
Proceeds from shares sold	$52,635,825	$124,061,965
Proceeds from reinvestment of distributions	2,850	13,859
Payments for shares redeemed	(50,826,366)	(126,184,444)

Total net increase (decrease)	$1,812,309	$(2,108,620)

5.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended February 29, 2012, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

6.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which a Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates its value as recorded in the Fund’s Statements of Assets and Liabilities.

7.	Subsequent Events

Management has evaluated events and transactions that may have occurred since February 29, 2012, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered which would require disclosure within the financial statements.

Notes to Financial Statements	25

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — February 29, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

26	Shareholder Requests for Additional Information

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 29, 2012 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

				Number of
				Portfolios
	Position(s) Held		Principal Occupation(s)	in Fund	Other
Name,	with SSgA Funds;	Term	During Past 5 Years; and	Complex	Directorships Held
Age,	Length of	of	Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills (1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Virginia Tech Foundation Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institute and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	None

William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	20	None

Disclosure of Information about Fund Trustees and Officers	27

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Number of
Portfolios
	Position(s) Held		Principal Occupation(s)	in Fund	Other
Name,	with SSgA Funds;	Term	During Past 5 Years; and	Complex	Directorships Held
Age,	Length of	of	Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills (1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
• 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);
• 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation);
• September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care);
• 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and
• 2003 to 2009, Trustee, Gettysburg College.
				20	None

28	Disclosure of Information about Fund Trustees and Officers

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Number of
Portfolios
	Position(s) Held		Principal Occupation(s)	in Fund	Other
Name,	with SSgA Funds;	Term	During Past 5 Years; and	Complex	Directorships Held
Age,	Length of	of	Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills (1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

Disclosure of Information about Fund Trustees and Officers	29

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age, and	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds, State Street Master Funds and State Street Institutional Investment Trust; President and Trustee, Select Sector SPDR Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
• Chief Operating Officer and Senior Managing Director, SSgA Funds Management, Inc. (investment advisor);
• March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and
• Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
• 2009 to Present Head of North America Operations, Global Operations, Russell Investments;
• 1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company and Russell Financial Services Company; and
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2012	Until successor is elected by Trustees
• 1999 to 2012 Assistant Secretary Russell Investment Company and Russell Investment Funds; • Associate General Counsel, Russell Investments;
• Secretary, Russell Investment Management Company, Russell Fund Services Company and Russell Financial Services, Inc.; and
• Secretary and Chief Legal Officer, Russell Investment Company, Russell Investment Funds and Russell Exchange Traded Funds Trust.

30	Disclosure of Information about Fund Trustees and Officers

SSgA
Institutional Money Market Funds
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Shawn C.D. Johnson
William L. Marshall
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Officers
James E. Ross, President, Chief Executive Offices and Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting Officer
Ellen M. Needham, Vice President
Jacqueline Angell, Chief Compliance Officer
Mary Beth Rhoden, Secretary and Chief Legal Officer
Ross E. Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant Treasurer
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	31

IMMSAR-02/12

FIXED INCOME FUNDS
Bond Market Fund
Bond Market Fund – Class R
Intermediate Fund
High Yield Bond Fund

Semiannual Report
February 29, 2012

SSgA Funds
Fixed Income Funds
Semi-annual Report
February 29, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 This page has been intentionally left blank.

SSgA
Bond Market Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,027.26	$1,022.38
Expenses Paid During Period*	$2.52	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Class R	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,019.07	$1,019.89
Expenses Paid During Period*	$5.02	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Bond Market Fund	3

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SSgA
Bond Market Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 98.7%

Asset-Backed Securities - 0.3%
Chase Issuance Trust
Series 2007-A17 Class A
5.120% due 10/15/14	100	103

Corporate Bonds and Notes - 21.2%
Alabama Power Co.
5.700% due 02/15/33	50	61
Altria Group, Inc.
9.950% due 11/10/38	75	117
American Honda Finance Corp.
1.450% due 02/27/15 (λ)	125	125
Ball Corp.
5.000% due 03/15/22	55	56
Bank of America Corp.
5.875% due 02/07/42	75	75
Baxter International, Inc.
1.800% due 03/15/13	125	127
Broadcom Corp.
1.500% due 11/01/13	250	253
Burlington Northern Santa Fe LLC
4.950% due 09/15/41	110	120
CenturyLink, Inc.
6.450% due 06/15/21	125	132
Citigroup, Inc.
4.750% due 05/19/15	225	239
5.875% due 01/30/42	50	53
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/13	75	81
Comcast Corp.
6.400% due 03/01/40	150	192
CSX Corp.
4.750% due 05/30/42	40	42
Daimler Finance NA LLC
2.950% due 01/11/17 (λ)	125	129
8.500% due 01/18/31	125	186
Digital Realty Trust, LP
4.500% due 07/15/15	175	183
Discover Bank
Series BKNT
8.700% due 11/18/19	250	301
Duke Energy Carolinas LLC
4.250% due 12/15/41	125	132
eBay, Inc.
0.875% due 10/15/13	165	166
Ecolab, Inc.
4.350% due 12/08/21	125	137
Ford Motor Credit Co. LLC
3.875% due 01/15/15	250	256
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21	75	75
Hess Corp.
7.300% due 08/15/31	25	33
Hewlett-Packard Co.
1.250% due 09/13/13	25	25
1.550% due 05/30/14	25	25
HSBC Bank USA NA
Series BKNT
5.625% due 08/15/35	75	75
International Paper Co.
6.000% due 11/15/41	50	58
Interpublic Group of Cos., Inc. (The)
4.000% due 03/15/22	70	70
JPMorgan Chase & Co.
5.600% due 07/15/41	175	195
Kraft Foods, Inc.
5.250% due 10/01/13	125	133
Lubrizol Corp.
6.500% due 10/01/34	25	32
Macy’s Retail Holdings, Inc.
5.900% due 12/01/16	250	288
3.875% due 01/15/22	70	72
Merrill Lynch & Co., Inc.
6.875% due 04/25/18	100	109
Morgan Stanley
3.800% due 04/29/16	125	122
5.750% due 01/25/21	125	124
News America, Inc.
Series WI
6.150% due 02/15/41	125	149
Oglethorpe Power Corp.
5.250% due 09/01/50	100	112
Philip Morris International, Inc.
4.875% due 05/16/13	125	132
Plum Creek Timberlands, LP
5.875% due 11/15/15	50	55
PPG Industries, Inc.
5.500% due 11/15/40	125	144
Procter & Gamble - Esop
Series A
9.360% due 01/01/21	19	25
Range Resources Corp.
5.000% due 08/15/22	40	40
Rayonier, Inc.
3.750% due 04/01/22	250	249
SABMiller Holdings, Inc.
4.950% due 01/15/42 (λ)	165	177
SLM Corp.
6.000% due 01/25/17	75	77

Bond Market Fund	5

SSgA
Bond Market Fund

Schedule of Investments, continued — February 29, 2012

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Southern Power Co.
5.150% due 09/15/41	150	162
Spectra Energy Capital LLC
5.650% due 03/01/20	125	143
Thermo Fisher Scientific, Inc.
3.600% due 08/15/21	250	267
UR Financing Escrow Corp.
5.750% due 07/15/18 (λ)	125	128
Verizon Communications, Inc.
3.500% due 11/01/21	250	262
Verizon New York, Inc.
Series B
7.375% due 04/01/32	100	119
Videotron Ltee
5.000% due 07/15/22 (λ)	50	50
Virginia Electric and Power Co.
Series A
4.750% due 03/01/13	125	130
Wells Fargo & Co.
2.625% due 12/15/16	175	180

		7,200

International Debt - 7.7%
America Movil SAB de CV
2.375% due 09/08/16	250	255
Anglo American Capital PLC
2.150% due 09/27/13 (λ)	250	249
Barclays Bank PLC
2.750% due 02/23/15	125	126
BHP Billiton Finance USA, Ltd.
4.800% due 04/15/13	25	26
BP Capital Markets PLC
3.561% due 11/01/21	125	133
Brazilian Government International Bond
Series A
8.000% due 01/15/18	33	40
Canadian Pacific Railway Co.
9.450% due 08/01/21	40	54
Covidien International Finance SA
4.200% due 06/15/20	250	276
European Investment Bank
5.125% due 09/13/16	150	174
ING Bank NV
Zero coupon due 03/07/17 (λ)	250	249
QBE Capital Funding III, Ltd.
7.250% due 05/24/41 (λ)	250	228
Royal Bank of Scotland PLC (The)
3.250% due 01/11/14	125	125
Santander US Debt SA Unipersonal
2.991% due 10/07/13 (λ)	100	99
Talisman Energy, Inc.
5.850% due 02/01/37	25	27
Telefonica Emisiones SAU
3.992% due 02/16/16	100	101
TransCanada PipeLines, Ltd.
4.000% due 06/15/13	125	130
Tyco Electronics Group SA
1.600% due 02/03/15	125	125
Vale Overseas, Ltd.
6.250% due 01/23/17	50	58
Virgin Media Finance PLC
5.250% due 02/15/22	145	148

		2,623

Mortgage-Backed Securities - 39.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-2 Class A4
5.061% due 03/11/41	250	262
Citigroup Commercial Mortgage Trust
Series 2004-C2 Class A4
4.623% due 10/15/41	290	293
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class AAB
5.815% due 06/15/38	203	217
Fannie Mae
6.000% due 2013	49	52
5.500% due 2014	1	1
6.500% due 2014	62	64
7.500% due 2015	7	8
6.500% due 2016	11	11
5.000% due 2018	242	262
5.500% due 2018	113	123
5.500% due 2019	54	58
4.500% due 2022	276	295
4.500% due 2023	3	4
8.000% due 2023	—	— ±
4.000% due 2025	467	501
9.000% due 2025	170	207
9.000% due 2026	1	2
7.500% due 2027	37	43
6.000% due 2028	7	8
6.000% due 2029	2	2
7.000% due 2029	3	3
6.000% due 2030	3	3
7.500% due 2030	1	2
4.500% due 2033	376	402
6.000% due 2033	123	138
5.500% due 2034	497	543
5.000% due 2035	360	389

6	Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — February 29, 2012

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
2.485% due 2036 (Ê)	600	637
6.000% due 2038	367	404
4.500% due 2039	616	657
4.000% due 2040	558	588
4.500% due 2040	866	924
30 Year TBA(Ï)
4.000%	575	605
Freddie Mac
6.000% due 2016	28	30
7.000% due 2016	45	48
4.500% due 2019	160	171
4.500% due 2023	45	49
8.500% due 2025	1	— ±
7.000% due 2030	1	2
6.000% due 2033	44	49
5.000% due 2035	1,016	1,097
5.500% due 2038	786	861
4.500% due 2039	176	187
Ginnie Mae I
10.000% due 2013	1	1
7.500% due 2022	—	1
7.000% due 2023	43	49
7.500% due 2023	—	— ±
6.500% due 2024	1	2
7.500% due 2024	27	32
8.500% due 2025	5	5
6.500% due 2028	8	9
7.000% due 2028	10	12
7.500% due 2028	13	14
8.500% due 2028	10	11
7.500% due 2029	1	1
8.000% due 2029	6	6
7.500% due 2030	12	12
8.000% due 2030	34	40
6.500% due 2032	53	61
7.000% due 2032	80	95
7.500% due 2032	4	5
5.000% due 2033	148	163
5.500% due 2038	172	192
6.000% due 2038	231	260
4.500% due 2039	554	606
5.000% due 2039	346	383
4.000% due 2040	238	258
4.500% due 2041	275	300
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.444% due 03/10/39	300	333
GS Mortgage Securities Corp. II
Series 2006-GG8 Class A4
5.560% due 11/10/39	200	226
Morgan Stanley Capital I
Series 2005-T19 Class AAB
4.852% due 06/12/47	138	143

		13,422

United States Government Agencies - 3.0%
Federal Home Loan Bank
Series 467
5.250% due 06/18/14	200	222
Federal Home Loan Bank Discount Notes
4.750% due 09/11/15	150	170
Federal National Mortgage Association
1.250% due 09/28/16	425	431
Freddie Mac
6.750% due 03/15/31	125	186

		1,009

United States Government Treasuries - 27.1%
United States Treasury Inflation Indexed Bonds
1.875% due 07/15/13	1,229	1,303
0.125% due 04/15/16	1,636	1,740
United States Treasury Notes
1.000% due 09/30/16	1,150	1,161
0.875% due 12/31/16	1,098	1,100
0.875% due 01/31/17	175	175
1.375% due 12/31/18	160	160
2.000% due 02/15/22	2,072	2,076
5.250% due 11/15/28	515	696
4.375% due 05/15/40	47	59
4.375% due 05/15/41	600	756

		9,226

Total Long-Term Investments (cost $31,905)		33,583

Bond Market Fund	7

SSgA
Bond Market Fund

Schedule of Investments, continued — February 29, 2012

Amounts in thousands (except share amounts)
	Notional	Market
	Amount	Value
	$	$

Options Purchased - 0.0%
(Number of Contracts)
United States Treasury 10 Year Note Futures
Mar 2012 131.00 Put (7)	USD 7	5

Total Options Purchased (cost $4)		5

Short-Term Investments - 4.2%
SSgA Prime Money Market Fund	1,097,912	1,098
United States Treasury Bills
0.017% due 04/12/12(§)	325	325

Total Short-Term Investments (cost $1,423)		1,423

Total Investments - 102.9% (identified cost $33,332)		35,011

	Principal
	Amount ($)
	or Shares

Other Assets and Liabilities, Net - (2.9%)		(982)

Net Assets - 100.0%		34,029

Amounts in thousands (except contracts amounts)
						Unrealized
						Appreciation
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
United States Treasury 2 Year Note Futures	13	USD	2,863	06	/12	— ±
United States Treasury 5 Year Note Futures	13	USD	1,601	06	/12	2

Short Positions
United States Treasury 10 Year Note Futures	11	USD	1,440	06	/12	(3)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						(1)

			Strike	Notional	Expiration	Market Value
Options Written	Call/Put	Number of Contracts	Price	Amount	Date	$
United States
Treasury 10 Year Note Futures	Put	14	129.50	USD 14	03/23/12	(4)

Total Liability for Options Written (premiums received $3)						(4)

See accompanying notes which are an integral part of the financial statements.

8	Bond Market Fund

SSgA
Bond Market Fund

Presentation of Portfolio Holdings — February 29, 2012

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Asset-Backed Securities	$—	$103	$—	$103	0.3
Corporate Bonds and Notes	—	7,200	—	7,200	21.2
International Debt	—	2,623	—	2,623	7.7
Mortgage-Backed Securities	—	13,422	—	13,422	39.4
United States Government Agencies	—	1,009	—	1,009	3.0
United States Government Treasuries	—	9,226	—	9,226	27.1
Options Purchased	5	—	—	5	—	*
Short-Term Investments	1,098	325	—	1,423	4.2

Total Investments	1,103	33,908	—	35,011	102.9

Other Assets and Liabilities, Net					(2.9)

					100.0

Other Financial Instruments
Futures Contracts	(1)	—	—	(1)	—	*
Options Written	(4)	—	—	(4)	—	*

Total Other Financial Instruments**	$(5)	$—	$—	$(5)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund	9

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SSgA
Intermediate Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,014.89	$1,021.88
Expenses Paid During Period*	$3.01	$3.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Intermediate Fund	11

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SSgA
Intermediate Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 95.2%

Corporate Bonds and Notes - 23.4%
Altria Group, Inc.
9.250% due 08/06/19	125	171
American Honda Finance Corp.
1.450% due 02/27/15 (λ)	125	125
Aristotle Holding, Inc.
4.750% due 11/15/21 (λ)	125	134
AT&T, Inc.
3.875% due 08/15/21	80	86
Ball Corp.
5.000% due 03/15/22	55	56
Bank of America Corp.
6.500% due 08/01/16	325	351
5.000% due 05/13/21	225	224
Baxter International, Inc.
1.800% due 03/15/13	125	127
Broadcom Corp.
1.500% due 11/01/13	250	253
Burlington Northern Santa Fe LLC
5.650% due 05/01/17	50	59
3.450% due 09/15/21	250	259
CenturyLink, Inc.
6.450% due 06/15/21	250	265
Cisco Systems, Inc.
5.500% due 02/22/16	100	117
Citigroup, Inc.
4.750% due 05/19/15	250	265
Comcast Corp.
6.500% due 01/15/15	50	58
4.950% due 06/15/16	25	28
Cooper US, Inc.
2.375% due 01/15/16	125	129
Daimler Finance NA LLC
2.950% due 01/11/17 (λ)	125	129
Digital Realty Trust, LP
4.500% due 07/15/15	175	183
Discover Bank
Series BKNT
8.700% due 11/18/19	250	301
Dover Corp.
4.875% due 10/15/15	25	28
eBay, Inc.
0.875% due 10/15/13	165	166
Ecolab, Inc.
4.350% due 12/08/21	125	137
Ford Motor Credit Co. LLC
3.875% due 01/15/15	250	256
Genentech, Inc.
4.750% due 07/15/15	50	56
Genworth Financial, Inc.
4.950% due 10/01/15	50	51
Goldman Sachs Group, Inc. (The)
5.625% due 01/15/17	50	53
5.250% due 07/27/21	100	100
Hershey Co. (The)
4.850% due 08/15/15	50	56
Hewlett-Packard Co.
1.250% due 09/13/13	125	126
1.550% due 05/30/14	25	25
HSBC Finance Corp.
6.676% due 01/15/21	111	119
Interpublic Group of Cos., Inc. (The)
4.000% due 03/15/22	70	70
JPMorgan Chase & Co.
3.150% due 07/05/16	450	463
4.350% due 08/15/21	75	79
Kraft Foods, Inc.
5.250% due 10/01/13	125	133
Macy’s Retail Holdings, Inc.
5.900% due 12/01/16	250	288
3.875% due 01/15/22	70	72
MetLife, Inc.
6.750% due 06/01/16	100	120
MidAmerican Energy Holdings Co.
5.750% due 04/01/18	125	148
Morgan Stanley
3.800% due 04/29/16	175	171
5.750% due 01/25/21	175	173
National Fuel Gas Co.
5.250% due 03/01/13	20	21
News America, Inc.
Series WI
4.500% due 02/15/21	150	162
Philip Morris International, Inc.
4.875% due 05/16/13	125	132
Plains All American Pipeline, LP / PAA Finance Corp.
3.950% due 09/15/15	125	133
PSEG Power LLC
5.500% due 12/01/15	50	56
Public Service Electric & Gas Co.
5.000% due 08/15/14	50	55
Range Resources Corp.
5.000% due 08/15/22	40	40
Rayonier, Inc.
3.750% due 04/01/22	250	249
SABMiller Holdings, Inc.
3.750% due 01/15/22 (λ)	250	261
SLM Corp.
6.000% due 01/25/17	100	103

Intermediate Fund	13

SSgA
Intermediate Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Southern Copper Corp.
5.375% due 04/16/20	180	199
Thermo Fisher Scientific, Inc.
3.600% due 08/15/21	200	213
UR Financing Escrow Corp.
5.750% due 07/15/18 (λ)	125	128
US Bancorp 3.000% due 03/15/22	150	150
Verizon Communications, Inc.
3.500% due 11/01/21	250	261
Videotron Ltee
5.000% due 07/15/22 (λ)	50	50
Virginia Electric and Power Co.
Series A
4.750% due 03/01/13	175	182
Wal-Mart Stores, Inc.
4.250% due 04/15/21	125	143
Wells Fargo & Co.
2.625% due 12/15/16	175	180
Wisconsin Electric Power Co.
2.950% due 09/15/21	125	128
Xerox Corp.
4.500% due 05/15/21	185	189

		9,245

International Debt - 7.6%
America Movil SAB de CV
2.375% due 09/08/16	200	204
Anglo American Capital PLC
2.150% due 09/27/13 (λ)	250	249
Barclays Bank PLC
2.750% due 02/23/15	125	126
BP Capital Markets PLC
3.561% due 11/01/21	125	133
Brazilian Government International Bond
Series A
8.000% due 01/15/18	67	80
Covidien International Finance SA
4.200% due 06/15/20	125	138
Deutsche Telekom International Finance BV
5.250% due 07/22/13	75	79
European Investment Bank
4.250% due 07/15/13	225	236
ING Bank NV
3.750% due 03/04/17 (λ)	250	249
Landesbank Baden-Wuerttemberg NY
5.050% due 12/30/15	200	219
Mexico Government International Bond
Series MTNA
5.875% due 01/15/14	100	108
Petrobras International Finance Co. — Pifco
6.125% due 10/06/16	25	28
QBE Capital Funding III, Ltd.
7.250% due 05/24/41 (λ)	250	228
Republic of Italy
5.250% due 09/20/16	125	126
Royal Bank of Scotland PLC (The)
3.250% due 01/11/14	125	125
Santander US Debt SA Unipersonal
2.991% due 10/07/13 (λ)	100	99
Telefonica Emisiones SAU
6.421% due 06/20/16	65	70
TransCanada PipeLines, Ltd.
4.000% due 06/15/13	125	130
Tyco Electronics Group SA
1.600% due 02/03/15	125	125
Tyco International Finance SA
6.000% due 11/15/13	25	27
Vale Overseas, Ltd.
6.250% due 01/23/17	75	87
Virgin Media Finance PLC
5.250% due 02/15/22	145	148

		3,014

United States Government Agencies - 8.1%
Federal Home Loan Mortgage Corp.
0.625% due 12/29/14	500	504
2.375% due 01/13/22	795	804
Federal National Mortgage Association
0.750% due 12/19/14	500	504
1.250% due 09/28/16	350	355
1.375% due 11/15/16	500	509
Freddie Mac
0.750% due 11/25/14	500	505

		3,181

United States Government Treasuries - 56.1%
United States Treasury Inflation Indexed Bonds
0.125% due 04/15/16	1,534	1,631
United States Treasury Notes
0.750% due 03/31/13	1,185	1,192
1.750% due 04/15/13	1,875	1,907
0.375% due 06/30/13	175	175
3.375% due 07/31/13	1,250	1,305
1.750% due 01/31/14	800	822
1.875% due 02/28/14	1,575	1,624
0.250% due 09/15/14	107	107
0.500% due 10/15/14	52	52
2.625% due 12/31/14	250	265

14	Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
2.000% due 01/31/16	3,000	3,159
3.000% due 08/31/16	405	445
1.000% due 09/30/16	4,365	4,407
0.875% due 12/31/16	1,525	1,528
0.875% due 01/31/17	175	175
1.375% due 12/31/18	180	180
2.000% due 02/15/22	3,148	3,154

		22,128

Total Long-Term Investments (cost $36,548)		37,568

	Notional
	Amount
	$
Options Purchased - 0.0%
(Number of Contracts)
United States Treasury 10
Year Note Futures
Mar 2012 131.00 Put (8)	USD	8	6

Total Options Purchased (cost $4)			6

	Principal
	Amount ($)
	or Shares
Short-Term Investments - 5.1%
Bank of America Corp.
2.100% due 04/30/12	175	176
General Electric Capital Corp.
2.200% due 06/08/12	175	176
Hydro Quebec
Series IF
8.000% due 02/01/13	85	90
SSgA Prime Money Market Fund	459,598	460
United States Treasury Bills
Zero coupon due 04/12/12(§)	275	275
United States Treasury Notes
1.375% due 09/15/12	250	252
0.625% due 02/28/13	575	577

Total Short-Term Investments (cost $1,999)		2,006

Total Investments - 100.3% (identified cost $38,551)		39,580

Other Assets and Liabilities, Net - (0.3%)		(115)

Net Assets - 100.0%		39,465

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund	15

SSgA
Intermediate Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except contracts amounts)
	Number of			Expiration		Unrealized Appreciation (Depreciation)
Futures Contracts	Contracts	Notional Amount		Date		$

Long Positions
United States Treasury 2 Year Note Futures	17	USD	3,744	06	/12	— ±
United States Treasury 5 Year Note Futures	16	USD	1,971	06	/12	2

Short Positions
United States Treasury 10 Year Note Futures	20	USD	2,619	06	/12	(6)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						(4)

								Market
		Number of	Strike	Notional		Expiration		Value
Options Written	Call/Put	Contracts	Price	Amount		Date		$
United States Treasury 10 Year Note Futures	Put	16	129.50	USD	16	03	/23/12	(5)

Total Liability for Options Written (premiums received $4)								(5)

Presentation of Portfolio Holdings February 29, 2012 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Corporate Bonds and Notes	$—	$9,245	$—	$9,245	23.4
International Debt	—	3,014	—	3,014	7.6
United States Government Agencies	—	3,181	—	3,181	8.1
United States Government Treasuries	—	22,128	—	22,128	56.1
Options Purchased	6	—	—	6	—	*
Short-Term Investments	460	1,546	—	2,006	5.1

Total Investments	466	39,114	—	39,580	100.3

Other Assets and Liabilities, Net					(0.3)

					100.0

Other Financial Instruments
Futures Contracts	(4)	—	—	(4)	—	*
Options Written	(5)	—	—	(5)	—	*

Total Other Financial Instruments**	$(9)	$—	$—	$(9)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

16	Intermediate Fund

SSgA
High Yield Bond Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,088.00	$1,021.13
Expenses Paid During Period*	$3.89	$3.77

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

High Yield Bond Fund	17

This page has been intentionally left blank.

SSgA
High Yield Bond Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 93.0%

Corporate Bonds and Notes - 82.0%
AbitibiBowater, Inc.
10.250% due 10/15/18 (λ)	362	414
ACE Cash Express, Inc.
11.000% due 02/01/19 (λ)	300	277
Advanced Micro Devices, Inc.
7.750% due 08/01/20	625	693
AES Corp. (The)
9.750% due 04/15/16	525	625
Allison Transmission, Inc.
7.125% due 05/15/19 (λ)	350	360
Ally Financial, Inc.
5.500% due 02/15/17	1,250	1,266
Series *
8.000% due 11/01/31	50	56
Series 8
6.750% due 12/01/14	525	554
AMC Entertainment, Inc.
9.750% due 12/01/20	500	467
American Axle & Manufacturing, Inc.
7.750% due 11/15/19	500	533
American Casino & Entertainment Properties LLC
11.000% due 06/15/14	380	402
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750% due 05/20/20	1,000	1,030
AMERIGROUP Corp.
7.500% due 11/15/19	475	523
ARAMARK Holdings Corp.
8.625% due 05/01/16 (λ)	525	538
Arch Coal, Inc.
7.000% due 06/15/19 (λ)	760	760
Atwood Oceanics, Inc.
6.500% due 02/01/20	630	663
Avaya, Inc.
7.000% due 04/01/19 (λ)	215	218
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.625% due 03/15/18	388	423
Ball Corp.
5.000% due 03/15/22	565	578
Bank of America Corp.
Series K
8.000% due 12/29/49 (ƒ)	325	330
BE Aerospace, Inc.
6.875% due 10/01/20	465	518
Beazer Homes USA, Inc.
8.125% due 06/15/16	200	187
Berry Plastics Corp.
9.500% due 05/15/18	450	480
Biomet, Inc.
11.625% due 10/15/17	225	246
Building Materials Corp. of America 6.750% due 05/01/21 (λ)	250	272
Burlington Coat Factory Warehouse Corp.
Series WI 10.000% due 02/15/19	500	513
Caesars Entertainment Operating Co., Inc.
11.250% due 06/01/17	250	274
10.000% due 12/15/18	325	251
Caesars Operating Escrow LLC / Caesars Escrow Corp.
8.500% due 02/15/20 (λ)	500	510
Calpine Corp.
7.500% due 02/15/21 (λ)	650	705
Capella Healthcare, Inc.
9.250% due 07/01/17	200	206
Case New Holland, Inc.
7.875% due 12/01/17	400	470
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375% due 06/01/20	900	990
CDW LLC / CDW Finance Corp.
8.500% due 04/01/19	500	535
Celanese US Holdings LLC
5.875% due 06/15/21	600	654
Chaparral Energy, Inc.
9.875% due 10/01/20	250	281
8.250% due 09/01/21	125	139
Chesapeake Energy Corp.
6.500% due 08/15/17	350	368
6.775% due 03/15/19	500	502
6.125% due 02/15/21	250	253
Chesapeake Midstream Partners, LP / CHKM Finance Corp.
5.875% due 04/15/21 (λ)	400	408
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.
6.625% due 11/15/19 (λ)	625	638
Chrysler Group LLC/CG Co.-Issuer, Inc.
Series WI
8.250% due 06/15/21	525	530
Cincinnati Bell, Inc.
8.750% due 03/15/18	350	333

High Yield Bond Fund	19

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
CIT Group, Inc.
4.750% due 02/15/15 (λ)	500	508
7.000% due 05/01/17	1,500	1,500
7.000% due 05/02/17 (λ)	375	375
CityCenter Holdings LLC / CityCenter Finance Corp.
7.625% due 01/15/16	225	237
Series 144a
7.625% due 01/15/16 (λ)	450	474
Clear Channel Communications, Inc.
5.500% due 09/15/14	250	224
Clear Channel Worldwide
7.625% due 03/15/20 (λ)	1,000	1,000
Cleaver-Brooks, Inc.
12.250% due 05/01/16 (λ)	200	208
CNH Capital LLC
6.250% due 11/01/16 (λ)	650	699
CommScope, Inc.
8.250% due 01/15/19 (λ)	415	437
Concho Resources, Inc.
7.000% due 01/15/21	100	112
Consol Energy, Inc.
6.375% due 03/01/21 (λ)	425	428
Cricket Communications, Inc.
10.000% due 07/15/15	325	344
7.750% due 10/15/20	350	348
CSC Holdings LLC
7.625% due 07/15/18	450	509
6.750% due 11/15/21 (λ)	450	487
DAE Aviation Holdings, Inc.
11.250% due 08/01/15 (λ)	200	208
Delphi Corp.
6.125% due 05/15/21 (λ)	600	643
Delta Air Lines 2007-1 Class C Pass Through Trust
Series 071C
8.954% due 08/10/14	231	237
Delta Air Lines, Inc.
12.250% due 03/15/15 (λ)	125	135
Deluxe Corp.
7.000% due 03/15/19	300	304
DineEquity, Inc.
9.500% due 10/30/18	200	220
DISH DBS Corp.
7.125% due 02/01/16	500	553
6.750% due 06/01/21	1,000	1,110
Dynacast International LLC / Dynacast Finance, Inc.
9.250% due 07/15/19 (λ)	375	391
Edison Mission Energy
7.000% due 05/15/17	200	134
El Paso Corp.
7.250% due 06/01/18	650	736
Elizabeth Arden, Inc.
7.375% due 03/15/21	350	377
Endo Pharmaceuticals Holdings, Inc.
7.000% due 07/15/19	250	275
Energy Future Holdings Corp.
10.000% due 01/15/20	440	476
Energy XXI Gulf Coast, Inc.
9.250% due 12/15/17	300	332
EnergySolutions, Inc. / EnergySolutions LLC
10.750% due 08/15/18	375	375
Equinix, Inc.
7.000% due 07/15/21	500	553
Fidelity National Information Services, Inc.
7.875% due 07/15/20	300	337
Series 144a
7.625% due 07/15/17 (λ)	600	652
FireKeepers Development Authority
13.875% due 05/01/15 (λ)	425	477
First Data Corp.
9.875% due 09/24/15	442	450
11.250% due 03/31/16	250	237
7.375% due 06/15/19 (λ)	375	379
12.625% due 01/15/21	113	118
Ford Motor Credit Co. LLC
4.250% due 02/03/17	1,000	1,029
6.625% due 08/15/17	400	453
5.750% due 02/01/21	525	586
Freescale Semiconductor, Inc.
9.250% due 04/15/18 (λ)	350	385
Fresenius Medical Care US Finance II, Inc.
5.625% due 07/31/19 (λ)	625	666
Fresenius Medical Care US Finance, Inc.
Series 144a
6.500% due 09/15/18 (λ)	325	360
Frontier Communications Corp.
8.500% due 04/15/20	550	595
8.750% due 04/15/22	450	490
General Motors Financial Co., Inc.
6.750% due 06/01/18	275	297
GenOn Americas Generation LLC
8.500% due 10/01/21	200	182
Genworth Financial, Inc.
6.150% due 11/15/66	400	274
Georgia Gulf Corp.
9.000% due 01/15/17 (λ)	325	363

20	High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Goodyear Tire & Rubber Co. (The)
10.500% due 05/15/16	153	168
7.000% due 05/15/22	500	506
Grifols, Inc.
8.250% due 02/01/18	220	239
GWR Operating Partnership LLP
10.875% due 04/01/17	200	224
GXS Worldwide, Inc.
9.750% due 06/15/15	275	274
HCA, Inc.
8.000% due 10/01/18	750	827
5.875% due 03/15/22	1,250	1,281
Hertz Corp. (The)
6.750% due 04/15/19	575	602
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
8.875% due 02/01/18	675	699
Hughes Satellite Systems Corp.
7.625% due 06/15/21	575	624
Huntington Ingalls Industries, Inc.
6.875% due 03/15/18	400	421
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
8.000% due 01/15/18	300	318
Series 144@
8.000% due 01/15/18 (λ)	175	186
ILFC E-Capital Trust II
6.250% due 12/21/65 (λ)	350	254
International Lease Finance Corp.
6.250% due 05/15/19	275	279
8.250% due 12/15/20	850	948
8.625% due 01/15/22	300	337
iPayment, Inc.
Series WI
10.250% due 05/15/18	325	310
Jabil Circuit, Inc.
8.250% due 03/15/18	625	744
JMC Steel Group
8.250% due 03/15/18 (λ)	500	522
KB Home
7.250% due 06/15/18	500	494
8.000% due 03/15/20	250	254
Kennedy-Wilson, Inc.
8.750% due 04/01/19	325	336
Kinder Morgan Finance Co. LLC
6.000% due 01/15/18 (λ)	500	531
Kinetic Concepts, Inc./KCI USA Inc
10.500% due 11/01/18 (λ)	225	234
Landry’s, Inc.
11.625% due 12/01/15	250	273
Level 3 Communications, Inc.
Series WI
11.875% due 02/01/19	200	227
Level 3 Financing, Inc.
8.625% due 07/15/20 (λ)	600	640
Libbey Glass, Inc.
10.000% due 02/15/15	270	290
Liberty Mutual Group, Inc.
10.750% due 06/15/58 (λ)	425	555
Limited Brands, Inc.
5.625% due 02/15/22	500	515
LIN Television Corp.
8.375% due 04/15/18	200	211
Linn Energy LLC/Linn Energy Finance Corp.
6.500% due 05/15/19 (λ)	760	775
6.250% due 11/01/19 (λ)	750	749
MacDermid, Inc.
9.500% due 04/15/17 (λ)	400	419
Manitowoc Co., Inc. (The)
8.500% due 11/01/20	270	301
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.
6.250% due 06/15/22	625	670
McClatchy Co. (The)
11.500% due 02/15/17	450	483
McJunkin Red Man Corp.
9.500% due 12/15/16	300	322
MetroPCS Wireless, Inc.
6.625% due 11/15/20	550	566
MGM Resorts International
6.750% due 04/01/13	150	155
6.875% due 04/01/16	500	500
9.000% due 03/15/20	200	223
Michael Foods, Inc.
9.750% due 07/15/18	500	547
Michaels Stores, Inc.
11.375% due 11/01/16	125	132
7.750% due 11/01/18	325	344
Multiplan, Inc.
9.875% due 09/01/18 (λ)	200	217
Mylan, Inc.
7.625% due 07/15/17 (λ)	300	332
Navistar International Corp.
8.250% due 11/01/21	252	276
Neiman Marcus Group, Inc. (The)
10.375% due 10/15/15	250	260
Newfield Exploration Co.
5.750% due 01/30/22	650	704

High Yield Bond Fund	21

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Nextel Communications, Inc.
Series D
7.375% due 08/01/15	300	296
NII Capital Corp.
7.625% due 04/01/21	500	511
Nortek, Inc.
10.000% due 12/01/18	325	342
NRG Energy, Inc.
7.875% due 05/15/21	450	447
Nuveen Investments, Inc.
5.500% due 09/15/15	375	351
Oasis Petroleum, Inc.
6.500% due 11/01/21	625	644
Peabody Energy Corp.
6.000% due 11/15/18 (λ)	275	288
Petco Animal Supplies, Inc.
9.250% due 12/01/18 (λ)	300	330
Pharmaceutical Product Development, Inc.
9.500% due 12/01/19 (λ)	625	684
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
10.625% due 04/01/17	150	159
Pittsburgh Glass Works LLC
8.500% due 04/15/16 (λ)	375	380
Plains Exploration & Production Co.
6.625% due 05/01/21	505	545
6.750% due 02/01/22	300	329
Provident Funding Associates, LP / PFG Finance Corp.
10.250% due 04/15/17 (λ)	250	244
PSS World Medical, Inc.
6.375% due 03/01/22 (λ)	500	520
Range Resources Corp.
5.000% due 08/15/22	420	424
Regions Bank
6.450% due 06/26/37	200	184
Regions Bank/Birmingham AL
Series BKNT
7.500% due 05/15/18	300	327
Revlon Consumer Products Corp.
9.750% due 11/15/15	200	216
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
7.875% due 08/15/19 (λ)	150	164
9.875% due 08/15/19 (λ)	350	362
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.875% due 02/15/21 (λ)	340	361
Series 144a
9.875% due 08/15/19 (λ)	570	589
Rite Aid Corp.
9.500% due 06/15/17	300	305
9.250% due 03/15/20 (λ)	250	253
RR Donnelley & Sons Co.
8.250% due 03/15/19	500	507
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.000% due 07/15/17 (λ)	250	290
Salem Communications Corp.
9.625% due 12/15/16	171	189
Samson Investment Co.
9.750% due 02/15/20 (λ)	625	658
SandRidge Energy, Inc.
7.500% due 03/15/21	475	480
ServiceMaster Co.
10.750% due 07/15/15 (λ)	359	379
8.000% due 02/15/20 (λ)	500	528
SM Energy Co.
6.625% due 02/15/19	50	54
6.500% due 11/15/21 (λ)	200	216
Solutia, Inc.
8.750% due 11/01/17	350	396
Spectrum Brands Holdings, Inc.
9.500% due 06/15/18 (λ)	495	564
Sprint Nextel Corp.
7.000% due 03/01/20 (λ)	1,750	1,778
Standard Pacific Corp.
8.375% due 05/15/18	475	508
Sugarhouse HSP Gaming Prop Mezz, LP/Sugarhouse HSP Gaming Finance Corp.
8.625% due 04/15/16 (λ)	425	445
SunCoke Energy, Inc.
7.625% due 08/01/19	100	104
SunGard Data Systems, Inc.
10.250% due 08/15/15	350	365
SUPERVALU, Inc.
8.000% due 05/01/16	525	545
Surgical Care Affiliates, Inc.
10.000% due 07/15/17 (λ)	275	271
Swift Energy Co.
7.875% due 03/01/22 (λ)	500	522
Taminco Global Chemical Corp.
9.750% due 03/31/20 (λ)	860	899

22	High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
6.375% due 08/01/22 (λ)	500	526
Teleflex, Inc.
6.875% due 06/01/19	175	189
Tenet Healthcare Corp.
10.000% due 05/01/18	200	233
Tenneco, Inc.
7.750% due 08/15/18	250	272
Tesoro Corp.
9.750% due 06/01/19	200	227
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
11.500% due 10/01/20 (λ)	125	84
Series A
10.250% due 11/01/15	425	115
Textron Financial Corp.
6.000% due 02/15/67 (λ)	350	262
Toll Brothers Finance Corp.
5.875% due 02/15/22	500	519
Toys R Us Property Co. I LLC
10.750% due 07/15/17	210	233
TransDigm, Inc.
7.750% due 12/15/18	475	522
UCI International, Inc.
8.625% due 02/15/19	550	562
United Air Lines, Inc.
9.875% due 08/01/13 (λ)	160	168
United Surgical Partners International, Inc.
9.250% due 05/01/17	300	311
UR Financing Escrow Corp.
5.750% due 07/15/18 (λ)	500	514
7.375% due 05/15/20 (λ)	500	513
Valeant Pharmaceuticals International
6.750% due 08/15/21 (λ)	225	224
Videotron Ltee
5.000% due 07/15/22 (λ)	305	305
Weyerhaeuser Co.
7.375% due 10/01/19	375	430
Whiting Petroleum Corp.
6.500% due 10/01/18	325	350
Windstream Corp.
7.500% due 06/01/22 (λ)	950	1,024
WPX Energy, Inc.
6.000% due 01/15/22 (λ)	450	465
Wyle Services Corp.
10.500% due 04/01/18 (λ)	200	212

		93,763

International Debt - 11.0%
Ardagh Packaging Finance PLC
7.375% due 10/15/17 (λ)	635	683
CEVA Group PLC
8.375% due 12/01/17 (λ)	500	499
Dematic SA
8.750% due 05/01/16 (λ)	660	683
FMG Resources August 2006 Pty, Ltd.
6.375% due 02/01/16 (λ)	250	259
8.250% due 11/01/19 (λ)	600	663
Harvest Operations Corp.
6.875% due 10/01/17 (λ)	600	634
Ineos Finance PLC
8.375% due 02/15/19 (λ)	360	382
Ineos Group Holdings, Ltd.
8.500% due 02/15/16 (λ)	250	228
Intelsat Jackson Holdings SA
11.250% due 06/15/16	300	317
Intelsat Luxembourg SA
11.500% due 02/04/17	263	271
International Automotive Components Group SL
9.125% due 06/01/18 (λ)	275	245
Lafarge SA
6.500% due 07/15/16	400	416
LyondellBasell Industries NV
6.000% due 11/15/21 (λ)	700	768
Navios Maritime Holdings, Inc. / Navios Maritime Finance US Inc
8.875% due 11/01/17	300	297
Novelis, Inc.
8.375% due 12/15/17	250	274
OGX Petroleo e Gas Participacoes SA
8.500% due 06/01/18 (λ)	525	547
PetroBakken Energy, Ltd.
8.625% due 02/01/20 (λ)	545	579
Quadra FNX Mining, Ltd.
7.750% due 06/15/19 (λ)	625	711
Royal Bank of Scotland Group PLC
5.050% due 01/08/15	300	290
7.648% due 09/30/49 (ƒ)	325	269
Sable International Finance, Ltd.
8.750% due 02/01/20 (λ)	635	675
Seagate HDD Cayman
7.000% due 11/01/21 (λ)	620	687
Seven Seas Cruises S de RL LLC
9.125% due 05/15/19 (λ)	225	232
Trinidad Drilling, Ltd.
7.875% due 01/15/19 (λ)	500	535
UPCB Finance VI, Ltd.
6.875% due 01/15/22 (λ)	500	514

High Yield Bond Fund	23

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Virgin Media Finance PLC
5.250% due 02/15/22	570	581
XL Group PLC
Series E
6.500% due 03/29/49 (ƒ)	400	339

		12,578

Total Long-Term Investments (cost $101,299)		106,341

Preferred Stocks - 0.3%
Consumer Discretionary - 0.3%
GMAC Capital Trust I	15,000	353

Total Preferred Stocks (cost $375)		353

Short-Term Investments - 9.1%
SSgA Prime Money Market Fund	10,412,246	10,412

Total Short-Term Investments (cost $10,412)		10,412

Total Investments - 102.4% (identified cost $112,086)		117,106

Other Assets and Liabilities, Net - (2.4%)		(2,710)

Net Assets - 100.0%		114,396

Amounts in thousands
Credit Default Swap Contracts
Credit Indices
				Fund
				(Pays)/			Market
		Notional		Receives	Termination		Value
Reference Entity	Counterparty	Amount		Fixed Rate	Date		$
Markit CDX North American High Yield Index	Barclays Bank PLC	USD	243	5.000%	12	/20/16	(2)
Markit CDX North American High Yield Index	Barclays Bank PLC	USD	485	5.000%	12	/20/16	(3)
Markit CDX North American High Yield Index	Barclays Bank PLC	USD	1,940	5.000%	12	/20/16	(15)

Total Market Value on Open Credit Indices Premiums Paid (Received) — ($96)							(20)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) — ($96)							(20)

See accompanying notes which are an integral part of the financial statements.

24	High Yield Bond Fund

SSgA
High Yield Bond Fund

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Corporate Bonds and Notes	$—	$93,526	$237	$93,763	82.0
International Debt	—	12,578	—	12,578	11.0
Preferred Stocks	353	—	—	353	0.3
Short-Term Investments	10,412	—	—	10,412	9.1

Total Investments	10,765	106,104	237	117,106	102.4

Other Assets and Liabilities, Net					(2.4)

					100.0

Other Financial Instruments
Credit Default Swap Contracts	—	76	—	76	— *

Total Other Financial Instruments**	$—	$76	$—	$76

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

Investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended February 29, 2012 were less than 1% of net assets.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund	25

SSgA
Fixed Income Funds

Notes to Schedules of Investments — February 29, 2012 (Unaudited)

Footnotes

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(ƒ)	Perpetual floating rate security.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.
(λ)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
±	Less than $500.

Abbreviations
STRIP - Separate Trading of Registered Interest and Principal of Securities.
TBA - To Be Announced Security
UK - United Kingdom

26	Notes to Schedules of Investments

SSgA
Fixed Income Funds

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	Bond	Intermediate	High Yield
Amounts in thousands	Market Fund	Fund	Bond Fund

Assets
Investments, at identified cost	$33,332	$38,551	$112,086

Investments, at market*	35,011	39,580	117,106
Receivables:
Dividends and interest	188	171	1,727
Investments sold	2,746	2,229	3,461
Fund shares sold	—	5	800
From advisor	22	26	73
Daily variation margin on futures contracts	1	4	—
Prepaid expenses	2	1	2

Total assets	37,970	42,016	123,169

Liabilities
Payables:
Investments purchased	3,839	2,449	8,610
Fund shares redeemed	25	11	58
Accrued fees to affiliates	38	35	49
Other accrued expenses	35	51	36
Options written, at market value	4	5	—
Credit default swap contracts, at market value	—	—	20

Total liabilities	3,941	2,551	8,773

Net Assets	$34,029	$39,465	$114,396

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$63	$45	$540
Accumulated net realized gain (loss)	(41,090)	(7,232)	(1,301)
Unrealized appreciation (depreciation) on:
Investments	1,679	1,029	5,020
Futures contracts	(1)	(4)	—
Credit default swap contracts	—	—	76
Options written	(1)	(1)	—
Shares of beneficial interest	4	4	14
Additional paid-in capital	73,375	45,624	110,047

Net Assets	$34,029	$39,465	$114,396

Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class(a)	$9.09	$9.22	$8.30
Net assets	$34,016,245	$39,464,980	$114,396,114
Shares outstanding ($.001 par value)	3,742,255	4,278,499	13,776,942
Net asset value per share: Class R(a)	$9.04	$—	$—
Net assets	$13,143	$—	$—
Shares outstanding ($.001 par value)	1,453	—	—

*	Investments in Affiliates	$1,098	$460	$10,412
**	Premiums received on options written	$3	4	$—
***	Credit default swap contracts — premiums paid (received)	$—	—	$(96)

(a) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	27

SSgA
Fixed Income Funds

Statements of Operations — For the Period Ended February 29, 2012 (Unaudited)

	Bond	Intermediate	High Yield
Amounts in thousands	Market Fund	Fund	Bond Fund

Investment Income
Dividends	$—	$—	$15
Dividends from affiliated money market funds	1	1	4
Interest	563	418	3,188

Total investment income	564	419	3,207

Expenses
Advisory fees	54	59	134
Administrative fees	21	21	29
Custodian fees	36	24	35
Distribution fees — Institutional Class	9	34	100
Distribution fees — Class R	— *	—	—
Transfer agent fees	33	17	20
Professional fees	29	43	21
Registration fees	17	10	32
Shareholder servicing fees — Institutional Class	6	14	11
Shareholder servicing fees — Class R	— *	—	—
Trustees’ fees	7	7	8
Insurance fees	— *	— *	1
Printing fees	9	5	11
Miscellaneous	2	1	2

Expenses before reductions	223	235	404
Expense reductions	(133)	(117)	(69)

Net expenses	90	118	335

Net investment income (loss)	474	301	2,872

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	943	295	(773)
Futures contracts	(80)	(59)	—
Credit default swap contracts	—	—	119

Net realized gain (loss)	863	236	(654)

Net change in unrealized appreciation (depreciation) on:
Investments	(380)	66	5,936
Futures contracts	12	5	—
Options written	(1)	(1)	—
Credit default swap contracts	—	—	76

Net change in unrealized appreciation (depreciation)	(369)	70	6,012

Net realized and unrealized gain (loss)	494	306	5,358

Net Increase (Decrease) in Net Assets from Operations	$968	$607	$8,230

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

28	Statements of Operations

SSgA
Fixed Income Funds

Statements of Changes in Net Assets — For the Periods Ended

	Bond Market Fund		Intermediate Fund		High Yield Bond Fund
		Fiscal Year		Fiscal Year		Fiscal Year
	Six Months	Ended	Six Months	Ended	Six Months	Ended
	Ended February 29,	August 31,	Ended February 29,	August 31,	Ended February 29,	August 31,
Amounts in thousands	2012 (Unaudited)	2011	2012 (Unaudited)	2011	2012 (Unaudited)	2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$474	$1,578	$301	$892	$2,872	$6,601
Net realized gain (loss)	863	959	236	830	(654)	2,229
Net change in unrealized appreciation (depreciation)	(369)	(279)	70	(226)	6,012	(3,934)

Net increase (decrease) in net assets from operations	968	2,258	607	1,496	8,230	4,896

Distributions
From net investment income
Institutional Class	(534)	(1,585)	(326)	(890)	(2,956)	(6,396)
Class R	(2)	(8)	—	—	—	—

Net decrease in net assets from distributions	(536)	(1,593)	(326)	(890)	(2,956)	(6,396)

Share Transactions
Net increase (decrease) in net assets from share transactions	(10,167)	(3,067)	588	(638)	30,496	28,728

Total Net Increase (Decrease) in Net Assets	(9,735)	(2,402)	869	(32)	35,770	27,228

Net Assets
Beginning of period	43,764	46,166	38,596	38,628	78,626	51,398

End of period	$34,029	$43,764	$39,465	$38,596	$114,396	$78,626

Undistributed (overdistributed) net investment income included in net assets	$63	$125	$45	$70	$540	$624

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	29

SSgA
Fixed Income Funds

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$		$		$	$	$
	Net Asset Value,	$	Net Realized		Total from	Distributions	Distributions
	Beginning of	Net Investment	and Unrealized		Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)		Operations	Investment Income	Realized Gain
Bond Market Fund

Institutional Class
February 29, 2012*	8.98	.12	.12		.24	(.13)	—
August 31, 2011	8.86	.31	.12		.43	(.31)	—
August 31, 2010	8.39	.33	.47		.80	(.33)	—
August 31, 2009	8.17	.35	.23		.58	(.36)	—
August 31, 2008	9.14	.44	(.99)		(.55)	(.42)	—
August 31, 2007	9.78	.49	(.63)		(.14)	(.50)	— (b)

Class R
February 29, 2012*	8.92	.10	.07		.17	(.05)	—
August 31, 2011	8.79	.29	.13		.42	(.29)	—
August 31, 2010	8.33	.30	.47		.77	(.31)	—
August 31, 2009	8.12	.33	.22		.55	(.34)	—
August 31, 2008	9.11	.36	(.95)		(.59)	(.40)	—
August 31, 2007	9.78	.47	(.62)		(.15)	(.52)	— (b)

Intermediate Fund

February 29, 2012*	9.16	.07	.07		.14	(.08)	—
August 31, 2011	9.00	.21	.16		.37	(.21)	—
August 31, 2010	8.59	.24	.41		.65	(.24)
August 31, 2009	8.34	.26	.26		.52	(.27)	—
August 31, 2008	9.00	.38	(.64)		(.26)	(.40)	—
August 31, 2007	9.62	.47	(.63)		(.16)	(.46)	—

High Yield Bond Fund

February 29, 2012*	7.90	.26	.41		.67	(.27)	—
August 31, 2011	7.84	.58	.06		.64	(.58)	—
August 31, 2010	7.12	.73	.74		1.47	(.75)	—
August 31, 2009	7.60	.64	(.48)		.16	(.64)	—
August 31, 2008	8.27	.61	(.68)		(.07)	(.60)	—
August 31, 2007	8.31	.60	(.04	)(d)	.56	(.60)	—

*	For six months ended February 29, 2012 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Less than $.005 per share.
(c)	May reflect amounts waived and/or reimbursed by the investment advisor, and for certain funds, custody credit arrangements. The custody credit arrangement had an impact of less than 0.005% per share.
(d)	Includes redemption fees less than .005% per share.
(e)	Periods less than one year are not annualized.
(f)	The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

30	Financial Highlights

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment
$	Net Asset Value,	%	Net Assets,	to Average	to Average	Income	%
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Distributions	Period	Return(e)	(000)	Net(c)(f)	Gross(f)	Net Assets(c)(f)	Turnover Rate(e)

(.13)	9.09	2.73	34,016	.50	1.25	2.65	125
(.31)	8.98	5.00	43,483	.50	1.08	3.51	447
(.33)	8.86	9.79	45,903	.50	1.08	3.89	502
(.36)	8.39	7.39	41,151	.50	1.08	4.41	408
(.42)	8.17	(6.14)	52,456	.50	.78	4.96	287
(.50)	9.14	(1.64)	276,017	.50	.61	4.93	368

(.05)	9.04	1.91	13	1.00	1.81	2.31	125
(.29)	8.92	4.96	281	.75	1.33	3.25	447
(.31)	8.79	9.43	263	.85	1.43	3.52	502
(.34)	8.33	7.02	151	.68	1.27	4.09	408
(.40)	8.12	(6.62)	12	1.00	1.54	4.23	287
(.52)	9.11	(1.73)	20	.57	.68	4.88	368

(.08)	9.22	1.49	39,465	.60	1.19	1.53	113
(.21)	9.16	4.15	38,596	.60	1.13	2.30	533
(.24)	9.00	7.75	38,628	.60	1.15	2.78	538
(.27)	8.59	6.42	41,308	.60	1.84	3.19	414
(.40)	8.34	(2.94)	38,497	.60	1.06	4.42	330
(.46)	9.00	(1.78)	53,499	.60	.87	4.73	511

(.27)	8.30	8.80	114,396	.75	.90	6.54	77
(.58)	7.90	8.16	78,626	.75	.83	7.02	294
(.75)	7.84	21.46	51,398	.75	1.01	9.43	294
(.64)	7.12	3.65	51,856	.75	1.06	10.20	289
(.60)	7.60	(.87)	50,365	.75	1.02	7.66	106
(.60)	8.27	6.85	33,919	.75	.99	7.01	95

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	31

SSgA
Fixed Income Funds

Notes to Financial Statements — February 29, 2012 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 29, 2012. These financial statements report on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit

32	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements	33

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

The NAVof a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAY, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAY that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended February 29, 2012 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 29, 2012, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2008 through August 31, 2010, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

34	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

At February 29, 2012, the following Funds had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2012	08/31/2013	08/31/2014	08/31/2015	08/31/2016	08/31/2017	08/31/2018	08/31/2019	Total
Bond Market Fund	$—	$—	$—	$1,471,288	$195,353	$40,164,567	$21,453	$—	$41,852,661
Intermediate Fund	—	—	—	484,888	746,581	6,235,911	—	—	7,467,380
High Yield Fund	—	—	—	—	—	368,598	—	—	368,598

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2011, the Funds’ aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market	Intermediate	High Yield Bond
	Fund	Fund	Fund
Cost of Investments for Tax Purposes	$33,437,384	$38,560,851	$112,286,853

Gross Tax Unrealized Appreciation	1,601,869	1,048,668	5,319,727
Gross Tax Unrealized Depreciation	(28,585)	(29,829)	(501,010)

Net Unrealized Appreciation (Depreciation)	$1,573,284	$1,018,839	$4,818,717

As permitted by tax regulations, the Bond Market Fund intends to defer a net realized capital loss incurred from November 1, 2010 to August 31, 2011 in the amount of $44,863 and treat it as arising in the fiscal year 2012.

Dividends and Distributions to Shareholders

The Funds declare and pay dividends monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for “U.S. GAAP” purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Bond Market Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a “forward commitment” or “delayed settlement” transaction, e.g., to be announced (“TBA”)) consistent with a

Notes to Financial Statements	35

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Fund’s ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA’s) in which a Fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be purchased or sold by the Fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Mortgage and Asset-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase (decrease) in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and credit default swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

36	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

The fair values of the Funds’ Derivative Instruments as shown on the Statements of Assets and Liabilities, categorized by risk exposure for the period ended February 29, 2012 were as follows:

(Amounts in thousands)
	Bond Market	Intermediate	High Yield Bond
	Fund	Fund	Fund
Derivatives not accounted for as hedging instruments	Interest Rate Contracts	Interest Rate Contracts	Credit Contracts
Location
Statement of Assets and Liabilities — Assets
Investments at market*	$5	$6	$—
Daily variation margin on futures contracts**	2	2	—

Total	$7	$8	$—

Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts**	$3	$6	$—
Credit default swap contracts, at market value swap	—	—	20
Options written, at market value	4	5

Total	$7	$11	$20

*	Market value of purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effects of Derivative Instruments on the Statements of Operations for the period ended February 29, 2012 were as follows:

(Amounts in thousands)
	Bond Market	Intermediate	High Yield Bond
	Fund	Fund	Fund
Derivatives not accounted for as hedging instruments	Interest Rate Contracts	Interest Rate Contracts	Credit Contracts
Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$(80)	$(59)	$—
Credit default swap contracts, at market value	—	—	119

Total	$(80)	$(59)	$119

Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$12	$5	$—
Credit default swap contracts, at market value	—	—	76
Options written, at market value	(1)	(1)	—

Total	$11	$4	$76

For the period ended February 29, 2012, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	November 30, 2011	February 29, 2012
Bond Market Fund	50	37
Intermediate Fund	52	53

For the period ended February 29, 2012, the High Yield Bond Fund’s quarterly holdings of swap contracts were as follows:

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	November 30, 2011	February 29, 2012
High Yield Bond Fund	—	2,667,500

Notes to Financial Statements	37

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

For the period ended February 29, 2012, the Fund’s quarterly holdings of option contracts were as follows:

	Number of Option Contracts Outstanding
Quarter Ended	November 30, 2011	February 29, 2012
Bond Market Fund	—	21
Intermediate Fund	—	24

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its upfront or periodic payments previously made and recover nothing should a credit event fail to occur and the swap is held to its termination date. As a seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended February 29, 2012, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies

SSgA High Yield Bond Fund	Market exposure

38	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

For the period ended February 29, 2012, purchases and sales of investment securities, excluding U.S. government and agency obligations, short-term investments, derivative contracts aggregated to the following:

	Purchases	Sales
Bond Market Fund	$10,325,956	$15,023,238
Intermediate Fund	10,144,354	12,924,056
High Yield Bond Fund	97,347,646	62,716,838

U.S. Government and Agencies

For the period ended February 29, 2012, purchases and sales of U.S. government and agency obligations, excluding short-term investments, aggregated to the following:

	Purchases	Sales
Bond Market Fund	$33,443,031	$34,719,785
Intermediate Fund	37,088,157	30,514,632

Written Options Contracts

Transactions in written options contracts for the period ended February 29, 2012 for the following Funds were as follows:

	Bond Market Fund		Intermediate Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Outstanding August 31, 2011	—	$—	—	$—
Opened	14	3,548	16	3,712
Closed	—	—	—	—
Expired	—	—	—	—

Outstanding February 29, 2012	14	$3,548	16	$3,712

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

The Advisor manages the Funds pursuant to an Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Bond Market Fund	0.30
Intermediate Fund	0.30
High Yield Bond Fund	0.30

Notes to Financial Statements	39

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both the Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the “Distributor”) a wholly-owned subsidiary of State Street Corporation will waive up to 0.70% of the average daily net assets of the distribution (12b-1) and service fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R distribution (12b-1) and service fees.

The Advisor has contractually agreed to waive up to the full amount of the Bond Market Fund’s Institutional Class and Class R advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 0.50% and 1.00%, respectively, of each class’ average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 29, 2012 was $53,480 for the Institutional Class and $120 for Class R. The total amount of the distribution fee waiver for Class R for the period ended February 29, 2012 was $24. The total amount of reimbursements for the period ended February 29, 2012 was $78,482 for the Institutional Class and $179 for Class R.

The Advisor has contractually agreed to waive up to the full amount of the Intermediate Fund’s advisory fees and reimburse the Fund for all expenses in excess of 0.60% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the waiver for the period ended February 29, 2012 was $59,042. The total amount of reimbursements for the period ended February 29, 2012 was $56,781.

The Advisor has contractually agreed to waive up to the full amount of the High Yield Bond Fund’s advisory fees and reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the waiver for the period ended February 29, 2012 was $63,057. There were no reimbursements for the period ended February 29, 2012.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 29, 2012, $11,969,756 of the Central Fund’s net assets represents investments by these Funds, and $16,004,859 represents the investments of other Investment Company Funds not presented herein.

Amounts related to investments in the Central Fund during the period ended February 29, 2012 were as follows:

		Purchases	Sales	Realized	Income
Funds	Market Value	Cost	Cost	Gain (Loss)	Distributions
Bond Market Fund	$1,097,912	$12,124,617	$14,597,380	$—	$550
Intermediate Fund	459,598	9,157,221	10,947,860	—	435
High Yield Bond Fund	10,412,245	64,671,977	59,250,149	—	3,825

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of certain Funds’ advisory fee equal to the advisory fee paid by certain Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for

40	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

each participating Fund in an amount that offsets the amount of such fee incurred by the participating Fund. For the period ended February 29, 2012, the total advisory fees waived are as follows:

Amount Paid
Bond Market Fund	$1,137
Intermediate Fund	875
High Yield Bond Fund	5,647

Boston Financial Data Services (“BFDS”) a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
High Yield Bond Fund	$2

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly-owned subsidiary of Russell Investment Management Company (“RIMCo”). The annual fee is based on the following percentages of the average daily net assets of all three of the Investment Company’s U.S. Fixed Income portfolios: $0 up to $1 billion — 0.0315%; over $1 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has adopted a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

Institutional Class

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder servicing agreement with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents.

Notes to Financial Statements	41

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

For the period ended February 29, 2012, each Institutional Class paid the following shareholder servicing expenses to the Agents:

			High Net Worth
	State Street	Global Markets	Services
Bond Market Fund	$1,131	$105	$37
Intermediate Fund	562	68	66
High Yield Bond Fund	1,689	690	172

The Institutional Class did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation.

Class R

The Investment Company has adopted a distribution plan for the Class R Shares pursuant to Rule 12b-1 (the “R Plan”) under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund’s average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries.

The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund’s average net asset value per year. Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the R plan to exceed 0.05% of the Funds’ average daily net assets per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect.

Under the R Plan, the Funds have adopted a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 29, 2012, the Bond Market Fund Class R paid $21 to Global Markets.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

42	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 29, 2012 were as follows:

	Bond Market	Intermediate	High Yield Bond
	Fund	Fund	Fund
Advisory fees	$8,159	$9,423	$26,089
Administration fees	3,332	3,456	5,230
Custodian Fees	7,931	4,927	5,167
Distribution fees	2,560	3,168	—
Shareholder servicing fees	2,961	5,682	7,760
Transfer agent fees	10,562	6,163	2,546
Trustee fees	2,395	2,249	2,619

	$37,900	$35,068	$49,411

5.	Fund Share Transactions

	(amounts in thousands)
	For the Periods Ended
	February 29, 2012		August 31, 2011
	Shares	Dollars	Shares	Dollars

Bond Market Fund
Institutional Class
Proceeds from shares sold	285	$2,566	863	$7,614
Proceeds from reinvestment of distributions	59	533	179	1,581
Payments for shares redeemed	(1,442)	(12,999)	(1,386)	(12,278)

	(1,098)	(9,900)	(344)	(3,083)

Class R
Proceeds from shares sold	—	3	6	54
Proceeds from reinvestment of distributions	—	2	1	8
Payments for shares redeemed	(30)	(272)	(5)	(46)

	(30)	(267)	2	16

Total net increase (decrease)	(1,128)	$(10,167)	(342)	$(3,067)

Intermediate Fund
Proceeds from shares sold	334	$3,058	1,508	$13,625
Proceeds from reinvestment of distributions	36	326	99	889
Payments for shares redeemed	(306)	(2,796)	(1,682)	(15,152)

Total net increase (decrease)	64	$588	(75)	$(638)

High Yield Bond Fund
Proceeds from shares sold	9,402	$74,491	19,919	$165,252
Proceeds from reinvestment of distributions	369	2,889	756	6,257
Payments for shares redeemed	(5,942)	(46,884)	(17,282)	(142,781)

Total net increase (decrease)	3,829	$30,496	3,393	$28,728

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but

Notes to Financial Statements	43

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended February 29, 2012, the Funds did not utilize the Interfund Lending Program.

7.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of February 29, 2012, there were no restricted securities held by a fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

8.	Dividends

On March 1, 2012, the Funds declared the following dividends from net investment income payable on March 7, 2012 to shareholders of record March 2, 2012.

Net Investment
Income
Bond Market Fund - Institutional Class	$0.0157
Bond Market Fund - Class R	0.0000
Intermediate Fund	0.0099
High Yield Bond Fund	0.0393

On April 2, 2012, the Funds declared the following dividends from net investment income payable on April 9, 2012 to shareholders of record April 3, 2012.

Net Investment
Income
Bond Market Fund - Institutional Class	$0.0215
Bond Market Fund - Class R	0.0084
Intermediate Fund	0.0126
High Yield Bond Fund	0.0444

9.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

44	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

10.	Subsequent Events

Management has evaluated events and transactions that may have occurred since February 29, 2012, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered, except for the following, which would require disclosure within the financial statements.

Effective on July 31, 2012 (the “Conversion Date”), the SSgA Funds will cease offering Class R shares and all shareholders holding Class R shares of an SSgA Fund will have their Class R shares automatically converted, pro rata, to Institutional Class shares of the same SSgA Fund.

Notes to Financial Statements	45

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information — February 29, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

46	Shareholder Requests for Additional Information

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers —
February 29, 2012 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Number of
			Principal Occupation(s)	Portfolios
	Position(s) Held		During Past 5 Years; and	in Fund	Other
Name,	with SSgA Funds;	Term	Other Relevant	Complex	Directorships Held
Age,	Length of	of	Experience, Attributes	Overseen	by Trustee
Address	Time Served	Office	and Skills(1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Virginia Tech Foundation Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institute and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	None

Disclosure of Information about Fund Trustees and Officers	47

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Number of
			Principal Occupation(s)	Portfolios
	Position(s) Held		During Past 5 Years; and	in Fund	Other
Name,	with SSgA Funds;	Term	Other Relevant	Complex	Directorships Held
Age,	Length of	of	Experience, Attributes	Overseen	by Trustee
Address	Time Served	Office	and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	20	None

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None

48	Disclosure of Information about Fund Trustees and Officers

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Number of
			Principal Occupation(s)	Portfolios
	Position(s) Held		During Past 5 Years; and	in Fund	Other
Name,	with SSgA Funds;	Term	Other Relevant	Complex	Directorships Held
Age,	Length of	of	Experience, Attributes	Overseen	by Trustee
Address	Time Served	Office	and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
• March 2001 to April 2002,
Chairman (1996 to March 2001,
President and Chief Executive
Officer), Cerulean Companies, Inc.
(holding company) (Retired);
• 1992 to March 2001, President and
Chief Executive Officer, Blue Cross
Blue Shield of Georgia (health
insurer, managed healthcare);
• 1998 to December 2008, Chairman,
Board Member and December 2008
to Present, Investment Committee
Member, Healthcare Georgia
Foundation (private foundation);
• September 2002 to Present, Lead
Director and Board Member,
Amerigroup Corp. (managed health
care);
• 1999 to Present, Board Member and
(since 2001) Investment Committee
Member, Woodruff Arts Center; and
• 2003 to 2009, Trustee, Gettysburg
College.
				20	None

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

Disclosure of Information about Fund Trustees and Officers	49

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age, and	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
• 2005 to Present, President (2001 to 2005, Principal), SSgA
Funds Management Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to
2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series
Trust, SPDR Index Shares Funds, State Street Master Funds and
State Street Institutional Investment Trust; President and Trustee,
Select Sector SPDR Trust; President and Principal Executive
Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
• Chief Operating Officer and Senior Managing Director,
SSgA Funds Management, Inc. (investment advisor);
• March 2011 to Present, Senior Managing Director (July 2007 to
March 2011, Managing Director; June 2006 to July 2007, Vice
President; 2000 to June 2006, Principal), State Street Global
Advisors; and
• Vice President, State Street Master Funds and State Street
Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
• 2009 to Present Head of North America Operations, Global
Operations, Russell Investments;
• 1998 to 2009, Director, Fund Administration, Russell
Investment Management Company, Russell Fund Services
Company, Russell Trust Company and Russell Financial
Services Company; and
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2012	Until successor is elected by Trustees
• 1999 to 2012 Assistant Secretary Russell Investment
Company and Russell Investment Funds;
• Associate General Counsel, Russell Investments;
• Secretary, Russell Investment Management Company,
Russell Fund Services Company and Russell Financial
Services, Inc.; and
• Secretary and Chief Legal Officer, Russell Investment
Company, Russell Investment Funds and Russell Exchange
Traded Funds Trust.

50	Disclosure of Information about Fund Trustees and Officers

SSgA
Fixed Income Funds
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Shawn C.D. Johnson
William L. Marshall
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Officers
James E. Ross, President, Chief Executive Officer and Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting Officer
Ellen M. Needham, Vice President
Jacqueline Angell, Chief Compliance Officer
Mary Beth Rhoden, Secretary and Chief Legal Officer
Ross E. Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant Treasurer
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center,
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP Exchange Place
Boston, Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	51

FISAR-02/12

MONEY MARKET FUNDS
Money Market Fund
U.S. Government Money Market Fund
Tax Free Money Market Fund

Semiannual Report
February 29, 2012

SSgA Funds
Money Market Funds
Semiannual Report
February 29, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA
Money Market Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,000.02	$1,023.52
Expenses Paid During Period*	$1.34	$1.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.27% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Money Market Fund	3

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SSgA
Money Market Fund
Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	% (#)	Maturity	$

Asset Backed Commercial Paper - 7.0%
Aspen Funding Corp. (λ)	50,000	0.300	03/02/12	50,000
Kells Funding LLC (λ)	75,000	0.520	03/08/12	74,992
Kells Funding LLC (λ)	75,000	0.410	03/16/12	74,987
Kells Funding LLC (λ)	25,000	0.460	04/04/12	24,989
Kells Funding LLC (λ)	40,000	0.540	04/25/12	39,967
Newport Funding Corp. (λ)	50,000	0.300	03/02/12	50,000
Solitaire Funding LLC (λ)	25,000	0.335	03/19/12	24,996
Solitaire Funding LLC (λ)	20,000	0.410	05/08/12	19,984

Total Asset Backed Commercial Paper (amortized cost $359,915)				359,915

Certificate of Deposit - 47.5%
Bank of Montreal (next reset date 04/10/12) (Ê)	25,000	0.632	12/05/12	25,000
Bank of Nova Scotia (next reset date 05/16/12) (Ê)	30,000	0.647	09/14/12	30,000
Bank of Tokyo - Mitsubishi	100,000	0.180	03/07/12	100,000
Bank of Tokyo - Mitsubishi	125,000	0.170	03/26/12	125,000
Barclays Bank (Ê)	150,000	0.434	03/02/12	150,000
Barclays Bank	75,000	0.370	03/26/12	75,000
Credit Suisse	75,000	0.400	04/12/12	75,000
Credit Suisse	40,000	0.400	04/13/12	40,000
Credit Suisse (next reset date 03/05/12)	51,000	0.414	12/05/12	51,000
Deutsche Bank AG (next reset date 03/05/12) (Ê)	50,000	0.462	04/03/12	50,000
Deutsche Bank AG	50,000	0.330	05/01/12	50,000
Deutsche Bank AG	25,000	0.370	05/24/12	25,000
DnB Bank ASA	23,000	0.400	04/13/12	23,000
ING Bank NV	25,000	0.450	03/12/12	25,000
ING Bank NV	50,000	0.520	04/02/12	50,000
ING Bank NV	75,000	0.560	05/03/12	75,000
ING Bank NV	50,000	0.560	05/07/12	50,000
Lloyds TSB Bank	100,000	0.390	03/12/12	100,000
Lloyds TSB Bank	50,000	0.390	03/13/12	50,000
Lloyds TSB Bank	50,000	0.370	03/26/12	50,000
National Australia Bank Ltd. (next reset date 03/05/12)	125,000	0.394	08/03/12	125,000
National Bank of Canada (next reset date 03/27/12) (Ê)	15,000	0.364	07/25/12	15,000
Nordea Bank AB	50,000	0.250	03/05/12	50,000
Nordea Bank AB	75,000	0.390	04/11/12	75,000
Rabobank Nederland NV (next reset date 03/02/12) (Ê)	100,000	0.364	04/02/12	100,000
Rabobank Nederland NV (next reset date 03/14/12) (Ê)	28,000	0.310	05/14/12	28,000
Rabobank Nederland NV (next reset date 03/14/12) (Ê)	28,000	0.320	05/14/12	28,000
Royal Bank of Scotland	7,000	0.390	03/26/12	7,000
Royal Bank of Scotland	7,000	0.460	04/16/12	7,000
Royal Bank of Scotland	6,000	0.500	04/23/12	6,000
Royal Bank of Scotland	7,000	0.520	05/01/12	7,000
Royal Bank of Scotland	25,000	0.510	05/07/12	25,000
Skandinaviska Enskilda Banken AB	85,000	0.470	03/06/12	85,000
Skandinaviska Enskilda Banken AB	70,000	0.470	03/09/12	70,000
Standard Chartered Bank	75,000	0.540	04/16/12	75,000
Standard Chartered Bank	105,000	0.540	04/19/12	105,000
Sumitomo Mitsui Banking Corp.	75,000	0.170	03/26/12	75,000
Svenska Handelsbanken AB	13,000	0.220	03/05/12	13,000

Money Market Fund	5

SSgA
Money Market Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	% (#)	Maturity	$
Svenska Handelsbanken AB	25,000	0.210	03/13/12	25,000
Swedbank AB	100,000	0.500	05/07/12	100,000
Toronto Dominion Bank (next reset date 05/02/12) (Ê)	13,000	0.542	02/04/13	13,000
UBS AG	25,000	0.380	03/12/12	25,000
UBS AG (next reset date 03/27/12) (Ê)	85,000	0.744	07/27/12	85,000
UBS AG (next reset date 04/30/12) (Ê)	85,000	0.811	07/30/12	85,000

Total Certificate of Deposit (amortized cost $2,448,000)				2,448,000

Financial Company Commercial Paper - 9.5%
Australia & New Zealand Banking Group Ltd. (next reset date 03/07/12) (Ê)(λ)	27,000	0.533	06/07/12	27,000
Australia & New Zealand Banking Group Ltd. (next reset date 03/08/12) (Ê)(λ)	21,000	0.540	06/08/12	21,000
DnB Bank ASA (λ)	19,000	0.406	04/18/12	18,990
DnB Bank ASA (next reset date 04/30/12) (Ê)(λ)	41,000	0.621	07/31/12	41,000
General Electric Capital Corp.	95,000	0.280	04/05/12	94,974
General Electric Co.	25,000	0.150	03/29/12	24,997
HSBC Bank PLC (Ê)(λ)	20,000	0.374	08/02/12	20,000
NRW Bank (λ)	70,000	0.243	03/12/12	69,995
NRW Bank (λ)	45,000	0.350	04/25/12	44,976
Sumitomo Mitsui Banking Corp. (λ)	50,000	0.183	03/07/12	49,999
Toyota Motor Credit Corp.	75,000	0.250	05/15/12	74,961

Total Financial Company Commercial Paper (amortized cost $487,892)				487,892

Other Note - 10.3%
Commonwealth Bank of Australia (next reset date 04/27/12) (Ê)(λ)	24,000	0.706	11/26/12	24,000
JP Morgan Chase Bank NA	202,000	0.010	03/01/12	202,000
Nordea Bank AB (next reset date 05/18/12) (Ê)(λ)	74,000	0.663	11/16/12	74,000
Rabobank Nederland NV (next reset date 05/16/12) (Ê)(λ)	80,000	0.637	12/14/12	80,000
Svenska Handelsbanken AB (Ê)(λ)	26,000	0.690	05/08/12	26,000
Svenska Handelsbanken AB (Ê)(λ)	100,000	0.595	05/16/12	100,000
Westpac Banking Corp. (next reset date 04/30/12) (Ê)	27,000	0.703	11/27/12	27,000

Total Other Note (amortized cost $533,000)				533,000

Total Investments - 74.3% (amortized cost $3,828,807)				3,828,807

Repurchase Agreements - 25.7% Government Agency Repurchase Agreement - 22.3%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated February 28, 2012 at 0.140% to be repurchased at $100,003 on March 6, 2012, collateralized by: $310,714 par various United States Government Agency Mortgage Obligations valued at $102,000				100,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $200,000 dated February 29, 2012 at 0.210% to be repurchased at $200,001 on March 1, 2012, collateralized by: $335,356 par various United States Government Agency Mortgage Obligations valued at $204,000				200,000

6	Money Market Fund

SSgA
Money Market Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $200,000 dated February 29, 2012 at 0.190% to be repurchased at $200,001 on March 1, 2012, collateralized by: $204,817 par various United States Government Agency Mortgage Obligations valued at $204,000	200,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated February 29, 2012 at 0.200% to be repurchased at $100,001 on March 1, 2012, collateralized by: $115,813 par various United States Government Agency Mortgage Obligations valued at $102,000	100,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $200,000 dated February 29, 2012 at 0.210% to be repurchased at $200,001 on March 1, 2012, collateralized by: $259,831 par various United States Government Agency Mortgage Obligations valued at $204,000	200,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 29, 2012 at 0.190% to be repurchased at $150,001 on March 1, 2012, collateralized by: $187,523 par various United States Government Agency Mortgage Obligations valued at $153,000	150,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $200,000 dated February 29, 2012 at 0.200% to be repurchased at $200,001 on March 1, 2012, collateralized by: $227,968 par various United States Government Agency Mortgage Obligations valued at $204,000	200,000

Total Government Agency Repurchase Agreement (identified cost $1,150,000)	1,150,000

Treasury Repurchase Agreement - 3.4%
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $125,199 dated February 29, 2012 at 0.170% to be repurchased at $125,200 on March 1, 2012, collateralized by: $111,879 par various United States Treasury Obligations valued at $127,703	125,199
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $50,000 dated February 29, 2012 at 0.170% to be repurchased at $50,000 on March 1, 2012, collateralized by: $48,229 par various United States Treasury Obligations valued at $51,000	50,000

Total Treasury Repurchase Agreement (identified cost $175,199)	175,199

Total Repurchase Agreements (identified cost $1,325,199)	1,325,199

Total Investments and Repurchase Agreements - 100.0%* (cost $5,154,006) (†)	5,154,006

Other Assets and Liabilities, Net - (0.0%)	(160)

Net Assets - 100.0%	5,153,846

See accompanying notes which are an integral part of the financial statements.

Money Market Fund	7

SSgA
Money Market Fund

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

% of
Net
Categories	Assets
Asset Backed Commercial Paper	7.0
Certificates of Deposit	47.5
Financial Company Commercial Paper	9.5
Other Notes	10.3
Repurchase Agreements	25.7

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(— )**

100.0

**	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

8	Money Market Fund

SSgA
U.S. Government Money Market Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,000.00	$1,024.52
Expenses Paid During Period*	$0.35	$0.35

*	Expenses are equal to the Fund’s annualized expense ratio of 0.07% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

U.S. Government Money Market Fund	9

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U.S. Government Money Market Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	% (#)	Maturity	$

Government Agency Debt - 59.8%
Federal Home Loan Bank	43,935	0.065	04/09/12	43,932
Federal Home Loan Bank	10,000	0.090	04/25/12	9,999
Federal Home Loan Bank	27,142	0.075	05/04/12	27,138
Federal Home Loan Bank	18,830	0.080	05/04/12	18,827
Federal Home Loan Bank	18,808	0.080	05/09/12	18,805
Federal Home Loan Bank	29,000	0.095	05/09/12	28,995
Federal Home Loan Bank	21,000	0.135	05/11/12	20,994
Federal Home Loan Bank	27,000	0.140	05/16/12	26,992
Federal Home Loan Bank	22,000	0.150	05/16/12	21,993
Federal Home Loan Bank	16,000	0.152	05/16/12	15,995
Federal Home Loan Bank	21,922	0.050	05/18/12	21,920
Federal Home Loan Bank	23,000	0.105	05/18/12	22,995
Federal Home Loan Bank	14,000	0.090	05/23/12	13,997
Federal Home Loan Bank	32,000	0.070	06/20/12	31,993
Federal Home Loan Bank	9,574	0.080	07/18/12	9,571
Federal Home Loan Bank	45,770	0.080	07/20/12	45,756
Federal Home Loan Bank	19,000	0.080	07/25/12	18,994
Federal Home Loan Bank	11,000	0.150	07/25/12	10,993
Federal Home Loan Bank	11,000	0.125	08/08/12	10,994
Federal Home Loan Bank	27,000	0.170	08/15/12	26,979
Federal Home Loan Mortgage Corp.	52,116	0.040	03/21/12	52,115
Federal Home Loan Mortgage Corp. (next reset date 03/04/12) (Ê)	53,000	0.234	04/03/12	53,001
Federal Home Loan Mortgage Corp.	13,473	0.050	04/09/12	13,472
Federal Home Loan Mortgage Corp.	56,434	0.075	05/07/12	56,426
Federal Home Loan Mortgage Corp.	39,291	0.080	05/08/12	39,285
Federal Home Loan Mortgage Corp. (next reset date 03/11/12) (Ê)	77,000	0.233	05/11/12	77,005
Federal Home Loan Mortgage Corp.	24,641	0.075	05/14/12	24,637
Federal Home Loan Mortgage Corp.	18,164	0.050	05/16/12	18,162
Federal Home Loan Mortgage Corp.	11,503	0.060	06/01/12	11,501
Federal Home Loan Mortgage Corp.	22,477	0.060	06/11/12	22,473
Federal Home Loan Mortgage Corp.	36,430	0.060	06/18/12	36,423
Federal Home Loan Mortgage Corp.	21,000	0.105	06/26/12	20,993
Federal Home Loan Mortgage Corp.	5,000	0.125	07/02/12	4,998
Federal Home Loan Mortgage Corp.	26,822	0.080	07/09/12	26,814
Federal Home Loan Mortgage Corp.	13,916	0.080	07/16/12	13,912
Federal Home Loan Mortgage Corp.	39,045	0.080	07/23/12	39,033
Federal Home Loan Mortgage Corp.	8,842	0.085	07/23/12	8,839
Federal Home Loan Mortgage Corp.	20,000	0.125	07/30/12	19,990
Federal Home Loan Mortgage Corp.	28,000	0.140	07/30/12	27,984
Federal National Mortgage Assoc.	40,000	0.070	03/28/12	39,998
Federal National Mortgage Assoc.	200,000	0.030	04/02/12	199,995
Federal National Mortgage Assoc.	57,082	0.030	04/23/12	57,079
Federal National Mortgage Assoc.	22,451	0.050	05/09/12	22,449
Federal National Mortgage Assoc.	24,731	0.075	05/09/12	24,727
Federal National Mortgage Assoc.	10,721	0.080	05/09/12	10,719
Federal National Mortgage Assoc.	37,541	0.075	05/16/12	37,535
Federal National Mortgage Assoc.	31,380	0.050	05/21/12	31,376
Federal National Mortgage Assoc.	19,741	0.085	05/23/12	19,737
Federal National Mortgage Assoc.	7,627	0.060	06/06/12	7,626
Federal National Mortgage Assoc.	124,750	0.059	06/18/12	124,727

U.S. Government Money Market Fund	11

SSgA
U.S. Government Money Market Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	% (#)	Maturity	$
Federal National Mortgage Assoc.	11,000	0.150	06/25/12	10,995
Federal National Mortgage Assoc.	11,000	0.120	07/11/12	10,995
Federal National Mortgage Assoc.	89,283	0.085	07/18/12	89,254
Federal National Mortgage Assoc.	36,000	0.125	07/18/12	35,983
Federal National Mortgage Assoc.	17,000	0.130	07/25/12	16,991
Federal National Mortgage Assoc.	16,000	0.150	07/25/12	15,990

Total Government Agency Debt (amortized cost $1,771,101)				1,771,101

Treasury Debt - 2.9%
U.S. Treasury Note	28,106	0.061	04/30/12	28,150
U.S. Treasury Note	57,000	0.157	08/15/12	58,102

Total Treasury Debt (amortized cost $86,252)				86,252

Total Investments - 62.7% (amortized cost $1,857,353)				1,857,353

Repurchase Agreements - 37.3%
Government Agency Repurchase Agreement - 27.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated February 28, 2012 at 0.130% to be repurchased at $250,006 on March 6, 2012, collateralized by: $251,166 par various United States Government Agency Obligations valued at $255,000				250,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $75,000 dated February 29, 2012 at 0.200% to be repurchased at $75,000 on March 1, 2012, collateralized by: $76,529 par various United States Government Agency Obligations valued at $76,500				75,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated February 29, 2012 at 0.180% to be repurchased at $125,001 on March 1, 2012, collateralized by: $122,782 par various United States Government Agency Obligations valued at $127,500				125,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated February 29, 2012 at 0.180% to be repurchased at $125,001 on March 1, 2012, collateralized by: $127,002 par various United States Government Agency Obligations valued at $127,503				125,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated February 29, 2012 at 0.200% to be repurchased at $125,001 on March 1, 2012, collateralized by: $127,520 par various United States Government Agency Obligations valued at $127,502				125,000

12	U.S. Government Money Market Fund

SSgA
U.S. Government Money Market Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	% (#)	Maturity	$
Agreement with UBS AG and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated February 29, 2012 at 0.180% to be repurchased at $125,001 on March 1, 2012, collateralized by: $125,084 par various United States Government Agency Obligations valued at $127,501				125,000

Total Government Agency Repurchase Agreement (identified cost $825,000)				825,000

Treasury Repurchase Agreement - 9.4%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $29,000 dated February 29, 2012 at 0.190% to be repurchased at $29,000 on March 1, 2012, collateralized by: $22,760 par various United States Treasury Obligations valued at $29,580				29,000
Agreement with Credit Suisse Securities, LLC and JPMorgan Chase & Co. (Tri-Party) of $125,000 dated February 28, 2012 at 0.150% to be repurchased at $125,001 on March 1, 2012, collateralized by: $119,905 par various United States Treasury Obligations valued at $127,503				125,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated February 29, 2012 at 0.170% to be repurchased at $125,001 on March 1, 2012, collateralized by: $124,405 par various United States Treasury Obligations valued at $127,500				125,000

Total Treasury Repurchase Agreement (identified cost $279,000)				279,000

Total Repurchase Agreements (identified cost $1,104,000)				1,104,000

Total Investments and Repurchase Agreements - 100.0%* (cost $2,961,353) (†)				2,961,353

Other Assets and Liabilities, Net - 0.0%				1,397

Net Assets - 100.0%				2,962,750

See accompanying notes which are an integral part of the financial statements.

U.S. Government Money Market Fund	13

SSgA
U.S. Government Money Market Fund

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

% of
Net
Categories	Assets
Government Agency Debt	59.8
Treasury Debt	2.9
Repurchase Agreements	37.3

Total Investments	100.0
Other Assets and Liabilities, Net	— **

100.0

**	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

14	U.S. Government Money Market Fund

SSgA
Tax Free Money Market Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,000.00	$1,024.42
Expenses Paid During Period*	$0.45	$0.45

*	Expenses are equal to the Fund’s annualized expense ratio of 0.09% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Tax Free Money Market Fund	15

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SSgA
Tax Free Money Market Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Date	Market
	Amount ($)	Rate	Next Reset	of	Value
	or Shares	% (#)	Date	Maturity	$

Variable Rate Demand Note - 81.4%

Arizona - 5.0%
Arizona Health Facilities Authority Revenue Bonds, Weekly demand (mu)(Ê)	1,865	0.100	03/07/12	01/01/35	1,865

California - 10.8%
Bay Area Toll Authority Revenue Bonds, Weekly demand (mu)(Ê)	1,000	0.100	03/07/12	04/01/45	1,000
Metropolitan Water District of Southern California Revenue Bonds, Weekly demand (Ê)	2,000	0.110	03/07/12	07/01/23	2,000
Orange County Water District Certificate Of Participation, Weekly demand (mu)(Ê)	1,000	0.130	03/07/12	08/01/42	1,000

					4,000

Colorado - 1.9%
Colorado Housing & Finance Authority Revenue Bonds, Weekly demand (Ê)	685	0.140	03/07/12	05/01/34	685

Delaware - 5.2%
University of Delaware Revenue Bonds, Weekly demand (Ê)	1,935	0.150	03/01/12	11/01/35	1,935

Indiana - 4.1%
City of Indianapolis Indiana Revenue Bonds, Weekly demand (Ê)	1,500	0.150	03/07/12	05/15/38	1,500

Kansas - 4.7%
Kansas State Department of Transportation Revenue Bonds, Weekly demand (Ê)	1,750	0.120	03/07/12	09/01/19	1,750

Maryland - 1.4%
County of Montgomery Maryland General Obligation Unlimited, Weekly demand (Ê)	500	0.090	03/01/12	06/01/26	500

Massachusetts - 11.3%
Massachusetts Bay Transportation Authority Revenue Bonds, Weekly demand (Ê)	2,000	0.130	03/07/12	07/01/21	2,000
Massachusetts Department of Transportation Revenue Bonds, Weekly demand (Ê)	1,000	0.120	03/07/12	01/01/39	1,000
University of Massachusetts Building Authority Revenue Bonds, Weekly demand (Ê)	1,180	0.180	03/07/12	05/01/38	1,180

					4,180

Missouri - 2.7%
Missouri Development Finance Board Revenue Bonds, Weekly demand (Ê)	1,000	0.100	03/01/12	12/01/33	1,000

North Carolina - 6.8%
City of Charlotte North Carolina Certificate Of Participation, Weekly demand (Ê)	1,000	0.200	03/07/12	06/01/33	1,000
State of North Carolina General Obligation Unlimited, Weekly demand (Ê)	1,500	0.100	03/07/12	05/01/21	1,500

					2,500

Oregon - 3.2%
Oregon State Facilities Authority Revenue Bonds, Weekly demand (mu)(Ê)	1,170	0.120	03/07/12	11/01/28	1,170

Tax Free Money Market Fund	17

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Date	Market
	Amount ($)	Rate	Next Reset	of	Value
	or Shares	% (#)	Date	Maturity	$

Rhode Island - 2.8%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Weekly demand (mu)(Ê)	1,045	0.120	03/07/12	06/01/35	1,045

South Carolina - 4.5%
City of North Charleston South Carolina Tax Allocation, Weekly demand (Ê)	1,660	0.140	03/07/12	09/01/37	1,660

Texas - 2.7%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Weekly demand (mu)(Ê)	1,000	0.140	03/07/12	08/15/46	1,000

Utah - 2.7%
County of Utah Revenue Bonds, Weekly demand (Ê)	1,000	0.130	03/07/12	05/15/35	1,000

Washington - 6.2%
Tulalip Tribes of the Tulalip Reservation Revenue Bonds, Weekly demand (mu)(Ê)	2,000	0.150	03/07/12	06/01/19	2,000
Washington State Housing Finance Commission Revenue Bonds, Weekly demand (mu)(Ê)	300	0.210	03/07/12	02/01/44	300

					2,300

Wisconsin - 5.4%
Wisconsin Housing & Economic Development Authority Revenue Bonds, Weekly demand (Ê)	2,000	0.120	03/07/12	09/01/33	2,000

Total Variable Rate Demand Note (cost $30,090)					30,090

Investment Company - 18.6%
AIM Tax Free Cash Reserve Money Market Fund	6,889,000				6,889

Total Investment Company (cost $6,889)					6,889

Total Investments - 100.0%* (cost $36,979)					36,979

Other Assets and Liabilities, Net - (0.0%)					(16)

Net Assets - 100.0%					36,963

See accompanying notes which are an integral part of the financial statements.

18	Tax Free Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Quality Ratings as a % of Value

AAA	41%
AA	36
A	4
NR	19

100%

Economic Sector Emphasis as a of % of Value

General Obligation	21%
Transportation	17
Education Revenue	16
Health Care Revenue	15
Housing Revenue	14
Water and Sewer Revenue	9
Development Revenue	5
Other Revenue	3

100%

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

% of
Net
Categories	Assets
Arizona	5.0
California	10.8
Colorado	1.9
Delaware	5.2
Indiana	4.1
Kansas	4.7
Maryland	1.4
Massachusetts	11.3
Missouri	2.7
North Carolina	6.8
Oregon	3.2
Rhode Island	2.8
South Carolina	4.5
Texas	2.7
Utah	2.7
Washington	6.2
Wisconsin	5.4
Investment Company	18.6

Total Investments	100.0
Other Assets and Liabilities, Net	— **

100.0

**	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund	19

SSgA
Money Market Funds

Notes to Schedules of Investments — February 29, 2012 (Unaudited)

Footnotes

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(mu)	is insured by a guarantor.
(†)	The identified cost for Federal income tax purposes.
(λ)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.

20	Notes to Schedules of Investments

SSgA
Money Market Funds

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	Money	U.S. Government
Amounts in thousands	Market Fund	Money Market Fund	Tax Free Money Market Fund

Assets
Investments, at identified cost	$3,828,807	$1,857,353	$36,979

Investments at amortized cost which approximates value	3,828,807	1,857,353	36,979
Repurchase agreements at cost which approximates value	1,325,199	1,104,000	—
Cash	260	962	—
Receivables:
Dividends and interest	1,124	222	6
Fund shares sold	3	418	—
From advisor	67	414	42
Prepaid expenses	134	68	14

Total assets	5,155,594	2,963,437	37,041

Liabilities
Payables:
Accrued fees to affiliates	1,630	652	50
Other accrued expenses	98	35	28
Income distribution	20	—	—

Total liabilities	1,748	687	78

Net Assets	$5,153,846	$2,962,750	$36,963

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$60	$—	$—
Accumulated net realized gain (loss)	106	(24)	(170)
Shares of beneficial interest	5,154	2,963	37
Additional paid-in capital	5,148,526	2,959,811	37,096

Net Assets	$5,153,846	$2,962,750	$36,963

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$1.00	$1.00	$1.00
Net assets	$5,153,846,010	$2,962,749,539	$36,962,754
Shares outstanding ($.001 par value)	5,153,683,749	2,962,831,545	36,946,085

(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	21

SSgA
Money Market Funds

Statements of Operations — For the Period Ended February 29, 2012 (Unaudited)

	Money	U.S. Government	Tax Free Money
Amounts in thousands	Market Fund	Money Market Fund	Market Fund

Investment Income
Dividends	$—	$—	$4
Interest	7,586	1,425	25

Total investment income	7,586	1,425	29

Expenses
Advisory fees	6,924	4,754	80
Administrative fees	870	587	24
Custodian fees	412	261	15
Distribution fees	680	355	6
Transfer agent fees	44	27	17
Professional fees	64	40	16
Registration fees	14	16	9
Shareholder servicing fees	1,949	1,294	39
Trustees’ fees	114	61	7
Insurance fees	72	36	1
Printing fees	76	21	1
Rating fees	14	13	13
Miscellaneous	19	11	2

Expenses before reductions	11,252	7,476	230
Expense reductions	(3,805)	(6,051)	(201)

Net expenses	7,447	1,425	29

Net investment income (loss)	139	—	—

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	42	4	—

Net Increase (Decrease) in Net Assets from Operations	$181	$4	$—

See accompanying notes which are an integral part of the financial statements.

22	Statements of Operations

SSgA
Money Market Funds

Statements of Changes in Net Assets — For the Periods Ended

	Money		U.S. Government		Tax Free Money
	Market Fund		Money Market Fund		Market Fund
	Period Ended		Period Ended		Period Ended
	February 29, 2012	Fiscal Year Ended	February 29, 2012	Fiscal Year Ended	February 29, 2012	Fiscal Year Ended
Amounts in thousands	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$139	$376	$—	$—	$—	$—
Net realized gain (loss)	42	64	4	—	—	—

Net increase (decrease) in net assets from operations	181	440	4	—	—	—

Distributions
From net investment income	(139)	(376)	—	—	—	—

Net decrease in net assets from distributions	(139)	(376)	—	—	—	—

Share Transactions
Net increase (decrease) in net assets from share transactions	(1,481,381)	(384,542)	(1,506,795)	977,573	(35,010)	(33,596)

Total Net Increase (Decrease) in Net Assets	(1,481,339)	(384,478)	(1,506,791)	977,573	(35,010)	(33,596)

Net Assets
Beginning of period	6,635,185	7,019,663	4,469,541	3,491,968	71,973	105,569

End of period	$5,153,846	$6,635,185	$2,962,750	$4,469,541	$36,963	$71,973

Undistributed (overdistributed) net investment income included in net assets	$60	$60	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	23

SSgA
Money Market Funds

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$	$	$		$	$	$
	Net Asset Value,	Net	Net Realized		Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized		Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)		Operations	Investment Income	Realized Gain
Money Market Fund

February 29, 2012(1)	1.0000	— (b)	—	(b)	— (b)	— (b)	—
August 31, 2011	1.0000	.0001	—	(b)	.0001	(.0001)	—
August 31, 2010	1.0000	.0002	—	(b)	.0002	(.0002)
August 31, 2009	1.0000	.0080	.0006		.0086	(.0084)	(.0002)
August 31, 2008	1.0000	.0339	.0004		.0343	(.0343)	—
August 31, 2007	1.0000	.0497	—		.0497	(.0497)	—

U.S. Government Money Market Fund

February 29, 2012 (1)	1.0000	—	—		—	—	—
August 31, 2011	1.0000	—	—		—	—	—
August 31, 2010	1.0000	— (b)	—		— (b)	— (b)	—
August 31, 2009	1.0000	.0028	.0012		.0040	(.0040)	—
August 31, 2008	1.0000	.0308	—		.0308	(.0308)	—
August 31, 2007	1.0000	.0489	—		.0489	(.0489)	—

Tax Free Money Market Fund

February 29, 2012 (1)	1.0000	—	—		—	—	—
August 31, 2011	1.0000	—	—		—	—	—
August 31, 2010	1.0000	—	—	(b)	— (b)	—	—
August 31, 2009	1.0000	.0137	(.0036)		.0101	(.0101)	—
August 31, 2008	1.0000	.0250	(.0017)		.0233	(.0233)	—
August 31, 2007	1.0000	.0310	—	(b)	.0310	(.0310)	—

(1)	For the six months ended February 29, 2012 (unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Less than $.0001 per share.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(d)	Includes expenses related to the U.S. Treasury Guarantee Program.
(e)	Less than .005% of average net assets.

See accompanying notes which are an integral part of the financial statements.

24	Financial Highlights

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average
Distributions	Period	Return(b)(c)	(000)	Net(c)	Gross(e)	Net Assets(c)

— (b)	1.0000	—	5,153,846	.27	.41	.01
(.0001)	1.0000	.01	6,635,185	.31	.38	.01
(.0002)	1.0000	.02	7,019,663	.32	.39	.02
(.0086)	1.0000	.86	8,599,276	.41 (d)	.41	.80
(.0343)	1.0000	3.48	7,407,992	.39	.39	3.39
(.0497)	1.0000	5.08	7,774,602	.40	.42	4.97

—	1.0000	—	2,962,750	.07	.39	—
—	1.0000	—	4,469,541	.16	.39	—
— (b)	1.0000	—	3,491,968	.20	.37	— (e)
(.0040)	1.0000	.40	4,308,697	.35	.38	.28
(.0308)	1.0000	3.12	2,148,495	.37	.37	3.04
(.0489)	1.0000	5.00	1,607,878	.42	.42	4.89

—	1.0000	—	36,963	.09	.72	—
—	1.0000	—	71,973	.20	.69	—
—	1.0000	—	105,569	.24	.59	—
(.0101)	1.0000	1.01	96,563	.53 (d)	.55	1.36
(.0233)	1.0000	2.35	342,319	.46	.46	2.49
(.0310)	1.0000	3.14	463,266	.52	.53	3.09

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	25

SSgA
Money Market Funds

Notes to Financial Statements — February 29, 2012 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 29, 2012. These financial statements report on three funds: the SSgA Money Market Fund, SSgA U.S. Government Money Market Fund and SSgA Tax Free Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/ amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than a price the Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

26	Notes to Financial Statements

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities’ valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 29, 2012, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2008 through August 31, 2010, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements	27

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

At February 29, 2012, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first, as follows:

	Expiration Year
	8/31/2012	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Total
Money Market Fund	$—	$—	$—	$—	$—	$—	$—	$—	$—
U.S. Government Money Market Fund	16,922	8,920	2,635	—	—	—	—	—	28,477
Tax Free Money Market Fund	—	—	13,781	41,331	—	115,383	—	—	170,495

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and U.S. GAAP.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to capital loss carryforwards. For the period ended February 29, 2012, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

28	Notes to Financial Statements

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

3.	Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to an Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.25% of their daily net assets.

The Advisor has contractually agreed to waive up to the full amount of the Money Market Fund’s advisory fee and reimburse the Fund for all expenses in excess of 0.40% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the waiver for the period ended February 29, 2012 was $174,742. There were no reimbursements for the period ended February 29, 2012.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Advisor may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended February 29, 2012, the Advisor voluntarily waived $3,630,501, $4,754,051 and $79,457 on the Money Market Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund, respectively. Reimbursements totaled $1,296,562 and $121,549 for the U.S. Government Money Market Fund and Tax Free Money Market Fund, respectively. There is no guarantee that a Fund will be able to avoid a negative yield.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

Boston Financial Data Services (“BFDS”) a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the period ended February 29, 2012, the Funds’ custodian fees were not reduced under these arrangements.

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly-owned subsidiary of Russell Investment Management Company (“RIMCo”). The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company’s money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has adopted a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the “Distributor”), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

Notes to Financial Statements	29

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”), High Net Worth Services Division of State Street (“High Net Worth Services”) and Wealth Management Systems (collectively, the “Agents”), as well as several unaffiliated service providers. For these services, each Fund pays 0.025% to State Street, and a maximum of 0.175% to each of the Agents, based on the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 29, 2012, each Fund paid the following shareholder servicing expenses to the Agents:

			Fiduciary	High Net	Wealth
			Investors	Worth	Management
	State Street	Global Markets	Services	Services	Systems
Money Market Fund	$641,822	$567,165	$556	$177,046	$172,845
U.S. Government Money Market Fund	473,655	115,960	—	642,615	61,606
Tax Free Money Market Fund	7,833	2,451	—	10,671	18,411

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Funds’ shareholders have the right, however, to terminate the Plan and all payments there under at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 29, 2012 were as follows:

		U.S. Government
	Money	Money	Tax Free Money
	Market Fund	Market Fund	Market Fund
Advisory fees	$715,443	$236,193	$22,973
Administration fees	130,289	85,541	3,570
Custodian Fees	104,808	35,669	3,261
Distribution fees	—	15,643	—
Shareholder servicing fees	600,208	242,349	11,958
Transfer agent fees	15,028	5,374	5,095
Trustee fees	63,750	30,831	3,042

	$1,629,526	$651,600	$49,899

30	Notes to Financial Statements

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

4.	Fund Share Transactions (On a Constant Dollar Basis)

	(amounts in thousands)
	For the Periods Ended
	February 29, 2012	August 31, 2011
	On a Constant Dollar Basis	On a Constant Dollar Basis
Money Market Fund
Proceeds from shares sold	$23,637,784	$64,904,841
Proceeds from reinvestment of distributions	70	279
Payments for shares redeemed	(25,119,235)	(65,289,662)

Total net increase (decrease)	$(1,481,381)	$(384,542)

U.S. Government Money Market Fund
Proceeds from shares sold	$20,626,512	$34,852,512
Proceeds from reinvestment of distributions	—	6
Payments for shares redeemed	(22,133,307)	(33,874,945)

Total net increase (decrease)	$(1,506,795)	$977,573

Tax Free Money Market Fund
Proceeds from shares sold	$211,019	$674,934
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(246,029)	(708,530)

Total net increase (decrease)	$(35,010)	$(33,596)

5.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. Interest Income on the Statement of Operations for the Money Market Fund includes $516 received from the Interfund Lending Program for the period ended February 29, 2012.

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended February 29, 2012, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

Notes to Financial Statements	31

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

7.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

8.	Subsequent Events

Management has evaluated events and transactions that may have occurred since February 29, 2012, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review, the following items were noted to require disclosure within the financial statements.

The Board has approved a Plan of Liquidation and Termination (the “Plan”) with respect to the SSgA Tax Free Money Market Fund, pursuant to which the Fund is expected to be liquidated and terminated on or prior to May 15, 2012 (the “Liquidation Date”). During the period between the effective date of the Plan and the Liquidation Date, the Fund will engage in business and activities solely for the purposes of winding up its business and affairs and making a distribution of its assets to shareholders, and may not pursue or achieve its investment objective.

The Fund ceased the sale of its shares to new investors at the close of business on February 3, 2012; however, shares of the Fund may continue to be offered through intermediaries that currently have relationships with the Funds and to current shareholders having accounts directly with the Funds. Effective upon the close of business on April 30, 2012, the Fund will no longer accept orders from existing shareholders to purchase additional shares. Current shareholders of the Fund may, consistent with the requirements set forth in the Prospectus, redeem or exchange their shares into shares of the same class of other SSgA Funds at any time prior to the Liquidation Date.

Prior to the Liquidation Date, the Fund will discontinue payments of any 12b-1 distribution fees.

At or immediately prior to the Liquidation Date, the Fund shall, if necessary, have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Fund all of the Fund’s investment company taxable income for taxable years ending at or prior to the Liquidation Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending at or prior to the Liquidation Date (after reduction for any capital loss carry-forward) and any additional amounts necessary to avoid any excise tax for such periods.

32	Notes to Financial Statements

SSgA
Money Market Funds

Shareholder Requests for Additional Information — February 29, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	33

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 29, 2012 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

				Number of
	Position(s) Held			Portfolios	Other
Name,	with SSgA Funds;	Term	Principal Occupation(s)	in Fund Complex	Directorships Held
Age,	Length of	of	During Past 5 Years; and	Overseen	by Trustee
Address	Time Served	Office	Other Relevant Experience, Attributes and Skills(1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Virginia Tech Foundation Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institute and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	None

34	Disclosure of Information about Fund Trustees and Officers

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

				Number of
				Portfolios
	Position(s) Held		Principal Occupation(s)	in Fund	Other
Name,	with SSgA Funds;	Term	During Past 5 Years; and	Complex	Directorships Held
Age,	Length of	of	Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEE (continued)
William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	20	None

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None

Disclosure of Information about Fund Trustees and Officers	35

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Number of
Portfolios
	Position(s) Held		Principal Occupation(s)	in Fund	Other
Name,	with SSgA Funds;	Term	During Past 5 Years; and	Complex	Directorships Held
Age,	Length of	of	Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEE (continued)

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
• March 2001 to April 2002, Chairman (1996 to March 2001, President and
Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
• 1992 to March 2001, President and Chief Executive Officer, Blue Cross
Blue Shield of Georgia (health insurer, managed healthcare);
• 1998 to December 2008, Chairman, Board Member and December 2008 to
Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation);
• September 2002 to Present, Lead Director and Board Member, Amerigroup
Corp. (managed health care);
• 1999 to Present, Board Member and (since 2001) Investment Committee
Member, Woodruff Arts Center; and
• 2003 to 2009, Trustee, Gettysburg College.
				20	None

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

36	Disclosure of Information about Fund Trustees and Officers

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age, and	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds, State Street Master Funds and State Street Institutional Investment Trust; President and Trustee, Select Sector SPDR Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust
(registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
• Chief Operating Officer and Senior Managing Director, SSgA Funds Management, Inc. (investment advisor);
• March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and
• Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
• 2009 to Present Head of North America Operations, Global Operations, Russell Investments;
• 1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell
Fund Services Company, Russell Trust Company and Russell Financial Services Company; and
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2012	Until successor is elected by Trustees
• 1999 to 2012 Assistant Secretary Russell Investment Company and Russell Investment Funds;
• Associate General Counsel, Russell Investments;
• Secretary, Russell Investment Management Company, Russell Fund Services Company and Russell Financial Services, Inc.; and
• Secretary and Chief Legal Officer, Russell Investment Company, Russell Investment Funds and Russell Exchange Traded Funds Trust.

Disclosure of Information about Fund Trustees and Officers	37

SSgA
Money Market Funds
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Shawn C.D. Johnson
William L. Marshall
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Officers
James E. Ross, President, Chief Executive Offices and Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting Officer
Ellen M. Needham, Vice President
Jacqueline Angell, Chief Compliance Officer
Mary Beth Rhoden, Secretary and Chief Legal Officer
Ross E. Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant Treasurer
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP Exchange Place
Boston, Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

38	Fund Management and Service Providers

MMSAR-02/12

S&P 500 INDEX FUND

Semiannual Report
February 29, 2012

SSgA Funds
S&P 500 Index Fund
Semiannual Report
February 29, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA
S&P 500 Index Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,132.34	$1,023.97
Expenses Paid During Period*	$0.95	$0.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.18% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

S&P 500 Index Fund	3

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SSgA
S&P 500 Index Fund

Presentation of Master Portfolio Holdings — February 29, 2012 (Unaudited)

Amounts in thousands
% of
Master
Portfolio
Net
Categories	Assets
Consumer Discretionary	11.2
Consumer Staples	10.5
Energy	11.9
Financials	14.8
Health Care	10.9
Industrials	10.8
Information Technology	18.6
Materials	3.7
Telecommunication Services	2.7
Utilities	3.4
U.S. Government Securities	0.1
Money Market Funds	1.3

Total Investments	99.9
Other Assets and Liabilities, Net	0.1

100.0

Futures Contracts	— *

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

S&P 500 Index Fund	5

SSgA
S&P 500 Index Fund

Statement of Assets and Liabilities — February 29, 2012 (Unaudited)

Amounts in thousands	S&P 500 Index Fund

Assets
Investments in Master Portfolio, at value	$1,142,826
Receivables:
Fund shares sold	887
Prepaid expenses	15

Total assets	1,143,728

Liabilities
Payables:
Fund shares redeemed	5,861
Accrued fees to affiliates	246
Other accrued expenses	46

Total liabilities	6,153

Net Assets	$1,137,575

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,810
Accumulated net realized gain (loss) allocated from Master Portfolio	(133,138)
Unrealized appreciation (depreciation) allocated from Master Portfolio:
Portfolio on:
Investments	585,585
Futures contracts	2,156
Shares of beneficial interest	51
Additional paid-in capital	677,111

Net Assets	$1,137,575

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$22.52
Net assets	$1,137,575,007
Shares outstanding ($.001 par value)	50,511,657

(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

6	Statement of Assets and Liabilities

SSgA
S&P 500 Index Fund

Statement of Operations — For the Period Ended February 29, 2012 (Unaudited)

Amounts in thousands	S&P 500 Index Fund

Investment Income Allocated From Master Portfolio
Dividends	$12,532
Interest	9
Expenses	(272)

Total investment income allocated from Master Portfolio	12,269

Expenses
Administrative fees	173
Custodian fees	9
Distribution fees	274
Transfer agent fees	103
Professional fees	22
Registration fees	27
Shareholder servicing fees	194
Trustees’ fees	25
Insurance fees	12
Printing fees	31
Miscellaneous	6

Expenses before reductions	876
Expense reductions	(122)

Net Fund Level expenses	754

Net investment income (loss)	11,515

Net Realized and Unrealized Gain (Loss) Allocated from Master Portfolio
Net realized gain (loss) on:
Investments	31,935
Futures contracts	1,120

Net realized gain (loss)	33,055

Net change in unrealized appreciation (depreciation) on:
Investments	96,078
Futures contracts	2,070

Net change in unrealized appreciation (depreciation)	98,148

Net realized and unrealized gain (loss)	131,203

Net Increase (Decrease) in Net Assets from Operations	$142,718

See accompanying notes which are an integral part of the financial statements.

Statement of Operations	7

SSgA
S&P 500 Index Fund

Statements of Changes in Net Assets — For the Periods Ended

	S&P 500 Index Fund
	Period Ended	Fiscal Year
	February 29, 2012	Ended
Amounts in thousands	(Unaudited)	August 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$11,515	$23,603
Net realized gain (loss)	33,055	30,906
Net change in unrealized appreciation (depreciation)	98,148	184,640

Net increase (decrease) in net assets from operations	142,718	239,149

Distributions
From net investment income	(11,085)	(24,425)

Net decrease in net assets from distributions	(11,085)	(24,425)

Share Transactions
Net increase (decrease) in net assets from share transactions	(120,543)	(334,379)

Total Net Increase (Decrease) in Net Assets	11,090	(119,655)

Net Assets
Beginning of period	1,126,485	1,246,140

End of period	$1,137,575	$1,126,485

Undistributed (overdistributed) net investment income included in net assets	$5,810	$5,380

See accompanying notes which are an integral part of the financial statements.

8	Statements of Changes in Net Assets

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SSgA
S&P 500 Index Fund

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income
S&P 500 Index Fund

February 29, 2012*	20.09	.21	2.42	2.63	(.20)
August 31, 2011	17.31	.38	2.78	3.16	(.38)
August 31, 2010	16.83	.33	.48	.81	(.33)
August 31, 2009	21.17	.37	(4.30)	(3.93)	(.41)
August 31, 2008	24.33	.45	(3.17)	(2.72)	(.44)
August 31, 2007	21.53	.43	2.79	3.22	(.42)

*	For the six months ended February 29, 2012 (Unaudited)
(a)	Average daily shares outstanding were used for this calculation.
(b)	Expense ratios include the Fund’s share of the Master Portfolio’s allocated expenses.
(c)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(d)	Unaudited.
(e)	Periods less than one year are not annualized.
(f)	The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

10	Financial Highlights

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Distributions	Period	Return(e)	(000)	Net(b)(c)(f)	Gross(b)(f)	Net Assets(c)(f)	Turnover Rate(d)(e)

(.20)	22.52	13.23	1,137,575	.18	.20	2.06	14
(.38)	20.09	18.26	1,126,485	.18	.19	1.82	2
(.33)	17.31	4.77	1,246,140	.18	.19	1.84	13
(.41)	16.83	(18.29)	1,375,449	.18	.20	2.45	8
(.44)	21.17	(11.34)	1,530,849	.18	.18	1.89	13
(.42)	24.33	15.07	2,049,906	.16	.16	1.80	12

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	11

SSgA
S&P 500 Index Fund

Notes to Financial Statements — February 29, 2012 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 29, 2012. This financial statement reports on the SSgA S&P 500 Index Fund (the “Fund”). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the “Master Portfolio”). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (approximately 60.63% at February 29, 2012). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

12	Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

The level associated with valuing the Fund’s investments for the period ended February 29, 2012, was Level 1 for the Fund.

Notes to Financial Statements	13

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund’s shareholders without regard to the income and capital gains (or losses) of the other funds of the Investment Company.

It is the Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund files a U.S. tax return. At February 29, 2012, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions it had taken or expects to take in future tax returns. While the statue of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ended August 31, 2008 through August 31, 2010, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Capital Loss Carryovers

At February 29, 2012, the Fund had the following net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, which ever occurs first:

	Expiration Year
	8/31/2012	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Total
S&P 500 Index Fund	$20,170,151	$9,160,101	$10,082,013	$—	$—	$—	$4,992,180	$9,828,980	$54,233,425

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carry forwards. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Expenses allocated from the Master Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all funds of the Investment Company based principally on their relative net assets.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

14	Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

3.	Investment Transactions

Securities

Net daily increases and decreases in the Fund’s investment in the Master Portfolio aggregated to the following, for the period ended February 29, 2012:

	Increases	Decreases
S&P 500 Index Fund	$60,285,711	$189,230,827

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

The Fund is allocated a charge for a management fee from the Master Portfolio, calculated daily at an annual rate of 0.045% of average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Master Portfolio on behalf of its investors. SSgA Funds Management, Inc. (the “Advisor”) manages the Fund pursuant to an Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arms of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Fund in accordance with their investment objectives, policies, and limitations.

The Advisor has agreed to waive up to the full amount of the Fund’s advisory fee and reimburse the Fund for all fund and allocated Master Portfolio expenses that exceed 0.18% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the reimbursement for the period ended February 29, 2012 was $122,462.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street Bank and Trust Company (“State Street”) to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc., and of State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Fund. For these services, the Fund pays annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200.

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly-owned subsidiary of Russell Investment Management Company (“RIMCo”). The Fund pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $1 billion — 0.0315%; over $1 billion — 0.01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund of the Investment Company with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has adopted a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the “Distributor”), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Notes to Financial Statements	15

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Investment Company has adopted a shareholder service agreement with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, the Fund pays 0.025% to State Street, and a fee to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of 0.05%.

For the period ended February 29, 2012, the Fund paid the following shareholder servicing expenses to the Agents:

State Street
S&P 500 Index Fund	$24,663

The Fund did not make any payments to Global Markets, Fiduciary Investors Services or High Net Worth Services during the period.

Total shareholder servicing payments shall not exceed 0.20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Fund’s responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Fund’s shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 29, 2012 were as follows:

S&P 500 Index Fund
Advisory fees	$8,455
Administration fees	29,489
Custodian Fees	992
Distribution fees	52,796
Shareholder servicing fees	104,539
Transfer agent fees	35,935
Trustee fees	13,834

$246,040

16	Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

5.	Fund Share Transactions

	(amounts in thousands)
	For the Periods Ended
	Shares	Dollars	Shares	Dollars
S&P 500 Index Fund	February 29, 2012		August 31, 2011

Proceeds from shares sold	6,943	$139,348	10,871	$224,007
Proceeds from reinvestment of distributions	529	10,488	1,144	22,934
Payments for shares redeemed	(13,046)	(270,379)	(27,905)	(581,320)

Total net increase (decrease)	(5,574)	$(120,543)	(15,890)	$(334,379)

6.	Interfund Lending Program

The Fund participates in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Fund may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost borrowing opportunity or additional borrowing costs. For the period ended February 29, 2012, the Fund did not utilize the Interfund Lending Program.

7.	Dividends

On March 1, 2012, the Funds declared the following dividends from net investment income payable on March 7, 2012 to shareholders of record March 2, 2012.

Net Investment
Income
S&P 500 Index Fund	$0.1115

8.	Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities.

9.	Subsequent Events

Management has evaluated events and transactions that may have occurred since February 29, 2012, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered which would require disclosure within the financial statements.

Notes to Financial Statements	17

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — February 29, 2012 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments are available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

18	Shareholder Requests for Additional Information

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers —
February 29, 2012 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

				Number of
				Portfolios
	Position(s) Held		Principal Occupation(s)	in Fund	Other
Name,	with SSgA Funds;	Term	During Past 5 Years; and	Complex	Directorships Held
Age,	Length of	of	Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills (1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Virginia Tech Foundation Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institute and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	None

Disclosure of Information about Fund Trustees and Officers	19

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

				Number of
				Portfolios
	Position(s) Held		Principal Occupation(s)	in Fund	Other
Name,	with SSgA Funds;	Term	During Past 5 Years; and	Complex	Directorships Held
Age,	Length of	of	Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills (1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)
William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	20	None

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None

20	Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Number of
Portfolios
	Position(s) Held		Principal Occupation(s)	in Fund	Other
Name,	with SSgA Funds;	Term	During Past 5 Years; and	Complex	Directorships Held
Age,	Length of	of	Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills (1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
• 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);
• 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation);
• September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care);
• 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and
• 2003 to 2009, Trustee, Gettysburg College.
				20	None

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

Disclosure of Information about Fund Trustees and Officers	21

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age, and	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds, State Street Master Funds and State Street Institutional Investment Trust; President and Trustee, Select Sector SPDR Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
• Chief Operating Officer and Senior Managing Director, SSgA Funds Management, Inc. (investment advisor);
• March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and
• Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
• 2009 to Present Head of North America Operations, Global Operations, Russell Investments;
• 1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company and Russell Financial Services Company; and
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2012	Until successor is elected by Trustees
• 1999 to 2012 Assistant Secretary Russell Investment Company and Russell Investment Funds;
• Associate General Counsel, Russell Investments;
• Secretary, Russell Investment Management Company, Russell Fund Services Company and Russell Financial Services, Inc.; and
• Secretary and Chief Legal Officer, Russell Investment Company, Russell Investment Funds and Russell Exchange Traded Funds Trust.

22	Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Shawn C.D. Johnson
William L. Marshall
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Henry W. Todd
Officers
James E. Ross, President, Chief Executive Officer and Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting Officer
Ellen M. Needham, Vice President
Julie B. Piatelli, Chief Compliance Officer
Mary Beth Rhoden, Secretary and Chief Legal Officer
Ross E. Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant Treasurer
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	23

FIAR-02/12

State Street Equity 500 Index Portfolio

Portfolio of Investments
February 29, 2012 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS — 98.5%
Consumer Discretionary — 11.2%
Abercrombie & Fitch Co. Class A	13,046	$597
Amazon.com, Inc. (a)	54,292	9,756
Apollo Group, Inc. Class A (a)	18,029	769
AutoNation, Inc. (a)	6,363	217
AutoZone, Inc. (a)	4,064	1,522
Bed Bath & Beyond, Inc. (a)	36,245	2,165
Best Buy Co., Inc.	42,119	1,040
Big Lots, Inc. (a)	9,227	405
BorgWarner, Inc. (a)	17,100	1,417
Cablevision Systems Corp.	35,600	507
CarMax, Inc. (a)	34,000	1,043
Carnival Corp.	66,350	2,010
CBS Corp. Class B	99,303	2,969
Chipotle Mexican Grill, Inc. (a)	4,700	1,834
Coach, Inc.	44,228	3,310
Comcast Corp. Class A	407,148	11,962
D.R. Horton, Inc.	40,376	579
Darden Restaurants, Inc.	20,488	1,045
DeVry, Inc.	10,400	369
Direct TV. Class A (a)	104,777	4,853
Discovery Communications, Inc. Class A (a)	39,700	1,852
Dollar Tree, Inc. (a)	18,600	1,646
eBay, Inc. (a)	171,103	6,115
Expedia, Inc.	14,357	489
Family Dollar Stores, Inc.	18,858	1,018
Ford Motor Co.	566,198	7,009
GameStop Corp. Class A	19,500	444
Gannett Co., Inc.	33,574	498
Gap, Inc.	53,498	1,250
Genuine Parts Co.	23,809	1,492
Goodyear Tire & Rubber Co. (a)	34,957	450
H&R Block, Inc.	47,115	768
Harley-Davidson, Inc.	35,801	1,668
Harman International Industries, Inc.	9,721	478
Hasbro, Inc.	17,825	630
Home Depot, Inc.	230,212	10,951
Host Hotels & Resorts, Inc.	101,621	1,604
International Game Technology	47,919	720
Interpublic Group of Cos., Inc.	71,894	843
JC Penney Co., Inc.	21,810	864
Johnson Controls, Inc.	100,686	3,285
Kohl’s Corp.	36,633	1,820
Lennar Corp. Class A	25,931	606
Limited Brands, Inc.	35,867	1,669
Lowe’s Cos., Inc.	186,162	5,283
Macy’s, Inc.	63,423	2,408
Marriott International, Inc. Class A	40,450	1,427
Mattel, Inc.	50,676	1,644
McDonald’s Corp.	153,025	15,192
McGraw-Hill Cos., Inc.	40,666	1,893
NetFlix, Inc. (a)	8,000	886
Newell Rubbermaid, Inc.	42,693	781
News Corp. Class A	326,609	6,490
NIKE, Inc. Class B	55,252	5,963
Nordstrom, Inc.	24,133	1,294
O’Reilly Automotive, Inc. (a)	19,400	1,678
Omnicom Group, Inc.	41,641	2,059
Priceline.com, Inc. (a)	7,390	4,634
PulteGroup, Inc. (a)	54,705	482
Ralph Lauren Corp.	9,815	1,705
Ross Stores, Inc.	34,500	1,840
Scripps Networks Interactive, Inc. Class A	13,135	594
Sears Holdings Corp. (a)	5,374	374
Snap-on, Inc.	9,212	563
Stanley Black & Decker, Inc.	26,207	2,013
Staples, Inc.	101,833	1,493
Starbucks Corp.	110,261	5,354
Starwood Hotels & Resorts Worldwide, Inc.	30,047	1,619
Target Corp.	99,916	5,664
Tiffany & Co.	19,880	1,292
Time Warner Cable, Inc.	48,571	3,854
Time Warner, Inc.	148,891	5,540
TJX Cos., Inc.	111,812	4,093
TripAdvisor, Inc. (a)	14,357	463
Urban Outfitters, Inc. (a)	18,300	520
V.F. Corp.	12,793	1,868
Viacom, Inc. Class B	84,222	4,011
Walt Disney Co.	268,345	11,268
Washington Post Co. Class B	660	260
Whirlpool Corp.	11,361	859
Wyndham Worldwide Corp.	22,699	998
Wynn Resorts, Ltd.	11,500	1,363
Yum! Brands, Inc.	69,792	4,623

		210,883

Consumer Staples — 10.5%
Altria Group, Inc.	306,899	9,238
Archer-Daniels-Midland Co.	98,724	3,080
Avon Products, Inc.	61,060	1,141
Beam, Inc.	23,345	1,286
Brown-Forman Corp. Class B	15,655	1,278
Campbell Soup Co.	26,665	888
Clorox Co.	20,543	1,389
Coca-Cola Co.	340,011	23,753
Coca-Cola Enterprises, Inc.	46,401	1,341
Colgate-Palmolive Co.	72,101	6,718
ConAgra Foods, Inc.	59,575	1,564
Constellation Brands, Inc. Class A (a)	29,326	640
Costco Wholesale Corp.	64,489	5,550
CVS Caremark Corp.	194,232	8,760
Dean Foods Co. (a)	23,558	289
Dr Pepper Snapple Group, Inc.	32,000	1,218
Estee Lauder Cos., Inc. Class A	33,704	1,973
General Mills, Inc.	95,264	3,650
H.J. Heinz Co.	48,169	2,539
Hormel Foods Corp.	21,200	604
Kellogg Co.	37,035	1,939
Kimberly-Clark Corp.	58,500	4,263
Kraft Foods, Inc. Class A	263,809	10,043
Kroger Co.	90,276	2,148
Lorillard, Inc.	20,461	2,682
McCormick & Co., Inc.	20,753	1,047
Molson Coors Brewing Co. Class B	25,162	1,106
PepsiCo, Inc.	233,754	14,712
Philip Morris International, Inc.	259,999	21,715
Procter & Gamble Co.	412,019	27,819
Reynolds American, Inc.	49,574	2,079
Safeway, Inc.	54,164	1,162
Sara Lee Corp.	86,334	1,748
SuperValu, Inc.	34,848	228
Sysco Corp.	89,509	2,633
The Hershey Co.	21,782	1,322
The J.M. Smucker Co.	16,460	1,240
Tyson Foods, Inc. Class A	44,235	836
Wal-Mart Stores, Inc.	261,202	15,432
Walgreen Co.	132,018	4,378
Whole Foods Market, Inc.	23,433	1,892

		197,323

Energy — 11.9%
Alpha Natural Resources, Inc. (a)	35,600	661
Anadarko Petroleum Corp.	74,126	6,235
Apache Corp.	57,225	6,176
Baker Hughes, Inc.	64,573	3,247
Cabot Oil & Gas Corp.	32,600	1,137
Cameron International Corp. (a)	36,000	2,006
Chesapeake Energy Corp.	97,082	2,427
Chevron Corp. (b)	298,346	32,556

1

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
February 29, 2012 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS — (continued)
Energy — (continued)
ConocoPhillips	198,530	$15,197
Consol Energy, Inc.	34,973	1,253
Denbury Resources, Inc. (a)	61,500	1,224
Devon Energy Corp.	59,551	4,366
Diamond Offshore Drilling, Inc.	10,200	698
El Paso Corp.	117,292	3,262
EOG Resources, Inc.	39,917	4,545
EQT Corp.	23,300	1,235
ExxonMobil Corp. (b)	716,847	62,007
FMC Technologies, Inc. (a)	36,600	1,846
Halliburton Co.	139,634	5,109
Helmerich & Payne, Inc.	16,300	999
Hess Corp.	45,201	2,934
Marathon Oil Corp.	107,077	3,629
Marathon Petroleum Corp.	52,388	2,177
Murphy Oil Corp.	29,741	1,902
Nabors Industries, Ltd. (a)	42,504	926
National Oilwell Varco, Inc.	62,657	5,171
Newfield Exploration Co. (a)	20,600	742
Noble Corp. (a)	39,400	1,583
Noble Energy, Inc.	26,610	2,598
Occidental Petroleum Corp.	121,344	12,665
Peabody Energy Corp.	39,324	1,372
Pioneer Natural Resources Co.	18,100	1,985
QEP Resources, Inc.	27,068	924
Range Resources Corp.	23,400	1,490
Rowan Cos., Inc. (a)	19,620	723
Schlumberger, Ltd.	200,758	15,581
Southwestern Energy Co. (a)	50,800	1,679
Spectra Energy Corp.	99,698	3,129
Sunoco, Inc.	17,184	664
Tesoro Corp. (a)	20,765	551
Valero Energy Corp.	84,209	2,062
Williams Cos., Inc.	88,668	2,649
WPX Energy, Inc. (a)	30,856	560

		223,882

Financials — 14.8%
ACE Ltd.	51,300	3,679
AFLAC, Inc.	70,990	3,354
Allstate Corp.	76,306	2,398
American Express Co.	150,664	7,969
American International Group, Inc. (a)	65,133	1,903
American Tower Corp. REIT	58,200	3,642
Ameriprise Financial, Inc.	34,007	1,896
AON Corp.	48,947	2,291
Apartment Investment & Management Co. Class A	17,052	424
Assurant, Inc.	14,131	600
AvalonBay Communities, Inc.	13,698	1,776
Bank of America Corp.	1,514,471	12,070
Bank of New York Mellon Corp.	184,785	4,086
BB&T Corp.	105,170	3,076
Berkshire Hathaway, Inc. Class B (a)	263,103	20,640
BlackRock, Inc.	15,100	3,005
Boston Properties, Inc.	21,667	2,200
Capital One Financial Corp.	83,063	4,203
CBRE Group, Inc. (a)	49,575	909
Charles Schwab Corp.	158,493	2,200
Chubb Corp.	42,275	2,873
Cincinnati Financial Corp.	25,114	883
Citigroup, Inc.	437,120	14,565
CME Group, Inc.	10,091	2,921
Comerica, Inc.	28,944	859
DDR Corp. REIT	1,532	22
Discover Financial Services	80,905	2,428
E*Trade Financial Corp. (a)	35,531	342
Equity Residential	43,657	2,484
Federated Investors, Inc.Class B	14,870	305
Fifth Third Bancorp	142,916	1,945
First Horizon National Corp.	46,055	433
Franklin Resources, Inc.	21,480	2,532
Genworth Financial, Inc. Class A (a)	72,151	656
Goldman Sachs Group, Inc.	73,434	8,455
Hartford Financial Services Group, Inc.	69,797	1,445
HCP, Inc.	60,000	2,370
Health Care REIT, Inc.	28,500	1,552
Hudson City Bancorp, Inc.	76,692	525
Huntington Bancshares, Inc.	127,456	745
IntercontinentalExchange, Inc. (a)	11,180	1,542
Invesco, Ltd.	68,200	1,689
J.P. Morgan Chase & Co.	568,715	22,316
KeyCorp	150,475	1,219
Kimco Realty Corp.	62,669	1,152
Legg Mason, Inc.	18,042	494
Leucadia National Corp.	29,736	847
Lincoln National Corp.	42,592	1,058
Loews Corp.	45,931	1,798
M & T Bank Corp.	19,637	1,603
Marsh & McLennan Cos., Inc.	81,553	2,544
Mastercard, Inc. Class A	15,900	6,678
MetLife, Inc.	157,396	6,068
Moody’s Corp.	30,266	1,169
Morgan Stanley	220,130	4,081
NASDAQ OMX Group, Inc. (a)	18,400	485
Northern Trust Corp.	35,806	1,590
NYSE Euronext	40,200	1,197
Paychex, Inc.	50,338	1,576
People’s United Financial, Inc.	57,000	718
PNC Financial Services Group, Inc.	79,817	4,751
Principal Financial Group, Inc.	45,291	1,253
Progressive Corp.	92,901	1,990
ProLogis, Inc.	68,799	2,316
Prudential Financial, Inc.	69,639	4,259
Public Storage, Inc.	21,387	2,867
Regions Financial Corp.	191,689	1,104
Simon Property Group, Inc.	43,715	5,923
SLM Corp.	79,354	1,251
State Street Corp. (c)	74,825	3,160
SunTrust Banks, Inc.	77,618	1,782
T. Rowe Price Group, Inc.	38,275	2,357
Torchmark Corp.	14,931	723
Total System Services, Inc.	21,275	465
Travelers Cos., Inc.	61,104	3,542
U.S. Bancorp	284,652	8,369
Unum Group	41,829	964
Ventas, Inc.	42,400	2,371
Visa, Inc. Class A	75,900	8,832
Vornado Realty Trust	27,714	2,265
Wells Fargo & Co.	789,549	24,705
Western Union Co.	93,285	1,630
XL Group PLC	50,668	1,054
Zions Bancorp.	30,453	579

		278,997

Health Care — 10.9%
Abbott Laboratories	232,806	13,179
Aetna, Inc.	54,850	2,565
Allergan, Inc.	45,192	4,049
AmerisourceBergen Corp.	38,686	1,445
Amgen, Inc.	118,345	8,042
Baxter International, Inc.	83,761	4,869
Becton Dickinson and Co.	32,597	2,485
Biogen Idec, Inc. (a)	36,031	4,196
Boston Scientific Corp. (a)	219,034	1,362
Bristol-Myers Squibb Co.	252,716	8,130
C.R. Bard, Inc.	13,497	1,264
Cardinal Health, Inc.	50,757	2,109
CareFusion Corp. (a)	33,878	874
Celgene Corp. (a)	66,018	4,841

2

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
February 29, 2012 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS — (continued)
Health Care — (continued)
Cerner Corp. (a)	21,200	$1,565
CIGNA Corp.	43,496	1,919
Coventry Health Care, Inc. (a)	21,903	716
Covidien PLC	73,500	3,840
DaVita, Inc. (a)	14,600	1,264
Dentsply International, Inc.	20,800	805
Edwards Lifesciences Corp. (a)	17,800	1,302
Eli Lilly & Co.	151,675	5,952
Express Scripts, Inc. (a)	72,098	3,845
Forest Laboratories, Inc. (a)	39,802	1,294
Gilead Sciences, Inc. (a)	111,599	5,078
Hospira, Inc. (a)	25,303	901
Humana, Inc.	24,707	2,152
Intuitive Surgical, Inc. (a)	5,800	2,967
Johnson & Johnson	408,949	26,614
Laboratory Corp. of America Holdings (a)	14,322	1,287
Life Technologies Corp. (a)	27,887	1,319
McKesson Corp.	35,955	3,003
Mead Johnson Nutrition Co.	31,118	2,419
Medco Health Solutions, Inc. (a)	56,968	3,850
Medtronic, Inc.	157,078	5,988
Merck & Co., Inc.	455,970	17,404
Mylan, Inc. (a)	63,309	1,484
Patterson Cos., Inc.	12,894	412
Perrigo Co.	14,500	1,494
Pfizer, Inc.	1,150,911	24,284
Quest Diagnostics, Inc.	24,000	1,393
St. Jude Medical, Inc.	47,926	2,019
Stryker Corp.	49,289	2,644
Tenet Healthcare Corp. (a)	73,370	415
UnitedHealth Group, Inc.	159,096	8,870
Varian Medical Systems, Inc. (a)	16,160	1,054
Watson Pharmaceuticals, Inc. (a)	19,646	1,146
WellPoint, Inc.	53,038	3,481
Zimmer Holdings, Inc. (a)	26,652	1,619

		205,209

Industrials — 10.8%
3M Co.	104,572	9,161
Amphenol Corp. Class A	24,600	1,377
Avery Dennison Corp.	15,388	469
Boeing Co.	110,888	8,311
Caterpillar, Inc.	96,579	11,030
CH Robinson Worldwide, Inc.	23,961	1,586
Cintas Corp.	17,588	678
Cooper Industries PLC	22,900	1,402
CSX Corp.	159,814	3,358
Cummins, Inc.	29,358	3,540
Danaher Corp.	84,572	4,468
Deere & Co.	62,837	5,211
Dover Corp.	28,195	1,805
Eaton Corp.	49,190	2,567
Emerson Electric Co.	109,448	5,506
Equifax, Inc.	17,983	756
Expeditors International Washington, Inc.	30,720	1,340
Fastenal Co.	43,400	2,286
FedEx Corp.	47,100	4,239
First Solar, Inc. (a)	8,070	261
Flir Systems, Inc.	23,500	615
Flowserve Corp.	8,400	996
Fluor Corp.	25,160	1,522
Fortune Brands Home & Security, Inc. (a)	1,145	22
General Dynamics Corp.	53,861	3,944
General Electric Co.	1,581,233	30,122
Goodrich Corp.	18,845	2,374
Honeywell International, Inc.	115,281	6,867
Illinois Tool Works, Inc.	73,571	4,097
Ingersoll-Rand PLC	47,400	1,890
Iron Mountain, Inc.	28,100	873
Jacobs Engineering Group, Inc. (a)	20,400	943
Joy Global, Inc.	15,000	1,304
L-3 Communications Holdings, Inc.	15,703	1,103
Leggett & Platt, Inc.	20,398	462
Lockheed Martin Corp.	40,352	3,568
Masco Corp.	57,123	679
Norfolk Southern Corp.	51,255	3,531
Northrop Grumman Corp.	40,211	2,405
PACCAR, Inc.	54,074	2,488
Pall Corp.	17,409	1,105
Parker-Hannifin Corp.	22,703	2,039
Pitney Bowes, Inc.	29,727	539
Precision Castparts Corp.	21,307	3,567
Quanta Services, Inc. (a)	31,200	652
R.R. Donnelley & Sons Co.	29,609	409
Raytheon Co.	50,982	2,576
Republic Services, Inc.	45,703	1,363
Robert Half International, Inc.	23,440	666
Rockwell Automation, Inc.	20,405	1,632
Rockwell Collins, Inc.	22,531	1,336
Roper Industries, Inc.	15,000	1,373
Ryder System, Inc.	7,921	422
Southwest Airlines Co.	115,986	1,042
Stericycle, Inc. (a)	12,900	1,119
Textron, Inc.	40,939	1,126
Thermo Fisher Scientific, Inc. (a)	57,324	3,246
Tyco International, Ltd.	68,400	3,544
Union Pacific Corp.	72,068	7,946
United Parcel Service, Inc. Class B	144,146	11,083
United Technologies Corp.	135,378	11,354
W.W. Grainger, Inc.	9,169	1,905
Waste Management, Inc.	69,639	2,436
Xylem, Inc.	28,692	745

		202,381

Information Technology — 18.6%
Accenture PLC Class A	95,400	5,680
Adobe Systems, Inc. (a)	74,357	2,446
Advanced Micro Devices, Inc. (a)	84,086	618
Agilent Technologies, Inc. (a)	52,168	2,276
Akamai Technologies, Inc. (a)	27,324	984
Altera Corp.	46,954	1,805
Analog Devices, Inc.	44,869	1,759
AOL, Inc. (a)(d)	1	—
Apple, Inc. (a)	138,984	75,390
Applied Materials, Inc.	192,207	2,353
Autodesk, Inc. (a)	32,776	1,241
Automatic Data Processing, Inc.	72,417	3,934
BMC Software, Inc. (a)	26,221	982
Broadcom Corp. Class A (a)	71,459	2,655
CA, Inc.	52,999	1,433
Cisco Systems, Inc.	804,119	15,986
Citrix Systems, Inc. (a)	28,167	2,105
Cognizant Technology Solutions Corp. Class A (a)	45,884	3,255
Computer Sciences Corp.	23,144	735
Corning, Inc.	230,376	3,004
Dell, Inc. (a)	231,350	4,002
Dun & Bradstreet Corp.	7,100	587
Electronic Arts, Inc. (a)	50,400	823
EMC Corp. (a)	304,284	8,426
F5 Networks, Inc. (a)	12,200	1,524
Fidelity National Information Services, Inc.	38,077	1,208
Fiserv, Inc. (a)	21,052	1,396
Google, Inc. Class A (a)	37,790	23,364
Harris Corp.	19,000	829
Hewlett-Packard Co.	296,316	7,500
Intel Corp.	762,056	20,484
International Business Machines Corp.	176,542	34,731
Intuit, Inc.	43,763	2,531
Jabil Circuit, Inc.	27,551	712

3

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
February 29, 2012 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS — (continued)
Information Technology — (continued)
Juniper Networks, Inc. (a)	78,593	$1,789
KLA-Tencor Corp.	25,205	1,220
Lexmark International, Inc. Class A	10,042	370
Linear Technology Corp.	35,263	1,181
LSI Corp. (a)	89,162	767
Microchip Technology, Inc.	29,389	1,060
Micron Technology, Inc. (a)	147,162	1,258
Microsoft Corp. (b)	1,121,535	35,598
Molex, Inc.	19,805	537
Motorola Mobility Holdings, Inc. (a)	40,983	1,627
Motorola Solutions, Inc.	43,652	2,174
NetApp, Inc. (a)	54,057	2,324
Novellus Systems, Inc. (a)	9,830	457
NVIDIA Corp. (a)	93,456	1,416
Oracle Corp.	588,662	17,230
PerkinElmer, Inc.	15,618	422
QUALCOMM, Inc.	251,411	15,633
Red Hat, Inc. (a)	29,900	1,479
SAIC, Inc. (a)	42,900	524
Salesforce.com, Inc. (a)	20,100	2,877
SanDisk Corp. (a)	35,067	1,734
Symantec Corp. (a)	110,863	1,978
TE Connectivity, Ltd.	64,000	2,339
Teradata Corp. (a)	24,120	1,605
Teradyne, Inc. (a)	28,149	462
Texas Instruments, Inc.	169,999	5,669
VeriSign, Inc.	25,721	950
Waters Corp. (a)	13,765	1,233
Western Digital Corp. (a)	35,600	1,397
Xerox Corp.	208,401	1,715
Xilinx, Inc.	39,402	1,455
Yahoo!, Inc. (a)	182,919	2,713

		349,951

Materials — 3.7%
Air Products & Chemicals, Inc.	31,909	2,880
Airgas, Inc.	10,400	856
Alcoa, Inc.	155,249	1,579
Allegheny Technologies, Inc.	17,228	756
Ball Corp.	25,124	1,007
Bemis Co., Inc.	14,462	454
CF Industries Holdings, Inc.	9,850	1,832
Cliffs Natural Resources, Inc.	22,200	1,409
Dow Chemical Co.	175,928	5,895
E.I. Du Pont de Nemours & Co.	137,712	7,003
Eastman Chemical Co.	20,708	1,121
Ecolab, Inc.	45,866	2,752
FMC Corp.	10,700	1,059
Freeport-McMoRan Copper & Gold, Inc. Class B	141,104	6,005
International Flavors & Fragrances, Inc.	13,031	743
International Paper Co.	64,111	2,254
MeadWestvaco Corp.	26,720	809
Monsanto Co.	79,755	6,171
Mosaic Co.	43,800	2,530
Newmont Mining Corp.	75,006	4,455
Nucor Corp.	46,454	2,022
Owens-Illinois, Inc. (a)	24,000	574
Plum Creek Timber Co., Inc.	25,311	991
PPG Industries, Inc.	23,271	2,124
Praxair, Inc.	44,511	4,852
Sealed Air Corp.	22,792	447
Sherwin-Williams Co.	12,896	1,330
Sigma-Aldrich Corp.	18,934	1,359
Titanium Metals Corp.	10,800	158
United States Steel Corp.	21,478	585
Vulcan Materials Co.	18,961	845
Weyerhaeuser Co.	77,174	1,612

		68,469

Telecommunication Services — 2.7%
AT&T, Inc.	887,350	27,144
CenturyLink, Inc.	91,465	3,682
Frontier Communications Corp.	147,244	676
JDS Uniphase Corp. (a)	32,523	424
MetroPCS Communications, Inc. (a)	41,500	428
Sprint Nextel Corp. (a)	476,265	1,176
Verizon Communications, Inc.	423,466	16,138
Windstream Corp.	78,313	946

		50,614

Utilities — 3.4%
AES Corp. (a)	93,395	1,266
AGL Resources, Inc.	18,100	722
Ameren Corp.	37,560	1,205
American Electric Power Co., Inc.	73,952	2,781
CenterPoint Energy, Inc.	66,311	1,292
CMS Energy Corp.	37,956	813
Consolidated Edison, Inc.	43,152	2,507
Constellation Energy Group, Inc.	31,314	1,135
Dominion Resources, Inc.	84,562	4,268
DTE Energy Co.	26,384	1,424
Duke Energy Corp.	197,720	4,136
Edison International	47,819	2,002
Entergy Corp.	25,698	1,712
Exelon Corp.	98,321	3,841
FirstEnergy Corp.	62,922	2,787
Integrys Energy Group, Inc.	11,616	604
NextEra Energy, Inc.	62,621	3,727
NiSource, Inc.	41,982	1,008
Northeast Utilities	26,400	948
NRG Energy, Inc. (a)	36,700	628
Oneok, Inc.	16,100	1,331
Pepco Holdings, Inc.	34,700	675
PG&E Corp.	59,726	2,489
Pinnacle West Capital Corp.	16,160	760
PPL Corp.	88,475	2,526
Progress Energy, Inc.	43,381	2,303
Public Service Enterprise Group, Inc.	74,324	2,288
SCANA Corp.	17,700	797
Sempra Energy	35,186	2,084
Southern Co.	127,543	5,636
TECO Energy, Inc.	34,951	627
Wisconsin Energy Corp.	35,200	1,200
Xcel Energy, Inc.	70,951	1,879

		63,401

TOTAL COMMON STOCKS (Cost $1,060,245)		1,851,110

	Par
	Amount
	(000)

U.S. GOVERNMENT SECURITIES — 0.1%
U.S. Treasury Bill (b)(e) 0.03% due 06/14/12	$100	100
U.S. Treasury Bill (b)(e) 0.03% due 06/14/12	1,365	1,365
U.S. Treasury Bill (b)(e) 0.05% due 05/17/12	350	350

4

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
February 29, 2012 (Unaudited)

	Par	Market
	Amount	Value
	(000)	(000)

U.S. GOVERNMENT SECURITIES — (continued)
U.S. Treasury Bill (b)(e) 1.00% due 04/12/12	$400	$400
U.S. Treasury Bill (b)(e) 0.01% due 05/17/12	110	110

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,325)		2,325

	Shares
	(000)

MONEY MARKET FUNDS — 1.3%
AIM Short Term Investment Prime Portfolio	23,699	23,699
Federated Money Market Obligations Trust	578	578

TOTAL MONEY MARKET FUNDS (Cost $24,277)		24,277

Total Investments † — 99.9% (Cost $1,086,847 (f))		1,877,712

Other Assets in Excess of Liabilities — 0.1%		2,042

Net Assets — 100.0%		$1,879,754

(a) Non-income producing security.
(b) All or part of this security has been designated as collateral for futures contracts.
(c) Affiliated issuer. See table that follows for more information.
(d) Amount is less than $1,000.
(e) Rate represents annualized yield at date of purchase.
(f) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012 was $838,752 and $47,887, respectively, resulting in net unrealized appreciation of investment of $790,865.
† Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

PLC	= Public Limited Company
REIT	= Real Estate Investment Trust

5

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
February 29, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

ASSETS:
INVESTMENTS:
Common Stocks	$1,851,110	$–	$–	$1,851,110
U.S. Government Securities	–	2,325	–	2,325
Money Market Funds	24,277	–	–	24,277

TOTAL INVESTMENTS	1,875,387	2,325	–	1,877,712

OTHER ASSETS:
Futures contracts	2,554	–	–	2,554

TOTAL ASSETS	$1,877,941	$2,325	$–	$1,880,266

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended February 29, 2012, there were no transfers between levels.

Derivatives

Futures:  The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number	Notional	Unrealized
	of	Value	Appreciation
	Contracts	(000)	(000)

Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 03/2012	496	$31,283	$2,554

Total unrealized appreciation on open futures contracts purchased			$2,554

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on

6

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
February 29, 2012 (Unaudited)

derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities for the period ended February 29, 2012:

Asset Derivatives(1) (amounts in thousands)

	Equity
	Contracts Risk	Total

Futures Contracts	$2,554	$2,554

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

Transactions in derivative instruments during the two months ended February 29, 2012, were as follows:

Realized Gain (Loss) (amounts in thousands)

	Equity
	Contracts Risk	Total

Futures Contracts	$960	$960

Change in Appreciation (Depreciation) (amounts in thousands)

	Equity
	Contracts Risk	Total

Futures Contracts	$2,415	$2,415

The average notional value of futures contracts outstanding during the period ended February 29, 2012, was $37,258,507.

Affiliate Table
Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at February 29, 2012 is listed in the Portfolio of Investments.

						Income Earned
	Number of	Shares Purchased	Shares Sold for	Number of	Value at	for the Two Months	Realized Loss
Security	Shares Held	for the Two Months	the Two Months	Shares Held	2/29/2012	Ended 2/29/2012	on Shares Sold
Description	at 12/31/11	Ended 2/29/2012	Ended 2/29/2012	at 2/29/2012	(000)	(000)	(000)
State Street Corp.	79,225	-	4,400	74,825	$3,160	$-	$(6)

7

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities
February 29, 2012 (Unaudited)
(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,084,373)	$1,874,552
Investments in non-controlled affiliates at market value (identified cost $2,474)	3,160

Total investments at market value (identified cost $1,086,847)	1,877,712
Receivable for investment securities sold	3,608
Dividends and interest receivable	4,556

Total assets	1,885,876
Liabilities
Investment securities purchased	663
Daily variation margin on futures contracts	174
Management fees	59
Accrued expenses and other liabilities	5,226

Total liabilities	6,122

Net Assets	$1,879,754

8

State Street Equity 500 Index Portfolio

Portfolio of Investments
December 31, 2011

		Market
		Value
	Shares	(000)

COMMON STOCKS – 97.3%
Consumer Discretionary – 10.9%
Abercrombie & Fitch Co. Class A	13,046	$637
Amazon.com, Inc.(a)	56,492	9,779
Apollo Group, Inc. Class A(a)	18,029	971
AutoNation, Inc.(a)	6,363	235
AutoZone, Inc.(a)	4,464	1,451
Bed Bath & Beyond, Inc.(a)	38,345	2,223
Best Buy Co., Inc.	47,119	1,101
Big Lots, Inc.(a)	9,227	348
BorgWarner, Inc.(a)	17,100	1,090
Cablevision Systems Corp.	35,600	506
CarMax, Inc.(a)	34,000	1,036
Carnival Corp.	70,650	2,306
CBS Corp. Class B	105,103	2,853
Chipotle Mexican Grill, Inc.(a)	5,000	1,689
Coach, Inc.	44,228	2,700
Comcast Corp. Class A	427,348	10,132
D.R. Horton, Inc.	40,376	509
Darden Restaurants, Inc.	20,488	934
DeVry, Inc.	10,400	400
Direct TV. Class A(a)	110,077	4,707
Discovery Communications, Inc. Class A(a)	43,000	1,762
Dollar Tree, Inc.(a)	18,600	1,546
eBay, Inc.(a)	178,903	5,426
Expedia, Inc.	14,357	417
Family Dollar Stores, Inc.	18,858	1,087
Ford Motor Co.(a)	593,498	6,386
GameStop Corp. Class A(a)	19,500	471
Gannett Co., Inc.	33,574	449
Gap, Inc.	53,498	992
Genuine Parts Co.	23,809	1,457
Goodyear Tire & Rubber Co.(a)	34,957	495
H&R Block, Inc.	47,115	769
Harley-Davidson, Inc.	35,801	1,392
Harman International Industries, Inc.	9,721	370
Hasbro, Inc.	17,825	568
Home Depot, Inc.	243,112	10,220
Host Hotels & Resorts, Inc.	110,521	1,632
International Game Technology	47,919	824
Interpublic Group of Cos., Inc.	71,894	700
JC Penney Co., Inc.	21,810	767
Johnson Controls, Inc.	105,986	3,313
Kohl’s Corp.	39,533	1,951
Lennar Corp. Class A	25,931	510
Limited Brands, Inc.	38,767	1,564
Lowe’s Cos., Inc.	195,762	4,968
Macy’s, Inc.	67,423	2,170
Marriott International, Inc. Class A	40,450	1,180
Mattel, Inc.	54,676	1,518
McDonald’s Corp.	159,725	16,025
McGraw-Hill Cos., Inc.	46,966	2,112
NetFlix, Inc.(a)	8,000	554
Newell Rubbermaid, Inc.	42,693	689
News Corp. Class A	342,209	6,105
NIKE, Inc. Class B	57,852	5,575
Nordstrom, Inc.	26,233	1,304
O’Reilly Automotive, Inc.(a)	19,400	1,551
Omnicom Group, Inc.	43,941	1,959
Orchard Supply Hardware Stores Corp. Class A(a)(b)	242	2
Priceline.com, Inc.(a)	7,690	3,597
PulteGroup, Inc.(a)	54,705	345
Ralph Lauren Corp.	9,815	1,355
Ross Stores, Inc.	36,800	1,749
Scripps Networks Interactive, Inc. Class A	16,235	689
Sears Holdings Corp.(a)	5,374	171
Snap-on, Inc.	9,212	466
Stanley Black & Decker, Inc.	26,207	1,772
Staples, Inc.	111,233	1,545
Starbucks Corp.	115,961	5,335
Starwood Hotels & Resorts Worldwide, Inc.	30,047	1,441
Target Corp.	105,316	5,394
Tiffany & Co.	19,880	1,317
Time Warner Cable, Inc.	51,171	3,253
Time Warner, Inc.	156,191	5,645
TJX Cos., Inc.	58,506	3,777
TripAdvisor, Inc.(a)	14,357	362
Urban Outfitters, Inc.(a)	18,300	504
V.F. Corp.	13,693	1,739
Viacom, Inc. Class B	88,322	4,011
Walt Disney Co.	280,345	10,513
Washington Post Co. Class B	660	249
Whirlpool Corp.	11,361	539
Wyndham Worldwide Corp.	22,699	859
Wynn Resorts, Ltd.	12,700	1,403
Yum! Brands, Inc.	71,592	4,225

		198,642

Consumer Staples – 11.1%
Altria Group, Inc.	321,799	9,541
Archer-Daniels-Midland Co.	103,624	2,964
Avon Products, Inc.	68,660	1,199
Beam, Inc.	23,345	1,196
Brown-Forman Corp. Class B	15,655	1,260
Campbell Soup Co.	26,665	886
Clorox Co.	20,543	1,367
Coca-Cola Co.	355,711	24,889
Coca-Cola Enterprises, Inc.	51,001	1,315
Colgate-Palmolive Co.	76,001	7,022
ConAgra Foods, Inc.	64,975	1,715
Constellation Brands, Inc. Class A(a)	29,326	606
Costco Wholesale Corp.	68,389	5,698
CVS Caremark Corp.	203,132	8,284
Dean Foods Co.(a)	23,558	264
Dr Pepper Snapple Group, Inc.	34,700	1,370
Estee Lauder Cos., Inc. Class A	17,852	2,005
General Mills, Inc.	99,464	4,019
H.J. Heinz Co.	50,369	2,722
Hormel Foods Corp.	21,200	621
Kellogg Co.	39,335	1,989
Kimberly-Clark Corp.	60,800	4,472
Kraft Foods, Inc. Class A	274,509	10,256
Kroger Co.	95,576	2,315
Lorillard, Inc.	21,661	2,469
McCormick & Co., Inc.	20,753	1,046
Molson Coors Brewing Co. Class B	25,162	1,096
PepsiCo, Inc.	244,954	16,253
Philip Morris International, Inc.	271,999	21,346
Procter & Gamble Co.	429,319	28,640
Reynolds American, Inc.	53,374	2,211
Safeway, Inc.	54,164	1,140
Sara Lee Corp.	92,534	1,751
SuperValu, Inc.	34,848	283
Sysco Corp.	93,009	2,728
The Hershey Co.	24,182	1,494
The J.M. Smucker Co.	18,160	1,420
Tyson Foods, Inc. Class A	44,235	913
Wal-Mart Stores, Inc.	272,102	16,261

See Notes to Financial Statements.

1

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
December 31, 2011

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Consumer Staples – (continued)
Walgreen Co.	140,618	$4,649
Whole Foods Market, Inc.	25,033	1,742

		203,417

Energy – 11.9%
Alpha Natural Resources, Inc.(a)	35,600	727
Anadarko Petroleum Corp.	77,726	5,933
Apache Corp.	59,925	5,428
Baker Hughes, Inc.	67,173	3,267
Cabot Oil & Gas Corp.	16,300	1,237
Cameron International Corp.(a)	38,600	1,899
Chesapeake Energy Corp.	102,582	2,287
Chevron Corp.(c)	310,446	33,031
ConocoPhillips	207,130	15,094
Consol Energy, Inc.	34,973	1,283
Denbury Resources, Inc.(a)	61,500	929
Devon Energy Corp.	64,651	4,008
Diamond Offshore Drilling, Inc.	10,200	564
El Paso Corp.	121,192	3,220
EOG Resources, Inc.	41,417	4,080
EQT Corp.	23,300	1,277
ExxonMobil Corp.(c)	747,847	63,387
FMC Technologies, Inc.(a)	36,600	1,912
Halliburton Co.	142,934	4,933
Helmerich & Payne, Inc.	16,300	951
Hess Corp.	47,501	2,698
Marathon Oil Corp.	112,277	3,286
Marathon Petroleum Corp.	55,588	1,850
Murphy Oil Corp.	29,741	1,658
Nabors Industries, Ltd.(a)	42,504	737
National Oilwell Varco, Inc.	65,757	4,471
Newfield Exploration Co.(a)	20,600	777
Noble Corp.(a)	39,400	1,191
Noble Energy, Inc.	27,710	2,616
Occidental Petroleum Corp.	125,744	11,782
Peabody Energy Corp.	43,024	1,424
Pioneer Natural Resources Co.	18,100	1,620
QEP Resources, Inc.	27,068	793
Range Resources Corp.	25,300	1,567
Rowan Cos., Inc.(a)	19,620	595
Schlumberger, Ltd.	208,858	14,267
Southwestern Energy Co.(a)	54,900	1,753
Spectra Energy Corp.	99,698	3,066
Sunoco, Inc.	17,184	705
Tesoro Corp.(a)	20,765	485
Valero Energy Corp.	90,109	1,897
Williams Cos., Inc.	92,568	3,057

		217,742

Financials – 13.9%
ACE Ltd.	52,800	3,702
AFLAC, Inc.	73,490	3,179
Allstate Corp.	81,506	2,234
American Express Co.	157,664	7,437
American International Group, Inc.(a)	69,433	1,611
Ameriprise Financial, Inc.	36,607	1,817
AON Corp.	51,147	2,394
Apartment Investment & Management Co. Class A	17,052	391
Assurant, Inc.	14,131	580
AvalonBay Communities, Inc.	14,798	1,933
Bank of America Corp.	1,574,471	8,754
Bank of New York Mellon Corp.	189,885	3,781
BB&T Corp.	109,170	2,748
Berkshire Hathaway, Inc. Class B(a)	272,403	20,784
BlackRock, Inc.	15,700	2,798
Boston Properties, Inc.	22,967	2,288
Capital One Financial Corp.	72,263	3,056
CBRE Group, Inc.(a)	49,575	755
Charles Schwab Corp.	169,893	1,913
Chubb Corp.	43,875	3,037
Cincinnati Financial Corp.	25,114	765
Citigroup, Inc.	451,520	11,880
CME Group, Inc.	10,491	2,556
Comerica, Inc.	32,744	845
DDR Corp. REIT	1,532	19
Discover Financial Services	86,105	2,067
E*Trade Financial Corp.(a)	35,531	283
Equity Residential	46,457	2,649
Federated Investors, Inc. Class B	14,870	225
Fifth Third Bancorp	142,916	1,818
First Horizon National Corp.	46,055	368
Franklin Resources, Inc.	22,580	2,169
Genworth Financial, Inc. Class A(a)	72,151	473
Goldman Sachs Group, Inc.	78,134	7,066
Hartford Financial Services Group, Inc.	69,797	1,134
HCP, Inc.	63,800	2,643
Health Care REIT, Inc.	28,500	1,554
Hudson City Bancorp, Inc.	76,692	479
Huntington Bancshares, Inc.	127,456	700
IntercontinentalExchange, Inc.(a)	11,180	1,348
Invesco, Ltd.	68,200	1,370
J.P. Morgan Chase & Co.	592,915	19,714
KeyCorp	150,475	1,157
Kimco Realty Corp.	62,669	1,018
Legg Mason, Inc.	18,042	434
Leucadia National Corp.	29,736	676
Lincoln National Corp.	48,192	936
Loews Corp.	48,931	1,842
M & T Bank Corp.	19,637	1,499
Marsh & McLennan Cos., Inc.	84,953	2,686
Mastercard, Inc. Class A	16,500	6,152
MetLife, Inc.	164,396	5,126
Moody’s Corp.	30,266	1,019
Morgan Stanley	228,130	3,452
NASDAQ OMX Group, Inc.(a)	18,400	451
Northern Trust Corp.	38,506	1,527
NYSE Euronext	40,200	1,049
Paychex, Inc.	50,338	1,516
People’s United Financial, Inc.	57,000	733
PNC Financial Services Group, Inc.	81,717	4,713
Principal Financial Group, Inc.	50,291	1,237
Progressive Corp.	99,501	1,941
ProLogis, Inc.	72,299	2,067
Prudential Financial, Inc.	74,939	3,756
Public Storage, Inc.	22,287	2,997
Regions Financial Corp.	191,689	824
Simon Property Group, Inc.	45,815	5,907
SLM Corp.	79,354	1,063
State Street Corp.(d)	79,225	3,194
SunTrust Banks, Inc.	83,918	1,485
T. Rowe Price Group, Inc.	40,075	2,282
Torchmark Corp.	17,131	743
Total System Services, Inc.	27,675	541
Travelers Cos., Inc.	64,304	3,805
U.S. Bancorp	296,652	8,024
Unum Group	47,529	1,001
Ventas, Inc.	45,100	2,486
Visa, Inc. Class A	79,000	8,021
Vornado Realty Trust	29,114	2,238

See Notes to Financial Statements.

2

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
December 31, 2011

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Financials – (continued)
Wells Fargo & Co.	817,749	$22,537
Western Union Co.	98,585	1,800
XL Group PLC	50,668	1,002
Zions Bancorp.	30,453	496

		252,750

Health Care – 11.3%
Abbott Laboratories	240,806	13,541
Aetna, Inc.	58,950	2,487
Allergan, Inc.	47,392	4,158
AmerisourceBergen Corp.	41,786	1,554
Amgen, Inc.	123,745	7,946
Baxter International, Inc.	88,261	4,367
Becton Dickinson and Co.	34,097	2,548
Biogen Idec, Inc.(a)	37,631	4,141
Boston Scientific Corp.(a)	238,634	1,274
Bristol-Myers Squibb Co.	263,516	9,286
C.R. Bard, Inc.	13,497	1,154
Cardinal Health, Inc.	53,957	2,191
CareFusion Corp.(a)	33,878	861
Celgene Corp.(a)	69,218	4,679
Cerner Corp.(a)	23,100	1,415
CIGNA Corp.	43,496	1,827
Coventry Health Care, Inc.(a)	21,903	665
Covidien PLC	75,800	3,412
DaVita, Inc.(a)	14,600	1,107
Dentsply International, Inc.	20,800	728
Edwards Lifesciences Corp.(a)	17,800	1,258
Eli Lilly & Co.	159,075	6,611
Express Scripts, Inc.(a)	74,998	3,352
Forest Laboratories, Inc.(a)	43,802	1,325
Gilead Sciences, Inc.(a)	119,799	4,903
Hospira, Inc.(a)	25,303	768
Humana, Inc.	26,407	2,314
Intuitive Surgical, Inc.(a)	6,100	2,824
Johnson & Johnson	424,549	27,842
Laboratory Corp. of America Holdings(a)	15,822	1,360
Life Technologies Corp.(a)	27,887	1,085
McKesson Corp.	37,755	2,942
Mead Johnson Nutrition Co.	31,118	2,139
Medco Health Solutions, Inc.(a)	59,168	3,308
Medtronic, Inc.	164,878	6,307
Merck & Co., Inc.	476,970	17,982
Mylan, Inc.(a)	68,209	1,464
Patterson Cos., Inc.	12,894	381
Perrigo Co.	14,500	1,411
Pfizer, Inc.	1,199,411	25,955
Quest Diagnostics, Inc.	24,000	1,393
St. Jude Medical, Inc.	51,926	1,781
Stryker Corp.	51,689	2,570
Tenet Healthcare Corp.(a)	73,370	376
UnitedHealth Group, Inc.	166,196	8,423
Varian Medical Systems, Inc.(a)	18,160	1,219
Watson Pharmaceuticals, Inc.(a)	19,646	1,185
WellPoint, Inc.	55,438	3,673
Zimmer Holdings, Inc.(a)	28,552	1,525

		207,017

Industrials – 10.6%
3M Co.	110,172	9,004
Amphenol Corp. Class A	27,300	1,239
Avery Dennison Corp.	15,388	441
Boeing Co.	114,488	8,398
Caterpillar, Inc.	100,379	9,094
CH Robinson Worldwide, Inc.	25,961	1,812
Cintas Corp.	17,588	612
Cooper Industries PLC	25,100	1,359
CSX Corp.	168,314	3,545
Cummins, Inc.	30,258	2,663
Danaher Corp.	88,272	4,152
Deere & Co.	64,337	4,977
Dover Corp.	28,195	1,637
Eaton Corp.	52,190	2,272
Emerson Electric Co.	116,248	5,416
Equifax, Inc.	17,983	697
Expeditors International Washington, Inc.	33,820	1,385
Fastenal Co.	46,500	2,028
FedEx Corp.	48,900	4,084
First Solar, Inc.(a)	8,070	272
Flir Systems, Inc.	23,500	589
Flowserve Corp.	8,400	834
Fluor Corp.	27,160	1,365
Fortune Brands Home & Security, Inc.(a)	1,145	20
General Dynamics Corp.	55,561	3,690
General Electric Co.(c)	1,642,433	29,416
Goodrich Corp.	19,745	2,442
Honeywell International, Inc.	120,781	6,564
Illinois Tool Works, Inc.	76,671	3,581
Ingersoll-Rand PLC	47,400	1,444
Iron Mountain, Inc.	28,100	866
Jacobs Engineering Group, Inc.(a)	20,400	828
Joy Global, Inc.	16,600	1,245
L-3 Communications Holdings, Inc.	15,703	1,047
Leggett & Platt, Inc.	20,398	470
Lockheed Martin Corp.	42,252	3,418
Masco Corp.	57,123	599
Norfolk Southern Corp.	53,455	3,895
Northrop Grumman Corp.	40,211	2,352
PACCAR, Inc.	57,774	2,165
Pall Corp.	17,409	995
Parker-Hannifin Corp.	24,203	1,846
Pitney Bowes, Inc.	29,727	551
Precision Castparts Corp.	22,107	3,643
Quanta Services, Inc.(a)	31,200	672
R.R. Donnelley & Sons Co.	29,609	427
Raytheon Co.	54,082	2,617
Republic Services, Inc.	49,903	1,375
Robert Half International, Inc.	23,440	667
Rockwell Automation, Inc.	22,205	1,629
Rockwell Collins, Inc.	24,531	1,358
Roper Industries, Inc.	15,000	1,303
Ryder System, Inc.	7,921	421
Southwest Airlines Co.	126,986	1,087
Stericycle, Inc.(a)	12,900	1,005
Textron, Inc.	40,939	757
Thermo Fisher Scientific, Inc.(a)	60,024	2,699
Tyco International, Ltd.	71,300	3,330
Union Pacific Corp.	75,368	7,985
United Parcel Service, Inc. Class B	150,546	11,018
United Technologies Corp.	141,278	10,326
W.W. Grainger, Inc.	9,669	1,810
Waste Management, Inc.	73,839	2,415
Xylem, Inc.	28,692	737

		192,590

Information Technology – 17.3%
Accenture PLC Class A	100,600	5,355
Adobe Systems, Inc.(a)	77,957	2,204

See Notes to Financial Statements.

3

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
December 31, 2011

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Information Technology – (continued)
Advanced Micro Devices, Inc.(a)	84,086	$454
Agilent Technologies, Inc.(a)	54,768	1,913
Akamai Technologies, Inc.(a)	27,324	882
Altera Corp.	50,454	1,872
Analog Devices, Inc.	47,569	1,702
AOL, Inc.(a)(c)	1	—
Apple, Inc.(a)	144,984	58,719
Applied Materials, Inc.	203,807	2,183
Autodesk, Inc.(a)	36,276	1,100
Automatic Data Processing, Inc.	75,517	4,079
BMC Software, Inc.(a)	26,221	860
Broadcom Corp. Class A(a)	75,359	2,213
CA, Inc.	58,299	1,178
Cisco Systems, Inc.	838,819	15,166
Citrix Systems, Inc.(a)	29,667	1,801
Cognizant Technology Solutions Corp. Class A(a)	47,784	3,073
Computer Sciences Corp.	23,144	548
Corning, Inc.	241,176	3,130
Dell, Inc.(a)	238,350	3,487
Dun & Bradstreet Corp.	7,100	531
Electronic Arts, Inc.(a)	50,400	1,038
EMC Corp.(a)	318,884	6,869
F5 Networks, Inc.(a)	12,200	1,295
Fidelity National Information Services, Inc.	38,077	1,012
Fiserv, Inc.(a)	22,752	1,336
Google, Inc. Class A(a)	39,390	25,442
Harris Corp.	19,000	685
Hewlett-Packard Co.	310,016	7,986
Intel Corp.	794,456	19,266
International Business Machines Corp.	183,942	33,823
Intuit, Inc.	46,463	2,443
Jabil Circuit, Inc.	27,551	542
Juniper Networks, Inc.(a)	83,793	1,710
KLA-Tencor Corp.	25,205	1,216
Lexmark International, Inc. Class A	10,042	332
Linear Technology Corp.	35,263	1,059
LSI Corp.(a)	89,162	530
Microchip Technology, Inc.	29,389	1,077
Micron Technology, Inc.(a)	161,462	1,016
Microsoft Corp.(c)	1,168,135	30,325
Molex, Inc.	19,805	473
Motorola Mobility Holdings, Inc.(a)	40,983	1,590
Motorola Solutions, Inc.	43,652	2,021
NetApp, Inc.(a)	58,157	2,109
Novellus Systems, Inc.(a)	9,830	406
NVIDIA Corp.(a)	93,456	1,295
Oracle Corp.	611,862	15,694
PerkinElmer, Inc.	15,618	312
QUALCOMM, Inc.	259,911	14,217
Red Hat, Inc.(a)	29,900	1,235
SAIC, Inc.(a)	42,900	527
Salesforce.com, Inc.(a)	21,200	2,151
SanDisk Corp.(a)	37,667	1,854
Symantec Corp.(a)	118,163	1,849
TE Connectivity, Ltd.	68,400	2,107
Teradata Corp.(a)	26,220	1,272
Teradyne, Inc.(a)	28,149	384
Texas Instruments, Inc.	180,199	5,246
VeriSign, Inc.	25,721	919
Waters Corp.(a)	13,765	1,019
Western Digital Corp.(a)	35,600	1,102
Xerox Corp.	223,001	1,775
Xilinx, Inc.	42,402	1,359
Yahoo!, Inc.(a)	193,619	3,123

		315,491

Materials – 3.5%
Air Products & Chemicals, Inc.	33,409	2,846
Airgas, Inc.	10,400	812
Alcoa, Inc.	168,749	1,460
Allegheny Technologies, Inc.	17,228	824
Ball Corp.	25,124	897
Bemis Co., Inc.	14,462	435
CF Industries Holdings, Inc.	10,450	1,515
Cliffs Natural Resources, Inc.	22,200	1,384
Dow Chemical Co.	183,628	5,281
E.I. Du Pont de Nemours & Co.	143,912	6,588
Eastman Chemical Co.	20,708	809
Ecolab, Inc.	45,866	2,652
FMC Corp.	10,700	921
Freeport-McMoRan Copper & Gold, Inc. Class B	147,904	5,441
International Flavors & Fragrances, Inc.	13,031	683
International Paper Co.	68,811	2,037
MeadWestvaco Corp.	26,720	800
Monsanto Co.	83,455	5,848
Mosaic Co.	43,800	2,209
Newmont Mining Corp.	77,106	4,627
Nucor Corp.	49,854	1,973
Owens-Illinois, Inc.(a)	24,000	465
Plum Creek Timber Co., Inc.	25,311	925
PPG Industries, Inc.	24,871	2,076
Praxair, Inc.	46,911	5,015
Sealed Air Corp.	22,792	392
Sherwin-Williams Co.	13,996	1,249
Sigma-Aldrich Corp.	18,934	1,183
Titanium Metals Corp.	10,800	162
United States Steel Corp.	21,478	568
Vulcan Materials Co.	18,961	746
Weyerhaeuser Co.	84,074	1,570

		64,393

Telecommunication Services – 3.1%
American Tower Corp. Class A	60,800	3,649
AT&T, Inc.	918,150	27,765
CenturyLink, Inc.	94,665	3,522
Frontier Communications Corp.	147,244	758
JDS Uniphase Corp.(a)	32,523	340
MetroPCS Communications, Inc.(a)	41,500	360
Sprint Nextel Corp.(a)	476,265	1,114
Verizon Communications, Inc.	438,166	17,579
Windstream Corp.	78,313	919

		56,006

Utilities – 3.7%
AES Corp.(a)	102,795	1,217
AGL Resources, Inc.	18,100	765
Ameren Corp.	37,560	1,244
American Electric Power Co., Inc.	73,952	3,055
CenterPoint Energy, Inc.	66,311	1,332
CMS Energy Corp.	37,956	838
Consolidated Edison, Inc.	45,952	2,850
Constellation Energy Group, Inc.	31,314	1,242
Dominion Resources, Inc.	88,362	4,690
DTE Energy Co.	26,384	1,437
Duke Energy Corp.	206,620	4,546
Edison International	51,319	2,125
Entergy Corp.	27,798	2,031
Exelon Corp.	102,821	4,459

See Notes to Financial Statements.

4

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
December 31, 2011

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Utilities – (continued)
FirstEnergy Corp.	65,722	$2,911
Integrys Energy Group, Inc.	11,616	629
NextEra Energy, Inc.	64,921	3,952
NiSource, Inc.	41,982	1,000
Northeast Utilities	26,400	952
NRG Energy, Inc.(a)	36,700	665
Oneok, Inc.	16,100	1,396
Pepco Holdings, Inc.	34,700	704
PG&E Corp.	63,026	2,598
Pinnacle West Capital Corp.	16,160	779
PPL Corp.	88,475	2,603
Progress Energy, Inc.	46,181	2,587
Public Service Enterprise Group, Inc.	79,324	2,619
SCANA Corp.	17,700	798
Sempra Energy	37,386	2,056
Southern Co.	133,843	6,196
TECO Energy, Inc.	34,951	669
Wisconsin Energy Corp.	35,200	1,231
Xcel Energy, Inc.	76,351	2,110

		68,286

TOTAL COMMON STOCKS (Cost $1,113,788)		1,776,334

PREFERRED STOCK – 0.0%
Consumer Discretionary – 0.0%
Orchard Supply Hardware Stores Corp. Series A(a)(b)(e)	242	—

TOTAL PREFERRED STOCK (Cost $1)		—

	Par
	Amount

U.S. GOVERNMENT SECURITIES – 0.1%
U.S. Treasury Bill(c)(f)
0.01% due 02/23/2012	$350,000	350
U.S. Treasury Bill(c)(f)
0.01% due 05/17/2012	110,000	110
U.S. Treasury Bill(c)(f)
0.00% due 01/12/2012	2,265,000	2,265
U.S. Treasury Bill(c)(f)
0.00% due 04/12/2012	400,000	400

TOTAL U.S. GOVERNMENT SECURITIES (Cost $3,125)		3,125

		Market
		Value
	Shares	(000)

MONEY MARKET FUNDS – 2.4%
AIM Short Term Investment Prime Portfolio	42,650,897	$42,651
Federated Money Market Obligations Trust	577,343	577

TOTAL MONEY MARKET FUNDS (Cost $43,228)		43,228

TOTAL INVESTMENTS† – 99.8% (Cost $1,160,142)		1,822,687

Other Assets in Excess of Liabilities – 0.2%		2,841

NET ASSETS – 100.0%		$1,825,528

(a)	Non-income producing security.

(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)

(c)	All or part of this security has been designated as collateral for futures contracts.

(d)	Affiliated issuer. See table that follows for more information.

(e)	Amount is less than $1,000.

(f)	Rate represents annualized yield at date of purchase.

†	See Note 2 of the Notes to Financial Statements.

PLC = Public Limited Company
REIT = Real Estate Investment Trust

		Notional	Unrealized
	Number of	Value	Appreciation
	Contracts	(000)	(000)

Schedule of Futures S&P 500 Financial Futures Contracts (long) Expiration Date 3/2012	786	$49,088	$139

Total unrealized appreciation on open futures contracts purchased			$139

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2011 is listed in the Portfolio of Investments.

						Income earned
		Shares purchased	Shares sold for	Number of	Value at	for the twelve months	Realized loss
Security	Number of shares	for the twelve months	the twelve months	shares held	12/31/2011	ended 12/31/2011	on shares sold
Description	held at 12/31/10	ended 12/31/2011	ended 12/31/2011	at 12/31/2011	(000)	(000)	(000)

State Street Corp.	85,825	6,100	12,700	79,225	$3,194	$57	$(20)

See Notes to Financial Statements.

5

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities
December 31, 2011
(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,157,478)	$1,819,493
Investments in non-controlled affiliates at market value (identified cost $2,664) (Note 4)	3,194

Total investments at market value (identified cost $1,160,142)	1,822,687
Cash	4
Receivable for investment securities sold	312
Dividends and interest receivable	2,766

Total assets	1,825,769
Liabilities
Daily variation margin on futures contracts	180
Management fees (Note 4)	61

Total liabilities	241

Net Assets	$1,825,528

See Notes to Financial Statements.

6

State Street Equity 500 Index Portfolio

Statement of Operations
Year Ended December 31, 2011
(Amounts in thousands)

Investment Income
Interest	$25
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $33)	38,773
Dividend income – non-controlled affiliated issuer	57

Total investment income	38,855

Expenses
Management fees (Note 4)	840

Total expenses	840

Net Investment Income	$38,015

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers	$65,528
Investments – non-controlled affiliated issuer	(20)
Futures contracts	2,728

68,236

Net change in net unrealized appreciation (depreciation) on:
Investments	(60,247)
Futures contracts	(403)

(60,650)

Net realized and unrealized gain	7,586

Net Increase in Net Assets Resulting from Operations	$45,601

See Notes to Financial Statements.

7

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets
(Amounts in thousands)

	For The	For The
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$38,015	$37,668
Net realized gain on investments and futures contracts	68,236	26,111
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	(60,650)	214,085

Net increase in net assets from operations	45,601	277,864

Capital Transactions
Contributions	279,791	241,838
Withdrawals	(598,001)	(314,951)

Net decrease in net assets from capital transactions	(318,210)	(73,113)

Net Increase (Decrease) in Net Assets	(272,609)	204,751
Net Assets
Beginning of year	2,098,137	1,893,386

End of year	$1,825,528	$2,098,137

See Notes to Financial Statements.

8

State Street Equity 500 Index Portfolio

Financial Highlights
The following table includes selected supplemental data and ratios to average net assets:

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	1,825,528	2,098,137	1,893,386	1,522,208	2,422,377
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.04%	1.99%	2.28%	2.30%	1.96%
Portfolio turnover rate(a)	15%	12%	19%	14%	12%
Total return(b)	2.03%	15.08%	26.50%	(37.02)%	5.49%

(a)	The portfolio turnover rate excludes in-kind security transactions.
(b)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

9

State Street Equity 500 Index Portfolio

Notes to Financial Statements
December 31, 2011

1. Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At December 31, 2011, the following Portfolios were in operation: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Free Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

10

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)
December 31, 2011

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs
Description	(Level 1)	(Level 2)		(Level 3)	Total

Assets:
Investments:
Common Stocks	$1,776,332	$2		$–	$1,776,334
Preferred Stock	–	–	*	–	–	*
U.S. Government Securities	–	3,125		–	3,125
Money Market Funds	43,228	–		–	43,228

Total Investments	1,819,560	3,127		–	1,822,687
Other Assets:
Futures contracts	139	–		–	139

Total Assets	$1,819,699	$3,127		$–	$1,822,826

*	Fund held Level 2 securities that were valued at $0 at December 31, 2011.

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the year ended December 31, 2011, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statement of Operations.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2011, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2011, the tax cost of investments was $1,315,634,901. The aggregate gross unrealized appreciation and gross unrealized depreciation was $579,830,424 and $72,778,052 respectively, resulting in net appreciation of $507,052,372 for all securities as computed on a federal income tax basis.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

11

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)
December 31, 2011

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2011:

Asset Derivatives(1) (amounts in thousands)

	Equity
	Contracts Risk	Total

Futures Contracts	$139	$139

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

Transactions in derivative instruments during the year ended December 31, 2011, were as follows:

Realized Gain (Loss)(2) (amounts in thousands)

	Equity
	Contracts Risk	Total

Futures Contracts	$2,728	$2,728

Change in Appreciation (Depreciation)(3) (amounts in thousands)

	Equity
	Contracts Risk	Total

Futures Contracts	$(403)	$(403)

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures contracts outstanding during the period ended December 31, 2011, was $36,089,554.

Use of estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent Events: Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolio’s financial statements as presented.

3. Securities Transactions

For the year ended December 31, 2011, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $277,424,267 and $455,596,021 respectively.

12

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)
December 31, 2011

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2011 is listed in the Portfolio of Investments.

5. Trustees’ Fees

The Trust paid each Trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also paid each Trustee an annual retainer of $30,000. Each Trustee is reimbursed for out-of-pocket and travel expenses. Effective January 1, 2012, the Trust pays each Trustee an annual retainer of $100,000, meeting fees of $5,000 and telephonic meeting fees of $1,250.

6. Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. New Accounting Pronouncement

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (International Financial Reporting Standards)”. The ASU changes certain fair value measurement principles and disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU 2011-04 will have on the Funds’ financial statements and related disclosures.

13

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds), including the portfolio of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio, of State Street Master Funds, at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2012

14

State Street Equity 500 Index Portfolio

General Information
December 31, 2011 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 17, 2011 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering renewal of the Advisory Agreement at the November Meeting, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) convened a special telephonic meeting on October 19, 2011 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street Bank and Trust Company (“State Street”), which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and investment policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $2.0 trillion in assets under management at September 30, 2011, including over $214.5 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of a variety of index products are exceptional. As discussed more fully below, they also determined that the advisory fee paid by the Portfolio was fair and reasonable and that the Portfolio’s performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate and had been of good quality.

The Trustees determined, in view of the investment objective of the Portfolio and after review and discussion of the available data and of a memorandum discussing the recent performance of the Portfolio supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the

15

State Street Equity 500 Index Portfolio

General Information — (continued)
December 31, 2011 (Unaudited)

Advisory Agreement Renewal — (continued)

extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that performance of the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to State Street Global Markets LLC (“SSGM”), also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the feeder fund and, by implication, the Portfolio.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolio individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended June 30, 2011, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, including information as to changes in the methodologies from prior years, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust. They noted that the levels of profitability had increased in recent periods as a number of the Funds and Portfolios had experienced significant growth, and they determined to reconsider the profitability of these relationships to the Adviser and State Street at next year’s renewal meeting.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolio’s advisory fee and total expense ratio were all lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee.

In addition, the Trustees considered other advisory fees paid to the Adviser. They noted that as a general matter fees paid to the Adviser by similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolio. As to fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by the Adviser, the Trustees noted that these tended to be lower than those paid by the Portfolio; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolio by the Adviser and those provided to the other two types of clients. The Trustees determined that, in light of these significant differences, in both cases the fees were of doubtful utility for purposes of comparison with those of the Portfolio, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements to obtain third-party (non-proprietary research) services in connection with the Portfolio’s brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees approved the continuance of the Advisory Agreement.

16

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds.

				Number of
				Funds in
		Term of Office		Fund Complex
Name, Address, and	Position(s) Held	and Length of	Principal Occupation	Overseen by	Other Directorships
Year of Birth	with Trust	Time Served	During Past Five Years	Trustee*	Held by Trustee

Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund, Inc.
William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1958 – 1997) Mr. Boyan retired in 1997. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1992 – 2007); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010).	22	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.
Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984-1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust (2002 – 2007).
Interested Trustees**
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management Inc. (2005 – present); Senior Managing Director, State Street Global Advisors (2006 – present).	22	Trustee, State Street Institutional Investment Trust; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; and Trustee, Select Sector SPDR Trust

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.
**	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

17

Term of Office
Name, Address,	Position(s) Held	and Length of	Principal Occupation
and Year of Birth	with Trust	Time Served	During Past Five Years

Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1967	Vice President	Term: Indefinite Elected: 09/09	Senior Managing Director (1992 – present) and Chief Operating Officer (May 2010 – present), SSgA Funds Management, Inc.; Senior Managing Director, State Street Global Advisors (1992 – present).*
Laura F. Dell State Street Bank and	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Trust Company 4 Copley Place 5th floor Boston, MA 02116 1964	Assistant Treasurer	11/08 – 11/10
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001 – present).*
Caroline Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 -present); Assistant Vice President, Eaton Vance Management (2005 – 2007).
Jacqueline Angell State Street Global Advisors and SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1974	Chief Compliance Officer	Term: Indefinite Elected: 04/11	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008 – present); Director of Investment Adviser Oversight, Fidelity Investments (2006 – 2008).
Ryan M. Louvar State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1972	Secretary	Term: Indefinite Elected: 2/12	Vice President and Senior Counsel, State Street Bank and Trust Company (2005 – present).*
Mark E. Tuttle State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1970	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 – present); Assistant Counsel, BISYS Group, Inc. (2005 – 2007) (a financial services company).*
Scott E. Habeeb State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1968	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 -present); Legal Analyst, Verizon Communications (2004 – 2007).*

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

18

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02119

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio
State Street Bank and Trust Company
P.O. Box 5049

Boston, MA 02206

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

SSITAREquity500

INTERNATIONAL EQUITY FUNDS
Emerging Markets Fund
Emerging Markets Fund – Select Class
International Stock Selection Fund
International Stock Selection Fund – Class R

Semiannual Report
February 29, 2012

SSgA Funds
International Equity Funds
Semiannual Report
February 29, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA
Emerging Markets Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,024.50	$1,018.65
Expenses Paid During Period*	$6.29	$6.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Select Class	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,025.96	$1,019.79
Expenses Paid During Period*	$5.14	$5.12

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Emerging Markets Fund	3

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SSgA
Emerging Markets Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 93.8%

Bermuda - 1.4%
COSCO Pacific, Ltd.	5,936,000	9,000
Credicorp, Ltd.	149,543	18,378
GOME Electrical Appliances Holding, Ltd. (Ñ)	13,834,000	4,227

		31,605

Brazil - 14.1%
Banco Bradesco SA - ADR (Ñ)	1,083,187	19,649
Banco do Brasil SA	1,047,805	16,871
BM&FBovespa SA	916,100	6,129
BR Properties SA	466,800	5,994
BRF - Brasil Foods SA (Æ)	477,325	9,979
Cia de Bebidas das Americas - ADR (Ñ)	810,562	32,430
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	256,989	19,305
Cia Hering	173,200	4,659
Gafisa SA - ADR (Ñ)	1,331,624	7,390
PDG Realty SA Empreendimentos e Participacoes	1,490,032	6,369
Petroleo Brasileiro SA - ADR (Æ)	2,289,201	66,575
Redecard SA	1,256,700	26,126
Souza Cruz SA	556,100	8,326
Tele Norte Leste Participacoes SA - ADR (Ñ)	516,715	5,549
Tim Participacoes SA	528,607	3,198
Ultrapar Participacoes SA	577,925	13,122
Vale SA Class B - ADR	2,770,877	69,660

		321,331

Cayman Islands - 2.8%
Anta Sports Products, Ltd. (Ñ)	2,030,000	2,256
Dongyue Group (Ñ)	4,500,000	4,624
ENN Energy Holdings, Ltd. (Ñ)	1,532,000	5,264
Evergrande Real Estate Group, Ltd. (Ñ)	18,792,941	11,945
Hengan International Group Co., Ltd.	753,500	6,844
Intime Department Store Group Co., Ltd. (Ñ)	1,840,000	2,289
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	231,512	6,137
Tencent Holdings, Ltd.	842,200	21,934
Tingyi Cayman Islands Holding Corp. (Ñ)	764,000	2,271

		63,564

China - 9.7%
Agricultural Bank of China, Ltd. Class H (Ñ)	7,836,000	3,900
Bank of China, Ltd. Class H	49,402,100	21,528
China Construction Bank Corp. Class H	30,466,169	25,610
China Life Insurance Co., Ltd. Class H (Ñ)	2,278,000	7,107
China Mengniu Dairy Co., Ltd.	1,143,000	3,242
China Minsheng Banking Corp., Ltd. Class H (Ñ)	8,275,000	8,055
China National Building Material Co., Ltd. Class H (Ñ)	2,760,000	3,993
China Petroleum & Chemical Corp. Class H	18,605,000	21,325
China Shanshui Cement Group, Ltd. (Ñ)	4,516,000	4,204
China Telecom Corp., Ltd. Class H	13,382,000	8,178
Dongfeng Motor Group Co., Ltd. Class H (Ñ)	4,460,000	8,752
Guangzhou R&F Properties Co., Ltd. (Ñ)	5,062,400	6,683
Industrial & Commercial Bank of China Class H (Ñ)	39,803,000	29,200
Inner Mongolia Yitai Coal Co. Class B	619,313	3,498
Jiangxi Copper Co., Ltd. Class H (Ñ)	2,167,000	5,965
PetroChina Co., Ltd. Class H	11,102,000	16,804
PICC Property & Casualty Co., Ltd. Class H	6,886,000	9,713
Ping An Insurance Group Co. Class H (Ñ)	820,500	7,178
Shanghai Electric Group Co., Ltd. Class H	6,652,000	3,593
Weichai Power Co., Ltd. Class H (Ñ)	1,126,000	6,213
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	3,852,000	9,655
Zhaojin Mining Industry Co., Ltd.	1,320,800	2,725
Zhejiang Expressway Co., Ltd. Class H	3,592,000	2,728

		219,849

Cyprus - 0.4%
Globaltrans Investment PLC - GDR	460,284	8,041

Czech Republic - 1.2%
CEZ AS	447,262	19,314
Komercni Banka AS	17,257	3,380
Telefonica Czech Republic AS	190,521	4,144

		26,838

Egypt - 0.0%
Orascom Hotels & Development (Æ)	1	— ±

Emerging Markets Fund	5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Hong Kong - 4.7%
Agile Property Holdings, Ltd. (Ñ)	4,756,000	6,414
China Mobile, Ltd.	4,330,700	46,260
China Resources Power Holdings Co., Ltd.	1,782,000	3,506
CNOOC, Ltd.	11,835,500	27,162
Lenovo Group, Ltd. (Ñ)	12,006,000	10,634
Shanghai Industrial Holdings, Ltd.	1,224,000	4,442
Shimao Property Holdings, Ltd. (Ñ)	2,570,500	3,354
Soho China, Ltd. (Ñ)	7,800,000	5,692

		107,464

India - 3.3%
ACC, Ltd.	111,597	2,974
Ambuja Cements, Ltd.	711,514	2,334
Axis Bank, Ltd.	59,817	1,437
Bajaj Auto, Ltd.	87,706	3,224
Cairn India, Ltd. (Æ)	102,784	774
Dr Reddy’s Laboratories, Ltd.	32,730	1,097
GAIL India, Ltd.	191,975	1,468
HDFC Bank, Ltd.	536,421	5,660
Hindustan Unilever, Ltd.	469,628	3,643
Housing Development Finance Corp.	378,762	5,125
ICICI Bank, Ltd.	121,182	2,241
IndusInd Bank, Ltd.	225,957	1,440
Infosys, Ltd.	116,751	6,869
ITC, Ltd.	1,097,230	4,649
Jaiprakash Associates, Ltd.	1,364,794	2,118
Kotak Mahindra Bank, Ltd.	140,324	1,568
Larsen & Toubro, Ltd.	56,833	1,517
LIC Housing Finance, Ltd.	294,797	1,566
Mahindra & Mahindra, Ltd.	166,317	2,409
Oil & Natural Gas Corp., Ltd.	408,665	2,445
Reliance Industries, Ltd.	439,750	7,364
State Bank of India	32,818	1,505
Sun Pharmaceutical Industries, Ltd.	230,589	2,590
Tata Consultancy Services, Ltd.	189,385	4,722
Tata Motors, Ltd.	686,187	3,794
Ultratech Cement, Ltd.	41,240	1,183

		75,716

Indonesia - 3.1%
Astra International Tbk PT	1,775,620	13,947
Bank Central Asia Tbk PT	11,697,000	9,856
Bank Mandiri Persero Tbk PT	5,651,000	4,041
Bank Rakyat Indonesia Persero Tbk PT	12,021,500	9,196
Bumi Resources Tbk PT	19,300,500	5,242
Charoen Pokphand Indonesia Tbk PT	13,730,500	4,072
Gudang Garam Tbk PT	496,000	3,121
Perusahaan Gas Negara PT	14,339,500	5,961
Semen Gresik Persero Tbk PT	2,118,500	2,642
Telekomunikasi Indonesia Tbk PT	7,476,000	5,843
United Tractors Tbk PT	2,347,000	7,546

		71,467

Malaysia - 0.9%
AirAsia BHD	695,000	849
Alliance Financial Group BHD	1,007,300	1,305
Berjaya Sports Toto BHD	530,600	776
British American Tobacco Malaysia BHD	72,100	1,256
DiGi.Com BHD - GDR	1,461,200	1,961
Genting BHD - ADR	458,900	1,624
Hong Leong Financial Group BHD	156,100	629
Malayan Banking BHD	951,500	2,779
Petronas Chemicals Group BHD	951,500	2,128
Petronas Gas BHD	115,800	650
RHB Capital BHD	535,800	1,422
Sime Darby BHD	832,300	2,692
Telekom Malaysia BHD	946,400	1,640
Tenaga Nasional BHD	716,100	1,501

		21,212

Mexico - 3.1%
Alfa SAB de CV Class A (Ñ)	524,600	7,008
America Movil SAB de CV - ADR	1,049,875	25,134
Fomento Economico Mexicano SAB de CV - ADR	128,300	9,443
Grupo Financiero Banorte SAB de CV Class O	1,317,070	5,389
Grupo Mexico SAB de CV	3,556,068	11,213
Grupo Televisa SAB - ADR	85,432	1,822
Industrias Penoles SAB de CV (Ñ)	153,065	7,598
Wal-Mart de Mexico SAB de CV	1,124,000	3,507

		71,114

Nigeria - 0.0%
Guaranty Trust Bank PLC - GDR (λ)	229,606	1,023

Peru - 0.8%
Cia de Minas Buenaventura SA - ADR	431,633	17,321

Philippines - 1.5%
Aboitiz Power Corp.	3,467,900	2,596
Ayala Land, Inc.	2,995,900	1,436
Bank of the Philippine Islands	2,278,128	3,554
Energy Development Corp.	25,029,200	3,191
First Philippine Holdings Corp.	1,033,050	1,487
Metro Pacific Investments Corp.	15,852,870	1,301
Metropolitan Bank & Trust - ADR	2,139,328	4,053
Philippine Long Distance Telephone Co. - ADR	58,131	3,835

6	Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
SM Investments Corp.	443,272	6,609
SM Prime Holdings, Inc.	9,139,000	3,497
Universal Robina Corp.	1,643,251	2,037

		33,596

Poland - 1.4%
Bank Pekao SA	55,353	2,759
KGHM Polska Miedz SA	184,965	8,794
PGE SA	863,617	5,533
Polski Koncern Naftowy Orlen S.A. (Æ)	189,320	2,171
Powszechny Zaklad Ubezpieczen SA	70,549	7,626
Tauron Polska Energia SA	942,079	1,551
Telekomunikacja Polska SA	433,907	2,379

		30,813

Russia - 8.7%
Federal Grid Co. Unified Energy System JSC Class T	10	— ±
Gazprom OAO - ADR (Æ)	4,943,844	65,506
Gazprom OAO - ADR	310,683	4,101
Lukoil OAO	218,694	14,045
Lukoil OAO - ADR (Æ)	206,897	13,190
Mobile Telesystems OJSC - ADR (Ñ)	426,800	7,789
NovaTek OAO - GDR	84,271	12,228
Rosneft Oil Co. Class T	1,743,874	13,486
Sberbank of Russia	9,220,595	31,612
Severstal OAO	710,843	10,901
Sistema JSFC - GDR	419,474	9,145
Tatneft - ADR	261,595	10,456
Uralkali OJSC - GDR	141,103	5,736

		198,195

South Africa - 7.4%
African Bank Investments, Ltd.	1,177,584	6,159
AngloGold Ashanti, Ltd. (Ñ)	64,258	2,787
Barloworld, Ltd. - ADR	532,498	6,323
Exxaro Resources, Ltd. (Ñ)	197,500	5,548
FirstRand, Ltd.	1,293,156	4,114
Gold Fields, Ltd. - ADR (Ñ)	524,348	8,293
Growthpoint Properties, Ltd. (Ñ)	1,509,548	4,130
Impala Platinum Holdings, Ltd. (Ñ)	169,084	3,761
Imperial Holdings, Ltd.	185,191	3,633
Investec, Ltd. (Ñ)	463,804	3,042
Kumba Iron Ore, Ltd. (Ñ)	205,699	15,629
Liberty Holdings, Ltd.	156,064	1,857
Life Healthcare Group Holdings, Ltd.	1,142,248	3,307
MMI Holdings, Ltd.	978,880	2,486
MTN Group, Ltd. (Ñ)	858,648	15,465
Naspers, Ltd. Class N (Ñ)	82,111	4,557
Nedbank Group, Ltd.	132,117	2,825
Pretoria Portland Cement Co., Ltd.	621,726	2,615
Remgro, Ltd.	228,342	4,047
Sanlam, Ltd.	1,132,172	4,651
Sasol, Ltd. - ADR	517,766	27,560
Shoprite Holdings, Ltd. - ADR	209,459	3,792
Standard Bank Group, Ltd.	501,745	7,385
Steinhoff International Holdings, Ltd. (Æ)(Ñ)	421,994	1,508
Telkom SA, Ltd.	936,166	3,220
Tiger Brands, Ltd.	210,373	7,295
Truworths International, Ltd.	374,286	4,027
Vodacom Group, Ltd. - ADR	274,845	3,787
Woolworths Holdings, Ltd.	626,816	3,765

		167,568

South Korea - 13.3%
CJ CheilJedang Corp. (Ñ)	16,734	4,809
Daelim Industrial Co., Ltd.	76,026	8,563
DGB Financial Group, Inc.	179,290	2,412
Dongbu Insurance Co., Ltd.	179,283	7,828
Doosan Corp.	8,808	1,350
GS Holdings	65,454	3,780
Hana Financial Group, Inc.	295,215	10,410
Honam Petrochemical Corp. (Æ)(Ñ)	19,474	6,162
Hotel Shilla Co., Ltd.	83,150	3,159
Hyundai Department Store Co., Ltd. (Ñ)	39,528	5,901
Hyundai Glovis Co., Ltd.	18,520	3,071
Hyundai Heavy Industries Co., Ltd.	10,178	3,089
Hyundai Marine & Fire Insurance Co., Ltd.	222,740	6,431
Hyundai Mobis	34,896	8,890
Hyundai Motor Co.	156,185	30,156
Hyundai Steel Co.	34,664	3,548
Industrial Bank of Korea (Æ)	680,320	7,905
KCC Corp.	13,246	4,251
KT Corp.	107,800	3,141
KT&G Corp.	209,830	13,729
LG Chem, Ltd.	37,349	13,304
LG Corp. Class H	120,639	7,538
POSCO	46,596	17,327
Samsung Electronics Co., Ltd.	73,870	79,633
Samsung Heavy Industries Co., Ltd. (Ñ)	250,090	9,110
Shinhan Financial Group Co., Ltd.	271,928	10,525
SK Holdings Co., Ltd.	74,204	11,243
SK Innovation Co., Ltd.	24,338	4,035
SK Telecom Co., Ltd.	61,945	8,056
Woori Finance Holdings Co., Ltd. (Æ)	354,680	3,884

		303,240

Emerging Markets Fund	7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Taiwan - 7.9%
Acer, Inc.	3,956,112	6,056
Advanced Semiconductor Engineering, Inc.	8,034,971	7,872
Asia Cement Corp.	2,318,805	2,970
China Steel Corp. Class H	4,522,365	4,692
Chinatrust Financial Holding Co., Ltd.	9,747,089	6,631
Chipbond Technology Corp.	3,846,000	4,658
Chunghwa Telecom Co., Ltd.	2,039,082	6,271
Compal Electronics, Inc.	5,160,000	6,109
Coretronic Corp.	2,095,000	1,839
Epistar Corp.	1,122,000	2,939
Far Eastern New Century Corp.	2,389,913	3,069
Farglory Land Development Co., Ltd.	986,000	2,100
Formosa Chemicals & Fibre Corp.	2,077,000	6,500
Formosa Plastics Corp.	4,022,420	12,589
Fubon Financial Holding Co., Ltd.	6,440,654	7,581
Highwealth Construction Corp.	1,295,000	2,423
Hon Hai Precision Industry Co., Ltd.	2,188,975	7,633
HTC Corp.	397,957	8,948
KGI Securities Co., Ltd.	5,092,000	2,286
Lite-On Technology Corp.	2,539,000	3,450
Mega Financial Holding Co., Ltd.	9,752,800	7,598
Pou Chen Corp. Class B	4,833,630	4,292
Silitech Technology Corp.	1,490,909	4,159
Taiwan Mobile Co., Ltd. (Æ)	994,382	3,058
Taiwan Semiconductor Manufacturing Co., Ltd.	12,539,782	34,596
Tripod Technology Corp.	1,587,330	4,941
Unimicron Technology Corp.	3,554,000	4,655
Uni-President Enterprises Corp.	1,032,578	1,582
United Microelectronics Corp.	13,189,000	6,954
Wafer Works Corp.	1	— ±

		178,451

Thailand - 3.3%
Advanced Info Service PCL	1,884,567	9,963
Bangkok Bank PCL	1,835,700	10,979
CP ALL PCL	4,779,600	10,463
Kasikornbank PCL	1,817,000	8,795
Kasikornbank PCL Class R	414,800	2,035
PTT Global Chemical PCL	2,352,167	5,790
PTT PCL	1,171,633	14,053
Siam Cement PCL	54,800	646
Siam Commercial Bank PCL	296,200	1,272
Thai Oil PCL	4,327,600	10,867

		74,863

Turkey - 1.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	34,365	521
Arcelik AS	387,893	1,783
BIM Birlesik Magazalar AS	18,592	654
Ford Otomotiv Sanayi AS	90,226	848
Haci Omer Sabanci Holding AS	749,743	3,240
Koza Altin Isletmeleri AS	139,613	2,769
Tupras Turkiye Petrol Rafinerileri AS	160,929	3,974
Turk Telekomunikasyon AS	433,653	1,859
Turk Traktor ve Ziraat Makineleri AS	58,703	1,272
Turkiye Garanti Bankasi AS	1,872,060	7,106
Turkiye Halk Bankasi AS	496,370	3,419
Turkiye Sise ve Cam Fabrikalari AS	775,497	1,574

		29,019

United Kingdom - 0.1%
British American Tobacco PLC	56,698	2,853

United States - 3.4%
Southern Copper Corp. (Ñ)	529,553	17,030
Vanguard MSCI Emerging Markets ETF	1,336,000	59,626

		76,656

Total Common Stocks (cost $1,473,380)		2,131,799

Preferred Stocks - 4.4%

Brazil - 3.1%
Banco do Estado do Rio Grande do Sul	634,160	7,556
Braskem SA	1,023,214	9,283
Centrais Eletricas Brasileiras SA (Æ)	306,853	4,668
Investimentos Itau SA	693,811	4,848
Itau Unibanco Holding SA	1,294,811	27,747
Klabin SA	1,061,925	5,281
Telefonica Brasil SA	406,367	12,163

		71,546

Russia - 0.4%
AK Transneft OAO	4,825	8,999

South Korea - 0.9%
Hyundai Motor Co.	82,865	4,719
Samsung Electronics Co., Ltd.	23,629	14,806

		19,525

Total Preferred Stocks (cost $56,708)		100,070

8	Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Certificates of Participation - 0.9%

Curacao - 0.9%
MSCI Daily Trust Net Emerging Markets India USD (Æ) 2012 Warrants	45,998	20,934

Total Certificates of Participation (cost $25,032)		20,934

Short-Term Investments - 0.4%

United States - 0.4%
SSgA Prime Money Market Fund	10,157,398	10,157

Total Short-Term Investments (cost $10,157)		10,157

Other Securities - 6.6%
State Street Navigator Securities Lending Prime Portfolio (X)	149,353,400	149,353

Total Other Securities (cost $149,353)		149,353

Total Investments - 106.1% (identified cost $1,714,630)		2,412,313

Other Assets and Liabilities, Net - (6.1%)		(138,814)

Net Assets - 100.0%		2,273,499

Amounts in thousands (except contract amounts)
					Unrealized Appreciation
	Number of			Expiration	(Depreciation)
Futures Contracts	Contracts	Notional Amount		Date	$

Long Positions
MSCI Taiwan Index Futures	117	USD	3,375	03/12	73

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					73

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	9

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

					Unrealized Appreciation
	Amount		Amount	Settlement	(Depreciation)
Counterparty	Sold		Bought	Date	$
Citibank	USD	2,994	TWD 88,566	03/16/12	20

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					20

	% of	Market
	Net	Value
Sector Exposure	Assets	$
Consumer Discretionary	5.9	134,309
Consumer Staples	5.7	129,602
Energy	14.1	321,803
Financials	27.6	627,628
Health Care	0.6	13,838
Industrials	2.8	62,976
Information Technology	10.1	228,600
Materials	15.8	358,716
Telecommunication Services	8.0	181,699
Utilities	3.2	72,628
Preferred Stocks	4.4	100,070
Certificates of Participation	0.9	20,934
Short-Term Investments	0.4	10,157
Other Securities	6.6	149,353

Total Investments	106.1	2,412,313
Other Assets and Liabilities, Net	(6.1)	(138,814)

	100.0	2,273,499

See accompanying notes which are an integral part of the financial statements.

10	Emerging Markets Fund

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Portfolio Summary	Level 1	Level 2	Level 3	Total	Assets
Common Stocks
Bermuda	$31,605	$—	$—	$31,605	1.4
Brazil	321,331	—	—	321,331	14.1
Cayman Islands	63,564	—	—	63,564	2.8
China	219,849	—	—	219,849	9.7
Cyprus	8,041	—	—	8,041	0.4
Czech Republic	26,838	—	—	26,838	1.2
Egypt	—	—	—	—	—	*
Hong Kong	107,464	—	—	107,464	4.7
India	75,716	—	—	75,716	3.3
Indonesia	71,467	—	—	71,467	3.1
Malaysia	21,212	—	—	21,212	0.9
Mexico	71,114	—	—	71,114	3.1
Nigeria	1,023	—	—	1,023	—	*
Peru	17,321	—	—	17,321	0.8
Philippines	33,596	—	—	33,596	1.5
Poland	30,813	—	—	30,813	1.4
Russia	198,195	—	—	198,195	8.7
South Africa	167,568	—	—	167,568	7.4
South Korea	303,240	—	—	303,240	13.3
Taiwan	178,451	—	—	178,451	7.9
Thailand	74,863	—	—	74,863	3.3
Turkey	29,019	—	—	29,019	1.3
United Kingdom	2,853	—	—	2,853	0.1
United States	76,656	—	—	76,656	3.4
Preferred Stocks	100,070	—	—	100,070	4.4
Certificates of Participation	—	20,934	—	20,934	0.9
Short-Term Investments	10,157	—	—	10,157	0.4
Other Securities	—	149,353	—	149,353	6.6

Total Investments	$2,242,026	$170,287	$—	$2,412,313	106.1

Other Assets and Liabilities, Net					(6.1)

					100.0

Other Financial Instruments
Futures Contracts	73	—	—	73	—	*
Foreign Currency Exchange Contracts	—	20	—	20	—	*

Total Other Financial Instruments**	$73	$20	$—	$93

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	11

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SSgA
International Stock Selection Fund

Shareholder Expense Example — February 29, 2012 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2011 to February 29, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,036.97	$1,019.89
Expenses Paid During Period*	$5.06	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Class R	Performance	before expenses)

Beginning Account Value September 1, 2011	$1,000.00	$1,000.00
Ending Account Value February 29, 2012	$1,034.36	$1,017.75
Expenses Paid During Period*	$7.23	$7.17

*	Expenses are equal to the Fund’s annualized expense ratio of 1.43% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

International Stock Selection Fund	13

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SSgA
International Stock Selection Fund

Schedule of Investments — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.4%

Australia - 9.4%
Australia & New Zealand Banking Group, Ltd. - ADR	168,931	3,977
BHP Billiton, Ltd. - ADR	55,693	2,156
BlueScope Steel, Ltd. (Æ)	2,150,140	968
Boral, Ltd. (Ñ)	666,814	3,147
Caltex Australia, Ltd.	241,214	3,560
Computershare, Ltd. (Ñ)	190,606	1,582
Goodman Group (ö)	4,925,964	3,645
GPT Group (Ñ) (ö)	426,469	1,427
Incitec Pivot, Ltd.	1,562,455	5,463
OZ Minerals, Ltd.	301,860	3,545
Rio Tinto, Ltd. - ADR (Ñ)	117,870	8,526
Stockland (ö)	1,634,910	5,558
TABCORP Holdings, Ltd.	500,210	1,464
Telstra Corp., Ltd.	247,400	876
Westfield Group (ö)	359,042	3,385
Westfield Retail Trust (ö)	419,159	1,128
Westpac Banking Corp. (Ñ)	245,244	5,497

		55,904

Austria - 0.8%
Erste Group Bank AG	32,969	827
OMV AG	101,763	3,787

		4,614

Belgium - 0.8%
Delhaize Group SA	92,330	5,075

Denmark - 2.3%
Carlsberg A/S Class B	30,123	2,371
Novo Nordisk A/S Class B	82,443	11,561

		13,932

Finland - 2.0%
Metso OYJ	22,591	1,073
Outokumpu OYJ (Ñ)	278,097	1,934
Stora Enso OYJ Class R	335,886	2,522
UPM-Kymmene OYJ	447,373	6,169

		11,698

France - 12.1%
AXA SA	346,871	5,594
BNP Paribas SA	158,386	7,731
Cie de St.-Gobain	72,257	3,431
Cie Generale de Geophysique - Veritas (Æ)	122,170	3,775
Cie Generale des Etablissements Michelin Class B	22,835	1,575
Credit Agricole SA	206,560	1,323
France Telecom SA - ADR	90,840	1,386
L’Oreal SA	87,026	9,926
Pernod-Ricard SA	31,619	3,272
Peugeot SA	54,072	1,084
Renault SA	78,895	4,177
Sanofi - ADR	135,510	10,022
SCOR SE - ADR	118,621	3,139
Societe Generale SA	34,302	1,108
Total SA (Ñ)	179,103	10,020
Veolia Environnement SA	73,094	894
Vinci SA	26,873	1,399
Vivendi SA - ADR	105,368	2,263

		72,119

Germany - 6.6%
Allianz SE	83,832	10,167
BASF SE	18,913	1,660
Deutsche Bank AG	82,455	3,851
Deutsche Lufthansa AG	260,614	3,618
E.ON AG	257,963	5,934
Leoni AG (Ñ)	85,400	4,283
RWE AG	49,234	2,243
Salzgitter AG	48,668	2,979
Siemens AG	46,790	4,667

		39,402

Hong Kong - 1.1%
Cathay Pacific Airways, Ltd. (Ñ)	2,831,000	5,621
Cheung Kong Holdings, Ltd.	81,000	1,184

		6,805

Italy - 5.1%
Enel SpA	1,824,131	7,320
ENI SpA - ADR	301,084	6,943
Fiat Industrial SpA Class A (Æ)	208,551	2,223
Fiat SpA (Ñ)	490,940	2,840
Intesa Sanpaolo SpA	2,306,102	4,489
Telecom Italia SpA	5,494,696	6,332

		30,147

Japan - 21.2%
Asahi Glass Co., Ltd.	677,000	6,080
Canon, Inc.	90,100	4,079
Chubu Electric Power Co., Inc.	129,800	2,381
Daicel Chemical Industries, Ltd.	229,000	1,493
Daiichi Sankyo Co., Ltd.	91,100	1,673
Daiwa House Industry Co., Ltd.	384,000	4,955
Eisai Co., Ltd. (Ñ)	157,600	6,379
FUJIFILM Holdings Corp.	146,100	3,697
Fujitsu, Ltd.	337,000	1,828
Hitachi, Ltd.	737,000	4,288

International Stock Selection Fund	15

SSgA
International Stock Selection Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
JFE Holdings, Inc.	78,100	1,682
KDDI Corp. (Ñ)	147	933
Konica Minolta Holdings, Inc.	476,500	4,021
Marubeni Corp.	492,000	3,517
Mitsubishi Electric Corp.	420,000	3,767
Mitsubishi UFJ Financial Group, Inc.	2,068,700	10,688
Mitsui & Co., Ltd.	92,000	1,583
Mizuho Financial Group, Inc. (Ñ)	1,978,700	3,310
Nippon Telegraph & Telephone Corp.	62,000	2,925
Nissan Motor Co., Ltd.	413,600	4,233
NTT DoCoMo, Inc. (Ñ)	390	666
ORIX Corp. (Ñ)	53,300	5,134
Osaka Gas Co., Ltd.	114,000	438
Pioneer Corp. (Æ)(Ñ)	872,900	4,456
Sega Sammy Holdings, Inc.	36,900	700
Sekisui Chemical Co., Ltd.	176,000	1,511
Softbank Corp.	229,100	6,823
Sumitomo Corp.	148,100	2,195
Sumitomo Mitsui Financial Group, Inc. (Ñ)	302,200	10,249
Sumitomo Rubber Industries, Ltd.	458,300	5,768
Suzuki Motor Corp.	129,200	3,063
Tohoku Electric Power Co., Inc.	64,300	756
Toppan Printing Co., Ltd. (Ñ)	475,000	3,734
Toshiba Corp.	701,000	3,070
Toyota Tsusho Corp.	99,600	1,998
Yamada Denki Co., Ltd.	34,910	2,263

		126,336

Jersey - 0.6%
Experian PLC	45,672	687
WPP PLC	220,197	2,815

		3,502

Luxembourg - 0.5%
ArcelorMittal	146,066	3,079

Mauritius - 0.5%
Golden Agri-Resources, Ltd.	4,781,000	2,791

Netherlands - 2.8%
ING Groep NV (Æ)	588,414	5,219
Koninklijke Ahold NV	139,390	1,928
Koninklijke DSM NV	39,809	2,214
Koninklijke Philips Electronics NV	198,284	4,162
STMicroelectronics NV Class Y	403,355	3,010

		16,533

Norway - 2.8%
DNB ASA	366,238	4,701
Marine Harvest ASA	6,193,732	3,325
Statoil ASA Class N	295,551	8,460

		16,486

Singapore - 2.0%
Singapore Airlines, Ltd.	252,000	2,220
Yangzijiang Shipbuilding Holdings, Ltd.	8,854,000	9,628

		11,848

Spain - 4.3%
Banco Bilbao Vizcaya Argentaria SA - ADR	243,100	2,180
Banco Santander SA - ADR	825,471	6,848
Gas Natural SDG SA	375,460	6,353
Inditex SA	20,048	1,851
Repsol YPF SA - ADR	321,146	8,373

		25,605

Sweden - 1.3%
SSAB AB Class A	241,162	2,528
Trelleborg AB Class B	229,271	2,458
Volvo AB Class B	182,968	2,670

		7,656

Switzerland - 6.2%
Cie Financiere Richemont SA	36,517	2,242
Clariant AG (Æ)	377,206	5,274
Credit Suisse Group AG (Æ)	89,338	2,401
Nestle SA	223,886	13,685
Roche Holding AG	52,598	9,157
Swatch Group AG (The) Class B	5,548	2,515
UBS AG (Æ)	101,390	1,418

		36,692

United Kingdom - 17.0%
ARM Holdings PLC	195,627	1,772
AstraZeneca PLC - ADR (Æ)	195,989	8,754
Aviva PLC	1,193,547	6,993
BAE Systems PLC	195,888	975
Barclays PLC	1,111,883	4,334
BHP Billiton PLC	145,716	4,723
BP PLC	437,857	3,430
British American Tobacco PLC	85,103	4,301
Diageo PLC	170,873	4,087
HSBC Holdings PLC	707,858	6,253
Intercontinental Hotels Group PLC	78,329	1,787
ITV PLC	1,432,191	1,958
Kingfisher PLC	1,624,659	7,346
Legal & General Group PLC	1,540,426	2,960

16	International Stock Selection Fund

SSgA
International Stock Selection Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Meggitt PLC	270,948	1,666
Pearson PLC	78,872	1,505
Rexam PLC	144,902	957
Rio Tinto PLC (Æ)	28,683	1,635
Royal Bank of Scotland Group PLC - ADR (Æ)	3,110,131	1,381
Royal Dutch Shell PLC Class A	137,023	4,996
SABMiller PLC - ADR	108,214	4,386
Sage Group PLC (The)	261,987	1,295
Smith & Nephew PLC	297,469	2,925
Tate & Lyle PLC	371,940	4,127
Tesco PLC	945,340	4,754
Vodafone Group PLC - ADR (Æ)	2,840,150	7,652
Xstrata PLC	227,639	4,346

		101,298

Total Common Stocks (cost $544,889)		591,522

Short-Term Investments - 0.2%

United States - 0.2%
SSgA Prime Money Market Fund	1,422,142	1,422

Total Short-Term Investments (cost $1,422)		1,422

Other Securities - 5.8%
State Street Navigator Securities Lending Prime Portfolio (X)	34,593,561	34,594

Total Other Securities (cost $34,594)		34,594

Total Investments - 105.4% (identified cost $580,905)		627,538

Other Assets and Liabilities, Net - (5.4%)		(32,379)

Net Assets - 100.0%		595,159

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund	17

SSgA
International Stock Selection Fund

Schedule of Investments, continued — February 29, 2012 (Unaudited)

Amounts in thousands

	% of	Market
	Net	Value
Sector Exposure	Assets	$
Consumer Discretionary	12.5	74,309
Consumer Staples	10.8	64,027
Energy	9.0	53,344
Financials	24.0	143,057
Health Care	8.5	50,469
Industrials	10.1	60,316
Information Technology	4.2	25,086
Materials	11.3	67,002
Telecommunication Services	4.6	27,593
Utilities	4.4	26,319
Short-Term Investments	0.2	1,422
Other Securities	5.8	34,594

Total Investments	105.4	627,538
Other Assets and Liabilities, Net	(5.4)	(32,379)

	100.0	595,159

See accompanying notes which are an integral part of the financial statements.

18	International Stock Selection Fund

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — February 29, 2012 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Portfolio Summary	Level 1	Level 2	Level 3	Total	Assets
Common Stocks
Australia	$55,904	$—	$—	$55,904	9.4
Austria	4,614	—	—	4,614	0.8
Belgium	5,075	—	—	5,075	0.8
Denmark	13,932	—	—	13,932	2.3
Finland	11,698	—	—	11,698	2.0
France	72,119	—	—	72,119	12.1
Germany	39,402	—	—	39,402	6.6
Hong Kong	6,805	—	—	6,805	1.1
Italy	30,147	—	—	30,147	5.1
Japan	126,336	—	—	126,336	21.2
Jersey	3,502	—	—	3,502	0.6
Luxembourg	3,079	—	—	3,079	0.5
Mauritius	2,791	—	—	2,791	0.5
Netherlands	16,533	—	—	16,533	2.8
Norway	16,486	—	—	16,486	2.8
Singapore	11,848	—	—	11,848	2.0
Spain	25,605	—	—	25,605	4.3
Sweden	7,656	—	—	7,656	1.3
Switzerland	36,692	—	—	36,692	6.2
United Kingdom	101,298	—	—	101,298	17.0
Short-Term Investments	1,422	—	—	1,422	0.2
Other Securities	—	34,594	—	34,594	5.8

Total Investments	$592,944	$34,594	$—	$627,538	105.4

Other Assets and Liabilities, Net					(5.4)

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund	19

SSgA
International Equity Funds

Notes to Schedules of Investments — February 29, 2012 (Unaudited)

Footnotes:

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(X)	Affiliate; the security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(λ)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
±	Less than $500.

Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

20	Notes to Schedules of Investments

SSgA
International Equity Funds

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	Emerging	International
Amounts in thousands	Markets Fund	Stock Selection Fund

Assets
Investments, at identified cost	$1,714,630	$580,905

Investments, at market	2,412,313	627,538
Cash (restricted)	303	—
Foreign currency holdings	1,986	929
Unrealized appreciation on foreign currency exchange contracts	20	—
Receivables:
Dividends and interest	5,762	1,658
Investments sold	16,636	—
Fund shares sold	5,530	591
Foreign taxes recoverable	—	372
From affiliates	273	337
Daily variation margin on futures contracts	73	65
Prepaid expenses	57	11

Total assets	2,442,953	631,501

Liabilities
Payables:
Due to broker	35	—
Investments purchased	12,837	—
Fund shares redeemed	2,289	1,050
Accrued fees to affiliates	2,209	612
Other accrued expenses	37	86
Deferred tax liability	2,694	—
Other payable	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—
Payable upon return of securities loaned	149,353	34,594

Total liabilities	169,454	36,342

Net Assets	$2,273,499	$595,159

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(10,078)	$(4,291)
Accumulated net realized gain (loss)	(93,505)	(629,745)
Unrealized appreciation (depreciation) on:
Investments	694,989	46,633
Futures contracts Shares outs	73	—
Foreign currency-related transactions	156	(8)
Shares of beneficial interest	108	65
Additional paid-in capital	1,681,756	1,182,505

Net Assets	$2,273,499	$595,159

Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class (a)	$20.98	$9.22
Net assets	$1,639,956,672	$593,187,597
Shares outstanding ($.001 par value)	78,160,241	64,359,035
Net asset value per share: Class R (a)	$—	$9.16
Net assets	$—	$1,971,191
Shares outstanding ($.001 par value)	—	215,182
Net asset value per share: Select Class (a)	$21.05	$—
Net assets	$633,542,747	$—
Shares outstanding ($.001 par value)	30,097,474	—

Amounts in thousands
*	Securities on loan included in investments	$141,566	$32,730
**	Investments in Affiliates	$10,157	$1,422
***	Foreign currency holdings - cost	$1,982	$939
(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	21

SSgA
International Equity Funds

Statements of Operations — For the Period Ended February 29, 2012 (Unaudited)

	Emerging	International
Amounts in thousands	Markets Fund	Stock Selection Fund

Investment Income
Dividends	$18,711	$8,376
Dividends from affiliated money market funds	3	—
Interest	6	1
Securities lending income	390	170
Less foreign taxes withheld	(1,721)	(710)

Total investment income	17,389	7,837

Expenses
Advisory fees	7,586	2,500
Administrative fees	593	197
Custodian fees	1,689	218
Distribution fees - Institutional Class	1,359	712
Distribution fees - Class R	—	2
Transfer agent fees	377	185
Professional fees	36	26
Registration fees	48	22
Shareholder servicing fees - Institutional Class	404	119
Shareholder servicing fees - Class R	—	5
Shareholder servicing fees - Select Class	77	—
Trustees’ fees	44	19
Insurance fees	24	9
Printing fees	94	73
Miscellaneous	8	6

Expenses before reductions	12,339	4,093
Expense reductions	(389)	(756)

Net expenses	11,950	3,337

Net investment income (loss)	5,439	4,500

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	7,511	(45,724)
Futures contracts	1,091	35
Foreign currency-related transactions	(1,471)	(130)

Net realized gain (loss)	7,131	(45,819)

Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	47,019	56,055
Futures contracts	73	—
Foreign currency-related transactions	170	(69)

Net change in unrealized appreciation (depreciation)	47,262	55,986

Net realized and unrealized gain (loss)	54,393	10,167

Net Increase (Decrease) in Net Assets from Operations	$59,832	$14,667

See accompanying notes which are an integral part of the financial statements.

22	Statements of Operations

SSgA
International Equity Funds

Statements of Changes in Net Assets — For the Periods Ended

	Emerging Markets Fund		International Stock Selection Fund
	Six Months Ended		Six Months Ended
	February 29, 2012	Fiscal Year Ended	February 29, 2012	Fiscal Year Ended
Amounts in thousands	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,439	$33,252	$4,500	$21,676
Net realized gain (loss)	7,131	288,553	(45,819)	135,439
Net change in unrealized appreciation (depreciation)	47,262	(64,668)	55,986	(43,122)

Net increase (decrease) in net assets from operations	59,832	257,137	14,667	113,993

Distributions
From net investment income
Institutional Class	(22,434)	(27,225)	(26,998)	(27,740)
Class R	—	—	(62)	(49)
Select Class	(11,370)	(20,095)	—	—

Net decrease in net assets from distributions	(33,804)	(47,320)	(27,060)	(27,789)

Share Transactions
Net increase (decrease) in net assets from share transactions	80,333	(325,749)	(160,470)	(376,300)

Total Net Increase (Decrease) in Net Assets	106,361	(115,932)	(172,863)	(290,096)

Net Assets
Beginning of period	2,167,138	2,283,070	768,022	1,058,118

End of period	$2,273,499	$2,167,138	$595,159	$768,022

Undistributed (overdistributed) net investment income included in net assets	$(10,078)	$18,287	$(4,291)	$18,269

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	23

SSgA
International Equity Funds

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Realized Gain
Emerging Markets Fund

Institutional Class
February 29, 2012*	20.81	.03	.44	.47	(.30)	—
August 31, 2011	19.20	.29	1.70	1.99	(.38)	—
August 31, 2010	16.61	.17	2.81	2.98	(.39)	—
August 31, 2009	22.72	.27	(4.71)	(4.44)	—	(1.67)
August 31, 2008	28.86	.40	(3.59)	(3.19)	(.92)	(2.03)
August 31, 2007	21.18	.33	8.79	9.12	(.33)	(1.11)

Select Class
February 29, 2012*	20.90	.05	.44	.49	(.34)	—
August 31, 2011	19.28	.31	1.73	2.04	(.42)	—
August 31, 2010	16.67	.21	2.82	3.03	(.42)	—
August 31, 2009	22.75	.30	(4.71)	(4.41)	—	(1.67)
August 31, 2008	28.89	.46	(3.59)	(3.13)	(.98)	(2.03)
August 31, 2007	21.20	.39	8.79	9.18	(.38)	(1.11)

International Stock Selection Fund

Institutional Class
February 29, 2012*	9.24	.06	.25	.31	(.33)	—
August 31, 2011	8.81	.23	.46	.69	(.26)	—
August 31, 2010	9.24	.18	(.33)	(.15)	(.28)	—
August 31, 2009	11.79	.24	(2.57)	(2.33)	(.22)	—
August 31, 2008	14.71	.27	(2.52)	(2.25)	(.33)	(.34)
August 31, 2007	12.88	.33	2.05	2.38	(.19)	(.36)

Class R
February 29, 2012*	9.16	.04	.25	.29	(.29)	—
August 31, 2011	8.74	.19	.44	.63	(.21)	—
August 31, 2010	9.17	.15	(.33)	(.18)	(.25)	—
August 31, 2009	11.68	.21	(2.55)	(2.34)	(.17)	—
August 31, 2008	14.60	.27	(2.55)	(2.28)	(.30)	(.34)
August 31, 2007	12.80	.28	2.01	2.29	(.13)	(.36)

*	For six months ended February 29, 2012 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation
(b)	May reflect amounts waived and/or reimbursed by the investment advisor and doe certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

24	Financial Highlights

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Distributions	Period	Return	(000)	Net(b)	Gross	Net Assets(b)	Turnover Rate

(.30)	20.98	2.45	1,639,957	1.25	1.28	.31	32
(.38)	20.81	10.25	1,451,810	1.25	1.26	1.29	50
(.39)	19.20	17.98	1,328,720	1.24	1.24	.87	63
(1.67)	16.61	(16.50)	1,453,575	1.20	1.21	1.99	61
(2.95)	22.72	(13.53)	1,949,537	1.24	1.25	1.39	42
(1.44)	28.86	45.69	2,582,843	1.25	1.27	1.35	39

(.34)	21.05	2.60	633,542	1.02	1.06	.58	32
(.42)	20.90	10.48	715,328	1.02	1.04	1.40	50
(.42)	19.28	18.24	954,350	1.01	1.02	1.09	63
(1.67)	16.67	(16.33)	1,082,478	.98	.99	2.22	61
(3.01)	22.75	(13.33)	1,205,196	1.02	1.03	1.64	42
(1.49)	28.89	46.00	1,301,424	1.04	1.06	1.59	39

(.33)	9.22	3.70	593,188	1.00	1.23	1.35	48
(.26)	9.24	7.61	766,126	1.00	1.19	2.27	77
(.28)	8.81	(1.85)	1,055,967	1.00	1.17	1.95	83
(.22)	9.24	(19.46)	1,525,020	1.00	1.16	3.04	122
(.67)	11.79	(16.20)	1,823,516	1.00	1.19	1.94	75
(.55)	14.71	19.07	3,168,823	1.00	1.18	2.29	54

(.29)	9.16	3.44	1,971	1.43	1.65	.91	48
(.21)	9.16	7.09	1,896	1.45	1.64	1.85	77
(.25)	8.74	(2.19)	2,151	1.43	1.60	1.56	83
(.17)	9.17	(19.82)	2,537	1.44	1.60	2.65	122
(.64)	11.68	(16.46)	2,852	1.32	1.51	2.04	75
(.49)	14.60	18.41	1,135	1.49	1.67	1.95	54

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	25

SSgA
International Equity Funds

Notes to Financial Statements — February 29, 2012 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 29, 2012. These financial statements report on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

Effective July 31, 2003, the International Stock Selection Fund began offering Class R Shares. Class R Shares may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

26	Notes to Financial Statements

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International Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAVof fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred

Notes to Financial Statements	27

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International Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended February 29, 2012 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

28	Notes to Financial Statements

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International Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 29, 2012, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2008 through August 31, 2010, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At February 29, 2012 the following Fund had a net tax basis capital loss carryforward, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	8/31/2012	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Total
Emerging Markets Fund	$—	$—	$—	$—	$—	$—	$97,337,228	$—	$97,337,228
International Stock Selection Fund	$—	$—	$—	$—	$—	$153,873,846	$428,227,873	$—	$582,101,719

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 29, 2012, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging	International
	Markets Fund	Stock Selection Fund
Cost of Investments for Tax Purposes	$1,737,112,638	$587,459,833

Gross Tax Unrealized Appreciation	721,632,471	63,072,854
Gross Tax Unrealized Depreciation	(46,432,099)	(22,994,691)

Net Unrealized Appreciation (Depreciation)	$675,200,372	$40,078,163

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and U.S. GAAP are primarily due to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Notes to Financial Statements	29

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International Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Emerging Markets Fund offers Select Class shares and the International Stock Selection Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or pain. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at February 29, 2012. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

	Deferred	Capital
	Tax Liability	Gains Taxes
Emerging Markets Fund	$2,694,238	$1,956,392

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and index swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’

30	Notes to Financial Statements

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

The effects of Derivative Instruments as shown on the Statement of Assets and Liabilities, categorized by risk exposure for the period ended February 29, 2012 were as follows:

(Amounts in thousands)
	Emerging Markets Fund		International Stock Selection Fund
	Equity	Foreign Currency	Equity	Foreign Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$73	$—	$—	$—
Foreign currency-related transactions		20	—	—

Total	$73	$20	$65	$—

Location
Statement of Assets and Liabilities — Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$—	$—	$—

	$—	$—	$—	$—

*	Less than $500.

The effects of Derivative Instruments on the Statements of Operations for the period ended February 29, 2012 were as follows:

(Amounts in thousands)
	Emerging Markets Fund			International Stock Selection Fund
	Equity	Foreign Currency		Equity	Foreign Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts		Contracts	Contracts
Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$1,091	$—		$35	$—
Foreign currency-related transactions	—	—	*	—	(130)

Total	$1,091	$—	*	$35	$(130)

Location
Statement of Operations — Net change in unrealized appreciation
Futures contracts	$73	$—		$—	$—
Index swap contracts	—	—		—	—
Foreign currency-related transactions	—	20		—	(69)

	$73	$20		$—	$(69)

*	Less than $500.

Notes to Financial Statements	31

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International Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

For the period ended February 29, 2012 the Funds’ quarterly holdings of foreign currency exchange contracts were as follows:

	Outstanding Contract
	Amounts Sold
	November 30,	February 29,
Quarter Ended	2011	2012
Emerging Markets Fund	7,008,351	2,993,612
International Stock Selection Fund	1,103,097	—

For the period ended February 29, 2012 the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures
	Contracts
	Outstanding
	November 30,	February 29,
Quarter Ended	2011	2012
Emerging Markets Fund	397	117

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statements of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 29, 2012, the Emerging Markets Fund and International Stock Selection Fund had collateral balances held in connection with futures contracts purchased (sold) as follows:

	Cash Collateral
	for Futures	Due to Broker
Emerging Markets Fund	$302,736	$35,488

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that SSgA Funds Management, Inc. (“the Advisor”) deems creditworthy. This risk is also

32	Notes to Financial Statements

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of February 29, 2012, the Emerging Markets Fund had no cash collateral held in connection with swap contracts purchased (sold).

Participation Notes

The Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Fund Concentration

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements	33

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International Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

3.	Investment Transactions

Securities

For the period ended February 29, 2012, purchases and sales of investment securities, excluding short-term investments and derivative contracts, were as follows:

	Purchases	Sales
Emerging Markets Fund	$700,515,600	$658,451,890
International Stock Selection Fund	322,155,827	499,832,469

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company (“State Street,” the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 29, 2012, there was no non-cash collateral received for the securities on loan.

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to an Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the annual rate of 0.75% of their average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the “Distributor”), a wholly-owned subsidiary of State Street Corporation, will waive up to 0.70% of the average daily net assets of the distribution (12b-1) and service fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will

34	Notes to Financial Statements

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of the average daily net assets of distribution (12b-1) and service fees.

The Advisor has contractually agreed to waive up to the full amount of the Emerging Markets Fund’s advisory fees and to reimburse the Institutional Class for all expenses in excess of 1.25% of average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waivers for the period ended February 29, 2012 was $266,770 for the Institutional Class and $115,906 for Select Class. There were no reimbursements for the Institutional Class or Select Class for the period ended February 29, 2012.

The Advisor has contractually agreed to waive up to the full amount of the International Stock Selection Fund’s advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.00% and 1.60%, respectively, of each class’ average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 29, 2012 was $753,373 for the Institutional Class and $2,077 for Class R. There were no reimbursements for the Institutional Class or Class R for the period ended February 29, 2012.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 29, 2012, $11,579,540 of the Central Fund’s net assets represents investments by these Funds, and $16,395,075 represents the investments of other Investment Company Funds not presented herein.

Amounts related to investments in the Central Fund during the period ended February 29, 2012 were as follows:

		Purchases	Sales	Realized	Income
Funds	Market Value	Cost	Cost	Gain (Loss)	Distributions
Emerging Markets Fund	$10,157,398	$357,968,409	$348,558,460	$—	$3,088
International Stock Selection Fund	1,422,142	35,408,062	34,559,167	—	280

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of certain Funds’ advisory fee equal to the advisory fee paid by certain Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participating Fund in an amount that offsets the amount of such fee incurred by the participating Fund. For the period ended February 29, 2012, the total advisory fees waived are as follows:

Amount Paid
Emerging Markets Fund	$6,570
International Stock Selection Fund	456

Boston Financial Data Services (“BFDS”) a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

Notes to Financial Statements	35

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Emerging Markets Fund	$21

Securities Lending

For the period September 1, 2011 through February 29, 2012, State Street earned securities lending agent fees as follows:

Agent Fees
Earned
Emerging Markets Fund	$79,023
International Stock Selection Fund	30,910

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion — 0.07%; over $1 billion — 0.05%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has adopted a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

Institutional Class

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder servicing agreement with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 29, 2012, each Institutional Class paid the following shareholder servicing expenses to the Agents:

			High Net Worth
	State Street	Global Markets	Services
Emerging Markets Fund	$26,314	$4,518	$1,159
International Stock Selection Fund	3,841	257	95

The Institutional Class did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

36	Notes to Financial Statements

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the plan’s termination or discontinuation. There were no carryover expenses as of February 29, 2012.

Class R

The Investment Company has adopted a distribution plan for the Class R Shares pursuant to Rule 12b-1 (the “R Plan”) under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund’s average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries.

The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund’s average net asset value per year. Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the R plan to exceed 0.05% of the Funds’ average daily net assets per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect.

Under the R Plan, the Funds have adopted a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 29, 2012, International Stock Selection Class R paid $4,501 to Global Markets.

Select Class

The Investment Company has adopted a distribution plan with respect to the Select Class pursuant to Rule 12b-1 (the “Select Plan”) under the 1940 Act. The Select Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connections with purchases and redemptions of shares of the Select Class and related services provided to Select Class shareholders by the Distributor. Payments to State Street for shareholder and administrative services are not permitted by the Select Plan to exceed 0.025% of each Fund’s average net asset value per year. Any payments that are required to be made to State Street that cannot be made because of the limitations contained in the Select Plan may be carried forward and paid in the following two fiscal years so long as the Select Plan is in effect. There were no carryover expenses as of February 29, 2012.

Under the Select Plan, the Funds have adopted a distribution agreement with the Distributor. For these services, Select Class pays the Distributor 0.025% of the daily net asset value. For the period ended February 29, 2012, Emerging Markets Select Class paid $76,583 to Global Markets.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Notes to Financial Statements	37

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 29, 2012 were as follows:

	Emerging	International Stock
	Markets Fund	Selection Fund
Advisory fees	$1,367,821	$357,488
Administration fees	101,780	27,976
Custodian Fees	362,923	61,232
Shareholder servicing fees	205,546	68,483
Transfer agent fees	146,692	83,188
Trustee fees	24,637	13,200

	$2,209,399	$611,567

5.	Fund Share Transactions

	(amounts in thousands)
	For the Periods Ended
	Shares	Dollars	Shares	Dollars
Emerging Markets Fund	February 29, 2012		August 31, 2011

Institutional Class
Proceeds from shares sold	20,979	$394,929	24,682	$544,338
Proceeds from reinvestment of distributions	1,200	21,897	1,210	26,421
Payments for shares redeemed	(13,783)	(258,024)	(25,325)	(557,699)

	8,396	158,802	567	13,060

Select Class
Proceeds from shares sold	886	16,586	2,039	44,460
Proceeds from reinvestment of distributions	294	5,370	413	9,045
Payments for shares redeemed	(5,308)	(100,425)	(17,726)	(392,314)

	(4,128)	(78,469)	(15,274)	(338,809)

Total net increase (decrease)	4,268	$80,333	(14,707)	$(325,749)

International Stock Selection Fund
Institutional Class
Proceeds from shares sold	6,796	$57,523	8,510	$85,836
Proceeds from reinvestment of distributions	3,127	26,839	2,787	27,569
Payments for shares redeemed	(28,456)	(244,901)	(48,245)	(489,311)

	(18,533)	(160,539)	(36,948)	(375,906)

Class R
Proceeds from shares sold	26	222	79	808
Proceeds from reinvestment of distributions	7	62	5	49
Payments for shares redeemed	(25)	(215)	(123)	(1,251)

	8	69	(39)	(394)

Total net increase (decrease)	(18,525)	$(160,470)	(36,987)	$(376,300)

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only

38	Notes to Financial Statements

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2012 (Unaudited)

when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended February 29, 2012, Miscellaneous expenses on the Statements of Operations for the Emerging Markets and International Stock Selection Funds include $516 and $0 of interest expense, respectively, paid under the Interfund Lending Program for the period ended February 29, 2012.

7.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended February 29, 2012, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

8.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

9.	Subsequent Events

Management has evaluated events and transactions that may have occurred since February 29, 2012, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered, except for the following, which would require disclosure within the financial statements.

Effective on July 31, 2012 (the “Conversion Date”), the SSgA Funds will cease offering Class R shares and all shareholders holding Class R shares of an SSgA Fund will have their Class R shares automatically converted, pro rata, to Institutional Class shares of the same SSgA Fund.

Notes to Financial Statements	39

SSgA
International Equity Funds

Shareholder Requests for Additional Information — February 29, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

40	Shareholder Requests for Additional Information

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 29, 2012 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Number of
			Principal Occupation(s)	Portfolios
	Position(s) Held		During Past 5 Years;	in Fund	Other
Name,	with SSgA Funds;	Term	and Other	Complex	Directorships Held
Age,	Length of	of	Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Virginia Tech Foundation Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institute and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	None

Disclosure of Information about Fund Trustees and Officers	41

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Number of
			Principal Occupation(s)	Portfolios
	Position(s) Held		During Past 5 Years;	in Fund	Other
Name,	with SSgA Funds;	Term	and Other	Complex	Directorships Held
Age,	Length of	of	Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	20	None

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None

42	Disclosure of Information about Fund Trustees and Officers

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Number of
			Principal Occupation(s)	Portfolios
	Position(s) Held		During Past 5 Years;	in Fund	Other
Name,	with SSgA Funds;	Term	and Other	Complex	Directorships Held
Age,	Length of	of	Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
• 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);
• 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation);
• September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care);
• 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and
• 2003 to 2009, Trustee, Gettysburg College.
				20	None

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

Disclosure of Information about Fund Trustees and Officers	43

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2012 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age, and	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds, State Street Master Funds and State Street Institutional Investment Trust; President and Trustee, Select Sector SPDR Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
• Chief Operating Officer and Senior Managing Director, SSgA Funds Management, Inc. (investment advisor);
• March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and
• Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
• 2009 to Present Head of North America Operations, Global Operations, Russell Investments;
• 1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company and Russell Financial Services Company; and
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2012	Until successor is elected by Trustees
• 1999 to 2012 Assistant Secretary Russell Investment Company and Russell Investment Funds;
• Associate General Counsel, Russell Investments;
• Secretary, Russell Investment Management Company, Russell Fund Services Company and Russell Financial Services, Inc.; and
• Secretary and Chief Legal Officer, Russell Investment Company, Russell Investment Funds and Russell Exchange Traded Funds Trust.

44	Disclosure of Information about Fund Trustees and Officers

SSgA
International Equity Funds
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Shawn C.D. Johnson
William L. Marshall
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Officers
James E. Ross, President, Chief Executive Officer and
Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting Officer
Ellen M. Needham, Vice President
Jacqueline Angell, Chief Compliance Officer
Mary Beth Rhoden, Secretary and Chief Legal Officer
Ross E. Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant Treasurer
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center,
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP
Exchange Place Boston,
Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	45

IESAR-02/12

Item 2. Code of Ethics. [Annual Report Only]
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Item 5. Audit Committee of Listed Registrants. [Not Applicable]
Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]
Items 7-9. [Not Applicable]
Item 10. Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.
Item 11. Controls and Procedures
(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.
(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.
Item 12. Exhibit List
(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President, Chief Executive Officer and Principal Executive Officer
Date: May 02, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President, Chief Executive Officer and Principal Executive Officer
Date: May 02, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer
Date: May 02, 2012